UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Registrant is making a filing for 9 of its series: Allspring Adjustable Rate Government Fund, Allspring Core Plus Bond Fund, Allspring Government Securities Fund, Allspring High Yield Bond Fund, Allspring Managed Account CoreBuilder® Shares—Series CP, Allspring Short Duration Government Bond Fund, Allspring Short-Term Bond Plus Fund, Allspring Short-Term High Income Fund and Allspring Ultra Short-Term Income Fund.

Date of reporting period: February 28, 2025

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

Adjustable Rate Government Fund

February 28, 2025

ESADX

Administrator Class

This semi-annual shareholder report contains important information about Adjustable Rate Government Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$190,075,520
# of portfolio holdings	503
Portfolio turnover rate	0%
Total advisory fees paid	$213,980

What did the Fund invest in?

PORTFOLIO COMPOSITION - (% OF LONG TERM INVESTMENT)

Agency securities	90.0
U.S. Treasury securities	6.0
Non-agency mortgage-backed securities	1.3
Asset-backed securities	1.2
Yankee government bonds	0.8
Corporate bonds and notes	0.7

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.50%, 9-30-2026	3.1
U.S. Treasury Notes, 4.13%, 10-31-2026	2.3
GNMA Series 2021-H14 Class FA, 4.65%, 4-20-2070	1.7
FHLMC Multifamily Structured Pass-Through Certificates Series Q016 Class APT2, 1.47%, 5-25-2051	1.7
FNMA Series 2002-66 Class A3, 4.51%, 4-25-2042	1.5
GNMA Series 2019-H10 Class FB, 5.04%, 6-20-2069	1.4
FNMA Series 2017-45 Class FA, 4.97%, 6-25-2047	1.2
GNMA Series 2020-H19 Class FB, 4.89%, 11-20-2070	1.2
FNMA, 2.39%, 8-1-2050	1.1
FNMA Series 2020-10 Class Q, 3.00%, 3-25-2050	1.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3765 02-25

Semi-Annual Shareholder Report

Adjustable Rate Government Fund

February 28, 2025

ESAAX

Class A

This semi-annual shareholder report contains important information about Adjustable Rate Government Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$37	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$190,075,520
# of portfolio holdings	503
Portfolio turnover rate	0%
Total advisory fees paid	$213,980

What did the Fund invest in?

PORTFOLIO COMPOSITION - (% OF LONG TERM INVESTMENT)

Agency securities	90.0
U.S. Treasury securities	6.0
Non-agency mortgage-backed securities	1.3
Asset-backed securities	1.2
Yankee government bonds	0.8
Corporate bonds and notes	0.7

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.50%, 9-30-2026	3.1
U.S. Treasury Notes, 4.13%, 10-31-2026	2.3
GNMA Series 2021-H14 Class FA, 4.65%, 4-20-2070	1.7
FHLMC Multifamily Structured Pass-Through Certificates Series Q016 Class APT2, 1.47%, 5-25-2051	1.7
FNMA Series 2002-66 Class A3, 4.51%, 4-25-2042	1.5
GNMA Series 2019-H10 Class FB, 5.04%, 6-20-2069	1.4
FNMA Series 2017-45 Class FA, 4.97%, 6-25-2047	1.2
GNMA Series 2020-H19 Class FB, 4.89%, 11-20-2070	1.2
FNMA, 2.39%, 8-1-2050	1.1
FNMA Series 2020-10 Class Q, 3.00%, 3-25-2050	1.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0356 02-25

Semi-Annual Shareholder Report

Adjustable Rate Government Fund

February 28, 2025

ESACX

Class C

This semi-annual shareholder report contains important information about Adjustable Rate Government Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$75	1.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$190,075,520
# of portfolio holdings	503
Portfolio turnover rate	0%
Total advisory fees paid	$213,980

What did the Fund invest in?

PORTFOLIO COMPOSITION - (% OF LONG TERM INVESTMENT)

Agency securities	90.0
U.S. Treasury securities	6.0
Non-agency mortgage-backed securities	1.3
Asset-backed securities	1.2
Yankee government bonds	0.8
Corporate bonds and notes	0.7

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.50%, 9-30-2026	3.1
U.S. Treasury Notes, 4.13%, 10-31-2026	2.3
GNMA Series 2021-H14 Class FA, 4.65%, 4-20-2070	1.7
FHLMC Multifamily Structured Pass-Through Certificates Series Q016 Class APT2, 1.47%, 5-25-2051	1.7
FNMA Series 2002-66 Class A3, 4.51%, 4-25-2042	1.5
GNMA Series 2019-H10 Class FB, 5.04%, 6-20-2069	1.4
FNMA Series 2017-45 Class FA, 4.97%, 6-25-2047	1.2
GNMA Series 2020-H19 Class FB, 4.89%, 11-20-2070	1.2
FNMA, 2.39%, 8-1-2050	1.1
FNMA Series 2020-10 Class Q, 3.00%, 3-25-2050	1.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0956 02-25

Semi-Annual Shareholder Report

Adjustable Rate Government Fund

February 28, 2025

EKIZX

Institutional Class

This semi-annual shareholder report contains important information about Adjustable Rate Government Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$23	0.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$190,075,520
# of portfolio holdings	503
Portfolio turnover rate	0%
Total advisory fees paid	$213,980

What did the Fund invest in?

PORTFOLIO COMPOSITION - (% OF LONG TERM INVESTMENT)

Agency securities	90.0
U.S. Treasury securities	6.0
Non-agency mortgage-backed securities	1.3
Asset-backed securities	1.2
Yankee government bonds	0.8
Corporate bonds and notes	0.7

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.50%, 9-30-2026	3.1
U.S. Treasury Notes, 4.13%, 10-31-2026	2.3
GNMA Series 2021-H14 Class FA, 4.65%, 4-20-2070	1.7
FHLMC Multifamily Structured Pass-Through Certificates Series Q016 Class APT2, 1.47%, 5-25-2051	1.7
FNMA Series 2002-66 Class A3, 4.51%, 4-25-2042	1.5
GNMA Series 2019-H10 Class FB, 5.04%, 6-20-2069	1.4
FNMA Series 2017-45 Class FA, 4.97%, 6-25-2047	1.2
GNMA Series 2020-H19 Class FB, 4.89%, 11-20-2070	1.2
FNMA, 2.39%, 8-1-2050	1.1
FNMA Series 2020-10 Class Q, 3.00%, 3-25-2050	1.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4118 02-25

Semi-Annual Shareholder Report

Core Plus Bond Fund

February 28, 2025

WIPDX

Administrator Class

This semi-annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$9,338,590,017
# of portfolio holdings	863
Portfolio turnover rate	83%
Total advisory fees paid	$10,909,091

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	31.8
Corporate bonds and notes	19.6
U.S. Treasury securities	15.4
Asset-backed securities	10.3
Yankee corporate bonds and notes	8.4
Non-agency mortgage-backed securities	5.9
Foreign corporate bonds and notes	4.2
Foreign government bonds	2.9
Yankee government bonds	1.2
Loans	0.2
Investment companies	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1-31-2030	2.3
GNMA, 6.00%, 3-15-2025	1.7
GNMA, 5.00%, 11-20-2054	1.7
U.S. Treasury Bonds, 4.63%, 5-15-2054	1.5
U.S. Treasury Notes, 4.25%, 11-15-2034	1.4
U.S. Treasury Notes, 4.13%, 10-31-2029	1.4
FNMA, 6.00%, 3-15-2055	1.3
U.S. Treasury Bonds, 4.63%, 5-15-2044	1.2
FNMA, 2.00%, 10-1-2051	1.1
FHLMC, 2.50%, 6-1-2051	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3767 02-25

Semi-Annual Shareholder Report

Core Plus Bond Fund

February 28, 2025

STYAX

Class A

This semi-annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$33	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$9,338,590,017
# of portfolio holdings	863
Portfolio turnover rate	83%
Total advisory fees paid	$10,909,091

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	31.8
Corporate bonds and notes	19.6
U.S. Treasury securities	15.4
Asset-backed securities	10.3
Yankee corporate bonds and notes	8.4
Non-agency mortgage-backed securities	5.9
Foreign corporate bonds and notes	4.2
Foreign government bonds	2.9
Yankee government bonds	1.2
Loans	0.2
Investment companies	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1-31-2030	2.3
GNMA, 6.00%, 3-15-2025	1.7
GNMA, 5.00%, 11-20-2054	1.7
U.S. Treasury Bonds, 4.63%, 5-15-2054	1.5
U.S. Treasury Notes, 4.25%, 11-15-2034	1.4
U.S. Treasury Notes, 4.13%, 10-31-2029	1.4
FNMA, 6.00%, 3-15-2055	1.3
U.S. Treasury Bonds, 4.63%, 5-15-2044	1.2
FNMA, 2.00%, 10-1-2051	1.1
FHLMC, 2.50%, 6-1-2051	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0059 02-25

Semi-Annual Shareholder Report

Core Plus Bond Fund

February 28, 2025

WFIPX

Class C

This semi-annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$71	1.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$9,338,590,017
# of portfolio holdings	863
Portfolio turnover rate	83%
Total advisory fees paid	$10,909,091

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	31.8
Corporate bonds and notes	19.6
U.S. Treasury securities	15.4
Asset-backed securities	10.3
Yankee corporate bonds and notes	8.4
Non-agency mortgage-backed securities	5.9
Foreign corporate bonds and notes	4.2
Foreign government bonds	2.9
Yankee government bonds	1.2
Loans	0.2
Investment companies	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1-31-2030	2.3
GNMA, 6.00%, 3-15-2025	1.7
GNMA, 5.00%, 11-20-2054	1.7
U.S. Treasury Bonds, 4.63%, 5-15-2054	1.5
U.S. Treasury Notes, 4.25%, 11-15-2034	1.4
U.S. Treasury Notes, 4.13%, 10-31-2029	1.4
FNMA, 6.00%, 3-15-2055	1.3
U.S. Treasury Bonds, 4.63%, 5-15-2044	1.2
FNMA, 2.00%, 10-1-2051	1.1
FHLMC, 2.50%, 6-1-2051	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0559 02-25

Semi-Annual Shareholder Report

Core Plus Bond Fund

February 28, 2025

STYJX

Class R6

This semi-annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$9,338,590,017
# of portfolio holdings	863
Portfolio turnover rate	83%
Total advisory fees paid	$10,909,091

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	31.8
Corporate bonds and notes	19.6
U.S. Treasury securities	15.4
Asset-backed securities	10.3
Yankee corporate bonds and notes	8.4
Non-agency mortgage-backed securities	5.9
Foreign corporate bonds and notes	4.2
Foreign government bonds	2.9
Yankee government bonds	1.2
Loans	0.2
Investment companies	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1-31-2030	2.3
GNMA, 6.00%, 3-15-2025	1.7
GNMA, 5.00%, 11-20-2054	1.7
U.S. Treasury Bonds, 4.63%, 5-15-2054	1.5
U.S. Treasury Notes, 4.25%, 11-15-2034	1.4
U.S. Treasury Notes, 4.13%, 10-31-2029	1.4
FNMA, 6.00%, 3-15-2055	1.3
U.S. Treasury Bonds, 4.63%, 5-15-2044	1.2
FNMA, 2.00%, 10-1-2051	1.1
FHLMC, 2.50%, 6-1-2051	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4689 02-25

Semi-Annual Shareholder Report

Core Plus Bond Fund

February 28, 2025

WIPIX

Institutional Class

This semi-annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$17	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$9,338,590,017
# of portfolio holdings	863
Portfolio turnover rate	83%
Total advisory fees paid	$10,909,091

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	31.8
Corporate bonds and notes	19.6
U.S. Treasury securities	15.4
Asset-backed securities	10.3
Yankee corporate bonds and notes	8.4
Non-agency mortgage-backed securities	5.9
Foreign corporate bonds and notes	4.2
Foreign government bonds	2.9
Yankee government bonds	1.2
Loans	0.2
Investment companies	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1-31-2030	2.3
GNMA, 6.00%, 3-15-2025	1.7
GNMA, 5.00%, 11-20-2054	1.7
U.S. Treasury Bonds, 4.63%, 5-15-2054	1.5
U.S. Treasury Notes, 4.25%, 11-15-2034	1.4
U.S. Treasury Notes, 4.13%, 10-31-2029	1.4
FNMA, 6.00%, 3-15-2055	1.3
U.S. Treasury Bonds, 4.63%, 5-15-2044	1.2
FNMA, 2.00%, 10-1-2051	1.1
FHLMC, 2.50%, 6-1-2051	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3165 02-25

Semi-Annual Shareholder Report

Managed Account CoreBuilder® Shares - Series CP

February 28, 2025

WFCPX

This semi-annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series CP for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series CP	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund. This commitment has an indefinite term. Without this commitment, the costs shown above would have been higher. See the prospectus for expenses excluded from this commitment.

KEY FUND STATISTICS

Total net assets	$715,294,210
# of portfolio holdings	501
Portfolio turnover rate	131%
Total advisory fees paid	$0

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	9.1
AA/Aa	37.6
A/A	8.8
BBB/Baa	19.0
BB/Ba	10.4
B/B	4.5
CCC/Caa and below	0.1
Not rated	10.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM  INVESTMENTS)

0-1 year	2.9
1-3 years	20.7
3-5 years	37.0
5-10 years	27.7
10-20 years	2.1
20-30 years	8.1
30+ years	1.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4903 02-25

Semi-Annual Shareholder Report

Government Securities Fund

February 28, 2025

WGSDX

Administrator Class

This semi-annual shareholder report contains important information about Government Securities Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$32	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$386,721,180
# of portfolio holdings	294
Portfolio turnover rate	31%
Total advisory fees paid	$799,564

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	77.3
U.S. Treasury securities	14.5
Non-agency mortgage-backed securities	4.5
Corporate bonds and notes	2.9
Asset-backed securities	0.8

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 2.00%, 2-1-2052	7.8
U.S. Treasury Notes, 4.25%, 1-31-2030	3.7
FHLMC, 2.50%, 6-1-2051	2.5
U.S. Treasury Notes, 4.25%, 1-31-2026	2.5
GNMA, 2.50%, 4-20-2052	2.1
Resolution Funding Corp. Principal STRIPS, 0.00%, 1-15-2030	2.0
GNMA, 2.00%, 3-20-2052	1.9
FHLMC, 0.00%, 7-15-2032	1.8
FHLMC, 2.50%, 11-1-2051	1.7
U.S. Treasury Bonds, 4.63%, 5-15-2054	1.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3708 02-25

Semi-Annual Shareholder Report

Government Securities Fund

February 28, 2025

SGVDX

Class A

This semi-annual shareholder report contains important information about Government Securities Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$41	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$386,721,180
# of portfolio holdings	294
Portfolio turnover rate	31%
Total advisory fees paid	$799,564

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	77.3
U.S. Treasury securities	14.5
Non-agency mortgage-backed securities	4.5
Corporate bonds and notes	2.9
Asset-backed securities	0.8

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 2.00%, 2-1-2052	7.8
U.S. Treasury Notes, 4.25%, 1-31-2030	3.7
FHLMC, 2.50%, 6-1-2051	2.5
U.S. Treasury Notes, 4.25%, 1-31-2026	2.5
GNMA, 2.50%, 4-20-2052	2.1
Resolution Funding Corp. Principal STRIPS, 0.00%, 1-15-2030	2.0
GNMA, 2.00%, 3-20-2052	1.9
FHLMC, 0.00%, 7-15-2032	1.8
FHLMC, 2.50%, 11-1-2051	1.7
U.S. Treasury Bonds, 4.63%, 5-15-2054	1.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3004 02-25

Semi-Annual Shareholder Report

Government Securities Fund

February 28, 2025

WGSCX

Class C

This semi-annual shareholder report contains important information about Government Securities Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$79	1.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$386,721,180
# of portfolio holdings	294
Portfolio turnover rate	31%
Total advisory fees paid	$799,564

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	77.3
U.S. Treasury securities	14.5
Non-agency mortgage-backed securities	4.5
Corporate bonds and notes	2.9
Asset-backed securities	0.8

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 2.00%, 2-1-2052	7.8
U.S. Treasury Notes, 4.25%, 1-31-2030	3.7
FHLMC, 2.50%, 6-1-2051	2.5
U.S. Treasury Notes, 4.25%, 1-31-2026	2.5
GNMA, 2.50%, 4-20-2052	2.1
Resolution Funding Corp. Principal STRIPS, 0.00%, 1-15-2030	2.0
GNMA, 2.00%, 3-20-2052	1.9
FHLMC, 0.00%, 7-15-2032	1.8
FHLMC, 2.50%, 11-1-2051	1.7
U.S. Treasury Bonds, 4.63%, 5-15-2054	1.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3507 02-25

Semi-Annual Shareholder Report

Government Securities Fund

February 28, 2025

SGVIX

Institutional Class

This semi-annual shareholder report contains important information about Government Securities Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$24	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$386,721,180
# of portfolio holdings	294
Portfolio turnover rate	31%
Total advisory fees paid	$799,564

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	77.3
U.S. Treasury securities	14.5
Non-agency mortgage-backed securities	4.5
Corporate bonds and notes	2.9
Asset-backed securities	0.8

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 2.00%, 2-1-2052	7.8
U.S. Treasury Notes, 4.25%, 1-31-2030	3.7
FHLMC, 2.50%, 6-1-2051	2.5
U.S. Treasury Notes, 4.25%, 1-31-2026	2.5
GNMA, 2.50%, 4-20-2052	2.1
Resolution Funding Corp. Principal STRIPS, 0.00%, 1-15-2030	2.0
GNMA, 2.00%, 3-20-2052	1.9
FHLMC, 0.00%, 7-15-2032	1.8
FHLMC, 2.50%, 11-1-2051	1.7
U.S. Treasury Bonds, 4.63%, 5-15-2054	1.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3101 02-25

Semi-Annual Shareholder Report

High Yield Bond Fund

February 28, 2025

EKHYX

Administrator Class

This semi-annual shareholder report contains important information about High Yield Bond Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$40	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$275,882,584
# of portfolio holdings	287
Portfolio turnover rate	33%
Total advisory fees paid	$596,169

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

BBB/Baa	2.9
BB/Ba	48.1
B/B	35.7
CCC/Caa and below	12.9
Not rated	0.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

CCM Merger, Inc., 6.38%, 5-1-2026	1.2
Enviva Equity	1.1
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8-15-2030	1.0
Iron Mountain, Inc., 4.50%, 2-15-2031	0.9
Cinemark USA, Inc., 7.00%, 8-1-2032	0.9
CommScope, Inc., 9.57%, 12-17-2029	0.8
DaVita, Inc., 6.88%, 9-1-2032	0.8
CoreCivic, Inc., 8.25%, 4-15-2029	0.8
Bristow Group, Inc., 6.88%, 3-1-2028	0.8
TransDigm, Inc., 6.63%, 3-1-2032	0.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0746 02-25

Semi-Annual Shareholder Report

High Yield Bond Fund

February 28, 2025

EKHAX

Class A

This semi-annual shareholder report contains important information about High Yield Bond Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$46	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$275,882,584
# of portfolio holdings	287
Portfolio turnover rate	33%
Total advisory fees paid	$596,169

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

BBB/Baa	2.9
BB/Ba	48.1
B/B	35.7
CCC/Caa and below	12.9
Not rated	0.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

CCM Merger, Inc., 6.38%, 5-1-2026	1.2
Enviva Equity	1.1
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8-15-2030	1.0
Iron Mountain, Inc., 4.50%, 2-15-2031	0.9
Cinemark USA, Inc., 7.00%, 8-1-2032	0.9
CommScope, Inc., 9.57%, 12-17-2029	0.8
DaVita, Inc., 6.88%, 9-1-2032	0.8
CoreCivic, Inc., 8.25%, 4-15-2029	0.8
Bristow Group, Inc., 6.88%, 3-1-2028	0.8
TransDigm, Inc., 6.63%, 3-1-2032	0.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4323 02-25

Semi-Annual Shareholder Report

High Yield Bond Fund

February 28, 2025

EKHCX

Class C

This semi-annual shareholder report contains important information about High Yield Bond Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$84	1.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$275,882,584
# of portfolio holdings	287
Portfolio turnover rate	33%
Total advisory fees paid	$596,169

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

BBB/Baa	2.9
BB/Ba	48.1
B/B	35.7
CCC/Caa and below	12.9
Not rated	0.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

CCM Merger, Inc., 6.38%, 5-1-2026	1.2
Enviva Equity	1.1
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8-15-2030	1.0
Iron Mountain, Inc., 4.50%, 2-15-2031	0.9
Cinemark USA, Inc., 7.00%, 8-1-2032	0.9
CommScope, Inc., 9.57%, 12-17-2029	0.8
DaVita, Inc., 6.88%, 9-1-2032	0.8
CoreCivic, Inc., 8.25%, 4-15-2029	0.8
Bristow Group, Inc., 6.88%, 3-1-2028	0.8
TransDigm, Inc., 6.63%, 3-1-2032	0.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4515 02-25

Semi-Annual Shareholder Report

High Yield Bond Fund

February 28, 2025

EKHIX

Institutional Class

This semi-annual shareholder report contains important information about High Yield Bond Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$27	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$275,882,584
# of portfolio holdings	287
Portfolio turnover rate	33%
Total advisory fees paid	$596,169

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

BBB/Baa	2.9
BB/Ba	48.1
B/B	35.7
CCC/Caa and below	12.9
Not rated	0.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

CCM Merger, Inc., 6.38%, 5-1-2026	1.2
Enviva Equity	1.1
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8-15-2030	1.0
Iron Mountain, Inc., 4.50%, 2-15-2031	0.9
Cinemark USA, Inc., 7.00%, 8-1-2032	0.9
CommScope, Inc., 9.57%, 12-17-2029	0.8
DaVita, Inc., 6.88%, 9-1-2032	0.8
CoreCivic, Inc., 8.25%, 4-15-2029	0.8
Bristow Group, Inc., 6.88%, 3-1-2028	0.8
TransDigm, Inc., 6.63%, 3-1-2032	0.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3180 02-25

Semi-Annual Shareholder Report

Short Duration Government Bond Fund

February 28, 2025

MNSGX

Administrator Class

This semi-annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$30	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$201,501,366
# of portfolio holdings	71
Portfolio turnover rate	94%
Total advisory fees paid	$232,453

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	69.1
U.S. Treasury securities	22.8
Asset-backed securities	6.6
Non-agency mortgage-backed securities	1.5

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1-15-2028	8.5
FNMA, 3.43%, 7-1-2049	7.5
U.S. Treasury Notes, 4.13%, 1-31-2027	7.1
FHLMC, 3.01%, 11-1-2048	4.9
U.S. Treasury Notes, 4.25%, 2-15-2028	3.3
FNMA Series 2018-1 Class FB, 4.72%, 2-25-2048	3.1
FHLMC, 3.16%, 7-1-2050	3.1
FNMA Series 2012-9 Class CF, 4.92%, 2-25-2042	3.1
FNMA Series 2011-47 Class GF, 5.04%, 6-25-2041	2.9
U.S. Treasury Notes, 3.50%, 9-30-2026	2.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0935 02-25

Semi-Annual Shareholder Report

Short Duration Government Bond Fund

February 28, 2025

MSDAX

Class A

This semi-annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$38	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$201,501,366
# of portfolio holdings	71
Portfolio turnover rate	94%
Total advisory fees paid	$232,453

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	69.1
U.S. Treasury securities	22.8
Asset-backed securities	6.6
Non-agency mortgage-backed securities	1.5

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1-15-2028	8.5
FNMA, 3.43%, 7-1-2049	7.5
U.S. Treasury Notes, 4.13%, 1-31-2027	7.1
FHLMC, 3.01%, 11-1-2048	4.9
U.S. Treasury Notes, 4.25%, 2-15-2028	3.3
FNMA Series 2018-1 Class FB, 4.72%, 2-25-2048	3.1
FHLMC, 3.16%, 7-1-2050	3.1
FNMA Series 2012-9 Class CF, 4.92%, 2-25-2042	3.1
FNMA Series 2011-47 Class GF, 5.04%, 6-25-2041	2.9
U.S. Treasury Notes, 3.50%, 9-30-2026	2.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0932 02-25

Semi-Annual Shareholder Report

Short Duration Government Bond Fund

February 28, 2025

MSDCX

Class C

This semi-annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$76	1.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$201,501,366
# of portfolio holdings	71
Portfolio turnover rate	94%
Total advisory fees paid	$232,453

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	69.1
U.S. Treasury securities	22.8
Asset-backed securities	6.6
Non-agency mortgage-backed securities	1.5

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1-15-2028	8.5
FNMA, 3.43%, 7-1-2049	7.5
U.S. Treasury Notes, 4.13%, 1-31-2027	7.1
FHLMC, 3.01%, 11-1-2048	4.9
U.S. Treasury Notes, 4.25%, 2-15-2028	3.3
FNMA Series 2018-1 Class FB, 4.72%, 2-25-2048	3.1
FHLMC, 3.16%, 7-1-2050	3.1
FNMA Series 2012-9 Class CF, 4.92%, 2-25-2042	3.1
FNMA Series 2011-47 Class GF, 5.04%, 6-25-2041	2.9
U.S. Treasury Notes, 3.50%, 9-30-2026	2.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0934 02-25

Semi-Annual Shareholder Report

Short Duration Government Bond Fund

February 28, 2025

MSDRX

Class R6

This semi-annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$19	0.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$201,501,366
# of portfolio holdings	71
Portfolio turnover rate	94%
Total advisory fees paid	$232,453

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	69.1
U.S. Treasury securities	22.8
Asset-backed securities	6.6
Non-agency mortgage-backed securities	1.5

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1-15-2028	8.5
FNMA, 3.43%, 7-1-2049	7.5
U.S. Treasury Notes, 4.13%, 1-31-2027	7.1
FHLMC, 3.01%, 11-1-2048	4.9
U.S. Treasury Notes, 4.25%, 2-15-2028	3.3
FNMA Series 2018-1 Class FB, 4.72%, 2-25-2048	3.1
FHLMC, 3.16%, 7-1-2050	3.1
FNMA Series 2012-9 Class CF, 4.92%, 2-25-2042	3.1
FNMA Series 2011-47 Class GF, 5.04%, 6-25-2041	2.9
U.S. Treasury Notes, 3.50%, 9-30-2026	2.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4656 02-25

Semi-Annual Shareholder Report

Short Duration Government Bond Fund

February 28, 2025

WSGIX

Institutional Class

This semi-annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$21	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$201,501,366
# of portfolio holdings	71
Portfolio turnover rate	94%
Total advisory fees paid	$232,453

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	69.1
U.S. Treasury securities	22.8
Asset-backed securities	6.6
Non-agency mortgage-backed securities	1.5

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1-15-2028	8.5
FNMA, 3.43%, 7-1-2049	7.5
U.S. Treasury Notes, 4.13%, 1-31-2027	7.1
FHLMC, 3.01%, 11-1-2048	4.9
U.S. Treasury Notes, 4.25%, 2-15-2028	3.3
FNMA Series 2018-1 Class FB, 4.72%, 2-25-2048	3.1
FHLMC, 3.16%, 7-1-2050	3.1
FNMA Series 2012-9 Class CF, 4.92%, 2-25-2042	3.1
FNMA Series 2011-47 Class GF, 5.04%, 6-25-2041	2.9
U.S. Treasury Notes, 3.50%, 9-30-2026	2.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3145 02-25

Semi-Annual Shareholder Report

Short-Term Bond Plus Fund

February 28, 2025

SSTVX

Class A

This semi-annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$733,524,626
# of portfolio holdings	362
Portfolio turnover rate	98%
Total advisory fees paid	$572,826

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	29.0
Asset-backed securities	16.3
U.S. Treasury securities	14.0
Non-agency mortgage-backed securities	11.8
Yankee corporate bonds and notes	11.5
Agency securities	10.8
Foreign corporate bonds and notes	2.7
Foreign government bonds	1.6
Yankee government bonds	1.4
Investment companies	0.8
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 12-31-2026	5.9
U.S. Treasury Notes, 4.38%, 7-31-2026	4.2
GNMA, 6.50%, 3-15-2055	4.1
U.S. Treasury Notes, 3.75%, 8-15-2027	2.7
GNMA, 6.00%, 3-15-2055	1.7
GNMA, 5.50%, 6-20-2054	1.3
U.S. Treasury Notes, 0.38%, 12-31-2025	1.0
FNMA, 6.50%, 3-15-2055	0.9
GNMA, 5.50%, 8-20-2054	0.8
GNMA, 5.00%, 11-20-2054	0.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3005 02-25

Semi-Annual Shareholder Report

Short-Term Bond Plus Fund

February 28, 2025

WFSHX

Class C

This semi-annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$68	1.36%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$733,524,626
# of portfolio holdings	362
Portfolio turnover rate	98%
Total advisory fees paid	$572,826

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	29.0
Asset-backed securities	16.3
U.S. Treasury securities	14.0
Non-agency mortgage-backed securities	11.8
Yankee corporate bonds and notes	11.5
Agency securities	10.8
Foreign corporate bonds and notes	2.7
Foreign government bonds	1.6
Yankee government bonds	1.4
Investment companies	0.8
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 12-31-2026	5.9
U.S. Treasury Notes, 4.38%, 7-31-2026	4.2
GNMA, 6.50%, 3-15-2055	4.1
U.S. Treasury Notes, 3.75%, 8-15-2027	2.7
GNMA, 6.00%, 3-15-2055	1.7
GNMA, 5.50%, 6-20-2054	1.3
U.S. Treasury Notes, 0.38%, 12-31-2025	1.0
FNMA, 6.50%, 3-15-2055	0.9
GNMA, 5.50%, 8-20-2054	0.8
GNMA, 5.00%, 11-20-2054	0.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3540 02-25

Semi-Annual Shareholder Report

Short-Term Bond Plus Fund

February 28, 2025

SSTYX

Class R6

This semi-annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$733,524,626
# of portfolio holdings	362
Portfolio turnover rate	98%
Total advisory fees paid	$572,826

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	29.0
Asset-backed securities	16.3
U.S. Treasury securities	14.0
Non-agency mortgage-backed securities	11.8
Yankee corporate bonds and notes	11.5
Agency securities	10.8
Foreign corporate bonds and notes	2.7
Foreign government bonds	1.6
Yankee government bonds	1.4
Investment companies	0.8
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 12-31-2026	5.9
U.S. Treasury Notes, 4.38%, 7-31-2026	4.2
GNMA, 6.50%, 3-15-2055	4.1
U.S. Treasury Notes, 3.75%, 8-15-2027	2.7
GNMA, 6.00%, 3-15-2055	1.7
GNMA, 5.50%, 6-20-2054	1.3
U.S. Treasury Notes, 0.38%, 12-31-2025	1.0
FNMA, 6.50%, 3-15-2055	0.9
GNMA, 5.50%, 8-20-2054	0.8
GNMA, 5.00%, 11-20-2054	0.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4812 02-25

Semi-Annual Shareholder Report

Short-Term Bond Plus Fund

February 28, 2025

SSHIX

Institutional Class

This semi-annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$15	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$733,524,626
# of portfolio holdings	362
Portfolio turnover rate	98%
Total advisory fees paid	$572,826

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	29.0
Asset-backed securities	16.3
U.S. Treasury securities	14.0
Non-agency mortgage-backed securities	11.8
Yankee corporate bonds and notes	11.5
Agency securities	10.8
Foreign corporate bonds and notes	2.7
Foreign government bonds	1.6
Yankee government bonds	1.4
Investment companies	0.8
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 12-31-2026	5.9
U.S. Treasury Notes, 4.38%, 7-31-2026	4.2
GNMA, 6.50%, 3-15-2055	4.1
U.S. Treasury Notes, 3.75%, 8-15-2027	2.7
GNMA, 6.00%, 3-15-2055	1.7
GNMA, 5.50%, 6-20-2054	1.3
U.S. Treasury Notes, 0.38%, 12-31-2025	1.0
FNMA, 6.50%, 3-15-2055	0.9
GNMA, 5.50%, 8-20-2054	0.8
GNMA, 5.00%, 11-20-2054	0.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3102 02-25

Semi-Annual Shareholder Report

February 28, 2025

Short-Term High Income Fund

Administrator Class

WDHYX

This semi-annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$33	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$2,179,519,251
# of portfolio holdings	200
Portfolio turnover rate	14%
Total advisory fees paid	$3,924,883

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5-1-2027	1.8
Celanese U.S. Holdings LLC, 6.05%, 3-15-2025	1.4
Churchill Downs, Inc., 5.50%, 4-1-2027	1.3
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5-1-2028	1.3
Emera, Inc. Series 16-A, 6.75%, 6-15-2076	1.3
SS&C Technologies, Inc., 5.50%, 9-30-2027	1.3
GEO Group, Inc., 8.63%, 4-15-2029	1.2
TransDigm, Inc., 6.38%, 3-1-2029	1.2
Hess Midstream Operations LP, 5.88%, 3-1-2028	1.2
Kinetik Holdings LP, 6.63%, 12-15-2028	1.2

Short-Term High Income Fund

Semi-Annual Shareholder Report | February 28, 2025

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

BBB/Baa	4.7
BB/Ba	61.8
B/B	32.5
CCC/Caa and below	0.5
Not rated	0.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	23.8
1-3 years	51.4
3-5 years	23.7
5-10 years	0.6
30+ years	0.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3769 02-25

Semi-Annual Shareholder Report

February 28, 2025

Short-Term High Income Fund

Class A

SSTHX

This semi-annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$40	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$2,179,519,251
# of portfolio holdings	200
Portfolio turnover rate	14%
Total advisory fees paid	$3,924,883

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5-1-2027	1.8
Celanese U.S. Holdings LLC, 6.05%, 3-15-2025	1.4
Churchill Downs, Inc., 5.50%, 4-1-2027	1.3
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5-1-2028	1.3
Emera, Inc. Series 16-A, 6.75%, 6-15-2076	1.3
SS&C Technologies, Inc., 5.50%, 9-30-2027	1.3
GEO Group, Inc., 8.63%, 4-15-2029	1.2
TransDigm, Inc., 6.38%, 3-1-2029	1.2
Hess Midstream Operations LP, 5.88%, 3-1-2028	1.2
Kinetik Holdings LP, 6.63%, 12-15-2028	1.2

Short-Term High Income Fund

Semi-Annual Shareholder Report | February 28, 2025

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

BBB/Baa	4.7
BB/Ba	61.8
B/B	32.5
CCC/Caa and below	0.5
Not rated	0.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	23.8
1-3 years	51.4
3-5 years	23.7
5-10 years	0.6
30+ years	0.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3017 02-25

Semi-Annual Shareholder Report

February 28, 2025

Short-Term High Income Fund

Class C

WFHYX

This semi-annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$78	1.56%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$2,179,519,251
# of portfolio holdings	200
Portfolio turnover rate	14%
Total advisory fees paid	$3,924,883

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5-1-2027	1.8
Celanese U.S. Holdings LLC, 6.05%, 3-15-2025	1.4
Churchill Downs, Inc., 5.50%, 4-1-2027	1.3
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5-1-2028	1.3
Emera, Inc. Series 16-A, 6.75%, 6-15-2076	1.3
SS&C Technologies, Inc., 5.50%, 9-30-2027	1.3
GEO Group, Inc., 8.63%, 4-15-2029	1.2
TransDigm, Inc., 6.38%, 3-1-2029	1.2
Hess Midstream Operations LP, 5.88%, 3-1-2028	1.2
Kinetik Holdings LP, 6.63%, 12-15-2028	1.2

Short-Term High Income Fund

Semi-Annual Shareholder Report | February 28, 2025

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

BBB/Baa	4.7
BB/Ba	61.8
B/B	32.5
CCC/Caa and below	0.5
Not rated	0.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	23.8
1-3 years	51.4
3-5 years	23.7
5-10 years	0.6
30+ years	0.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3541 02-25

Semi-Annual Shareholder Report

February 28, 2025

Short-Term High Income Fund

Institutional Class

STYIX

This semi-annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$2,179,519,251
# of portfolio holdings	200
Portfolio turnover rate	14%
Total advisory fees paid	$3,924,883

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5-1-2027	1.8
Celanese U.S. Holdings LLC, 6.05%, 3-15-2025	1.4
Churchill Downs, Inc., 5.50%, 4-1-2027	1.3
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5-1-2028	1.3
Emera, Inc. Series 16-A, 6.75%, 6-15-2076	1.3
SS&C Technologies, Inc., 5.50%, 9-30-2027	1.3
GEO Group, Inc., 8.63%, 4-15-2029	1.2
TransDigm, Inc., 6.38%, 3-1-2029	1.2
Hess Midstream Operations LP, 5.88%, 3-1-2028	1.2
Kinetik Holdings LP, 6.63%, 12-15-2028	1.2

Short-Term High Income Fund

Semi-Annual Shareholder Report | February 28, 2025

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

BBB/Baa	4.7
BB/Ba	61.8
B/B	32.5
CCC/Caa and below	0.5
Not rated	0.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	23.8
1-3 years	51.4
3-5 years	23.7
5-10 years	0.6
30+ years	0.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3170 02-25

Semi-Annual Shareholder Report

Ultra Short-Term Income Fund

February 28, 2025

WUSDX

Administrator Class

This semi-annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,212,540,840
# of portfolio holdings	281
Portfolio turnover rate	29%
Total advisory fees paid	$797,957

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	29.8
Asset-backed securities	21.0
U.S. Treasury securities	18.2
Non-agency mortgage-backed securities	15.6
Yankee corporate bonds and notes	11.9
Investment companies	1.2
Agency securities	1.2
Yankee government bonds	1.0
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.75%, 8-31-2026	8.0
U.S. Treasury Notes, 4.25%, 11-30-2026	3.2
U.S. Treasury Notes, 4.13%, 10-31-2026	2.1
U.S. Treasury Notes, 4.25%, 1-31-2026	1.7
SPGN Mortgage Trust Series 2022-TFLM Class A, 5.86%, 2-15-2039	1.6
U.S. Treasury Notes, 5.00%, 9-30-2025	1.5
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.47%, 10-25-2045	1.3
TRTX Issuer Ltd. Series 2022-FL5 Class A, 5.96%, 2-15-2039	1.2
OPG Trust Series 2021-PORT Class A, 4.91%, 10-15-2036	1.2
iShares 0-5 Year High Yield Corporate Bond ETF	1.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3709 02-25

Semi-Annual Shareholder Report

Ultra Short-Term Income Fund

February 28, 2025

SADAX

Class A

This semi-annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$25	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,212,540,840
# of portfolio holdings	281
Portfolio turnover rate	29%
Total advisory fees paid	$797,957

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	29.8
Asset-backed securities	21.0
U.S. Treasury securities	18.2
Non-agency mortgage-backed securities	15.6
Yankee corporate bonds and notes	11.9
Investment companies	1.2
Agency securities	1.2
Yankee government bonds	1.0
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.75%, 8-31-2026	8.0
U.S. Treasury Notes, 4.25%, 11-30-2026	3.2
U.S. Treasury Notes, 4.13%, 10-31-2026	2.1
U.S. Treasury Notes, 4.25%, 1-31-2026	1.7
SPGN Mortgage Trust Series 2022-TFLM Class A, 5.86%, 2-15-2039	1.6
U.S. Treasury Notes, 5.00%, 9-30-2025	1.5
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.47%, 10-25-2045	1.3
TRTX Issuer Ltd. Series 2022-FL5 Class A, 5.96%, 2-15-2039	1.2
OPG Trust Series 2021-PORT Class A, 4.91%, 10-15-2036	1.2
iShares 0-5 Year High Yield Corporate Bond ETF	1.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3006 02-25

Semi-Annual Shareholder Report

Ultra Short-Term Income Fund

February 28, 2025

WUSNX

Class A2

This semi-annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A2	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,212,540,840
# of portfolio holdings	281
Portfolio turnover rate	29%
Total advisory fees paid	$797,957

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	29.8
Asset-backed securities	21.0
U.S. Treasury securities	18.2
Non-agency mortgage-backed securities	15.6
Yankee corporate bonds and notes	11.9
Investment companies	1.2
Agency securities	1.2
Yankee government bonds	1.0
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.75%, 8-31-2026	8.0
U.S. Treasury Notes, 4.25%, 11-30-2026	3.2
U.S. Treasury Notes, 4.13%, 10-31-2026	2.1
U.S. Treasury Notes, 4.25%, 1-31-2026	1.7
SPGN Mortgage Trust Series 2022-TFLM Class A, 5.86%, 2-15-2039	1.6
U.S. Treasury Notes, 5.00%, 9-30-2025	1.5
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.47%, 10-25-2045	1.3
TRTX Issuer Ltd. Series 2022-FL5 Class A, 5.96%, 2-15-2039	1.2
OPG Trust Series 2021-PORT Class A, 4.91%, 10-15-2036	1.2
iShares 0-5 Year High Yield Corporate Bond ETF	1.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR5101 02-25

Semi-Annual Shareholder Report

Ultra Short-Term Income Fund

February 28, 2025

WUSTX

Class C

This semi-annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$63	1.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,212,540,840
# of portfolio holdings	281
Portfolio turnover rate	29%
Total advisory fees paid	$797,957

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	29.8
Asset-backed securities	21.0
U.S. Treasury securities	18.2
Non-agency mortgage-backed securities	15.6
Yankee corporate bonds and notes	11.9
Investment companies	1.2
Agency securities	1.2
Yankee government bonds	1.0
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.75%, 8-31-2026	8.0
U.S. Treasury Notes, 4.25%, 11-30-2026	3.2
U.S. Treasury Notes, 4.13%, 10-31-2026	2.1
U.S. Treasury Notes, 4.25%, 1-31-2026	1.7
SPGN Mortgage Trust Series 2022-TFLM Class A, 5.86%, 2-15-2039	1.6
U.S. Treasury Notes, 5.00%, 9-30-2025	1.5
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.47%, 10-25-2045	1.3
TRTX Issuer Ltd. Series 2022-FL5 Class A, 5.96%, 2-15-2039	1.2
OPG Trust Series 2021-PORT Class A, 4.91%, 10-15-2036	1.2
iShares 0-5 Year High Yield Corporate Bond ETF	1.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3547 02-25

Semi-Annual Shareholder Report

Ultra Short-Term Income Fund

February 28, 2025

SADIX

Institutional Class

This semi-annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,212,540,840
# of portfolio holdings	281
Portfolio turnover rate	29%
Total advisory fees paid	$797,957

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	29.8
Asset-backed securities	21.0
U.S. Treasury securities	18.2
Non-agency mortgage-backed securities	15.6
Yankee corporate bonds and notes	11.9
Investment companies	1.2
Agency securities	1.2
Yankee government bonds	1.0
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.75%, 8-31-2026	8.0
U.S. Treasury Notes, 4.25%, 11-30-2026	3.2
U.S. Treasury Notes, 4.13%, 10-31-2026	2.1
U.S. Treasury Notes, 4.25%, 1-31-2026	1.7
SPGN Mortgage Trust Series 2022-TFLM Class A, 5.86%, 2-15-2039	1.6
U.S. Treasury Notes, 5.00%, 9-30-2025	1.5
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.47%, 10-25-2045	1.3
TRTX Issuer Ltd. Series 2022-FL5 Class A, 5.96%, 2-15-2039	1.2
OPG Trust Series 2021-PORT Class A, 4.91%, 10-15-2036	1.2
iShares 0-5 Year High Yield Corporate Bond ETF	1.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3104 02-25

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring High Yield Bond Fund
Long Form Financial Statements
Semi-Annual Report
February 28, 2025

Allspring High Yield Bond Fund | 1

Portfolio of investments—February 28, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.52%
Frontier Issuer LLC Series 2024-1 Class C144A	11.16%	6-20-2054	$290,000	$328,228
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A	6.37	4-20-2055	680,000	699,833
Ziply Fiber Issuer LLC Series 2024-1A Class C144A	11.17	4-20-2054	375,000	406,655
Total asset-backed securities (Cost $1,372,658)				1,434,716

	Shares
Common stocks: 1.11%
Energy: 1.08%
Oil, gas & consumable fuels: 1.08%
Enviva Equity‡†	165,020	2,990,987
Investment Companies: 0.03%
Resolute Topco, Inc.‡†	8,524	78,421
Total common stocks (Cost $1,160,611)		3,069,408

			Principal
Corporate bonds and notes: 74.43%
Basic materials: 1.12%
Chemicals: 0.76%
Chemours Co.144A	8.00	1-15-2033	$910,000	897,030
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	1,205,000	1,193,809
				2,090,839
Iron/steel: 0.36%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	985,000	989,181
Communications: 9.15%
Advertising: 1.53%
Clear Channel Outdoor Holdings, Inc.144A	5.13	8-15-2027	415,000	405,731
Clear Channel Outdoor Holdings, Inc.144A	7.50	6-1-2029	1,060,000	939,696
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	955,000	1,005,764
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	820,000	766,977
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	1,050,000	1,103,040
				4,221,208
Internet: 0.61%
Cablevision Lightpath LLC144A	5.63	9-15-2028	800,000	738,374
Match Group Holdings II LLC144A	5.63	2-15-2029	975,000	958,326
				1,696,700
Media: 4.51%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	2,170,000	1,819,046
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	3,000,000	2,745,177
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	975,000	951,004
CSC Holdings LLC144A	3.38	2-15-2031	1,820,000	1,293,932
CSC Holdings LLC144A	4.63	12-1-2030	750,000	398,118
CSC Holdings LLC144A	5.50	4-15-2027	1,145,000	1,062,596
The accompanying notes are an integral part of these financial statements.
2 | Allspring High Yield Bond Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
DISH DBS Corp.144A	5.75%	12-1-2028	$570,000	$505,616
DISH Network Corp.144A	11.75	11-15-2027	1,510,000	1,593,309
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	645,000	620,574
Sirius XM Radio LLC144A	4.13	7-1-2030	1,625,000	1,459,485
				12,448,857
Telecommunications: 2.50%
CommScope LLC144A	8.25	3-1-2027	685,000	674,624
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	780,000	730,428
Level 3 Financing, Inc.144A	3.63	1-15-2029	825,000	643,316
Level 3 Financing, Inc.144A	3.88	10-15-2030	715,000	559,652
Level 3 Financing, Inc.144A	10.50	4-15-2029	1,650,000	1,848,000
Lumen Technologies, Inc.144A	10.00	10-15-2032	643,125	642,128
Viasat, Inc.144A	5.63	4-15-2027	735,000	710,051
Windstream Services LLC/Windstream Escrow Finance Corp.144A	8.25	10-1-2031	1,040,000	1,075,126
				6,883,325
Consumer, cyclical: 11.89%
Airlines: 0.42%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	1,165,000	1,158,545
Auto parts & equipment: 0.25%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	675,000	675,294
Entertainment: 2.96%
CCM Merger, Inc.144A	6.38	5-1-2026	3,270,000	3,269,133
Churchill Downs, Inc.144A	6.75	5-1-2031	1,085,000	1,106,259
Cinemark USA, Inc.144A	7.00	8-1-2032	2,325,000	2,377,775
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.144A	6.63	5-1-2032	1,390,000	1,424,034
				8,177,201
Home builders: 0.36%
LGI Homes, Inc.144A	8.75	12-15-2028	940,000	993,277
Housewares: 0.44%
Newell Brands, Inc.	6.38	5-15-2030	1,225,000	1,221,092
Leisure time: 1.99%
NCL Corp. Ltd.144A	5.88	2-15-2027	700,000	701,751
NCL Corp. Ltd.144A	6.75	2-1-2032	490,000	500,886
NCL Corp. Ltd.144A	7.75	2-15-2029	450,000	478,690
NCL Corp. Ltd.144A	8.13	1-15-2029	335,000	355,364
Sabre Global, Inc.144A	10.75	11-15-2029	1,899,000	2,023,796
Viking Cruises Ltd.144A	7.00	2-15-2029	1,405,000	1,420,030
				5,480,517
Lodging: 0.28%
Genting New York LLC/GENNY Capital, Inc.144A	7.25	10-1-2029	755,000	779,862
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 3

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail: 5.19%
Bath & Body Works, Inc.144A	6.63%	10-1-2030	$825,000	$842,379
Carvana Co. (PIK at 13.00%)144A¥	9.00	6-1-2030	1,290,000	1,369,406
FirstCash, Inc.144A	4.63	9-1-2028	625,000	604,027
FirstCash, Inc.144A	6.88	3-1-2032	1,385,000	1,415,404
Group 1 Automotive, Inc.144A	6.38	1-15-2030	665,000	676,911
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	885,000	865,288
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	1,530,000	1,459,481
Michaels Cos., Inc.144A	7.88	5-1-2029	915,000	558,522
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	1,510,000	1,461,158
Saks Global Enterprises LLC144A	11.00	12-15-2029	955,000	881,733
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	595,000	603,815
Sonic Automotive, Inc.144A	4.63	11-15-2029	400,000	376,547
Sonic Automotive, Inc.144A	4.88	11-15-2031	960,000	890,430
Staples, Inc.144A	10.75	9-1-2029	685,000	654,184
Victra Holdings LLC/Victra Finance Corp.144A	8.75	9-15-2029	640,000	680,132
Walgreens Boots Alliance, Inc.	8.13	8-15-2029	970,000	977,607
				14,317,024
Consumer, non-cyclical: 10.00%
Commercial services: 3.59%
Allied Universal Holdco LLC144A	7.88	2-15-2031	875,000	902,336
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	570,000	539,900
Block, Inc.144A	6.50	5-15-2032	1,210,000	1,234,630
CoreCivic, Inc.	8.25	4-15-2029	2,015,000	2,136,087
GEO Group, Inc.	8.63	4-15-2029	1,295,000	1,370,884
GEO Group, Inc.	10.25	4-15-2031	865,000	947,746
Service Corp. International	5.75	10-15-2032	1,420,000	1,408,756
Sotheby’s/Bidfair Holdings, Inc.144A	5.88	6-1-2029	1,495,000	1,362,427
				9,902,766
Food: 1.04%
B&G Foods, Inc.144A	8.00	9-15-2028	1,470,000	1,502,103
Lamb Weston Holdings, Inc.144A	4.38	1-31-2032	770,000	706,950
Performance Food Group, Inc.144A	6.13	9-15-2032	670,000	673,383
				2,882,436
Healthcare-services: 4.22%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	1,055,000	894,230
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	730,000	659,878
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	450,000	460,337
Concentra Escrow Issuer Corp.144A	6.88	7-15-2032	1,115,000	1,156,472
DaVita, Inc.144A	6.88	9-1-2032	2,205,000	2,239,918
MPH Acquisition Holdings LLC144A	5.75	12-31-2030	462,178	340,741
MPH Acquisition Holdings LLC (PIK at 0.75%)144A¥	6.75	3-31-2031	1,142,834	698,043
MPH Acquisition Holdings LLC (PIK at 5.00%)144A¥	11.50	12-31-2030	375,715	340,961
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	960,000	929,317
Star Parent, Inc.144A	9.00	10-1-2030	1,530,000	1,601,468
The accompanying notes are an integral part of these financial statements.
4 | Allspring High Yield Bond Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services(continued)
Surgery Center Holdings, Inc.144A	7.25%	4-15-2032	$590,000	$590,171
Tenet Healthcare Corp.	6.75	5-15-2031	1,700,000	1,734,469
				11,646,005
Household products/wares: 0.25%
Central Garden & Pet Co.	4.13	10-15-2030	755,000	689,484
Pharmaceuticals: 0.90%
AdaptHealth LLC144A	5.13	3-1-2030	930,000	864,759
Endo Finance Holdings, Inc.144A	8.50	4-15-2031	1,505,000	1,613,009
				2,477,768
Energy: 12.16%
Energy-alternate sources: 0.00%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50	1-15-2026	3,940,000	0
Oil & gas: 3.29%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	580,000	597,931
California Resources Corp.144A	8.25	6-15-2029	745,000	766,354
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	1,415,000	1,449,884
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	955,000	1,026,203
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	675,000	641,249
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	4-15-2032	350,000	334,651
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	600,000	626,971
Kimmeridge Texas Gas LLC144A	8.50	2-15-2030	674,000	687,943
Kraken Oil & Gas Partners LLC144A	7.63	8-15-2029	660,000	647,005
Murphy Oil Corp.	6.00	10-1-2032	680,000	659,556
Nabors Industries Ltd.144A	7.50	1-15-2028	440,000	417,762
Nabors Industries, Inc.144A	8.88	8-15-2031	595,000	535,618
Nabors Industries, Inc.144A	9.13	1-31-2030	685,000	696,500
				9,087,627
Oil & gas services: 1.45%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63	9-1-2032	700,000	708,601
Bristow Group, Inc.144A	6.88	3-1-2028	2,120,000	2,126,555
Oceaneering International, Inc.	6.00	2-1-2028	1,180,000	1,169,396
				4,004,552
Pipelines: 7.42%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	1,815,000	1,854,193
Buckeye Partners LP144A	6.88	7-1-2029	1,385,000	1,420,549
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	1,295,000	1,254,923
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	1,480,000	1,576,492
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	250,000	265,822
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	445,000	445,664
Harvest Midstream I LP144A	7.50	9-1-2028	1,115,000	1,138,641
Harvest Midstream I LP144A	7.50	5-15-2032	775,000	812,321
Hess Midstream Operations LP144A	5.50	10-15-2030	530,000	523,407
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 5

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Hess Midstream Operations LP144A	6.50%	6-1-2029	$240,000	$245,116
Kinetik Holdings LP144A	5.88	6-15-2030	1,615,000	1,611,870
Prairie Acquiror LP144A	9.00	8-1-2029	1,155,000	1,196,999
Rockies Express Pipeline LLC144A	6.88	4-15-2040	1,880,000	1,853,923
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,865,000	1,809,939
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	1,090,000	1,115,312
Venture Global LNG, Inc.144A	8.38	6-1-2031	2,015,000	2,099,715
Venture Global LNG, Inc.144A	9.88	2-1-2032	595,000	650,740
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	570,000	579,752
				20,455,378
Financial: 11.88%
Banks: 0.65%
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity+2.76%)ʊ±	4.38	1-27-2027	540,000	525,277
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	1,295,000	1,264,127
				1,789,404
Diversified financial services: 4.68%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	1,200,000	1,180,499
Encore Capital Group, Inc.144A	9.25	4-1-2029	925,000	984,608
Jane Street Group/JSG Finance, Inc.144A	6.13	11-1-2032	325,000	326,286
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	800,000	829,998
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	5.00	8-15-2028	805,000	768,946
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	6.63	10-15-2031	650,000	649,039
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	670,000	715,876
Nationstar Mortgage Holdings, Inc.144A	6.50	8-1-2029	1,215,000	1,223,154
Nationstar Mortgage Holdings, Inc.144A	7.13	2-1-2032	1,050,000	1,081,815
Navient Corp.	11.50	3-15-2031	815,000	925,096
OneMain Finance Corp.	7.88	3-15-2030	1,280,000	1,346,025
PRA Group, Inc.144A	5.00	10-1-2029	1,535,000	1,432,139
United Wholesale Mortgage LLC144A	5.50	4-15-2029	1,480,000	1,436,005
				12,899,486
Insurance: 2.65%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	7.38	10-1-2032	2,055,000	2,097,436
AmWINS Group, Inc.144A	4.88	6-30-2029	525,000	500,209
AmWINS Group, Inc.144A	6.38	2-15-2029	735,000	743,330
BroadStreet Partners, Inc.144A	5.88	4-15-2029	1,010,000	987,590
HUB International Ltd.144A	7.25	6-15-2030	205,000	211,703
HUB International Ltd.144A	7.38	1-31-2032	1,370,000	1,406,008
Panther Escrow Issuer LLC144A	7.13	6-1-2031	670,000	689,478
USI, Inc.144A	7.50	1-15-2032	650,000	679,747
				7,315,501
The accompanying notes are an integral part of these financial statements.
6 | Allspring High Yield Bond Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Investment Companies: 0.25%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25%	5-15-2027	$295,000	$286,772
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.00	6-15-2030	415,000	407,765
				694,537
REITs: 3.65%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	350,000	364,133
Brandywine Operating Partnership LP	8.88	4-12-2029	1,200,000	1,285,955
Iron Mountain, Inc.144A	4.50	2-15-2031	2,635,000	2,444,272
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	1,385,000	1,437,471
MPT Operating Partnership LP/MPT Finance Corp.144A	8.50	2-15-2032	195,000	200,088
Service Properties Trust	8.38	6-15-2029	455,000	460,080
Service Properties Trust144A	8.63	11-15-2031	1,700,000	1,820,936
Starwood Property Trust, Inc.144A	6.50	7-1-2030	790,000	801,479
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC144A	6.00	1-15-2030	365,000	328,253
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	10.50	2-15-2028	880,000	939,606
				10,082,273
Industrial: 9.12%
Aerospace/defense: 1.25%
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	1,210,000	1,339,609
TransDigm, Inc.144A	6.63	3-1-2032	2,065,000	2,104,202
				3,443,811
Building materials: 2.38%
Builders FirstSource, Inc.144A	6.38	3-1-2034	965,000	976,729
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	1,750,000	1,659,005
CP Atlas Buyer, Inc.144A	7.00	12-1-2028	830,000	727,079
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	1,580,000	1,598,442
JELD-WEN, Inc.144A	7.00	9-1-2032	760,000	684,000
Quikrete Holdings, Inc.144A	6.38	3-1-2032	325,000	329,716
Quikrete Holdings, Inc.144A	6.75	3-1-2033	580,000	588,833
				6,563,804
Electrical components & equipment: 0.86%
Energizer Holdings, Inc.144A	4.38	3-31-2029	1,040,000	973,716
WESCO Distribution, Inc.144A	6.63	3-15-2032	1,375,000	1,404,246
				2,377,962
Electronics: 0.07%
Sensata Technologies, Inc.144A	6.63	7-15-2032	200,000	203,390
Environmental control: 0.30%
Clean Harbors, Inc.144A	6.38	2-1-2031	830,000	841,580
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 7

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hand/machine tools: 1.03%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50%	6-15-2028	$985,000	$1,084,781
Werner FinCo LP/Werner FinCo, Inc. (PIK at 5.75%)144A¥	14.50	10-15-2028	1,744,716	1,759,982
				2,844,763
Machinery-diversified: 0.46%
Chart Industries, Inc.144A	7.50	1-1-2030	670,000	700,023
Chart Industries, Inc.144A	9.50	1-1-2031	525,000	564,167
				1,264,190
Packaging & containers: 1.20%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	1,050,000	1,044,849
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	385,000	392,207
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	655,000	664,953
Mauser Packaging Solutions Holding Co.144A	7.88	4-15-2027	490,000	497,431
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	675,000	704,983
				3,304,423
Transportation: 0.40%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	1,095,000	1,103,968
Trucking & leasing: 1.17%
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	900,000	887,830
Fortress Transportation & Infrastructure Investors LLC144A	5.88	4-15-2033	500,000	485,220
Fortress Transportation & Infrastructure Investors LLC144A	7.00	5-1-2031	1,305,000	1,336,940
Fortress Transportation & Infrastructure Investors LLC144A	7.00	6-15-2032	500,000	511,647
				3,221,637
Technology: 4.82%
Computers: 1.07%
Diebold Nixdorf, Inc.144A	7.75	3-31-2030	190,000	198,118
Insight Enterprises, Inc.144A	6.63	5-15-2032	650,000	661,569
McAfee Corp.144A	7.38	2-15-2030	670,000	652,829
Seagate HDD Cayman	8.50	7-15-2031	1,340,000	1,441,028
				2,953,544
Office/business equipment: 0.39%
Zebra Technologies Corp.144A	6.50	6-1-2032	1,060,000	1,077,531
Semiconductors: 0.25%
Entegris, Inc.144A	5.95	6-15-2030	690,000	691,345
Software: 3.11%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	1,745,000	1,693,065
Cloud Software Group, Inc.144A	6.50	3-31-2029	1,480,000	1,455,776
Cloud Software Group, Inc.144A	8.25	6-30-2032	1,065,000	1,104,312
Cloud Software Group, Inc.144A	9.00	9-30-2029	1,935,000	1,977,618
Ellucian Holdings, Inc.144A	6.50	12-1-2029	450,000	452,841
The accompanying notes are an integral part of these financial statements.
8 | Allspring High Yield Bond Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software(continued)
Rocket Software, Inc.144A	9.00%	11-28-2028	$1,100,000	$1,139,481
SS&C Technologies, Inc.144A	6.50	6-1-2032	725,000	741,700
				8,564,793
Utilities: 4.29%
Electric: 4.29%
AES Corp. (5 Year Treasury Constant Maturity+2.89%)±	6.95	7-15-2055	855,000	828,897
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	1,160,000	1,183,629
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	795,000	783,254
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	1,295,000	1,354,602
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055	845,000	844,148
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	405,000	383,772
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	1,315,000	1,299,634
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052	1,475,000	1,393,496
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	680,000	691,189
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	695,000	744,417
Vistra Operations Co. LLC144A	7.75	10-15-2031	1,005,000	1,061,129
XPLR Infrastructure Operating Partners LP144A	7.25	1-15-2029	1,260,000	1,251,581
				11,819,748
Total corporate bonds and notes (Cost $201,384,232)				205,336,628
Loans: 7.84%
Communications: 1.85%
Internet: 0.31%
Cablevision Lightpath LLC (U.S. SOFR 1 Month+3.25%)±	7.67	11-30-2027	860,000	858,392
Media: 0.72%
CSC Holdings LLC (U.S. SOFR 1 Month+4.50%)±	8.81	1-18-2028	672,548	659,938
DirecTV Financing LLC (U.S. SOFR 3 Month+5.25%)±	9.80	8-2-2029	1,010,000	1,002,768
Hubbard Radio LLC (U.S. SOFR 1 Month+4.50%)±	8.82	9-30-2027	467,230	319,763
				1,982,469
Telecommunications: 0.82%
CommScope, Inc. (U.S. SOFR 1 Month+5.25%)±	9.57	12-17-2029	2,205,000	2,252,540
Consumer, cyclical: 2.66%
Airlines: 0.14%
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	8.04	10-20-2027	385,751	390,719
Auto parts & equipment: 0.51%
Clarios Global LP (U.S. SOFR 1 Month+2.75%)±	7.08	1-28-2032	540,000	538,650
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	9.55	3-30-2027	906,854	868,313
				1,406,963
Entertainment: 0.47%
Crown Finance U.S., Inc. (U.S. SOFR 1 Month+5.25%)±	9.56	12-2-2031	1,285,000	1,280,502
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 9

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housewares: 0.38%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	10.07%	10-30-2029	$1,049,875	$1,056,437
Retail: 1.16%
Chinos Intermediate Holding, Inc. (U.S. SOFR 3 Month+6.00%)±	10.29	9-26-2031	880,000	887,330
Great Outdoors Group LLC (U.S. SOFR 1 Month+3.25%)±	7.57	1-16-2032	755,000	756,419
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.84	3-3-2028	1,110,000	1,022,244
PetSmart, Inc. (U.S. SOFR 1 Month+3.75%)±	8.17	2-11-2028	533,789	530,929
				3,196,922
Consumer, non-cyclical: 1.12%
Commercial services: 0.41%
GEO Group, Inc. (U.S. SOFR 1 Month+5.25%)±	9.57	4-13-2029	455,000	462,112
Hertz Corp. (U.S. SOFR 1 Month+3.50%)±	7.94	6-30-2028	775,000	671,452
				1,133,564
Healthcare-services: 0.71%
LifePoint Health, Inc. (U.S. SOFR 3 Month+3.50%)±	7.96	5-17-2031	214,463	206,555
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.08	7-1-2031	1,709,957	1,360,836
Modivcare, Inc. (U.S. SOFR 3 Month+8.50%)‡±	12.79	1-9-2026	296,508	284,648
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+3.75%)±	8.04	12-31-2030	109,271	108,588
				1,960,627
Energy: 0.16%
Pipelines: 0.16%
Prairie ECI Acquiror LP (U.S. SOFR 1 Month+4.25%)±	8.57	8-1-2029	446,631	450,315
Financial: 1.00%
Diversified financial services: 0.37%
Jane Street Group LLC (U.S. SOFR 3 Month+2.00%)±	6.31	12-15-2031	339,117	334,773
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+6.50%)±	11.09	4-30-2027	682,917	676,600
				1,011,373
Insurance: 0.50%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.69	7-31-2027	428,886	428,255
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.69	1-31-2028	669,173	653,595
Truist Insurance Holdings LLC (U.S. SOFR 3 Month+4.75%)±	9.08	5-6-2032	300,000	304,200
				1,386,050
REITs: 0.13%
Blackstone Mortgage Trust, Inc. (U.S. SOFR 1 Month+3.75%)‡±	8.06	12-11-2028	370,000	370,463
Industrial: 0.49%
Building materials: 0.49%
CP Atlas Buyer, Inc. (U.S. SOFR 1 Month+3.75%)±	8.17	11-23-2027	1,030,000	979,510
Quikrete Holdings, Inc. (U.S. SOFR 3 Month+2.25%)±	6.56	2-10-2032	380,000	379,289
				1,358,799
The accompanying notes are an integral part of these financial statements.
10 | Allspring High Yield Bond Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology: 0.56%
Computers: 0.25%
McAfee LLC (U.S. SOFR 1 Month+3.00%)±	7.31%	3-1-2029	$680,000	$677,620
Software: 0.31%
Genesys Cloud Services, Inc. (U.S. SOFR 1 Month+2.50%)±	6.82	1-30-2032	565,000	562,175
Rocket Software, Inc. (U.S. SOFR 1 Month+4.25%)±	8.57	11-28-2028	302,709	303,465
				865,640
Total loans (Cost $22,119,315)				21,639,395
Yankee corporate bonds and notes: 13.42%
Basic materials: 0.31%
Chemicals: 0.31%
Braskem Netherlands Finance BV144A	4.50	1-31-2030	1,015,000	865,807
Communications: 3.34%
Internet: 1.00%
Rakuten Group, Inc.144A	9.75	4-15-2029	1,245,000	1,367,090
Rakuten Group, Inc. (5 Year Treasury Constant Maturity+4.25%)144Aʊ±	8.13	12-15-2029	1,380,000	1,393,805
				2,760,895
Media: 0.81%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	1,610,000	1,432,079
VZ Secured Financing BV144A	5.00	1-15-2032	915,000	806,566
				2,238,645
Telecommunications: 1.53%
Altice Financing SA144A	9.63	7-15-2027	430,000	392,669
Altice France SA144A	5.50	10-15-2029	940,000	734,261
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	1,120,000	1,126,582
Telecom Italia Capital SA	7.20	7-18-2036	815,000	830,829
Zegona Finance PLC144A	8.63	7-15-2029	1,050,000	1,115,625
				4,199,966
Consumer, cyclical: 1.48%
Airlines: 0.75%
Latam Airlines Group SA144A	7.88	4-15-2030	835,000	841,054
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	1,230,000	1,229,853
				2,070,907
Entertainment: 0.45%
Banijay Entertainment SASU144A	8.13	5-1-2029	1,200,000	1,250,433
Leisure time: 0.28%
Carnival Corp.144A	6.13	2-15-2033	765,000	770,414
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 11

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 1.48%
Cosmetics/Personal Care: 0.41%
Perrigo Finance Unlimited Co.	6.13%	9-30-2032	$1,135,000	$1,135,000
Pharmaceuticals: 1.07%
1375209 BC Ltd.144A	9.00	1-30-2028	420,000	421,565
Bausch Health Cos., Inc.144A	5.25	1-30-2030	1,010,000	652,127
Bausch Health Cos., Inc.144A	6.13	2-1-2027	780,000	751,725
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	1,000,000	1,121,018
				2,946,435
Energy: 2.30%
Oil & gas: 0.80%
Baytex Energy Corp.144A	8.50	4-30-2030	490,000	501,656
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	1,014,878	1,008,788
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	707,000	695,357
				2,205,801
Pipelines: 1.50%
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	1,300,000	1,362,021
Northriver Midstream Finance LP144A	6.75	7-15-2032	1,355,000	1,383,145
South Bow Canadian Infrastructure Holdings Ltd. (5 Year Treasury Constant Maturity+3.95%)144A±	7.63	3-1-2055	1,350,000	1,387,499
				4,132,665
Financial: 2.73%
Banks: 1.71%
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95	5-2-2029	735,000	768,295
Banco Santander SA (5 Year Treasury Constant Maturity+5.31%)ʊ±	9.63	11-21-2028	630,000	696,156
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	485,000	510,790
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero (5 Year Treasury Constant Maturity+4.66%)144A±	8.45	6-29-2038	515,000	542,711
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	525,000	553,249
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	1,255,000	1,217,713
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	400,000	422,452
				4,711,366
Diversified financial services: 1.02%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	695,000	716,247
GGAM Finance Ltd.144A	5.88	3-15-2030	1,440,000	1,427,400
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	645,000	662,627
				2,806,274
Industrial: 1.27%
Aerospace/defense: 0.38%
Bombardier, Inc.144A	8.75	11-15-2030	975,000	1,043,983
The accompanying notes are an integral part of these financial statements.
12 | Allspring High Yield Bond Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electronics: 0.38%
Sensata Technologies BV144A	5.88%	9-1-2030	$1,060,000	$1,045,970
Machinery-diversified: 0.03%
TK Elevator Holdco GmbH144A	7.63	7-15-2028	80,000	80,551
Packaging & containers: 0.48%
Trivium Packaging Finance BV144A	8.50	8-15-2027	1,335,000	1,333,022
Utilities: 0.51%
Electric: 0.51%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	1,475,000	1,412,954
Total yankee corporate bonds and notes (Cost $36,192,285)				37,011,088

		Yield	Shares
Short-term investments: 3.61%
Investment companies: 3.61%
Allspring Government Money Market Fund Select Class♠∞		4.29	9,948,020	9,948,020
Total short-term investments (Cost $9,948,020)				9,948,020
Total investments in securities (Cost $272,177,121)	100.93%			278,439,255
Other assets and liabilities, net	(0.93)			(2,556,671)
Total net assets	100.00%			$275,882,584

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 13

Portfolio of investments—February 28, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,058,539	$63,021,560	$(58,132,079)	$0	$0	$9,948,020	9,948,020	$134,035
The accompanying notes are an integral part of these financial statements.
14 | Allspring High Yield Bond Fund

Statement of assets and liabilities—February 28, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $262,229,101)	$268,491,235
Investments in affiliated securities, at value (cost $9,948,020)	9,948,020
Cash	136
Receivable for interest	4,907,554
Receivable for Fund shares sold	12,540
Prepaid expenses and other assets	124,560
Total assets	283,484,045
Liabilities
Payable for investments purchased	6,727,842
Payable for Fund shares redeemed	388,789
Dividends payable	194,661
Management fee payable	87,753
Shareholder servicing fees payable	37,101
Administration fees payable	28,011
Trustees’ fees and expenses payable	4,883
Distribution fee payable	1,156
Accrued expenses and other liabilities	131,265
Total liabilities	7,601,461
Total net assets	$275,882,584
Net assets consist of
Paid-in capital	$353,440,736
Total distributable loss	(77,558,152)
Total net assets	$275,882,584
Computation of net asset value and offering price per share
Net assets–Class A	$166,328,692
Shares outstanding–Class A1	54,543,918
Net asset value per share–Class A	$3.05
Maximum offering price per share – Class A2	$3.19
Net assets–Class C	$2,014,580
Shares outstanding–Class C1	658,344
Net asset value per share–Class C	$3.06
Net assets–Administrator Class	$12,472,882
Shares outstanding–Administrator Class[1]	4,085,053
Net asset value per share–Administrator Class	$3.05
Net assets–Institutional Class	$95,066,430
Shares outstanding–Institutional Class[1]	31,133,267
Net asset value per share–Institutional Class	$3.05
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 15

Statement of operations—six months ended February 28, 2025 (unaudited)
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $222)	$10,561,888
Income from affiliated securities	134,035
Total investment income	10,695,923
Expenses
Management fee	760,823
Administration fees
Class A	125,009
Class C	1,233
Administrator Class	6,243
Institutional Class	38,342
Shareholder servicing fees
Class A	208,188
Class C	2,029
Administrator Class	15,594
Distribution fee
Class C	6,088
Custody and accounting fees	7,579
Professional fees	28,074
Registration fees	45,740
Shareholder report expenses	18,448
Trustees’ fees and expenses	8,326
Other fees and expenses	26,039
Total expenses	1,297,755
Less: Fee waivers and/or expense reimbursements
Fund-level	(164,654)
Class A	(5,468)
Administrator Class	(4,691)
Institutional Class	(32,873)
Net expenses	1,090,069
Net investment income	9,605,854
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(2,449,517)
Net change in unrealized gains (losses) on
Unaffiliated securities	3,337,773
Unfunded loan commitments	(6,277)
Net change in unrealized gains (losses) on investments	3,331,496
Net realized and unrealized gains (losses) on investments	881,979
Net increase in net assets resulting from operations	$10,487,833
The accompanying notes are an integral part of these financial statements.
16 | Allspring High Yield Bond Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 28, 2025 (unaudited)		Year ended August 31, 2024
Operations
Net investment income		$9,605,854		$19,387,468
Net realized losses on investments		(2,449,517)		(9,430,821)
Net change in unrealized gains (losses) on investments		3,331,496		19,450,421
Net increase in net assets resulting from operations		10,487,833		29,407,068
Distributions to shareholders from
Net investment income and net realized gains
Class A		(5,733,252)		(11,650,305)
Class C		(50,438)		(105,269)
Administrator Class		(436,958)		(886,859)
Institutional Class		(3,480,108)		(7,140,679)
Total distributions to shareholders		(9,700,756)		(19,783,112)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,753,868	5,332,473	3,173,483	9,454,603
Class C	234,502	714,555	391,809	1,160,720
Administrator Class	38,491	117,314	225,053	675,104
Institutional Class	1,836,863	5,593,342	5,979,369	17,748,849
		11,757,684		29,039,276
Reinvestment of distributions
Class A	1,708,708	5,194,211	3,601,280	10,674,335
Class C	16,272	49,636	35,446	105,269
Administrator Class	131,774	400,797	278,419	826,033
Institutional Class	1,125,700	3,423,833	2,380,329	7,065,493
		9,068,477		18,671,130
Payment for shares redeemed
Class A	(5,353,530)	(16,275,319)	(10,138,918)	(30,032,426)
Class C	(79,335)	(241,757)	(531,921)	(1,585,257)
Administrator Class	(273,068)	(831,065)	(1,131,140)	(3,346,930)
Institutional Class	(4,206,564)	(12,783,541)	(10,071,411)	(29,832,243)
		(30,131,682)		(64,796,856)
Net decrease in net assets resulting from capital share transactions		(9,305,521)		(17,086,450)
Total decrease in net assets		(8,518,444)		(7,462,494)
Net assets
Beginning of period		284,401,028		291,863,522
End of period		$275,882,584		$284,401,028
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 17

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$3.04	$2.94	$2.92	$3.45	$3.33	$3.29
Net investment income	0.10 [1]	0.20 [1]	0.18 [1]	0.13	0.11	0.13
Payment from affiliate	0.00	0.00	0.00	0.00	0.00	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.01	0.10	0.02	(0.53)	0.12	0.04
Total from investment operations	0.11	0.30	0.20	(0.40)	0.23	0.17
Distributions to shareholders from
Net investment income	(0.10)	(0.20)	(0.18)	(0.13)	(0.11)	(0.13)
Net asset value, end of period	$3.05	$3.04	$2.94	$2.92	$3.45	$3.33
Total return[3]	3.76%	10.66%	7.17%	(11.76)%	7.07%	5.31%[4]
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.02%	1.03%	1.01%	1.01%	1.04%
Net expenses	0.91%	0.92%	0.93%	0.92%	0.92%	0.93%
Net investment income	6.74%	6.67%	6.13%	4.08%	3.29%	4.01%
Supplemental data
Portfolio turnover rate	33%	65%	53%	138%	49%	34%
Net assets, end of period (000s omitted)	$166,329	$171,590	$175,674	$186,532	$238,817	$251,410

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]	During the year ended August 31, 2020, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return.
The accompanying notes are an integral part of these financial statements.
18 | Allspring High Yield Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$3.05	$2.95	$2.93	$3.46	$3.34	$3.29
Net investment income	0.09 [1]	0.18 [1]	0.16 [1]	0.11 [1]	0.09 [1]	0.11 [1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.00	0.01
Net realized and unrealized gains (losses) on investments	0.01	0.10	0.02	(0.53)	0.12	0.03
Total from investment operations	0.10	0.28	0.18	(0.42)	0.21	0.15
Distributions to shareholders from
Net investment income	(0.09)	(0.18)	(0.16)	(0.11)	(0.09)	(0.10)
Net asset value, end of period	$3.06	$3.05	$2.95	$2.93	$3.46	$3.34
Total return[2]	3.37%	9.83%	6.37%	(12.39)%	6.25%	4.83%[3]
Ratios to average net assets (annualized)
Gross expenses	1.77%	1.77%	1.78%	1.76%	1.76%	1.79%
Net expenses	1.67%	1.67%	1.68%	1.68%	1.68%	1.68%
Net investment income	6.00%	5.92%	5.35%	3.26%	2.57%	3.25%
Supplemental data
Portfolio turnover rate	33%	65%	53%	138%	49%	34%
Net assets, end of period (000s omitted)	$2,015	$1,485	$1,743	$2,384	$4,123	$8,265

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[3]	During the year ended August 31, 2020, the Fund received a payment from an affiliate that had a 0.31% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$3.04	$2.94	$2.92	$3.46	$3.34	$3.29
Net investment income	0.10 [1]	0.20 [1]	0.18 [1]	0.14	0.12 [1]	0.13
Net realized and unrealized gains (losses) on investments	0.01	0.11	0.03	(0.54)	0.12	0.05
Total from investment operations	0.11	0.31	0.21	(0.40)	0.24	0.18
Distributions to shareholders from
Net investment income	(0.10)	(0.21)	(0.19)	(0.14)	(0.12)	(0.13)
Net asset value, end of period	$3.05	$3.04	$2.94	$2.92	$3.46	$3.34
Total return[2]	3.82%	10.79%	7.30%	(11.91)%	7.20%	5.76%
Ratios to average net assets (annualized)
Gross expenses	0.99%	0.97%	0.97%	0.95%	0.95%	0.99%
Net expenses	0.79%	0.80%	0.80%	0.80%	0.79%	0.79%
Net investment income	6.85%	6.79%	6.26%	4.20%	3.42%	4.14%
Supplemental data
Portfolio turnover rate	33%	65%	53%	138%	49%	34%
Net assets, end of period (000s omitted)	$12,473	$12,749	$14,165	$14,045	$18,317	$21,185

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Allspring High Yield Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$3.04	$2.94	$2.92	$3.46	$3.34	$3.29
Net investment income	0.11 [1]	0.21 [1]	0.19 [1]	0.14	0.12	0.14
Net realized and unrealized gains (losses) on investments	0.01	0.10	0.02	(0.54)	0.13	0.05
Total from investment operations	0.12	0.31	0.21	(0.40)	0.25	0.19
Distributions to shareholders from
Net investment income	(0.11)	(0.21)	(0.19)	(0.14)	(0.13)	(0.14)
Net asset value, end of period	$3.05	$3.04	$2.94	$2.92	$3.46	$3.34
Total return[2]	3.96%	11.09%	7.59%	(11.68)%	7.48%	6.04%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.70%	0.70%	0.68%	0.69%	0.71%
Net expenses	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income	7.11%	7.06%	6.53%	4.50%	3.66%	4.39%
Supplemental data
Portfolio turnover rate	33%	65%	53%	138%	49%	34%
Net assets, end of period (000s omitted)	$95,066	$98,576	$100,281	$98,975	$120,658	$73,568

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 21

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
22 | Allspring High Yield Bond Fund

Notes to financial statements (unaudited)
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2025, the aggregate cost of all investments for federal income tax purposes was $272,837,969 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$8,766,132
Gross unrealized losses	(3,164,846)
Net unrealized gains	$5,601,286
As of August 31, 2024, the Fund had capital loss carryforwards which consisted of $36,613,008 in short-term capital losses and $44,505,735 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring High Yield Bond Fund | 23

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$1,434,716	$0	$1,434,716
Common stocks
Energy	0	0	2,990,987	2,990,987
Investment Companies	0	0	78,421	78,421
Corporate bonds and notes	0	205,336,628	0	205,336,628
Loans	0	20,984,284	655,111	21,639,395
Yankee corporate bonds and notes	0	37,011,088	0	37,011,088
Short-term investments
Investment companies	9,948,020	0	0	9,948,020
Total assets	$9,948,020	$264,766,716	$3,724,519	$278,439,255
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balance, beginning of period	Net Purchases	Net Sales/ Settlements	Accrued Discounts (Premiums)	Realized Gains (Losses)	Net Change in Unrealized gains (losses)	Transfers into Level 3	Transfers out of Level 3	Balance, end of period
Investments in:
Common stocks	$38,358	$1,032,751	$0	$0	$0	$1,998,299	$0	$0	$3,069,408
Loans	3,065,496	653,654	(1,093,067)	33,313	398,628	(365,477)	0	(2,037,436)	655,111
	3,103,854	1,686,405	(1,093,067)	33,313	398,628	1,632,822	0	(2,037,436)	3,724,519

Net Change in Unrealized Gains (Losses) on Investments Held at February 28, 2025
Investments in:
Common stocks	$1,998,299
Loans	7,618
2,005,917
The investment types categorized above were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
24 | Allspring High Yield Bond Fund

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.550%
Next $500 million	0.525
Next $2 billion	0.500
Next $2 billion	0.475
Next $5 billion	0.440
Over $10 billion	0.430
For the six months ended February 28, 2025, the management fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of February 28, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.92%
Class C	1.67
Administrator Class	0.80
Institutional Class	0.53
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2025, Allspring Funds Distributor received $498 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2025.
Allspring High Yield Bond Fund | 25

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended February 28, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2025 were $90,297,939 and $98,377,649, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Exchange-Traded Funds Trust, Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended February 28, 2025, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
26 | Allspring High Yield Bond Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring High Yield Bond Fund | 27

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

28 | Allspring High Yield Bond Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4323 02-25

Allspring Adjustable Rate Government Fund
Long Form Financial Statements
Semi-Annual Report
February 28, 2025

Allspring Adjustable Rate Government Fund | 1

Portfolio of investments—February 28, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 81.21%
CRBT Multifamily Housing Mortgage Loan Trust Series Q030 Class A (30 Day Average U.S. SOFR+0.94%)±	5.27%	1-25-2044	$1,995,826	$1,995,822
FHLMC±±	6.93	6-1-2025	1,333	1,333
FHLMC Multifamily Structured Pass-Through Certificates Series KF85 Class AL (30 Day Average U.S. SOFR+0.41%)±	4.74	8-25-2030	126,920	126,614
FHLMC Multifamily Structured Pass-Through Certificates Series KI08 Class A (30 Day Average U.S. SOFR+0.20%)±	4.52	10-25-2026	1,937,859	1,929,441
FHLMC Multifamily Structured Pass-Through Certificates Series Q016 Class APT2±±	1.47	5-25-2051	3,437,986	3,165,439
FHLMC STRIPS Series 20 Class F±±	5.75	7-1-2029	230	232
FHLMC STRIPS Series 264 Class F1 (30 Day Average U.S. SOFR+0.66%)±	5.00	7-15-2042	483,056	478,371
FHLMC STRIPS Series 319 Class F1 (30 Day Average U.S. SOFR+0.56%)±	4.90	11-15-2043	703,888	693,688
FHLMC Structured Pass-Through Certificates Series T-16 Class A (30 Day Average U.S. SOFR+0.46%)±	4.82	6-25-2029	675,787	648,931
FHLMC Structured Pass-Through Certificates Series T-20 Class A7 (30 Day Average U.S. SOFR+0.41%)±	4.77	12-25-2029	1,498,842	1,444,276
FHLMC Structured Pass-Through Certificates Series T-27 Class A (30 Day Average U.S. SOFR+0.41%)±	4.77	10-25-2030	348,364	347,661
FHLMC Structured Pass-Through Certificates Series T-30 Class A7 (30 Day Average U.S. SOFR+0.35%)±	4.71	12-25-2030	432,710	410,655
FHLMC Structured Pass-Through Certificates Series T-35 Class A (30 Day Average U.S. SOFR+0.39%)±	4.75	9-25-2031	631,220	627,091
FHLMC Structured Pass-Through Certificates Series T-48 Class 2A±±	4.22	7-25-2033	730,577	687,580
FHLMC Structured Pass-Through Certificates Series T-54 Class 4A±±	4.27	2-25-2043	423,160	403,706
FHLMC Structured Pass-Through Certificates Series T-55 Class 1A1	6.50	3-25-2043	22,774	23,121
FHLMC Structured Pass-Through Certificates Series T-56 Class 3AF (30 Day Average U.S. SOFR+1.11%)±	5.47	5-25-2043	668,383	681,201
FHLMC Structured Pass-Through Certificates Series T-62 Class 1A1 (12 Month Treasury Average+1.20%)±	5.89	10-25-2044	1,123,762	1,025,717
FHLMC Structured Pass-Through Certificates Series T-63 Class 1A1 (12 Month Treasury Average+1.20%)±	5.89	2-25-2045	1,016,328	978,489
FHLMC Structured Pass-Through Certificates Series T-66 Class 2A1±±	4.97	1-25-2036	664,780	639,743
FHLMC Structured Pass-Through Certificates Series T-67 Class 2A1C±±	4.09	3-25-2036	1,602,845	1,497,269
FHLMC Structured Pass-Through Certificates Series T-67 Class 1A1C±±	4.13	3-25-2036	1,691,831	1,612,370
FHLMC (1 Year Treasury Constant Maturity+1.86%)±	6.75	5-1-2035	192,061	194,933
FHLMC (1 Year Treasury Constant Maturity+1.98%)±	6.69	8-1-2033	158,921	158,946
FHLMC (1 Year Treasury Constant Maturity+1.99%)±	6.49	11-1-2034	24,152	24,494
FHLMC (1 Year Treasury Constant Maturity+2.03%)±	5.15	3-1-2025	101	101
FHLMC (1 Year Treasury Constant Maturity+2.05%)±	6.78	12-1-2035	104,858	106,993
FHLMC (1 Year Treasury Constant Maturity+2.10%)±	6.54	10-1-2037	118,777	120,816
FHLMC (1 Year Treasury Constant Maturity+2.16%)±	6.52	6-1-2033	215,796	219,839
FHLMC (1 Year Treasury Constant Maturity+2.17%)±	7.11	5-1-2037	17,037	17,489
FHLMC (1 Year Treasury Constant Maturity+2.18%)±	6.51	6-1-2036	189,039	195,074
FHLMC (1 Year Treasury Constant Maturity+2.20%)±	6.67	1-1-2037	186,921	191,447
The accompanying notes are an integral part of these financial statements.
2 | Allspring Adjustable Rate Government Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (1 Year Treasury Constant Maturity+2.22%)±	6.34%	12-1-2033	$103,263	$105,435
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.48	2-1-2034	143,990	147,251
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.82	4-1-2034	55,030	56,047
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	7.04	5-1-2038	157,504	161,820
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	7.11	4-1-2034	34,058	34,790
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	7.23	6-1-2035	49,207	50,403
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	7.35	11-1-2026	14,259	14,263
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	6.71	4-1-2036	71,141	73,146
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	7.12	3-1-2027	7,681	7,679
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.50	4-1-2030	1,124	1,129
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.61	1-1-2037	18,233	18,910
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.63	8-1-2027	668	667
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.64	4-1-2038	228,548	235,209
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.70	12-1-2034	67,934	69,682
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.96	5-1-2034	21,498	22,123
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.98	6-1-2035	20,159	20,849
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.99	4-1-2034	16,838	17,103
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.13	5-1-2034	86,572	88,432
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.35	9-1-2033	33,500	34,455
FHLMC (1 Year Treasury Constant Maturity+2.26%)±	7.02	4-1-2037	707,835	732,295
FHLMC (1 Year Treasury Constant Maturity+2.27%)±	6.77	11-1-2029	19,354	19,495
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	6.65	1-1-2035	102,424	105,257
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	7.34	7-1-2034	55,694	55,928
FHLMC (1 Year Treasury Constant Maturity+2.29%)±	6.88	9-1-2033	113,939	116,432
FHLMC (1 Year Treasury Constant Maturity+2.29%)±	7.33	11-1-2027	37,347	37,395
FHLMC (1 Year Treasury Constant Maturity+2.31%)±	7.39	7-1-2027	50,876	51,114
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	5.48	7-1-2031	8,170	8,120
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	7.10	10-1-2033	176,608	177,647
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	7.48	7-1-2038	125,551	129,536
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.73	2-1-2035	181,052	186,322
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.99	4-1-2032	299,168	302,069
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	7.16	1-1-2028	388	389
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	7.23	4-1-2038	317,386	328,021
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	7.48	1-1-2028	926	930
FHLMC (1 Year Treasury Constant Maturity+2.39%)±	6.93	2-1-2034	716,017	734,017
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.98	1-1-2037	339,444	351,855
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	7.05	6-1-2035	105,036	107,005
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	7.26	11-1-2029	2,879	2,867
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	7.34	7-1-2029	8,293	8,351
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	7.53	7-1-2031	13,364	13,489
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	7.53	9-1-2031	21,807	22,204
FHLMC (1 Year Treasury Constant Maturity+2.47%)±	7.60	7-1-2034	81,329	84,055
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.64	6-1-2030	10,018	10,051
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.73	2-1-2030	14,993	15,129
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	7.35	6-1-2030	9,263	9,325
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	7.57	6-1-2030	76,501	77,182
FHLMC (1 Year Treasury Constant Maturity+2.49%)±	7.00	12-1-2032	45,226	46,335
FHLMC (1 Year Treasury Constant Maturity+2.52%)±	4.77	11-1-2029	22,689	22,623
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 3

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (1 Year Treasury Constant Maturity+2.55%)±	6.67%	9-1-2029	$10,948	$10,978
FHLMC (1 Year Treasury Constant Maturity+2.60%)±	7.48	6-1-2032	108,153	109,753
FHLMC (1 Year Treasury Constant Maturity+2.61%)±	4.99	9-1-2030	18,343	18,321
FHLMC (1 Year Treasury Constant Maturity+2.72%)±	7.52	5-1-2028	32,422	32,666
FHLMC (1 Year Treasury Constant Maturity+2.91%)±	7.88	9-1-2030	6,777	6,826
FHLMC (11th District COFI+1.25%)±	4.46	1-1-2030	1,349	1,321
FHLMC (11th District COFI+1.25%)±	4.46	7-1-2030	34,752	34,011
FHLMC (11th District COFI+1.25%)±	4.74	11-1-2030	4,772	4,676
FHLMC (12 Month Treasury Average+2.07%)±	6.86	5-1-2028	5,874	5,862
FHLMC (12 Month Treasury Average+2.45%)±	7.02	10-1-2029	30,810	30,949
FHLMC (3 Year Treasury Constant Maturity+2.40%)±	4.89	5-1-2031	19,519	19,432
FHLMC (3 Year Treasury Constant Maturity+2.44%)±	5.10	5-1-2032	37,156	37,118
FHLMC (3 Year Treasury Constant Maturity+2.87%)±	5.35	6-1-2035	111,571	111,550
FHLMC (5 Year Treasury Constant Maturity+2.13%)±	6.00	8-1-2029	2,367	2,388
FHLMC (5 Year Treasury Constant Maturity+2.44%)±	3.57	8-1-2027	9,320	9,174
FHLMC (RFUCCT1Y+1.51%)±	6.51	2-1-2037	37,778	38,279
FHLMC (RFUCCT1Y+1.61%)±	7.13	7-1-2044	63,579	65,500
FHLMC (RFUCCT1Y+1.62%)±	3.11	2-1-2050	360,199	355,987
FHLMC (RFUCCT1Y+1.62%)±	6.81	7-1-2045	243,568	250,448
FHLMC (RFUCCT1Y+1.64%)±	2.62	6-1-2050	2,105,564	1,952,313
FHLMC (RFUCCT1Y+1.67%)±	6.17	8-1-2035	98,204	99,869
FHLMC (RFUCCT1Y+1.72%)±	6.42	5-1-2037	364,823	375,622
FHLMC (RFUCCT1Y+1.73%)±	6.92	1-1-2035	127,884	130,458
FHLMC (RFUCCT1Y+1.74%)±	6.69	12-1-2036	100,029	103,529
FHLMC (RFUCCT1Y+1.75%)±	6.91	5-1-2033	38,974	39,534
FHLMC (RFUCCT1Y+1.75%)±	7.02	4-1-2035	61,232	62,518
FHLMC (RFUCCT1Y+1.75%)±	7.57	6-1-2033	95,480	97,246
FHLMC (RFUCCT1Y+1.77%)±	6.83	9-1-2037	99,382	102,994
FHLMC (RFUCCT1Y+1.77%)±	7.00	9-1-2039	466,684	479,310
FHLMC (RFUCCT1Y+1.77%)±	7.14	10-1-2036	115,500	118,955
FHLMC (RFUCCT1Y+1.77%)±	7.41	10-1-2035	332,614	339,469
FHLMC (RFUCCT1Y+1.77%)±	7.50	8-1-2042	66,350	68,912
FHLMC (RFUCCT1Y+1.77%)±	7.65	6-1-2035	108,207	109,064
FHLMC (RFUCCT1Y+1.78%)±	7.06	11-1-2035	52,133	53,213
FHLMC (RFUCCT1Y+1.80%)±	7.05	8-1-2037	426,235	438,961
FHLMC (RFUCCT1Y+1.80%)±	7.13	1-1-2040	694,781	719,341
FHLMC (RFUCCT1Y+1.81%)±	6.45	4-1-2035	344,377	352,708
FHLMC (RFUCCT1Y+1.81%)±	6.88	5-1-2039	158,990	162,411
FHLMC (RFUCCT1Y+1.81%)±	6.99	9-1-2037	99,500	102,604
FHLMC (RFUCCT1Y+1.85%)±	7.02	7-1-2038	357,261	370,025
FHLMC (RFUCCT1Y+1.87%)±	6.99	9-1-2036	157,557	161,201
FHLMC (RFUCCT1Y+1.87%)±	7.25	5-1-2035	7,640	7,690
FHLMC (RFUCCT1Y+1.88%)±	6.63	4-1-2037	67,746	69,305
FHLMC (RFUCCT1Y+1.91%)±	6.53	3-1-2032	60,901	61,900
FHLMC (RFUCCT1Y+1.93%)±	7.05	4-1-2035	408,399	417,236
FHLMC (RFUCCT1Y+1.93%)±	7.30	4-1-2037	31,369	31,687
FHLMC (RFUCCT1Y+1.99%)±	7.19	7-1-2036	95,117	96,968
FHLMC (RFUCCT1Y+2.07%)±	6.70	3-1-2038	303,351	315,266
The accompanying notes are an integral part of these financial statements.
4 | Allspring Adjustable Rate Government Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (RFUCCT6M+1.42%)±	6.17%	2-1-2037	$522	$530
FHLMC (RFUCCT6M+1.68%)±	6.77	1-1-2037	302,670	308,833
FHLMC (RFUCCT6M+1.83%)±	6.85	6-1-2037	114,464	113,766
FHLMC (RFUCCT6M+2.12%)±	7.33	5-1-2037	17,278	17,161
FHLMC (RFUCCT6M+2.30%)±	7.06	6-1-2026	4,745	4,727
FHLMC (RFUCCT6M+3.83%)±	9.21	11-1-2026	480	476
FHLMC Series 2315 Class FW (30 Day Average U.S. SOFR+0.66%)±	5.00	4-15-2027	4,139	4,142
FHLMC Series 2391 Class EF (30 Day Average U.S. SOFR+0.61%)±	4.95	6-15-2031	15,568	15,524
FHLMC Series 2454 Class SL (30 Day Average U.S. SOFR+7.89%)ƒ±	3.55	3-15-2032	34,717	3,249
FHLMC Series 2461 Class FI (30 Day Average U.S. SOFR+0.61%)±	4.95	4-15-2028	10,092	10,083
FHLMC Series 2464 Class FE (30 Day Average U.S. SOFR+1.11%)±	5.45	3-15-2032	22,628	22,822
FHLMC Series 2466 Class FV (30 Day Average U.S. SOFR+0.66%)±	5.00	3-15-2032	42,699	42,684
FHLMC Series 2538 Class F (30 Day Average U.S. SOFR+0.71%)±	5.05	12-15-2032	99,429	99,637
FHLMC Series 3067 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.80	11-15-2035	366,047	363,703
FHLMC Series 3114 Class FT (30 Day Average U.S. SOFR+0.46%)±	4.80	9-15-2030	84,429	84,246
FHLMC Series 3140 Class GF (30 Day Average U.S. SOFR+0.46%)±	4.80	3-15-2036	315,848	313,555
FHLMC Series 3146 Class FP (30 Day Average U.S. SOFR+0.46%)±	4.80	4-15-2036	274,273	272,537
FHLMC Series 3149 Class FB (30 Day Average U.S. SOFR+0.46%)±	4.80	5-15-2036	471,453	468,430
FHLMC Series 3240 Class FM (30 Day Average U.S. SOFR+0.46%)±	4.80	11-15-2036	498,582	494,817
FHLMC Series 3284 Class CF (30 Day Average U.S. SOFR+0.48%)±	4.82	3-15-2037	329,891	326,038
FHLMC Series 3286 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.85	3-15-2037	33,265	32,877
FHLMC Series 3311 Class KF (30 Day Average U.S. SOFR+0.45%)±	4.79	5-15-2037	586,730	580,547
FHLMC Series 3312 Class FN (30 Day Average U.S. SOFR+0.33%)±	4.67	7-15-2036	521,369	515,280
FHLMC Series 3436 Class A±±	7.23	11-15-2036	172,358	176,531
FHLMC Series 3684 Class FM (30 Day Average U.S. SOFR+0.46%)±	5.00	11-15-2036	763,297	753,549
FHLMC Series 3753 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.95	11-15-2040	822,531	814,448
FHLMC Series 3757 Class PF (30 Day Average U.S. SOFR+0.61%)±	4.95	8-15-2040	164,377	164,255
FHLMC Series 3822 Class FY (30 Day Average U.S. SOFR+0.51%)±	4.85	2-15-2033	298,342	297,619
FHLMC Series 3827 Class DF (30 Day Average U.S. SOFR+0.56%)±	4.90	3-15-2041	104,223	103,461
FHLMC Series 3925 Class FL (30 Day Average U.S. SOFR+0.56%)±	4.90	1-15-2041	22,381	22,353
FHLMC Series 3997 Class FQ (30 Day Average U.S. SOFR+0.61%)±	4.95	2-15-2042	362,606	357,017
FHLMC Series 4013 Class QF (30 Day Average U.S. SOFR+0.66%)±	5.00	3-15-2041	145,140	144,958
FHLMC Series 4039 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.95	5-15-2042	595,521	592,458
FHLMC Series 4136 Class DF (30 Day Average U.S. SOFR+0.41%)±	4.75	11-15-2042	380,783	372,165
FHLMC Series 4143 Class KF (30 Day Average U.S. SOFR+0.46%)±	5.00	9-15-2037	858,173	835,719
FHLMC Series 4248 Class FL (30 Day Average U.S. SOFR+0.56%)±	4.90	5-15-2041	134,802	134,349
FHLMC Series 4316 Class JF (30 Day Average U.S. SOFR+0.51%)±	4.85	1-15-2044	506,839	500,096
FHLMC Series 4474 Class WF (30 Day Average U.S. SOFR+0.46%)±	5.00	12-15-2036	708,626	699,112
FHLMC Series 4477 Class FG (30 Day Average U.S. SOFR+0.41%)±	4.95	10-15-2040	805,388	792,251
FHLMC Series 4503 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.00	2-15-2042	902,435	878,860
FHLMC Series 4515 Class FA (30 Day Average U.S. SOFR+0.48%)±	5.02	8-15-2038	108,511	107,017
FHLMC Series 4678 Class AF (30 Day Average U.S. SOFR+0.51%)±	5.05	12-15-2042	632,696	628,764
FHLMC Series 4691 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.80	6-15-2047	377,614	369,173
FHLMC Series 4754 Class FM (30 Day Average U.S. SOFR+0.41%)±	4.75	2-15-2048	933,774	908,678
FHLMC Series 4779 Class WF (30 Day Average U.S. SOFR+0.46%)±	5.00	7-15-2044	822,236	810,610
FHLMC Series 4821 Class FA (30 Day Average U.S. SOFR+0.41%)±	4.75	7-15-2048	256,872	250,400
FHLMC Series 4831 Class FD (30 Day Average U.S. SOFR+0.41%)±	4.75	10-15-2048	887,154	864,831
FHLMC Series 4842 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.80	11-15-2048	654,146	639,640
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 5

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 4908 Class FA (30 Day Average U.S. SOFR+0.55%)±	5.09%	12-15-2042	$1,033,029	$1,021,397
FHLMC Series 4921 Class FN (30 Day Average U.S. SOFR+0.56%)±	4.92	10-25-2049	771,386	753,482
FHLMC Series 4925 Class FY (30 Day Average U.S. SOFR+0.56%)±	4.92	10-25-2049	264,564	258,579
FHLMC Series 4933 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.97	12-25-2049	814,829	801,843
FNMA	6.50	5-1-2031	17,288	17,812
FNMA	7.50	1-1-2031	8,275	8,288
FNMA	7.50	1-1-2033	20,170	20,174
FNMA	7.50	5-1-2033	37,988	38,052
FNMA	7.50	8-1-2033	27,277	27,283
FNMA	8.00	12-1-2026	6,127	6,136
FNMA	8.00	3-1-2030	2	2
FNMA	8.00	5-1-2033	23,906	23,877
FNMA (1 Year Treasury Constant Maturity+1.50%)±	6.32	8-1-2030	100,845	101,079
FNMA (1 Year Treasury Constant Maturity+1.52%)±	6.65	8-1-2033	228,960	231,218
FNMA (1 Year Treasury Constant Maturity+1.58%)±	5.87	3-1-2034	147,314	148,422
FNMA (1 Year Treasury Constant Maturity+1.63%)±	5.92	11-1-2029	2,289	2,283
FNMA (1 Year Treasury Constant Maturity+1.66%)±	6.56	7-1-2048	287,042	292,570
FNMA (1 Year Treasury Constant Maturity+1.70%)±	5.93	2-1-2033	96,279	97,202
FNMA (1 Year Treasury Constant Maturity+1.85%)±	6.98	7-1-2038	183,157	186,342
FNMA (1 Year Treasury Constant Maturity+1.88%)±	7.01	8-1-2031	20,016	20,209
FNMA (1 Year Treasury Constant Maturity+1.96%)±	6.96	3-1-2032	9,964	10,036
FNMA (1 Year Treasury Constant Maturity+2.03%)±	6.70	12-1-2032	110,535	112,401
FNMA (1 Year Treasury Constant Maturity+2.07%)±	7.02	12-1-2033	77,606	78,105
FNMA (1 Year Treasury Constant Maturity+2.09%)±	6.85	4-1-2040	34,898	35,818
FNMA (1 Year Treasury Constant Maturity+2.10%)±	6.81	9-1-2036	91,692	93,718
FNMA (1 Year Treasury Constant Maturity+2.10%)±	6.97	7-1-2035	31,306	31,960
FNMA (1 Year Treasury Constant Maturity+2.11%)±	7.05	7-1-2035	62,160	63,506
FNMA (1 Year Treasury Constant Maturity+2.12%)±	7.00	3-1-2031	6,617	6,654
FNMA (1 Year Treasury Constant Maturity+2.15%)±	6.61	5-1-2036	322,888	330,826
FNMA (1 Year Treasury Constant Maturity+2.15%)±	7.28	2-1-2033	23,785	24,138
FNMA (1 Year Treasury Constant Maturity+2.17%)±	6.45	12-1-2039	58,328	58,730
FNMA (1 Year Treasury Constant Maturity+2.17%)±	7.29	9-1-2030	6,667	6,684
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.69	1-1-2036	183,027	183,791
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.74	9-1-2033	61,885	62,338
FNMA (1 Year Treasury Constant Maturity+2.18%)±	7.07	1-1-2036	50,792	51,972
FNMA (1 Year Treasury Constant Maturity+2.18%)±	7.09	9-1-2035	212,449	218,272
FNMA (1 Year Treasury Constant Maturity+2.18%)±	7.14	6-1-2027	13,536	13,560
FNMA (1 Year Treasury Constant Maturity+2.18%)±	7.30	6-1-2035	22,129	22,700
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.44	3-1-2035	87,866	90,242
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.90	12-1-2040	916,297	947,150
FNMA (1 Year Treasury Constant Maturity+2.19%)±	7.32	8-1-2033	174,852	179,476
FNMA (1 Year Treasury Constant Maturity+2.20%)±	7.15	1-1-2033	9,169	9,202
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.73	5-1-2034	160,554	164,242
FNMA (1 Year Treasury Constant Maturity+2.21%)±	7.06	10-1-2034	380,596	392,029
FNMA (1 Year Treasury Constant Maturity+2.21%)±	7.08	5-1-2037	175,545	180,750
FNMA (1 Year Treasury Constant Maturity+2.21%)±	7.30	8-1-2035	167,650	172,849
FNMA (1 Year Treasury Constant Maturity+2.22%)±	5.44	7-1-2029	58,259	58,118
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.47	8-1-2031	58,414	59,215
The accompanying notes are an integral part of these financial statements.
6 | Allspring Adjustable Rate Government Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.90%	12-1-2040	$726,277	$750,823
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.02	9-1-2035	449,733	463,609
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.22	10-1-2034	78,190	80,024
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.22	6-1-2035	113,481	116,996
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.35	7-1-2035	163,469	169,393
FNMA (1 Year Treasury Constant Maturity+2.23%)±	7.04	7-1-2038	923,364	957,748
FNMA (1 Year Treasury Constant Maturity+2.23%)±	7.09	7-1-2037	78,737	81,673
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.81	11-1-2038	1,058,696	1,099,678
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.96	4-1-2038	184,700	190,600
FNMA (1 Year Treasury Constant Maturity+2.24%)±	7.08	7-1-2028	23	23
FNMA (1 Year Treasury Constant Maturity+2.24%)±	7.23	1-1-2037	113,981	116,930
FNMA (1 Year Treasury Constant Maturity+2.25%)±	6.95	10-1-2036	128,044	132,684
FNMA (1 Year Treasury Constant Maturity+2.28%)±	7.05	7-1-2030	27,925	28,065
FNMA (1 Year Treasury Constant Maturity+2.28%)±	7.40	9-1-2026	4,408	4,428
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.78	1-1-2031	17,528	17,669
FNMA (1 Year Treasury Constant Maturity+2.29%)±	7.28	6-1-2037	458,878	475,737
FNMA (1 Year Treasury Constant Maturity+2.29%)±	7.42	12-1-2030	11,068	11,265
FNMA (1 Year Treasury Constant Maturity+2.31%)±	7.04	12-1-2034	54,251	55,608
FNMA (1 Year Treasury Constant Maturity+2.31%)±	7.11	12-1-2030	85,007	85,480
FNMA (1 Year Treasury Constant Maturity+2.32%)±	6.57	4-1-2028	14,253	14,345
FNMA (1 Year Treasury Constant Maturity+2.32%)±	7.21	5-1-2033	69,558	70,289
FNMA (1 Year Treasury Constant Maturity+2.35%)±	7.23	6-1-2027	9,648	9,683
FNMA (1 Year Treasury Constant Maturity+2.35%)±	7.31	9-1-2037	23,676	24,438
FNMA (1 Year Treasury Constant Maturity+2.36%)±	7.04	11-1-2034	79,540	82,580
FNMA (1 Year Treasury Constant Maturity+2.36%)±	7.36	5-1-2034	43,798	45,051
FNMA (1 Year Treasury Constant Maturity+2.37%)±	5.50	9-1-2030	104,193	104,284
FNMA (1 Year Treasury Constant Maturity+2.37%)±	6.87	7-1-2027	4,117	4,131
FNMA (1 Year Treasury Constant Maturity+2.38%)±	7.50	7-1-2027	19,921	20,042
FNMA (1 Year Treasury Constant Maturity+2.40%)±	7.40	9-1-2033	198,092	203,749
FNMA (1 Year Treasury Constant Maturity+2.41%)±	7.21	5-1-2027	12,017	12,069
FNMA (1 Year Treasury Constant Maturity+2.44%)±	7.41	7-1-2037	614,251	634,961
FNMA (1 Year Treasury Constant Maturity+2.46%)±	6.83	5-1-2033	19,105	19,291
FNMA (1 Year Treasury Constant Maturity+2.47%)±	7.59	9-1-2028	15,759	15,917
FNMA (1 Year Treasury Constant Maturity+2.48%)±	7.32	7-1-2028	22,510	22,625
FNMA (1 Year Treasury Constant Maturity+2.49%)±	6.76	5-1-2035	255,672	263,668
FNMA (1 Year Treasury Constant Maturity+2.49%)±	7.49	7-1-2037	66,763	68,484
FNMA (1 Year Treasury Constant Maturity+2.50%)±	5.51	9-1-2030	73,092	73,473
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.75	6-1-2032	52,410	53,673
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.75	4-1-2038	115,566	119,315
FNMA (1 Year Treasury Constant Maturity+2.50%)±	7.00	3-1-2027	3,791	3,797
FNMA (1 Year Treasury Constant Maturity+2.50%)±	7.50	10-1-2029	50,721	51,258
FNMA (1 Year Treasury Constant Maturity+2.60%)±	7.10	10-1-2025	246	246
FNMA (1 Year Treasury Constant Maturity+2.64%)±	6.77	10-1-2028	8,160	8,217
FNMA (1 Year Treasury Constant Maturity+2.64%)±	7.52	3-1-2030	2,026	2,044
FNMA (1 Year Treasury Constant Maturity+2.64%)±	7.67	7-1-2028	16,308	16,463
FNMA (1 Year Treasury Constant Maturity+2.72%)±	7.10	8-1-2035	82,300	84,588
FNMA (1 Year Treasury Constant Maturity+2.72%)±	7.60	5-1-2035	385,634	399,440
FNMA (1 Year Treasury Constant Maturity+2.89%)±	7.39	9-1-2030	7,106	7,188
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 7

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (1 Year Treasury Constant Maturity+3.03%)±	8.03%	1-1-2029	$10,519	$10,722
FNMA (11th District COFI+1.25%)±	4.32	4-1-2034	56,157	55,024
FNMA (11th District COFI+1.26%)±	4.31	1-1-2035	59,348	57,806
FNMA (11th District COFI+1.26%)±	5.03	1-1-2038	1,633	1,614
FNMA (11th District COFI+1.27%)±	4.49	3-1-2033	26,365	26,072
FNMA (11th District COFI+1.28%)±	4.51	9-1-2037	479,557	474,250
FNMA (11th District COFI+1.68%)±	4.72	1-1-2036	63,518	62,383
FNMA (11th District COFI+1.70%)±	4.73	4-1-2030	205	202
FNMA (11th District COFI+1.80%)±	4.84	6-1-2034	20,605	20,239
FNMA (11th District COFI+1.82%)±	5.08	5-1-2028	7,107	7,059
FNMA (11th District COFI+1.83%)±	4.94	10-1-2027	6,409	6,377
FNMA (11th District COFI+1.90%)±	6.45	5-1-2034	11,575	11,765
FNMA (11th District COFI+1.92%)±	5.17	9-1-2030	69,491	68,956
FNMA (11th District COFI+1.93%)±	5.01	12-1-2036	5,441	5,401
FNMA (11th District COFI+1.93%)±	5.04	3-1-2033	84,298	83,517
FNMA (12 Month Treasury Average+1.25%)±	5.99	4-1-2042	346,004	348,054
FNMA (12 Month Treasury Average+1.75%)±	6.48	7-1-2035	112,916	115,436
FNMA (12 Month Treasury Average+1.75%)±	6.48	10-1-2035	242,897	248,363
FNMA (12 Month Treasury Average+1.77%)±	6.49	6-1-2035	147,137	150,038
FNMA (12 Month Treasury Average+1.85%)±	6.61	11-1-2035	194,710	198,955
FNMA (12 Month Treasury Average+1.86%)±	6.65	11-1-2035	22,158	22,700
FNMA (12 Month Treasury Average+1.89%)±	6.67	11-1-2035	9,610	9,817
FNMA (12 Month Treasury Average+1.96%)±	6.72	11-1-2035	192,598	196,579
FNMA (12 Month Treasury Average+2.02%)±	6.76	7-1-2035	85,673	87,887
FNMA (12 Month Treasury Average+2.07%)±	6.84	10-1-2035	78,395	80,325
FNMA (12 Month Treasury Average+2.08%)±	6.83	1-1-2035	185,193	190,015
FNMA (12 Month Treasury Average+2.11%)±	6.91	8-1-2035	39,856	40,853
FNMA (12 Month Treasury Average+2.36%)±	7.10	8-1-2040	215,624	220,002
FNMA (12 Month Treasury Average+2.48%)±	7.24	6-1-2040	274,143	280,337
FNMA (3 Year Treasury Constant Maturity+2.15%)±	4.90	8-1-2031	16,156	16,145
FNMA (5 Year Treasury Constant Maturity+1.90%)±	5.45	9-1-2031	66,485	65,761
FNMA (5 Year Treasury Constant Maturity+2.44%)±	5.23	6-1-2028	5,044	5,066
FNMA (Federal COFI+2.00%)±	5.88	8-1-2029	11,279	11,302
FNMA (Federal COFI+2.50%)±	6.46	2-1-2029	80,030	80,057
FNMA (RFUCCT1M+1.17%)±	5.80	5-1-2029	20,056	20,162
FNMA (RFUCCT1Y+1.52%)±	7.25	9-1-2036	134,386	137,076
FNMA (RFUCCT1Y+1.53%)±	7.21	9-1-2035	196,108	202,141
FNMA (RFUCCT1Y+1.55%)±	6.80	1-1-2040	34,149	34,420
FNMA (RFUCCT1Y+1.56%)±	6.38	2-1-2044	27,202	28,091
FNMA (RFUCCT1Y+1.57%)±	6.20	11-1-2044	53,698	55,132
FNMA (RFUCCT1Y+1.58%)±	7.24	9-1-2044	382,887	395,254
FNMA (RFUCCT1Y+1.59%)±	6.52	2-1-2043	135,523	139,786
FNMA (RFUCCT1Y+1.59%)±	7.00	8-1-2045	168,593	173,949
FNMA (RFUCCT1Y+1.59%)±	7.34	6-1-2044	225,018	232,199
FNMA (RFUCCT1Y+1.60%)±	2.23	8-1-2050	1,857,487	1,701,537
FNMA (RFUCCT1Y+1.60%)±	6.49	3-1-2046	522,755	540,276
FNMA (RFUCCT1Y+1.60%)±	7.35	9-1-2037	310,661	317,441
FNMA (RFUCCT1Y+1.62%)±	2.39	8-1-2050	2,304,490	2,122,249
The accompanying notes are an integral part of these financial statements.
8 | Allspring Adjustable Rate Government Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (RFUCCT1Y+1.62%)±	2.53%	4-1-2050	$933,271	$902,632
FNMA (RFUCCT1Y+1.63%)±	6.65	11-1-2038	70,656	72,075
FNMA (RFUCCT1Y+1.64%)±	7.29	9-1-2042	64,444	66,480
FNMA (RFUCCT1Y+1.66%)±	7.44	6-1-2036	23,592	24,079
FNMA (RFUCCT1Y+1.67%)±	7.44	7-1-2035	167,666	171,805
FNMA (RFUCCT1Y+1.68%)±	6.79	6-1-2041	496,646	512,275
FNMA (RFUCCT1Y+1.70%)±	6.82	4-1-2034	126,553	130,732
FNMA (RFUCCT1Y+1.72%)±	7.09	7-1-2043	618,517	640,885
FNMA (RFUCCT1Y+1.72%)±	7.56	6-1-2035	27,561	28,345
FNMA (RFUCCT1Y+1.73%)±	6.74	2-1-2045	532,334	552,693
FNMA (RFUCCT1Y+1.74%)±	6.91	9-1-2042	76,387	79,114
FNMA (RFUCCT1Y+1.75%)±	6.63	1-1-2035	89,226	91,600
FNMA (RFUCCT1Y+1.75%)±	6.67	4-1-2034	62,316	62,711
FNMA (RFUCCT1Y+1.75%)±	6.78	5-1-2035	148,268	151,276
FNMA (RFUCCT1Y+1.75%)±	7.30	7-1-2035	135,674	139,191
FNMA (RFUCCT1Y+1.77%)±	6.53	4-1-2033	156,483	158,974
FNMA (RFUCCT1Y+1.77%)±	7.14	7-1-2044	945,326	973,011
FNMA (RFUCCT1Y+1.79%)±	7.15	1-1-2042	764,584	788,040
FNMA (RFUCCT1Y+1.83%)±	6.87	1-1-2033	31,711	32,121
FNMA (RFUCCT1Y+1.90%)±	7.53	10-1-2034	192,935	198,203
FNMA (RFUCCT1Y+1.92%)±	7.69	5-1-2038	190,139	196,980
FNMA (RFUCCT1Y+1.93%)±	7.62	9-1-2035	106,793	110,372
FNMA (RFUCCT1Y+1.95%)±	7.70	5-1-2037	89,840	91,597
FNMA (RFUCCT6M+1.16%)±	6.25	8-1-2033	2,209	2,201
FNMA (RFUCCT6M+1.18%)±	6.30	8-1-2033	23,361	23,373
FNMA (RFUCCT6M+1.31%)±	6.38	10-1-2037	252,874	256,310
FNMA (RFUCCT6M+1.38%)±	6.25	12-1-2031	10,621	10,608
FNMA (RFUCCT6M+1.38%)±	7.13	8-1-2031	72,931	73,025
FNMA (RFUCCT6M+1.39%)±	6.14	1-1-2032	32,227	32,201
FNMA (RFUCCT6M+1.42%)±	6.67	12-1-2031	84,185	84,676
FNMA (RFUCCT6M+1.51%)±	6.44	11-1-2034	230,938	230,616
FNMA (RFUCCT6M+1.55%)±	6.36	1-1-2035	252,955	256,390
FNMA (RFUCCT6M+1.55%)±	6.71	3-1-2034	46,402	46,455
FNMA (RFUCCT6M+1.61%)±	6.54	6-1-2037	201,353	203,740
FNMA (RFUCCT6M+1.93%)±	6.55	6-1-2032	42,087	42,155
FNMA (RFUCCT6M+1.96%)±	6.90	1-1-2033	39,219	39,149
FNMA (RFUCCT6M+1.98%)±	7.23	9-1-2033	36,043	35,936
FNMA (RFUCCT6M+2.25%)±	7.20	3-1-2034	313,219	314,873
FNMA (RFUCCT6M+2.31%)±	7.56	4-1-2033	124,275	127,934
FNMA (RFUCCT6M+2.35%)±	7.40	5-1-2033	364,736	368,968
FNMA (RFUCCT6M+2.48%)±	7.36	7-1-2033	21,036	20,981
FNMA (RFUCCT6M+2.52%)±	7.34	4-1-2033	110,777	111,652
FNMA (RFUCCT6M+3.36%)±	8.66	12-1-2032	66,962	66,875
FNMA Series 2001-50 Class BA	7.00	10-25-2041	32,133	32,564
FNMA Series 2001-63 Class FD (30 Day Average U.S. SOFR+0.71%)±	5.05	12-18-2031	21,353	21,379
FNMA Series 2001-81 Class F (30 Day Average U.S. SOFR+0.66%)±	5.02	1-25-2032	13,303	13,276
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	672,923	684,054
FNMA Series 2001-T12 Class A4±±	5.19	8-25-2041	1,186,170	1,197,798
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 9

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2001-T12 Class A2	7.50%	8-25-2041	$53,083	$53,832
FNMA Series 2001-T8 Class A1	7.50	7-25-2041	41,267	41,830
FNMA Series 2001-W1 Class AV1 (30 Day Average U.S. SOFR+0.23%)±	4.59	8-25-2031	13,433	12,880
FNMA Series 2001-W3 Class A±±	7.00	9-25-2041	154,219	154,007
FNMA Series 2002-5 Class FD (30 Day Average U.S. SOFR+1.01%)±	5.37	2-25-2032	13,653	13,702
FNMA Series 2002-59 Class F (30 Day Average U.S. SOFR+0.51%)±	4.87	9-25-2032	13,676	13,657
FNMA Series 2002-66 Class A3±±	4.51	4-25-2042	2,787,368	2,811,262
FNMA Series 2002-T12 Class A5±±	5.24	10-25-2041	691,881	698,748
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	626,350	654,884
FNMA Series 2002-T18 Class A5±±	4.97	5-25-2042	1,340,401	1,346,738
FNMA Series 2002-T19 Class A4±±	5.10	3-25-2042	82,655	81,742
FNMA Series 2002-W1 Class 3A±±	3.69	4-25-2042	318,427	303,561
FNMA Series 2002-W4 Class A6±±	4.92	5-25-2042	564,709	557,587
FNMA Series 2003-63 Class A8±±	4.27	1-25-2043	439,380	443,603
FNMA Series 2003-7 Class A2±±	4.62	5-25-2042	249,282	248,267
FNMA Series 2003-T2 Class A1 (30 Day Average U.S. SOFR+0.39%)±	4.75	3-25-2033	463,175	458,809
FNMA Series 2003-W10 Class 2A±±	3.98	6-25-2043	866,885	850,657
FNMA Series 2003-W18 Class 2A±±	4.90	6-25-2043	942,419	937,944
FNMA Series 2003-W2 Class 1A3	7.50	7-25-2042	147,778	154,229
FNMA Series 2003-W4 Class 5A±±	4.26	10-25-2042	303,627	299,629
FNMA Series 2003-W6 Class 6A±±	4.71	8-25-2042	319,090	313,007
FNMA Series 2003-W8 Class 4A±±	4.85	11-25-2042	429,901	418,370
FNMA Series 2003-W9 Class A (30 Day Average U.S. SOFR+0.23%)±	4.59	6-25-2033	684,811	654,438
FNMA Series 2004-17 Class FT (30 Day Average U.S. SOFR+0.51%)±	4.87	4-25-2034	279,051	277,969
FNMA Series 2004-T1 Class 2A±±	4.10	8-25-2043	571,248	544,314
FNMA Series 2004-T3 Class 2A±±	5.08	8-25-2043	400,965	402,139
FNMA Series 2004-T3 Class 1A3	7.00	2-25-2044	196,000	202,177
FNMA Series 2004-W1 Class 3A±±	5.03	1-25-2043	23,706	22,208
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	87,224	90,771
FNMA Series 2004-W12 Class 2A±±	4.76	6-25-2044	1,124,439	1,092,765
FNMA Series 2004-W15 Class 3A±±	4.85	6-25-2044	1,752,091	1,740,555
FNMA Series 2004-W2 Class 5A	7.50	3-25-2044	21,595	22,351
FNMA Series 2005-25 Class PF (30 Day Average U.S. SOFR+0.46%)±	4.82	4-25-2035	376,762	373,867
FNMA Series 2005-W3 Class 3A±±	4.65	4-25-2045	351,979	344,591
FNMA Series 2006-112 Class LF (30 Day Average U.S. SOFR+0.66%)±	5.02	11-25-2036	779,074	775,069
FNMA Series 2006-16 Class FA (30 Day Average U.S. SOFR+0.41%)±	4.77	3-25-2036	249,744	248,121
FNMA Series 2006-44 Class FY (30 Day Average U.S. SOFR+0.68%)±	5.04	6-25-2036	514,511	514,950
FNMA Series 2006-W1 Class 3A±±	5.14	10-25-2045	953,373	951,950
FNMA Series 2007-109 Class PF (30 Day Average U.S. SOFR+0.76%)±	5.12	12-25-2037	218,040	217,938
FNMA Series 2007-4 Class DF (30 Day Average U.S. SOFR+0.56%)±	4.91	2-25-2037	446,293	442,084
FNMA Series 2007-86 Class FA (30 Day Average U.S. SOFR+0.56%)±	4.92	9-25-2037	675,711	673,833
FNMA Series 2007-95 Class A2 (30 Day Average U.S. SOFR+0.36%)±	4.96	8-27-2036	54,882	55,032
FNMA Series 2008-67 Class FG (30 Day Average U.S. SOFR+1.11%)±	5.47	7-25-2038	412,443	419,090
FNMA Series 2009-106 Class FA (30 Day Average U.S. SOFR+0.86%)±	5.22	1-25-2040	549,550	552,935
FNMA Series 2010-54 Class AF (30 Day Average U.S. SOFR+0.67%)±	5.03	4-25-2037	152,753	152,746
FNMA Series 2011-121 Class PF (30 Day Average U.S. SOFR+0.46%)±	4.82	12-25-2041	161,705	159,658
FNMA Series 2012-122 Class FM (30 Day Average U.S. SOFR+0.51%)±	4.87	11-25-2042	695,725	684,397
The accompanying notes are an integral part of these financial statements.
10 | Allspring Adjustable Rate Government Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2012-47 Class FW (30 Day Average U.S. SOFR+1.81%)±	6.17%	5-25-2027	$19,918	$19,984
FNMA Series 2013-130 Class CF (30 Day Average U.S. SOFR+0.36%)±	4.72	6-25-2043	219,491	217,823
FNMA Series 2014-10 Class CF (30 Day Average U.S. SOFR+0.41%)±	4.95	3-25-2044	463,885	457,481
FNMA Series 2014-49 Class AF (30 Day Average U.S. SOFR+0.43%)±	4.97	8-25-2044	339,281	331,109
FNMA Series 2015-38 Class DF (30 Day Average U.S. SOFR+0.42%)±	4.96	6-25-2055	919,100	908,769
FNMA Series 2015-4 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.00	2-25-2045	556,280	543,225
FNMA Series 2016-11 Class FB (30 Day Average U.S. SOFR+0.66%)±	5.20	3-25-2046	1,338,129	1,331,996
FNMA Series 2016-58 Class FA (30 Day Average U.S. SOFR+0.59%)±	5.13	8-25-2046	296,514	294,140
FNMA Series 2016-62 Class AF (30 Day Average U.S. SOFR+0.56%)±	5.10	9-25-2046	364,089	361,059
FNMA Series 2016-64 Class KF (30 Day Average U.S. SOFR+0.58%)±	5.12	9-25-2046	721,802	707,135
FNMA Series 2016-76 Class CF (30 Day Average U.S. SOFR+0.56%)±	5.10	10-25-2046	442,996	435,419
FNMA Series 2016-82 Class FM (30 Day Average U.S. SOFR+0.51%)±	5.05	11-25-2046	908,433	888,878
FNMA Series 2016-87 Class AF (30 Day Average U.S. SOFR+0.51%)±	5.05	11-25-2046	177,081	175,602
FNMA Series 2017-45 Class FA (30 Day Average U.S. SOFR+0.43%)±	4.97	6-25-2047	2,387,140	2,360,937
FNMA Series 2018-39 Class WF (30 Day Average U.S. SOFR+0.41%)±	4.95	6-25-2048	1,933,775	1,910,770
FNMA Series 2018-47 Class PC	3.50	9-25-2047	100,761	97,621
FNMA Series 2019-25 Class FA (30 Day Average U.S. SOFR+0.56%)±	4.92	6-25-2049	202,337	198,966
FNMA Series 2019-5 Class FE (30 Day Average U.S. SOFR+0.56%)±	4.92	3-25-2049	305,939	301,248
FNMA Series 2019-53 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.05	9-25-2049	941,267	917,899
FNMA Series 2019-M6 Class FA (30 Day Average U.S. SOFR+0.56%)±	4.92	5-25-2031	1,352,982	1,356,607
FNMA Series 2020-10 Class Q	3.00	3-25-2050	2,476,093	2,104,613
FNMA Series 2020-29 Class FA (30 Day Average U.S. SOFR+0.76%)±	5.30	5-25-2050	565,945	566,488
GNMA	6.50	8-20-2034	98,303	97,272
GNMA (1 Year Treasury Constant Maturity+1.40%)±	5.75	6-20-2058	2,800	2,826
GNMA (1 Year Treasury Constant Maturity+1.50%)±	4.63	1-20-2034	564,675	572,532
GNMA (1 Year Treasury Constant Maturity+2.00%)±	5.38	4-20-2041	19,987	20,365
GNMA (1 Year Treasury Constant Maturity+2.00%)±	7.00	1-20-2041	15,665	16,059
GNMA (RFUCCT1M+0.61%)±	5.25	5-20-2058	28,485	28,451
GNMA Series 2004-80 Class FA (U.S. SOFR 1 Month+0.51%)±	4.83	10-20-2034	267,842	267,495
GNMA Series 2008-65 Class FG (U.S. SOFR 1 Month+0.86%)±	5.18	8-20-2038	490,126	491,048
GNMA Series 2008-68 Class FA (U.S. SOFR 1 Month+1.06%)±	5.38	8-20-2038	609,294	613,782
GNMA Series 2009-12 Class FA (U.S. SOFR 1 Month+1.06%)±	5.38	3-20-2039	767,441	770,560
GNMA Series 2009-15 Class FL (U.S. SOFR 1 Month+1.06%)±	5.38	3-20-2039	767,441	768,647
GNMA Series 2009-29 Class FL (U.S. SOFR 1 Month+0.76%)±	5.08	5-16-2039	876,028	879,273
GNMA Series 2009-36 Class FE (U.S. SOFR 1 Month+0.91%)±	5.23	9-20-2038	801,542	804,609
GNMA Series 2009-50 Class FW (U.S. SOFR 1 Month+1.11%)±	5.43	7-20-2039	579,690	585,792
GNMA Series 2009-52 Class FD (U.S. SOFR 1 Month+1.06%)±	5.38	7-16-2039	295,246	297,049
GNMA Series 2010-25 Class FH (U.S. SOFR 1 Month+0.83%)±	5.15	2-16-2040	417,454	418,195
GNMA Series 2010-79 Class YF (U.S. SOFR 1 Month+0.46%)±	4.78	5-20-2035	1,142,516	1,137,357
GNMA Series 2011-117 Class FJ (U.S. SOFR 1 Month+0.98%)±	5.30	8-20-2041	762,763	771,864
GNMA Series 2011-H12 Class FA (U.S. SOFR 1 Month+0.60%)±	4.93	2-20-2061	107,613	107,480
GNMA Series 2011-H17 Class FA (U.S. SOFR 1 Month+0.64%)±	4.97	6-20-2061	100,247	100,215
GNMA Series 2012-124 Class GF (U.S. SOFR 1 Month+0.36%)±	4.68	10-20-2042	943,597	930,418
GNMA Series 2014-44 Class IAƒ	3.50	5-20-2028	486,313	11,134
GNMA Series 2014-H16 Class FL (U.S. SOFR 1 Month+0.58%)±	5.11	7-20-2064	386,345	385,943
GNMA Series 2014-H22 Class FC (U.S. SOFR 1 Month+0.59%)±	4.92	11-20-2064	832,538	831,963
GNMA Series 2015-H23 Class TA (U.S. SOFR 1 Month+0.58%)±	4.91	9-20-2065	859,321	858,512
GNMA Series 2016-H24 Class FD (U.S. SOFR 12 Month+1.02%)±	4.83	11-20-2066	214,360	214,246
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 11

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA Series 2017-H11 Class FE (U.S. SOFR 12 Month+0.90%)±	5.92%	5-20-2067	$1,871,196	$1,873,769
GNMA Series 2018-120 Class FL (U.S. SOFR 1 Month+0.41%)±	4.73	9-20-2048	204,006	199,598
GNMA Series 2018-49 Class FM (U.S. SOFR 1 Month+0.36%)±	4.68	4-20-2048	939,434	917,770
GNMA Series 2018-H07 Class FD (U.S. SOFR 1 Month+0.41%)±	4.74	5-20-2068	121,617	121,797
GNMA Series 2018-H13 Class FC (U.S. SOFR 1 Month+0.41%)±	4.74	7-20-2068	131,009	130,486
GNMA Series 2019-103 Class FG (U.S. SOFR 1 Month+0.56%)±	4.88	4-20-2049	814,711	802,134
GNMA Series 2019-129 Class WF (U.S. SOFR 1 Month+0.51%)±	4.82	2-20-2046	929,903	914,316
GNMA Series 2019-H06 Class FD (U.S. SOFR 1 Month+0.83%)±	5.16	1-20-2069	519,976	520,740
GNMA Series 2019-H09 Class FE (U.S. SOFR 1 Month+0.61%)±	4.94	4-20-2069	675,469	673,661
GNMA Series 2019-H10 Class FB (U.S. SOFR 1 Month+0.71%)±	5.04	6-20-2069	2,712,498	2,689,774
GNMA Series 2019-H15 Class FE (U.S. SOFR 1 Month+0.74%)±	5.07	9-20-2069	1,774,239	1,771,273
GNMA Series 2020-H12 Class F (U.S. SOFR 1 Month+0.61%)±	4.94	7-20-2070	729,102	721,142
GNMA Series 2020-H19 Class FB (U.S. SOFR 1 Month+0.56%)±	4.89	11-20-2070	2,338,098	2,292,365
GNMA Series 2021-H01 Class FC (U.S. SOFR 1 Month+0.51%)±	4.84	11-20-2070	1,244,762	1,226,615
GNMA Series 2021-H14 Class FA (30 Day Average U.S. SOFR+0.30%)±	4.65	4-20-2070	3,330,587	3,255,341
Total agency securities (Cost $156,797,574)				154,349,415
Asset-backed securities: 1.09%
Brazos Education Funding LLC Series 2015-1 Class A (30 Day Average U.S. SOFR+1.11%)144A±	5.47	10-25-2056	455,570	455,988
ECMC Group Student Loan Trust Series 2018-2A Class A (30 Day Average U.S. SOFR+0.91%)144A±	5.27	9-25-2068	102,485	101,548
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	658,088	609,857
Navient Student Loan Trust Series 2021-1A Class A1B (30 Day Average U.S. SOFR+0.71%)144A±	5.07	12-26-2069	554,454	548,963
Nelnet Student Loan Trust Series 2019-4A Class A (U.S. SOFR 1 Month+0.98%)144A±	5.30	9-26-2067	359,795	359,322
Total asset-backed securities (Cost $2,127,491)				2,075,678
Corporate bonds and notes: 0.64%
Energy: 0.64%
Oil & gas services: 0.64%
Cal Dive I-Title XI, Inc.	4.93	2-1-2027	1,215,467	1,218,445
Total corporate bonds and notes (Cost $1,234,008)				1,218,445
Non-agency mortgage-backed securities: 1.17%
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	330,230	312,387
GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ4 Class A2144A±±	3.00	1-25-2051	550,992	476,467
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	170,378	159,719
New Residential Mortgage Loan Trust Series 2018-4A Class A1M (U.S. SOFR 1 Month+1.01%)144A±	5.33	1-25-2048	631,472	617,473
New Residential Mortgage Loan Trust Series 2020-RPL1 Class A1144A±±	2.75	11-25-2059	142,518	135,954
The accompanying notes are an integral part of these financial statements.
12 | Allspring Adjustable Rate Government Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Starwood Mortgage Residential Trust Series 2021-2 Class A1144A±±	0.94%	5-25-2065	$483,596	$449,419
Towd Point Mortgage Trust Series 2017-5 Class A1 (U.S. SOFR 1 Month+0.71%)144A±	5.03	2-25-2057	60,519	64,106
Total non-agency mortgage-backed securities (Cost $2,379,761)				2,215,525
U.S. Treasury securities: 5.41%
U.S. Treasury Notes	3.50	9-30-2026	6,000,000	5,951,484
U.S. Treasury Notes	4.13	10-31-2026	4,325,000	4,331,758
Total U.S. Treasury securities (Cost $10,260,859)				10,283,242
Yankee government bonds: 0.69%
Israel: 0.69%
Israel¤	0.00	5-15-2025	1,329,000	1,316,884
Total yankee government bonds (Cost $1,316,443)				1,316,884

	Yield	Shares
Short-term investments: 8.74%
Investment companies: 3.49%
Allspring Government Money Market Fund Select Class♠∞	4.29	6,637,254	6,637,254

				Principal
U.S. Treasury securities: 5.25%
U.S. Treasury Bills☼		3.10	3-11-2025	$5,000,000	4,995,245
U.S. Treasury Bills☼		3.79	3-27-2025	5,000,000	4,985,933
					9,981,178
Total short-term investments (Cost $16,618,341)					16,618,432
Total investments in securities (Cost $190,734,477)	98.95%				188,077,621
Other assets and liabilities, net	1.05				1,997,899
Total net assets	100.00%				$190,075,520

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 13

Portfolio of investments—February 28, 2025 (unaudited)

Abbreviations:
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
RFUCCT1M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-month
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,514,250	$61,234,312	$(57,111,308)	$0	$0	$6,637,254	6,637,254	$114,014
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	50	6-30-2025	$10,324,700	$10,348,437	$23,737	$0
Short
10-Year U.S. Treasury Notes	(60)	6-18-2025	(6,631,714)	(6,665,625)	0	(33,911)
Ultra 10-Year U.S. Treasury Notes	(64)	6-18-2025	(7,273,483)	(7,312,000)	0	(38,517)
					$23,737	$(72,428)
The accompanying notes are an integral part of these financial statements.
14 | Allspring Adjustable Rate Government Fund

Statement of assets and liabilities—February 28, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $184,097,223)	$181,440,367
Investments in affiliated securities, at value (cost $6,637,254)	6,637,254
Cash	12,665
Cash at broker segregated for futures contracts	1,366,000
Receivable for interest	844,784
Principal paydown receivable	396,745
Receivable for Fund shares sold	267,642
Receivable for daily variation margin on open futures contracts	16,407
Prepaid expenses and other assets	24,486
Total assets	191,006,350
Liabilities
Payable for Fund shares redeemed	623,130
Dividends payable	94,938
Payable for daily variation margin on open futures contracts	59,188
Professional fees payable	49,286
Management fee payable	38,066
Administration fees payable	16,152
Shareholder servicing fees payable	13,127
Trustees’ fees and expenses payable	6,932
Distribution fee payable	589
Accrued expenses and other liabilities	29,422
Total liabilities	930,830
Total net assets	$190,075,520
Net assets consist of
Paid-in capital	$194,113,849
Total distributable loss	(4,038,329)
Total net assets	$190,075,520
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 15

Statement of assets and liabilities—February 28, 2025 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$62,281,084
Shares outstanding–Class A1	7,016,742
Net asset value per share–Class A	$8.88
Maximum offering price per share – Class A2	$9.06
Net assets–Class C	$895,641
Shares outstanding–Class C1	101,102
Net asset value per share–Class C	$8.86
Net assets–Administrator Class	$750,953
Shares outstanding–Administrator Class[1]	84,572
Net asset value per share–Administrator Class	$8.88
Net assets–Institutional Class	$126,147,842
Shares outstanding–Institutional Class[1]	14,209,588
Net asset value per share–Institutional Class	$8.88
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Adjustable Rate Government Fund

Statement of operations—six months ended February 28, 2025 (unaudited)
Statement of operations
Investment income
Interest	$4,692,264
Income from affiliated securities	114,014
Total investment income	4,806,278
Expenses
Management fee	321,926
Administration fees
Class A	46,382
Class C	968
Administrator Class	335
Institutional Class	48,062
Shareholder servicing fees
Class A	77,014
Class C	1,598
Administrator Class	824
Distribution fee
Class C	4,794
Custody and accounting fees	13,222
Professional fees	43,184
Registration fees	28,171
Shareholder report expenses	15,995
Trustees’ fees and expenses	7,494
Other fees and expenses	32,137
Total expenses	642,106
Less: Fee waivers and/or expense reimbursements
Fund-level	(107,946)
Class A	(11,841)
Class C	(215)
Administrator Class	(418)
Net expenses	521,686
Net investment income	4,284,592
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(8,441)
Futures contracts	757,058
Net realized gains on investments	748,617
Net change in unrealized gains (losses) on
Unaffiliated securities	714,766
Futures contracts	(165,141)
Net change in unrealized gains (losses) on investments	549,625
Net realized and unrealized gains (losses) on investments	1,298,242
Net increase in net assets resulting from operations	$5,582,834
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 17

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 28, 2025 (unaudited)		Year ended August 31, 2024
Operations
Net investment income		$4,284,592		$10,333,454
Net realized gains (losses) on investments		748,617		(1,559,414)
Net change in unrealized gains (losses) on investments		549,625		7,619,702
Net increase in net assets resulting from operations		5,582,834		16,393,742
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,381,012)		(3,229,076)
Class C		(23,987)		(80,310)
Administrator Class		(15,427)		(154,055)
Institutional Class		(2,841,344)		(9,564,600)
Total distributions to shareholders		(4,261,770)		(13,028,041)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	274,509	2,431,678	403,347	3,530,348
Class C	1,035	9,142	16,330	142,605
Administrator Class	11,755	104,254	37,096	325,486
Institutional Class	4,994,192	44,182,728	3,483,271	30,436,397
		46,727,802		34,434,836
Reinvestment of distributions
Class A	134,163	1,188,399	320,380	2,799,128
Class C	2,663	23,539	9,035	78,681
Administrator Class	1,561	13,826	17,283	150,646
Institutional Class	300,071	2,658,687	1,040,863	9,089,046
		3,884,451		12,117,501
Payment for shares redeemed
Class A	(564,865)	(5,000,001)	(1,457,518)	(12,733,848)
Class C	(60,620)	(536,347)	(149,154)	(1,296,846)
Administrator Class	(11,804)	(104,285)	(482,387)	(4,221,876)
Institutional Class	(2,505,627)	(22,188,077)	(17,145,120)	(150,318,201)
		(27,828,710)		(168,570,771)
Net increase (decrease) in net assets resulting from capital share transactions		22,783,543		(122,018,434)
Total increase (decrease) in net assets		24,104,607		(118,652,733)
Net assets
Beginning of period		165,970,913		284,623,646
End of period		$190,075,520		$165,970,913
The accompanying notes are an integral part of these financial statements.
18 | Allspring Adjustable Rate Government Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.81	$8.69	$8.82	$8.96	$8.92	$8.98
Net investment income	0.20 [1]	0.35 [1]	0.23 [1]	0.02	0.04	0.17
Net realized and unrealized gains (losses) on investments	0.06	0.21	0.02	(0.09)	0.05	(0.06)
Total from investment operations	0.26	0.56	0.25	(0.07)	0.09	0.11
Distributions to shareholders from
Net investment income	(0.19)	(0.35)	(0.24)	(0.03)	(0.05)	(0.17)
Net realized gains	0.00	(0.09)	(0.14)	(0.04)	0.00	(0.00)[2]
Total distributions to shareholders	(0.19)	(0.44)	(0.38)	(0.07)	(0.05)	(0.17)
Net asset value, end of period	$8.88	$8.81	$8.69	$8.82	$8.96	$8.92
Total return[3]	3.02%	6.56%	2.95%	(0.81)%	0.99%	1.25%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.90%	0.87%	0.82%	0.82%	0.88%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	4.44%	3.98%	2.68%	0.30%	0.49%	1.92%
Supplemental data
Portfolio turnover rate	0%	2%	12%	36%	53%	9%
Net assets, end of period (000s omitted)	$62,281	$63,198	$68,736	$82,283	$97,274	$111,538

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.79	$8.68	$8.81	$8.95	$8.91	$8.97
Net investment income (loss)	0.16 [1]	0.28 [1]	0.16 [1]	0.00 [1,2]	(0.00)[1,3]	0.10 [1]
Net realized and unrealized gains (losses) on investments	0.07	0.21	0.02	(0.10)	0.04	(0.06)
Total from investment operations	0.23	0.49	0.18	(0.10)	0.04	0.04
Distributions to shareholders from
Net investment income	(0.16)	(0.29)	(0.17)	(0.00)[2]	(0.00)[2]	(0.10)
Net realized gains	0.00	(0.09)	(0.14)	(0.04)	0.00	(0.00)[2]
Total distributions to shareholders	(0.16)	(0.38)	(0.31)	(0.04)	(0.00)[2]	(0.10)
Net asset value, end of period	$8.86	$8.79	$8.68	$8.81	$8.95	$8.91
Total return[4]	2.64%	5.64%	2.19%	(1.08)%	0.48%	0.50%
Ratios to average net assets (annualized)
Gross expenses	1.63%	1.64%	1.61%	1.57%	1.57%	1.63%
Net expenses	1.49%	1.49%	1.49%	1.02%*	1.27%*	1.49%
Net investment income (loss)	3.71%	3.19%	1.90%	0.04%	(0.02)%	1.17%
Supplemental data
Portfolio turnover rate	0%	2%	12%	36%	53%	9%
Net assets, end of period (000s omitted)	$896	$1,390	$2,445	$3,104	$3,304	$4,702

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended August 31, 2022	0.47%
Year ended August 31, 2021	0.22%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
20 | Allspring Adjustable Rate Government Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.81	$8.70	$8.83	$8.97	$8.92	$8.98
Net investment income	0.20 [1]	0.35 [1]	0.24 [1]	0.04 [1]	0.06 [1]	0.18 [1]
Net realized and unrealized gains (losses) on investments	0.07	0.21	0.02	(0.10)	0.05	(0.06)
Total from investment operations	0.27	0.56	0.26	(0.06)	0.11	0.12
Distributions to shareholders from
Net investment income	(0.20)	(0.36)	(0.25)	(0.04)	(0.06)	(0.18)
Net realized gains	0.00	(0.09)	(0.14)	(0.04)	0.00	(0.00)[2]
Total distributions to shareholders	(0.20)	(0.45)	(0.39)	(0.08)	(0.06)	(0.18)
Net asset value, end of period	$8.88	$8.81	$8.70	$8.83	$8.97	$8.92
Total return[3]	3.09%	6.58%	3.10%	(0.67)%	1.24%	1.40%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.83%	0.80%	0.76%	0.76%	0.81%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	4.59%	4.01%	2.76%	0.43%	0.64%	1.98%
Supplemental data
Portfolio turnover rate	0%	2%	12%	36%	53%	9%
Net assets, end of period (000s omitted)	$751	$732	$4,444	$6,367	$8,299	$8,076

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.81	$8.69	$8.82	$8.96	$8.92	$8.98
Net investment income	0.21 [1]	0.37 [1]	0.25 [1]	0.05 [1]	0.07 [1]	0.19 [1]
Net realized and unrealized gains (losses) on investments	0.07	0.22	0.02	(0.10)	0.04	(0.06)
Total from investment operations	0.28	0.59	0.27	(0.05)	0.11	0.13
Distributions to shareholders from
Net investment income	(0.21)	(0.38)	(0.26)	(0.05)	(0.07)	(0.19)
Net realized gains	0.00	(0.09)	(0.14)	(0.04)	0.00	(0.00)[2]
Total distributions to shareholders	(0.21)	(0.47)	(0.40)	(0.09)	(0.07)	(0.19)
Net asset value, end of period	$8.88	$8.81	$8.69	$8.82	$8.96	$8.92
Total return[3]	3.16%	6.85%	3.24%	(0.53)%	1.27%	1.54%
Ratios to average net assets (annualized)
Gross expenses	0.57%	0.57%	0.53%	0.49%	0.49%	0.54%
Net expenses	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Net investment income	4.70%	4.23%	2.88%	0.59%	0.74%	2.12%
Supplemental data
Portfolio turnover rate	0%	2%	12%	36%	53%	9%
Net assets, end of period (000s omitted)	$126,148	$100,651	$208,999	$353,549	$444,150	$288,045

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
22 | Allspring Adjustable Rate Government Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Adjustable Rate Government Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Allspring Adjustable Rate Government Fund | 23

Notes to financial statements (unaudited)
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2025, the aggregate cost of all investments for federal income tax purposes was $190,963,853 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,029,173
Gross unrealized losses	(3,964,096)
Net unrealized losses	$(2,934,923)
As of August 31, 2024, the Fund had capital loss carryforwards which consisted of $37,510 in short-term capital losses and $1,737,877 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
24 | Allspring Adjustable Rate Government Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$154,349,415	$0	$154,349,415
Asset-backed securities	0	2,075,678	0	2,075,678
Corporate bonds and notes	0	1,218,445	0	1,218,445
Non-agency mortgage-backed securities	0	2,215,525	0	2,215,525
U.S. Treasury securities	10,283,242	0	0	10,283,242
Yankee government bonds	0	1,316,884	0	1,316,884
Short-term investments
Investment companies	6,637,254	0	0	6,637,254
U.S. Treasury securities	9,981,178	0	0	9,981,178
	26,901,674	161,175,947	0	188,077,621
Futures contracts	23,737	0	0	23,737
Total assets	$26,925,411	$161,175,947	$0	$188,101,358
Liabilities
Futures contracts	$72,428	$0	$0	$72,428
Total liabilities	$72,428	$0	$0	$72,428
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At February 28, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the six months ended February 28, 2025, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Adjustable Rate Government Fund | 25

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of February 28, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.74%
Class C	1.49
Administrator Class	0.60
Institutional Class	0.46
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2025, Allspring Funds Distributor received $92 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended February 28, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2025 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$22,620,162	$0	$61,909	$5,865
6.
DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2025, the Fund entered into futures contracts for duration and curve management. The Fund had an average notional amount of $5,877,662 in long futures contracts and $19,548,244 in short futures contracts during the six months ended February 28, 2025.
26 | Allspring Adjustable Rate Government Fund

Notes to financial statements (unaudited)
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Exchange-Traded Funds Trust, Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended February 28, 2025, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Adjustable Rate Government Fund | 27

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

30 | Allspring Adjustable Rate Government Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Adjustable Rate Government Fund | 31

This page is intentionally left blank.

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0356 02-25

Allspring Government Securities Fund
Long Form Financial Statements
Semi-Annual Report
February 28, 2025

Allspring Government Securities Fund | 1

Portfolio of investments—February 28, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 74.02%
FHLMC¤	0.00%	7-15-2032	$9,900,000	$7,169,736
FHLMC	2.50	9-1-2050	1,055,877	884,748
FHLMC	2.50	6-1-2051	11,711,142	9,809,020
FHLMC	2.50	11-1-2051	7,976,091	6,742,488
FHLMC	2.50	12-1-2051	1,816,998	1,525,682
FHLMC	3.00	6-1-2050	400,674	355,135
FHLMC	3.00	7-1-2050	1,139,579	1,009,940
FHLMC	3.00	8-1-2050	526,862	466,944
FHLMC	3.50	8-1-2045	1,055,904	981,499
FHLMC	3.50	11-1-2045	1,869,803	1,735,726
FHLMC	3.50	12-1-2045	1,677,831	1,555,993
FHLMC	4.00	6-1-2037	3,546,289	3,456,634
FHLMC	4.00	11-1-2042	4,336,895	4,164,631
FHLMC	4.00	6-1-2044	987,186	944,670
FHLMC	4.00	5-1-2049	600,193	570,877
FHLMC	4.00	9-1-2049	218,858	207,738
FHLMC	4.50	3-1-2042	82,538	82,095
FHLMC	4.50	9-1-2044	1,212,662	1,197,763
FHLMC	4.50	9-1-2049	2,954,661	2,883,742
FHLMC	5.00	6-1-2026	4,931	4,963
FHLMC	5.00	8-1-2040	304,782	309,050
FHLMC	5.00	7-1-2052	2,095,352	2,069,855
FHLMC	5.00	9-1-2052	2,210,164	2,177,512
FHLMC	5.50	7-1-2035	958,539	970,512
FHLMC	5.50	12-1-2038	551,937	564,954
FHLMC	5.50	3-1-2053	1,298,935	1,308,585
FHLMC	6.00	10-1-2032	7,595	7,873
FHLMC	6.00	1-1-2053	2,387,480	2,443,330
FHLMC	6.50	9-1-2028	2,906	2,997
FHLMC	7.00	12-1-2026	53	56
FHLMC	7.00	4-1-2029	330	346
FHLMC	7.00	5-1-2029	1,701	1,785
FHLMC	7.00	4-1-2032	26,472	27,775
FHLMC	7.50	11-1-2031	38,489	38,767
FHLMC	7.50	4-1-2032	59,364	61,204
FHLMC	8.00	8-1-2026	954	968
FHLMC	8.00	11-1-2026	1,168	1,183
FHLMC	8.00	11-1-2028	189	190
FHLMC	8.50	12-1-2025	100	100
FHLMC	8.50	5-1-2026	24	24
FHLMC	8.50	8-1-2026	551	552
FHLMC Multifamily Structured Pass-Through Certificates Series K075 Class A2±±	3.65	2-25-2028	4,420,000	4,339,449
FHLMC Multifamily Structured Pass-Through Certificates Series K153 Class A3±±	3.12	10-25-2031	160,000	147,207
FHLMC Multifamily Structured Pass-Through Certificates Series KF80 Class AS (30 Day Average U.S. SOFR+0.51%)±	4.83	6-25-2030	433,919	433,336
The accompanying notes are an integral part of these financial statements.
2 | Allspring Government Securities Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Multifamily Structured Pass-Through Certificates Series KIR2 Class A1	2.75%	3-25-2027	$1,744,628	$1,711,836
FHLMC Multifamily Structured Pass-Through Certificates Series KW03 Class A1	2.62	12-25-2026	437,106	430,358
FHLMC Structured Pass-Through Certificates Series T-35 Class A (30 Day Average U.S. SOFR+0.39%)±	4.75	9-25-2031	179,929	178,753
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	424,621	483,830
FHLMC Structured Pass-Through Certificates Series T-55 Class 2A1±±	3.30	3-25-2043	177,899	166,304
FHLMC Structured Pass-Through Certificates Series T-56 Class A4	6.00	5-25-2043	2,470,663	2,401,943
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.90	7-25-2043	1,042,425	1,007,679
FHLMC Structured Pass-Through Certificates Series T-57 Class 1A1	6.50	7-25-2043	538,712	555,000
FHLMC Structured Pass-Through Certificates Series T-62 Class 1A1 (12 Month Treasury Average+1.20%)±	5.89	10-25-2044	373,095	340,543
FHLMC Structured Pass-Through Certificates Series T-67 Class 2A1C±±	4.09	3-25-2036	621,502	580,565
FHLMC Structured Pass-Through Certificates Series T-67 Class 1A1C±±	4.13	3-25-2036	400,439	381,632
FHLMC Whole Loan Securities Trust Series 2015-SC01 Class 1A	3.50	5-25-2045	261,321	235,963
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.25	6-1-2032	2,147	2,184
FHLMC (11th District COFI+1.25%)±	4.58	7-1-2032	97,371	95,369
FHLMC (30 Day Average U.S. SOFR+0.26%)±	4.58	7-1-2031	3,013,000	2,981,845
FHLMC (RFUCCT1Y+1.66%)±	6.96	6-1-2043	581,212	601,186
FHLMC (RFUCCT1Y+1.67%)±	7.10	7-1-2038	371,935	381,418
FHLMC (RFUCCT1Y+1.91%)±	7.41	9-1-2031	1,813	1,851
FHLMC (RFUCCT1Y+1.91%)±	7.66	9-1-2031	23,348	23,528
FHLMC Series 2733 Class FB (30 Day Average U.S. SOFR+0.71%)±	5.05	10-15-2033	132,882	133,133
FHLMC Series 3070 Class FT (30 Day Average U.S. SOFR+0.46%)±	4.80	11-15-2035	221,094	220,365
FHLMC Series 3830 Class FD (30 Day Average U.S. SOFR+0.47%)±	4.81	3-15-2041	93,501	93,097
FHLMC Series 4057 Class FN (30 Day Average U.S. SOFR+0.46%)±	4.80	12-15-2041	88,184	87,692
FHLMC Series 4159 Class AF (30 Day Average U.S. SOFR+1.29%)±	5.63	12-15-2036	84,103	85,968
FHLMC Series 4218 Class DF (30 Day Average U.S. SOFR+0.36%)±	4.70	7-15-2042	142,916	140,817
FHLMC Series 4409 Class MA	3.00	1-15-2054	6,904	6,803
FHLMC Series 4620 Class AF (30 Day Average U.S. SOFR+0.55%)±	5.09	11-15-2042	1,126,613	1,123,597
FHLMC Series 5198 Class FB (30 Day Average U.S. SOFR+0.25%)±	4.79	6-15-2049	1,132,782	1,102,305
FNMA	1.38	7-1-2030	3,773,918	3,273,121
FNMA	1.65	6-1-2030	1,323,639	1,163,801
FNMA	1.65	7-1-2030	2,315,164	2,016,496
FNMA	1.66	7-1-2032	3,860,231	3,242,602
FNMA	1.97	5-1-2030	4,172,739	3,733,067
FNMA	2.00	2-1-2052	37,245,592	30,046,165
FNMA	2.32	1-1-2026	3,816,715	3,739,853
FNMA	2.35	2-1-2032	2,173,886	1,921,413
FNMA	2.50	9-1-2050	325,887	274,957
FNMA	2.50	12-1-2050	1,139,848	953,683
FNMA	2.50	7-1-2051	1,669,552	1,396,310
FNMA	2.50	10-1-2051	5,476,419	4,580,082
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 3

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	2.50%	1-1-2052	$2,699,427	$2,257,570
FNMA	2.51	9-1-2031	4,879,408	4,381,277
FNMA	2.65	2-1-2032	4,877,141	4,371,228
FNMA	2.75	9-1-2031	861,102	781,283
FNMA	2.86	7-1-2029	940,893	885,312
FNMA	3.00	5-1-2027	93,005	91,607
FNMA	3.00	6-1-2034	1,535,480	1,470,347
FNMA	3.00	4-1-2045	26,436	23,658
FNMA	3.00	11-1-2045	2,307,761	2,059,571
FNMA	3.00	12-1-2045	5,327,783	4,756,205
FNMA	3.00	12-1-2046	206,760	183,129
FNMA	3.00	8-1-2050	27,706	24,439
FNMA	3.48	3-1-2029	840,454	814,551
FNMA	3.50	4-1-2034	1,062,360	1,044,469
FNMA	3.50	2-1-2043	14,250	13,360
FNMA	3.50	2-1-2045	329,127	308,551
FNMA	3.50	4-1-2045	1,338,663	1,246,661
FNMA	3.50	8-1-2045	117,662	109,319
FNMA	3.50	12-1-2045	478,071	444,770
FNMA	3.50	2-1-2046	501,927	464,323
FNMA	3.86	3-1-2029	764,663	751,397
FNMA	4.00	8-1-2037	1,576,405	1,538,413
FNMA	4.00	4-1-2046	3,786,529	3,608,294
FNMA	4.00	3-1-2047	939,368	895,129
FNMA	4.00	9-1-2048	65,015	61,954
FNMA	4.38	7-1-2032	1,031,000	1,015,898
FNMA	4.50	1-1-2026	1,215	1,210
FNMA	4.50	10-1-2046	81,703	80,314
FNMA	4.50	9-1-2049	619,863	605,746
FNMA	4.50	11-1-2052	2,369,034	2,287,634
FNMA	4.94	10-1-2032	1,577,160	1,599,734
FNMA	4.99	7-1-2029	2,770,000	2,836,222
FNMA	5.00	3-1-2034	128,704	128,711
FNMA	5.00	8-1-2040	1,880,644	1,892,720
FNMA	5.00	10-1-2040	154,718	156,692
FNMA	5.00	1-1-2042	142,871	144,692
FNMA	5.00	12-1-2048	189,434	188,844
FNMA	5.05	11-1-2030	1,595,988	1,627,087
FNMA	5.16	10-1-2031	2,760,000	2,856,836
FNMA	5.50	9-1-2033	734,897	746,349
FNMA	5.50	8-1-2035	218,739	225,144
FNMA	5.50	1-1-2037	172,476	177,526
FNMA	5.50	4-1-2040	443,611	456,587
FNMA	5.50	2-1-2053	4,720,291	4,746,792
FNMA	6.00	1-1-2028	120,010	121,948
FNMA	6.00	2-1-2035	277,235	281,163
FNMA	6.00	11-1-2037	122,291	127,703
FNMA	6.00	7-1-2038	52,065	54,533
The accompanying notes are an integral part of these financial statements.
4 | Allspring Government Securities Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	6.50%	3-1-2028	$3,244	$3,263
FNMA	6.50	12-1-2029	35,731	36,812
FNMA	6.50	11-1-2031	6,881	7,089
FNMA	6.50	7-1-2036	138,252	144,440
FNMA	7.00	11-1-2026	220	231
FNMA	7.00	1-1-2032	945	991
FNMA	7.00	2-1-2032	18,647	19,545
FNMA	7.00	10-1-2032	54,743	57,378
FNMA	7.00	2-1-2034	1,102	1,155
FNMA	7.00	4-1-2034	25,765	27,005
FNMA	7.50	9-1-2031	19,072	19,630
FNMA	7.50	2-1-2032	9,939	10,234
FNMA	7.50	10-1-2037	242,045	254,249
FNMA	8.00	6-1-2028	24	24
FNMA	8.00	2-1-2030	7,161	7,178
FNMA	8.00	7-1-2031	76,643	77,857
FNMA	8.50	11-1-2026	6,373	6,390
FNMA	8.50	12-1-2026	15,061	15,242
FNMA	8.50	3-1-2027	89	89
FNMA	9.00	3-1-2025	32	32
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.90	12-1-2040	35,374	36,565
FNMA (1 Year Treasury Constant Maturity+2.20%)±	6.67	12-1-2034	122,416	125,821
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.72	11-1-2031	34,730	35,328
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.02	9-1-2035	72,336	74,568
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.22	6-1-2032	51,925	53,102
FNMA (1 Year Treasury Constant Maturity+2.24%)±	7.36	9-1-2031	12,263	12,538
FNMA (1 Year Treasury Constant Maturity+2.25%)±	7.11	12-1-2040	11,377	11,593
FNMA (1 Year Treasury Constant Maturity+2.42%)±	7.32	10-1-2027	3,931	3,926
FNMA (11th District COFI+1.25%)±	4.45	9-1-2027	23,954	23,680
FNMA (11th District COFI+1.26%)±	4.58	5-1-2036	91,938	90,228
FNMA (11th District COFI+1.28%)±	4.42	5-1-2036	163,287	160,262
FNMA (RFUCCT1Y+1.61%)±	7.31	5-1-2046	513,908	530,031
FNMA (RFUCCT1Y+1.62%)±	2.39	8-1-2050	1,260,469	1,160,789
FNMA (RFUCCT1Y+1.73%)±	7.36	9-1-2036	101,305	103,864
FNMA (RFUCCT1Y+1.77%)±	7.14	7-1-2044	49,328	50,773
FNMA (RFUCCT1Y+1.81%)±	7.59	8-1-2036	338,755	349,716
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	279,795	279,337
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	281,906	293,170
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	76,488	79,747
FNMA Series 2002-5 Class F (30 Day Average U.S. SOFR+0.46%)±	4.82	2-25-2032	1,580	1,579
FNMA Series 2002-T1 Class A3	7.50	11-25-2031	98,012	102,082
FNMA Series 2002-T12 Class A5±±	5.24	10-25-2041	390,195	394,067
FNMA Series 2002-T16 Class A1	6.50	7-25-2042	703,887	734,682
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	1,766,475	1,842,955
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	238,789	241,955
FNMA Series 2003-T2 Class A1 (30 Day Average U.S. SOFR+0.39%)±	4.75	3-25-2033	532,652	527,630
FNMA Series 2003-W1 Class 1A1±±	4.74	12-25-2042	317,930	315,730
FNMA Series 2003-W11 Class A1±±	7.89	6-25-2033	23,421	23,730
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 5

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2003-W3 Class 1A4±±	4.80%	8-25-2042	$1,056,062	$1,015,061
FNMA Series 2003-W5 Class A (1 Month LIBOR+0.11%)±	4.58	4-25-2033	156,721	154,394
FNMA Series 2003-W6 Class 6A±±	4.71	8-25-2042	354,916	348,150
FNMA Series 2003-W6 Class PT4±±	8.19	10-25-2042	543,947	581,722
FNMA Series 2003-W8 Class PT1±±	7.54	12-25-2042	194,837	196,893
FNMA Series 2003-W9 Class A (30 Day Average U.S. SOFR+0.23%)±	4.59	6-25-2033	37,633	35,964
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	175,218	179,259
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	426,212	443,545
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	209,132	218,020
FNMA Series 2006-50 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.87	6-25-2036	297,341	296,205
FNMA Series 2007-101 Class A2 (30 Day Average U.S. SOFR+0.36%)±	4.38	6-27-2036	37,448	37,729
FNMA Series 2007-W10 Class 2A±±	6.23	8-25-2047	98,774	102,556
FNMA Series 2008-17 Class DP	4.75	2-25-2038	253,475	249,671
FNMA Series 2010-136 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.97	12-25-2040	418,932	414,883
FNMA Series 2011-110 Class FE (30 Day Average U.S. SOFR+0.51%)±	4.87	4-25-2041	25,609	25,572
FNMA Series 2011-128 Class FK (30 Day Average U.S. SOFR+0.46%)±	4.82	7-25-2041	64,244	64,045
FNMA Series 2013-114 Class LM	4.00	3-25-2042	564,597	545,822
FNMA Series 2014-17 Class FE (30 Day Average U.S. SOFR+0.66%)±	5.02	4-25-2044	855,262	847,081
FNMA Series 2014-20 Class TM±±	4.50	4-25-2044	245,125	40,255
FNMA Series 2017-M2 Class A2±±	2.83	2-25-2027	5,881,250	5,728,934
FNMA Series 2018-M1 Class A2±±	2.99	12-25-2027	566,662	548,667
FNMA Series 2018-M13 Class A2±±	3.74	9-25-2030	340,102	329,541
FNMA Series 2019-M5 Class A2	3.27	2-25-2029	4,850,752	4,667,586
GNMA	2.00	3-20-2052	8,862,996	7,281,885
GNMA	2.50	3-20-2052	4,115,233	3,528,043
GNMA	2.50	4-20-2052	9,612,046	8,240,514
GNMA	2.50	9-20-2051	1,364,442	1,169,769
GNMA	3.00	11-20-2045	2,439,007	2,204,670
GNMA	3.00	4-20-2051	3,651,826	3,250,099
GNMA	3.00	5-20-2052	2,390,513	2,127,481
GNMA	3.50	12-20-2047	2,182,312	2,023,468
GNMA	3.50	7-20-2051	1,820,456	1,680,036
GNMA	4.00	12-20-2047	1,478,790	1,407,088
GNMA	4.25	6-20-2036	158,589	152,695
GNMA	4.50	8-20-2049	325,767	316,973
GNMA	4.50	7-20-2052	2,234,673	2,163,153
GNMA	4.50	9-20-2052	964,709	932,234
GNMA	4.50	3-20-2053	2,623,542	2,542,826
GNMA	5.00	7-20-2040	325,181	329,780
GNMA	5.00	9-20-2052	1,749,237	1,731,391
GNMA	5.00	6-20-2053	2,613,338	2,589,593
GNMA	5.00	11-20-2054	4,547,009	4,493,564
GNMA	5.50	4-20-2053	2,347,804	2,361,399
GNMA	6.00	8-20-2034	20,009	20,001
The accompanying notes are an integral part of these financial statements.
6 | Allspring Government Securities Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA%%	6.00%	3-15-2055	$2,185,000	$2,214,493
GNMA	6.50	12-15-2025	562	564
GNMA	6.50	5-15-2029	7	7
GNMA	6.50	5-15-2031	438	451
GNMA	6.50	9-20-2033	13,749	14,172
GNMA%%	6.50	3-15-2055	1,250,000	1,275,293
GNMA	7.00	5-15-2026	152	153
GNMA	7.00	4-15-2031	249	249
GNMA	7.00	8-15-2031	11,992	12,081
GNMA	7.00	3-15-2032	9,229	9,260
GNMA Series 2005-23 Class IOƒ±±	0.00	6-17-2045	495,804	0
GNMA Series 2006-32 Class XMƒ±±	0.12	11-16-2045	1,982,643	19
GNMA Series 2008-22 Class XMƒ±±	1.30	2-16-2050	3,579,538	39,351
GNMA Series 2010-158 Class EIƒ	4.00	12-16-2025	19,607	46
GNMA Series 2012-H12 Class HD	2.00	5-20-2062	17,326	15,962
GNMA Series 2018-H01 Class BF (U.S. SOFR 1 Month+0.51%)±	4.84	1-20-2068	1,266,483	1,263,741
GNMA Series 2019-H06 Class HIƒ±±	1.80	4-20-2069	1,283,420	17,489
Resolution Funding Corp. Principal STRIPS¤	0.00	1-15-2030	9,300,000	7,569,812
TVA	5.25	2-1-2055	785,000	804,254
TVA Principal STRIPS¤	0.00	11-1-2025	5,650,000	5,502,912
TVA Principal STRIPS¤	0.00	6-15-2035	2,448,000	1,504,599
TVA Principal STRIPS¤	0.00	1-15-2048	1,000,000	317,153
U.S. International Development Finance Corp. Series AA-1¤	0.00	1-17-2026	2,000,000	2,208,210
Total agency securities (Cost $301,522,717)				286,238,420
Asset-backed securities: 0.75%
FirstKey Homes Trust Series 2021-SFR1 Class A144A	1.54	8-17-2038	1,180,886	1,132,359
Navient Student Loan Trust Series 2019-2A Class A2 (30 Day Average U.S. SOFR+1.11%)144A±	5.47	2-27-2068	1,770,576	1,768,445
Total asset-backed securities (Cost $2,948,711)				2,900,804
Corporate bonds and notes: 2.80%
Consumer, non-cyclical: 0.64%
Commercial services: 0.64%
Rockefeller Foundation Series 2020	2.49	10-1-2050	4,000,000	2,494,295
Financial: 1.00%
REITs: 1.00%
American Tower Trust #1144A	3.65	3-23-2028	4,000,000	3,869,303
Government securities: 0.64%
Multi-national: 0.64%
Inter-American Development Bank	7.00	6-15-2025	2,000,000	2,012,988
International Bank for Reconstruction & Development Series C¤	0.00	3-11-2031	615,000	466,522
				2,479,510
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 7

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial: 0.52%
Engineering & construction: 0.52%
GTP Acquisition Partners I LLC Series 2015-2 Class A144A	3.48%	6-16-2025	$2,000,000	$1,991,652
Total corporate bonds and notes (Cost $12,569,113)				10,834,760
Non-agency mortgage-backed securities: 4.30%
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	349,109	331,188
Arroyo Mortgage Trust Series 2019-1 Class A1144A±±	3.81	1-25-2049	731,256	710,306
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	115,721	111,778
Benchmark Mortgage Trust Series 2019-B9 Class A5	4.02	3-15-2052	784,571	755,578
BRAVO Residential Funding Trust Series 2020-RPL1 Class A1144A±±	2.50	5-26-2059	953,032	929,678
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	3,030,000	2,813,529
CD Mortgage Trust Series 2017-CD6 Class A5	3.46	11-13-2050	2,340,000	2,255,050
GCAT Trust Series 2022-HX1 Class A1144A±±	2.89	12-27-2066	660,134	609,404
JPMBB Commercial Mortgage Securities Trust Series 2015-C28 Class A4	3.23	10-15-2048	710,017	708,694
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1144A±±	3.00	9-25-2059	1,737,141	1,660,732
New Residential Mortgage Loan Trust Series 2020-NQM2 Class A1144A±±	1.65	5-24-2060	258,833	249,075
Starwood Mortgage Residential Trust Series 2021-6 Class A1144A±±	1.92	11-25-2066	3,122,683	2,735,160
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	2,581,000	2,462,059
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	10,110	10,112
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	283,659	265,960
Total non-agency mortgage-backed securities (Cost $17,755,558)				16,608,303
U.S. Treasury securities: 13.83%
U.S. Treasury Bonds	2.25	8-15-2049	1,995,000	1,306,569
U.S. Treasury Bonds	3.63	2-15-2044	400,000	353,453
U.S. Treasury Bonds	4.38	8-15-2043	5,440,000	5,346,500
U.S. Treasury Bonds	4.63	5-15-2054	5,990,000	6,117,521
U.S. Treasury Bonds	4.75	11-15-2043	1,130,000	1,163,944
U.S. Treasury Bonds	4.75	11-15-2053	2,440,000	2,536,170
U.S. Treasury Notes	4.25	1-31-2026	9,660,000	9,665,358
U.S. Treasury Notes	4.25	1-31-2030	14,265,000	14,414,337
U.S. Treasury Notes	4.25	11-15-2034	1,100,000	1,104,297
U.S. Treasury Notes	4.63	2-15-2035	3,425,000	3,543,270
U.S. Treasury Principal STRIPS¤	0.00	5-15-2039	7,980,000	4,331,496
U.S. Treasury STRIPS¤	0.00	5-15-2040	7,275,000	3,615,961
Total U.S. Treasury securities (Cost $56,639,628)				53,498,876
The accompanying notes are an integral part of these financial statements.
8 | Allspring Government Securities Fund

Portfolio of investments—February 28, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 4.31%
Investment companies: 4.31%
Allspring Government Money Market Fund Select Class♠∞##		4.29%	16,675,940	$16,675,940
Total short-term investments (Cost $16,675,940)				16,675,940
Total investments in securities (Cost $408,111,667)	100.01%			386,757,103
Other assets and liabilities, net	(0.01)			(35,923)
Total net assets	100.00%			$386,721,180

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,800,977	$88,292,386	$(83,417,423)	$0	$0	$16,675,940	16,675,940	$208,991
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra Long Term U.S. Treasury Bond	40	6-18-2025	$4,931,625	$4,965,000	$33,375	$0
2-Year U.S. Treasury Notes	273	6-30-2025	56,372,865	56,502,469	129,604	0
5-Year U.S. Treasury Notes	187	6-30-2025	20,120,023	20,184,312	64,289	0
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 9

Portfolio of investments—February 28, 2025 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
Ultra 10-Year U.S. Treasury Notes	(77)	6-18-2025	$(8,750,910)	$(8,797,250)	$0	$(46,340)
					$227,268	$(46,340)
The accompanying notes are an integral part of these financial statements.
10 | Allspring Government Securities Fund

Statement of assets and liabilities—February 28, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $391,435,727)	$370,081,163
Investments in affiliated securities, at value (cost $16,675,940)	16,675,940
Cash at broker segregated for futures contracts	2,666,000
Receivable for interest	1,287,754
Receivable for Fund shares sold	287,201
Receivable for daily variation margin on open futures contracts	170,385
Principal paydown receivable	61,925
Prepaid expenses and other assets	134,220
Total assets	391,364,588
Liabilities
Payable for when-issued transactions	3,488,372
Payable for Fund shares redeemed	423,061
Dividends payable	377,547
Management fee payable	95,674
Shareholder servicing fees payable	38,533
Payable for daily variation margin on open futures contracts	38,500
Administration fees payable	34,229
Trustees’ fees and expenses payable	5,859
Distribution fee payable	788
Accrued expenses and other liabilities	140,845
Total liabilities	4,643,408
Total net assets	$386,721,180
Net assets consist of
Paid-in capital	$482,185,187
Total distributable loss	(95,464,007)
Total net assets	$386,721,180
Computation of net asset value and offering price per share
Net assets–Class A	$131,236,112
Shares outstanding–Class A1	13,434,781
Net asset value per share–Class A	$9.77
Maximum offering price per share – Class A2	$10.23
Net assets–Class C	$1,276,426
Shares outstanding–Class C1	130,664
Net asset value per share–Class C	$9.77
Net assets–Administrator Class	$58,103,250
Shares outstanding–Administrator Class[1]	5,950,704
Net asset value per share–Administrator Class	$9.76
Net assets–Institutional Class	$196,105,392
Shares outstanding–Institutional Class[1]	20,082,247
Net asset value per share–Institutional Class	$9.77
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 11

Statement of operations—six months ended February 28, 2025 (unaudited)
Statement of operations
Investment income
Interest	$8,380,619
Income from affiliated securities	208,991
Total investment income	8,589,610
Expenses
Management fee	976,277
Administration fees
Class A	99,930
Class C	892
Administrator Class	29,313
Institutional Class	96,338
Shareholder servicing fees
Class A	165,004
Class C	1,483
Administrator Class	72,481
Distribution fee
Class C	4,442
Custody and accounting fees	15,640
Professional fees	42,171
Registration fees	61,453
Shareholder report expenses	23,067
Trustees’ fees and expenses	7,832
Other fees and expenses	16,791
Total expenses	1,613,114
Less: Fee waivers and/or expense reimbursements
Fund-level	(176,713)
Class A	(4,297)
Class C	(39)
Administrator Class	(45,335)
Institutional Class	(56,390)
Net expenses	1,330,340
Net investment income	7,259,270
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(5,642,680)
Futures contracts	(1,562,337)
Net realized losses on investments	(7,205,017)
Net change in unrealized gains (losses) on
Unaffiliated securities	1,199,488
Futures contracts	444,170
Net change in unrealized gains (losses) on investments	1,643,658
Net realized and unrealized gains (losses) on investments	(5,561,359)
Net increase in net assets resulting from operations	$1,697,911
The accompanying notes are an integral part of these financial statements.
12 | Allspring Government Securities Fund

Statement of changes in net assets
Statement of changes in net assets
		Six months ended February 28, 2025 (unaudited)		Year ended August 31, 2024
Operations
Net investment income		$7,259,270		$16,171,133
Net realized losses on investments		(7,205,017)		(12,344,272)
Net change in unrealized gains (losses) on investments		1,643,658		26,069,054
Net increase in net assets resulting from operations		1,697,911		29,895,915
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,050,014)		(4,715,954)
Class C		(13,928)		(30,739)
Administrator Class		(959,046)		(2,168,096)
Institutional Class		(4,127,986)		(9,512,130)
Total distributions to shareholders		(7,150,974)		(16,426,919)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	684,877	6,620,969	1,235,410	11,803,800
Class C	39,804	386,144	47,624	459,297
Administrator Class	579,180	5,611,773	1,015,933	9,743,360
Institutional Class	4,925,860	47,491,264	9,161,862	87,711,490
		60,110,150		109,717,947
Reinvestment of distributions
Class A	183,070	1,777,542	430,664	4,107,549
Class C	1,018	9,870	2,424	23,084
Administrator Class	96,871	939,714	220,830	2,104,737
Institutional Class	223,320	2,166,665	594,061	5,660,920
		4,893,791		11,896,290
Payment for shares redeemed
Class A	(2,653,723)	(25,947,105)	(3,744,368)	(35,591,427)
Class C	(24,262)	(236,234)	(101,612)	(969,594)
Administrator Class	(953,515)	(9,231,358)	(2,518,286)	(24,032,384)
Institutional Class	(11,123,009)	(107,036,363)	(16,800,736)	(160,130,161)
		(142,451,060)		(220,723,566)
Net decrease in net assets resulting from capital share transactions		(77,447,119)		(99,109,329)
Total decrease in net assets		(82,900,182)		(85,640,333)
Net assets
Beginning of period		469,621,362		555,261,695
End of period		$386,721,180		$469,621,362
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 13

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.86	$9.56	$10.11	$11.49	$11.67	$11.31
Net investment income	0.15 [1]	0.29 [1]	0.24 [1]	0.14	0.12 [1]	0.18 [1]
Net realized and unrealized gains (losses) on investments	(0.09)	0.30	(0.56)	(1.39)	(0.17)	0.38
Total from investment operations	0.06	0.59	(0.32)	(1.25)	(0.05)	0.56
Distributions to shareholders from
Net investment income	(0.15)	(0.29)	(0.23)	(0.13)	(0.11)	(0.19)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.02)	(0.01)
Total distributions to shareholders	(0.15)	(0.29)	(0.23)	(0.13)	(0.13)	(0.20)
Net asset value, end of period	$9.77	$9.86	$9.56	$10.11	$11.49	$11.67
Total return[2]	0.61%	6.35%	(3.14)%	(10.95)%	(0.40)%	5.02%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.90%	0.91%	0.89%	0.89%	0.91%
Net expenses	0.83%	0.84%	0.85%	0.84%	0.84%	0.84%
Net investment income	3.13%	3.02%	2.42%	1.28%	1.00%	1.56%
Supplemental data
Portfolio turnover rate	31%	77%	152%	309%	221%	111%
Net assets, end of period (000s omitted)	$131,236	$150,148	$165,441	$196,839	$265,018	$276,310

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
14 | Allspring Government Securities Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.86	$9.56	$10.10	$11.49	$11.67	$11.31
Net investment income	0.11 [1]	0.22 [1]	0.16 [1]	0.06 [1]	0.03 [1]	0.09 [1]
Net realized and unrealized gains (losses) on investments	(0.09)	0.30	(0.54)	(1.40)	(0.17)	0.38
Total from investment operations	0.02	0.52	(0.38)	(1.34)	(0.14)	0.47
Distributions to shareholders from
Net investment income	(0.11)	(0.22)	(0.16)	(0.05)	(0.02)	(0.10)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.02)	(0.01)
Total distributions to shareholders	(0.11)	(0.22)	(0.16)	(0.05)	(0.04)	(0.11)
Net asset value, end of period	$9.77	$9.86	$9.56	$10.10	$11.49	$11.67
Total return[2]	0.23%	5.55%	(3.77)%	(11.71)%	(1.16)%	4.24%
Ratios to average net assets (annualized)
Gross expenses	1.68%	1.65%	1.65%	1.63%	1.64%	1.66%
Net expenses	1.59%	1.59%	1.60%	1.60%	1.60%	1.60%
Net investment income	2.38%	2.27%	1.67%	0.52%	0.24%	0.81%
Supplemental data
Portfolio turnover rate	31%	77%	152%	309%	221%	111%
Net assets, end of period (000s omitted)	$1,276	$1,126	$1,584	$2,078	$3,042	$7,560

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.86	$9.56	$10.10	$11.48	$11.66	$11.31
Net investment income	0.16 [1]	0.31 [1]	0.26 [1]	0.16 [1]	0.14 [1]	0.20 [1]
Net realized and unrealized gains (losses) on investments	(0.10)	0.30	(0.55)	(1.39)	(0.16)	0.37
Total from investment operations	0.06	0.61	(0.29)	(1.23)	(0.02)	0.57
Distributions to shareholders from
Net investment income	(0.16)	(0.31)	(0.25)	(0.15)	(0.14)	(0.21)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.02)	(0.01)
Total distributions to shareholders	(0.16)	(0.31)	(0.25)	(0.15)	(0.16)	(0.22)
Net asset value, end of period	$9.76	$9.86	$9.56	$10.10	$11.48	$11.66
Total return[2]	0.60%	6.56%	(2.84)%	(10.78)%	(0.21)%	5.15%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.85%	0.85%	0.83%	0.83%	0.85%
Net expenses	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Net investment income	3.32%	3.22%	2.63%	1.49%	1.21%	1.75%
Supplemental data
Portfolio turnover rate	31%	77%	152%	309%	221%	111%
Net assets, end of period (000s omitted)	$58,103	$61,411	$71,787	$83,432	$111,639	$120,181

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Government Securities Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.86	$9.56	$10.10	$11.48	$11.66	$11.31
Net investment income	0.17 [1]	0.32 [1]	0.28 [1]	0.17	0.16 [1]	0.21 [1]
Net realized and unrealized gains (losses) on investments	(0.09)	0.31	(0.55)	(1.38)	(0.17)	0.38
Total from investment operations	0.08	0.63	(0.27)	(1.21)	(0.01)	0.59
Distributions to shareholders from
Net investment income	(0.17)	(0.33)	(0.27)	(0.17)	(0.15)	(0.23)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.02)	(0.01)
Total distributions to shareholders	(0.17)	(0.33)	(0.27)	(0.17)	(0.17)	(0.24)
Net asset value, end of period	$9.77	$9.86	$9.56	$10.10	$11.48	$11.66
Total return[2]	0.79%	6.73%	(2.69)%	(10.63)%	(0.05)%	5.31%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.59%	0.58%	0.56%	0.56%	0.58%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	3.48%	3.38%	2.83%	1.66%	1.36%	1.87%
Supplemental data
Portfolio turnover rate	31%	77%	152%	309%	221%	111%
Net assets, end of period (000s omitted)	$196,105	$256,937	$316,449	$255,952	$306,431	$329,083

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 17

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Government Securities Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are
18 | Allspring Government Securities Fund

Notes to financial statements (unaudited)
repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2025, the aggregate cost of all investments for federal income tax purposes was $416,922,497 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$2,449,537
Gross unrealized losses	(32,434,003)
Net unrealized losses	$(29,984,466)
As of August 31, 2024, the Fund had capital loss carryforwards which consisted of $32,854,479 in short-term capital losses and $25,383,908 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Government Securities Fund | 19

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$286,238,420	$0	$286,238,420
Asset-backed securities	0	2,900,804	0	2,900,804
Corporate bonds and notes	0	10,834,760	0	10,834,760
Non-agency mortgage-backed securities	0	16,608,303	0	16,608,303
U.S. Treasury securities	45,551,419	7,947,457	0	53,498,876
Short-term investments
Investment companies	16,675,940	0	0	16,675,940
	62,227,359	324,529,744	0	386,757,103
Futures contracts	227,268	0	0	227,268
Total assets	$62,454,627	$324,529,744	$0	$386,984,371
Liabilities
Futures contracts	$46,340	$0	$0	$46,340
Total liabilities	$46,340	$0	$0	$46,340
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At February 28, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.450%
Next $500 million	0.425
Next $2 billion	0.400
Next $2 billion	0.375
Next $5 billion	0.340
Over $10 billion	0.320
For the six months ended February 28, 2025, the management fee was equivalent to an annual rate of 0.45% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
20 | Allspring Government Securities Fund

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of February 28, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.84%
Class C	1.59
Administrator Class	0.64
Institutional Class	0.48
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2025, Allspring Funds Distributor received $480 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended February 28, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2025 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$132,445,888	$41,775	$206,721,241	$57,394
Allspring Government Securities Fund | 21

Notes to financial statements (unaudited)
6.
DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2025, the Fund entered into futures contracts to manage duration and yield curve exposures. The Fund had an average notional amount of $92,164,067 in long futures contracts and $7,378,422 in short futures contracts during the six months ended February 28, 2025.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Exchange-Traded Funds Trust, Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended February 28, 2025, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
22 | Allspring Government Securities Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Government Securities Fund | 23

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

24 | Allspring Government Securities Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3004 02-25

Allspring Core Plus Bond Fund
Long Form Financial Statements
Semi-Annual Report
February 28, 2025

Allspring Core Plus Bond Fund | 1

Portfolio of investments—February 28, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 31.30%
FHLMC	2.00%	10-1-2051	$41,290,995	$33,231,837
FHLMC	2.00	6-1-2052	8,071,437	6,470,557
FHLMC	2.00	1-1-2052	37,045,694	29,758,618
FHLMC	2.50	8-1-2037	4,810,934	4,451,522
FHLMC	2.50	9-1-2050	9,538,927	7,992,932
FHLMC	2.50	4-1-2051	23,165,471	19,373,772
FHLMC	2.50	6-1-2051	105,978,862	88,765,786
FHLMC	2.50	11-1-2051	9,090,670	7,684,683
FHLMC	2.50	4-1-2052	28,861,315	24,200,632
FHLMC	2.50	12-1-2050	26,117,335	21,857,040
FHLMC	3.00	9-1-2034	248,587	238,038
FHLMC	3.00	6-1-2050	488,001	432,536
FHLMC	3.00	7-1-2050	1,388,405	1,230,459
FHLMC	3.00	8-1-2050	1,932,098	1,706,989
FHLMC	3.00	11-1-2050	25,400,036	22,307,385
FHLMC	3.00	3-1-2052	232,712	204,554
FHLMC	3.00	5-1-2052	19,050,689	16,633,258
FHLMC	3.00	6-1-2053	16,667,026	14,594,283
FHLMC	3.00	6-1-2052	482,181	420,424
FHLMC	3.50	7-1-2038	12,897,130	12,403,011
FHLMC	3.50	12-1-2045	846,026	784,522
FHLMC	3.50	5-1-2052	95,116	86,797
FHLMC	3.50	12-1-2052	7,778,912	7,064,103
FHLMC	3.50	2-1-2053	16,245,099	14,753,878
FHLMC	3.50	4-1-2053	7,814,224	7,094,391
FHLMC	4.00	6-1-2037	2,408,155	2,347,274
FHLMC	4.00	4-1-2038	14,490,049	14,127,152
FHLMC	4.00	6-1-2044	524,559	501,968
FHLMC	4.00	5-1-2049	908,300	863,936
FHLMC	4.00	11-1-2053	19,750,424	18,523,080
FHLMC	4.00	6-1-2052	5,329,499	5,007,428
FHLMC	4.00	8-1-2052	7,393,361	6,943,246
FHLMC	4.00	5-1-2054	13,581,663	12,737,612
FHLMC	4.50	10-1-2054	16,179,704	15,609,014
FHLMC	4.50	5-1-2053	12,771,709	12,337,109
FHLMC	4.50	6-1-2053	14,899,331	14,373,802
FHLMC	5.00	6-1-2036	66,702	67,524
FHLMC	5.00	8-1-2040	65,228	66,141
FHLMC	5.00	7-1-2052	19,956,450	19,713,614
FHLMC	5.00	11-1-2052	16,753,016	16,529,966
FHLMC	5.00	5-1-2053	12,719,789	12,558,199
FHLMC	5.00	12-1-2054	18,665,633	18,372,849
FHLMC	5.00	12-1-2053	11,675,256	11,517,791
FHLMC	5.50	8-1-2038	17,519	17,925
FHLMC	5.50	12-1-2038	137,890	141,143
FHLMC	5.50	6-1-2040	249,003	253,918
FHLMC	5.50	11-1-2052	101,102	101,967
FHLMC	5.50	3-1-2053	70,398,972	70,930,506
The accompanying notes are an integral part of these financial statements.
2 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC	5.50%	9-1-2053	$21,073,812	$21,285,214
FHLMC	5.50	1-1-2054	61,729,404	62,051,349
FHLMC	6.00	9-1-2054	14,925,082	15,177,938
FHLMC	6.00	5-1-2054	35,466,666	36,083,505
FHLMC	8.00	2-1-2030	35	36
FHLMC Structured Pass-Through Certificates Series T-42 Class A5	7.50	2-25-2042	758,598	803,408
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.90	7-25-2043	23,511	22,727
FHLMC Structured Pass-Through Certificates Series T-59 Class 2A1±±	4.01	10-25-2043	103,402	84,498
FHLMC Whole Loan Securities Trust Series 2015-SC01 Class 1A	3.50	5-25-2045	100,684	90,914
FHLMC (RFUCCT1Y+1.33%)±	6.25	1-1-2036	3,344	3,378
FNMA	2.00	4-1-2051	22,242,070	17,808,891
FNMA	2.00	5-1-2051	71,543,806	57,462,112
FNMA	2.00	8-1-2051	10,781,597	8,678,985
FNMA	2.00	10-1-2051	122,386,475	98,352,329
FNMA	2.00	12-1-2051	9,704,702	7,792,956
FNMA	2.00	1-1-2052	23,451,866	18,796,780
FNMA	2.00	2-1-2052	32,595,870	26,213,816
FNMA	2.50	5-1-2037	19,189,690	17,756,081
FNMA	2.50	12-1-2050	17,994,160	15,107,533
FNMA	2.50	7-1-2051	15,094,240	12,623,887
FNMA	2.50	10-1-2051	54,274,102	45,390,946
FNMA	2.50	12-1-2051	34,132,076	28,593,930
FNMA	2.50	1-1-2052	9,892,362	8,273,127
FNMA	2.50	2-1-2052	16,209,995	13,556,808
FNMA	2.50	5-1-2051	30,541,258	25,542,384
FNMA	3.00	11-1-2045	465,893	415,789
FNMA	3.00	12-1-2045	1,184,849	1,057,735
FNMA	3.00	12-1-2046	630,560	558,493
FNMA	3.00	8-1-2050	1,674,588	1,474,229
FNMA	3.00	10-1-2051	20,801,453	18,330,149
FNMA	3.00	11-1-2051	34,107,779	29,961,852
FNMA	3.00	1-1-2052	7,562,292	6,592,716
FNMA	3.00	2-1-2052	7,249,250	6,361,327
FNMA	3.00	8-1-2052	21,996,563	19,179,022
FNMA	3.00	6-1-2052	19,788,114	17,249,711
FNMA	3.48	3-1-2029	903,713	875,861
FNMA	3.50	12-1-2037	14,131,879	13,586,415
FNMA	3.50	10-1-2043	454,269	424,168
FNMA	3.50	4-1-2045	66,854	62,259
FNMA	3.50	8-1-2045	1,033,451	960,176
FNMA	3.50	3-1-2048	2,167,785	1,991,344
FNMA	3.50	5-1-2052	9,870,247	8,960,799
FNMA	3.50	6-1-2052	68,955,697	62,651,378
FNMA	3.50	9-1-2052	20,409,115	18,525,569
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 3

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	3.50%	12-1-2052	$14,415,357	$13,095,542
FNMA	3.50	4-1-2053	3,775,998	3,428,930
FNMA	3.50	8-1-2052	14,659,648	13,304,578
FNMA	3.62	3-1-2029	424,550	413,159
FNMA	4.00	8-1-2037	5,079,898	4,957,469
FNMA	4.00	9-1-2037	4,457,963	4,350,530
FNMA	4.00	1-1-2038	4,490,647	4,379,752
FNMA	4.00	11-1-2039	7,589,480	7,396,868
FNMA	4.00	2-1-2046	114,094	108,723
FNMA	4.00	4-1-2046	693,127	660,501
FNMA	4.00	6-1-2048	734,554	699,968
FNMA	4.00	2-1-2050	978,521	927,817
FNMA	4.00	10-1-2052	47,912,855	45,004,757
FNMA	4.00	6-1-2053	24,657,763	23,202,172
FNMA	4.00	9-1-2053	12,362,794	11,599,666
FNMA	4.50	11-1-2048	675,549	662,388
FNMA	4.50	6-1-2052	39,324,986	37,979,907
FNMA	4.50	9-1-2052	42,931,585	41,465,913
FNMA	4.50	11-1-2052	17,053,002	16,469,638
FNMA	4.50	4-1-2053	31,858,898	30,775,112
FNMA	4.50	11-1-2054	9,079,868	8,759,603
FNMA	4.50	7-1-2052	252,843	244,195
FNMA	5.00	2-1-2036	7,563	7,643
FNMA	5.00	6-1-2040	21,578	21,854
FNMA	5.00	8-1-2040	493,691	496,862
FNMA	5.00	3-1-2053	6,395,406	6,314,656
FNMA	5.00	11-1-2054	30,886,181	30,401,712
FNMA	5.00	12-1-2054	22,087,714	21,741,251
FNMA	5.50	8-1-2034	28,536	29,230
FNMA	5.50	2-1-2035	8,402	8,620
FNMA	5.50	8-1-2038	189,382	194,121
FNMA	5.50	2-1-2053	38,780,736	38,998,462
FNMA	5.50	6-1-2053	12,132,015	12,226,831
FNMA	5.50	1-1-2054	15,356,807	15,434,131
FNMA	5.50	12-1-2054	21,584,107	21,625,535
FNMA	6.00	10-1-2037	172,042	180,135
FNMA	6.00	11-1-2037	9,475	9,894
FNMA	6.00	6-1-2054	15,352,560	15,651,395
FNMA%%	6.00	3-15-2055	116,290,000	118,189,856
FNMA	6.50	7-1-2036	8,362	8,740
FNMA	6.50	11-1-2036	1,064	1,108
FNMA%%	6.50	3-15-2055	18,350,000	18,902,222
FNMA	7.00	7-1-2036	4,479	4,695
FNMA	7.00	11-1-2037	2,551	2,602
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.81	11-1-2038	8,302	8,624
FNMA (1 Year Treasury Constant Maturity+2.29%)±	7.01	8-1-2036	161,300	167,194
FNMA (RFUCCT1Y+1.61%)±	6.81	3-1-2046	126,404	130,187
FNMA (RFUCCT1Y+1.61%)±	7.31	5-1-2046	137,188	141,492
The accompanying notes are an integral part of these financial statements.
4 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (RFUCCT1Y+1.73%)±	7.36%	9-1-2036	$3,719	$3,813
FNMA (RFUCCT1Y+1.81%)±	7.59	8-1-2036	12,957	13,376
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	3,196	3,341
FNMA Series 2003-W14 Class 2A±±	4.87	1-25-2043	89,315	92,003
FNMA Series 2003-W8 Class 4A±±	4.85	11-25-2042	50,317	48,968
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	529,354	532,278
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	164,611	171,606
FNMA Series 2005-W4 Class 3A±±	5.10	6-25-2045	22,337	22,046
GNMA	2.00	1-20-2052	13,640,781	11,207,582
GNMA	2.00	3-20-2052	31,431,152	25,824,002
GNMA	2.50	12-20-2051	11,634,345	9,974,343
GNMA	2.50	3-20-2052	13,825,599	11,852,867
GNMA	2.50	4-20-2052	18,797,156	16,115,011
GNMA	2.50	8-20-2051	39,923,545	34,227,484
GNMA	2.50	9-20-2051	17,339,020	14,865,157
GNMA	2.50	1-20-2052	19,113,003	16,385,873
GNMA	2.50	5-20-2052	30,306,266	25,981,888
GNMA	3.00	11-20-2045	953,564	861,947
GNMA	3.00	4-20-2051	4,318,237	3,843,201
GNMA	3.00	4-20-2052	10,265,553	9,136,018
GNMA	3.00	5-20-2052	60,092,691	53,480,588
GNMA	3.00	6-20-2052	5,467,405	4,866,812
GNMA	3.50	9-20-2047	531,598	491,319
GNMA	3.50	12-20-2047	1,150,806	1,067,042
GNMA	3.50	8-20-2052	12,233,029	11,248,808
GNMA	3.50	12-20-2054	9,583,972	8,797,296
GNMA	3.50	4-20-2052	13,548,969	12,474,233
GNMA	3.50	5-20-2052	5,045,706	4,643,655
GNMA	3.50	9-20-2052	18,724,781	17,187,806
GNMA	4.00	12-20-2047	619,436	589,402
GNMA	4.00	11-20-2052	12,291,111	11,595,633
GNMA	4.50	8-20-2049	207,018	201,429
GNMA	4.50	7-20-2052	10,243,971	9,916,117
GNMA	4.50	9-20-2052	6,711,016	6,485,103
GNMA	4.50	3-20-2053	16,847,989	16,329,642
GNMA	4.50	11-20-2054	9,176,569	8,860,058
GNMA	5.00	7-20-2040	165,751	168,095
GNMA	5.00	9-20-2052	8,018,698	7,936,889
GNMA	5.00	6-20-2053	14,738,322	14,604,409
GNMA	5.00	10-20-2054	15,968,479	15,783,250
GNMA	5.00	4-20-2053	4,800,951	4,748,967
GNMA	5.00	8-20-2053	7,869,948	7,783,115
GNMA	5.00	4-20-2054	12,745,917	12,600,039
GNMA	5.00	11-20-2054	161,331,861	159,435,598
GNMA	5.50	12-20-2052	13,159,323	13,227,076
GNMA	5.50	4-20-2053	15,093,023	15,180,419
GNMA	5.50	8-20-2054	19,439,332	19,509,065
GNMA	5.50	9-20-2054	73,773,676	74,030,759
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 5

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA%%	5.50%	3-15-2055	$64,040,000	$64,197,599
GNMA%%	6.00	3-15-2055	160,785,000	162,955,245
GNMA%%	6.50	3-15-2055	66,075,000	67,411,987
GNMA	7.50	12-15-2029	120	121
GNMA Series 2008-22 Class XMƒ±±	1.30	2-16-2050	261,629	2,876
TVA	5.25	2-1-2055	18,625,000	19,081,818
Total agency securities (Cost $2,937,324,629)				2,922,999,009
Asset-backed securities: 10.17%
ACHM Mortgage Trust Series 2024-HE1 Class A144A	6.55	5-25-2039	4,176,654	4,272,719
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	15,768,915	16,166,486
ACHM Trust Series 2024-HE2 Class A144A	5.35	10-25-2039	6,065,250	6,049,038
ACREC LLC Series 2025-FL3 Class A (U.S. SOFR 1 Month+1.31%)144A±	5.76	8-18-2042	9,300,000	9,294,495
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	2,500,000	2,496,207
Aligned Data Centers Issuer LLC Series 2021-1A Class A2144A	1.94	8-15-2046	2,881,000	2,760,976
ALLO Issuer LLC Series 2024-1A Class A2144A	5.94	7-20-2054	7,595,000	7,720,182
Apidos CLO XXXI Ltd. Series 2019-31A Class DR (U.S. SOFR 3 Month+3.36%)144A±	7.66	4-15-2031	3,000,000	3,003,010
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	2,460,731	2,292,550
Avant Loans Funding Trust Series 2024-REV1 Class B144A	6.17	10-15-2033	1,240,000	1,263,573
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A Class B144A	2.68	8-20-2026	14,495,000	14,419,930
Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Class A144A	5.23	12-20-2030	1,000,000	1,020,486
Bastion Funding I LLC Series 2023-1A Class A2144A	7.12	4-25-2038	9,318,436	9,329,804
BDS Ltd. Series 2021-FL9 Class B (U.S. SOFR 1 Month+1.81%)144A±	6.13	11-16-2038	5,475,000	5,467,448
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	6,515,000	6,258,830
Blue Bridge Funding LLC Series 2023-1A Class A144A	7.37	11-15-2030	1,773,087	1,793,101
Blue Bridge Funding LLC Series 2023-1A Class B144A	9.48	11-15-2030	1,168,000	1,189,125
Blue Stream Issuer LLC Series 2023-1A Class A2144A	5.40	5-20-2053	3,500,000	3,523,969
Blue Stream Issuer LLC Series 2024-1A Class B144A	6.04	11-20-2054	2,350,000	2,377,799
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	19,200,000	19,339,482
Brex Commercial Charge Card Master Trust Series 2024-1 Class A1144A	6.05	7-15-2027	5,040,000	5,100,231
BRSP Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.26%)144A±	5.58	8-19-2038	2,229,156	2,222,674
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	6,251,650	6,065,546
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class CR2 (U.S. SOFR 3 Month+3.61%)144A±	7.90	4-20-2034	1,500,000	1,491,683
CCAS LLC Series 2024-1A Class A144A	7.12	6-16-2031	18,589,000	18,854,332
Centersquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	2,500,000	2,442,146
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	2,500,000	2,542,216
The accompanying notes are an integral part of these financial statements.
6 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Cloud Capital Holdco LP Series 2024-1A Class A2144A	5.78%	11-22-2049	$6,600,000	$6,740,290
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	8,990,000	9,366,511
Cologix Data Centers U.S. Issuer LLC Series 2021-1A Class B144A	3.79	12-26-2051	1,400,000	1,322,147
CoreVest American Finance Trust Series 2021-3 Class B144A	2.49	10-15-2054	355,000	340,953
CPS Auto Receivables Trust Series 2021-A Class D144A	1.16	12-15-2026	73,068	72,940
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A144A	6.05	1-20-2031	13,339,155	13,526,131
CyrusOne Data Centers Issuer I LLC Series 2023-2A Class A2144A	5.56	11-20-2048	1,795,000	1,811,952
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	15,850,000	15,768,369
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	12,000,000	11,969,704
Diversified ABS X LLC Series 2025-1A Class A1144A	5.95	2-28-2045	5,750,000	5,762,995
Domino’s Pizza Master Issuer LLC Series 2015-1A Class A2II144A	4.47	10-25-2045	12,057,500	12,026,777
Driven Brands Funding LLC Series 2021-1A Class A2144A	2.79	10-20-2051	3,766,928	3,469,221
ECMC Group Student Loan Trust Series 2020-3A Class A1B (30 Day Average U.S. SOFR+1.11%)144A±	5.47	1-27-2070	2,106,774	2,101,642
Edgeconnex Data Centers Issuer LLC Series 2024-1 Class A2144A	6.00	7-27-2054	12,291,026	12,355,687
Edsouth Indenture No. 9 LLC Series 2015-1 Class A (30 Day Average U.S. SOFR+0.91%)144A±	5.27	10-25-2056	288,816	287,096
Enterprise Fleet Financing LLC Series 2023-2 Class A3144A	5.50	4-22-2030	7,185,000	7,333,681
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	10,271,561	10,354,874
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	7,254,827	7,390,561
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	11-25-2053	3,695,470	3,799,215
FIGRE Trust Series 2024-HE2 Class A144A±±	6.38	5-25-2054	6,726,703	6,891,864
FIGRE Trust Series 2024-HE5 Class A144A±±	5.44	10-25-2054	5,304,230	5,335,196
FirstKey Homes Trust Series 2021-SFR1 Class A144A	1.54	8-17-2038	1,315,979	1,261,901
FirstKey Homes Trust Series 2021-SFR1 Class C144A	1.89	8-17-2038	6,770,000	6,499,061
FirstKey Homes Trust Series 2021-SFR2 Class B144A	1.61	9-17-2038	8,675,000	8,259,417
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	8,344,088	8,727,460
Flagship Credit Auto Trust Series 2022-2 Class B144A	4.76	5-17-2027	5,999,000	5,991,299
Flexential Issuer Series 2021-1A Class A2144A	3.25	11-27-2051	9,615,000	9,212,515
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class B144A	5.31	5-15-2028	4,000,000	4,028,954
FREED Mortgage Trust Series 2022-HE1 Class A144A±±	7.00	10-25-2037	6,567,375	6,683,646
FREED Mortgage Trust Series 2022-HE1 Class B144A±±	7.00	10-25-2037	6,890,597	7,180,275
Frontier Issuer LLC Series 2024-1 Class A2144A	6.19	6-20-2054	12,595,000	13,061,599
FS Rialto Issuer LLC Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	6.23	11-16-2036	3,000,000	2,984,683
FS Rialto Issuer LLC Series 2025-FL10 Class C (U.S. SOFR 1 Month+2.15%)144A±	6.45	8-1-2030	1,895,000	1,890,852
Golub Capital Partners ABS Funding Series 2024-1A Class A2144A	6.89	1-25-2034	7,525,000	7,590,858
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 7

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Gracie Point International Funding LLC Series 2023-1A Class B (90 Day Average U.S. SOFR+2.60%)144A±	7.02%	9-1-2026	$7,076,000	$7,116,588
Hertz Vehicle Financing III LLC Series 2022-1A Class B144A	2.19	6-25-2026	1,633,333	1,624,234
Hertz Vehicle Financing III LLC Series 2023-2A Class A144A	5.57	9-25-2029	3,695,000	3,776,151
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	10,700,000	11,145,363
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	15,171,882	14,979,414
Hotwire Funding LLC Series 2023-1A Class A2144A	5.69	5-20-2053	16,750,000	16,927,351
ICG U.S. CLO Ltd. Series 2014-1A Class BR2 (U.S. SOFR 3 Month+2.71%)144A±	7.00	10-20-2034	4,400,000	4,415,987
Jack in the Box Funding LLC Series 2022-1A Class A2II144A	4.14	2-26-2052	4,888,000	4,412,385
Jersey Mike’s Funding LLC Series 2024-1A Class A2144A	5.64	2-15-2055	9,160,000	9,331,386
Jimmy Johns Funding LLC Series 2017-1A Class A2II144A	4.85	7-30-2047	2,345,850	2,322,577
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	7,514,544	7,564,741
LCM 37 Ltd. Series 37A Class A1R (U.S. SOFR 3 Month+1.06%)144A±	5.36	4-15-2034	3,650,000	3,655,395
Lendmark Funding Trust Series 2021-1A Class A144A	1.90	11-20-2031	2,065,000	1,960,515
LoanCore Issuer LLC Series 2025-CRE8 Class C (U.S. SOFR 1 Month+2.14%)144A±	6.52	8-17-2042	1,000,000	998,124
Lyra Music Assets Delaware LP Series 2024-2A Class A2144A	5.76	12-22-2064	9,985,668	10,064,953
MetroNet Infrastructure Issuer LLC Series 2023-1A Class A2144A	6.56	4-20-2053	5,928,000	6,122,267
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.66	2-19-2037	12,196,604	12,187,783
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	6.51	2-19-2037	8,750,000	8,574,732
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5 Class A (U.S. SOFR 1 Month+0.96%)144A±	5.28	7-15-2036	652,904	652,152
MNR ABS Issuer I LLC‡	8.12	12-15-2038	6,689,564	6,773,184
Monroe Capital ABS Funding II Ltd. Series 2023-1A Class A1R144A	6.77	7-22-2034	1,245,000	1,246,452
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	22,089,000	22,727,109
Neighborly Issuer LLC Series 2021-1A Class A2144A	3.58	4-30-2051	7,700,000	7,156,057
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	3,750,000	3,409,134
NextGear Floorplan Master Owner Trust Series 2024-2A Class A2144A	4.42	9-15-2029	13,650,000	13,650,269
Oak Street Investment Grade Net Lease Fund Series 2020-1A Class A5144A	3.39	11-20-2050	5,366,250	5,181,312
Oak Street Investment Grade Net Lease Fund Series 2020-1A Class B1144A	5.11	11-20-2050	3,325,000	3,207,787
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3144A	2.80	1-20-2051	4,898,323	4,712,282
The accompanying notes are an integral part of these financial statements.
8 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Octane Receivables Trust Series 2021-1A Class B144A	1.53%	4-20-2027	$993,544	$989,339
Octane Receivables Trust Series 2022-2A Class A144A	5.11	2-22-2028	844,170	845,084
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	862,144	865,928
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	3,045,000	3,081,535
OneMain Direct Auto Receivables Trust Series 2025-1A Class A144A	5.36	4-16-2035	6,500,000	6,701,052
OneMain Financial Issuance Trust Series 2020-2A Class A144A	1.75	9-14-2035	1,220,000	1,179,938
OWN Equipment Fund I LLC Series 2024-2M Class A144A	5.70	12-20-2032	13,677,945	13,844,872
Oxford Finance Credit Fund III LP Series 2024-A Class A2144A	6.68	1-14-2032	9,035,000	9,105,735
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A144A	1.22	1-16-2029	547,695	542,759
Pagaya AI Debt Trust Series 2023-5 Class B144A	7.63	4-15-2031	900,351	902,936
Pagaya AI Debt Trust Series 2023-6 Class B144A	7.46	6-16-2031	6,058,456	6,079,201
PFS Financing Corp. Series 2022-C Class B144A	4.39	5-15-2027	11,913,000	11,896,106
PFS Financing Corp. Series 2024-B Class A144A	4.95	2-15-2029	1,575,000	1,589,041
Planet Fitness Master Issuer LLC Series 2024-1A Class A2I144A	5.77	6-5-2054	21,401,362	21,863,138
Prestige Auto Receivables Trust Series 2024-2A Class B144A	4.56	2-15-2029	1,900,000	1,895,860
PRET LLC Series 2024-NPL3 Class A1144A±±	7.52	4-27-2054	5,095,064	5,159,154
Qdoba Funding LLC Series 2023-1A Class A2144A	8.50	9-14-2053	10,234,350	10,801,675
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	18,066,942	18,446,125
RCKT Mortgage Trust Series 2024-CES2 Class A1A144A±±	6.14	4-25-2044	5,973,033	6,036,554
Retained Vantage Data Centers Issuer LLC Series 2023-1A Class A2A144A	5.00	9-15-2048	16,130,000	15,995,856
Retained Vantage Data Centers Issuer LLC Series 2024-1A Class A2144A	4.99	9-15-2049	22,900,000	22,626,205
Saluda Grade Alternative Mortgage Trust Series 2023- FIG3 Class A144A±±	7.07	8-25-2053	8,413,223	8,749,353
Saluda Grade Alternative Mortgage Trust Series 2023- FIG4 Class A144A±±	6.72	11-25-2053	8,383,093	8,674,545
SEB Funding LLC Series 2021-1A Class A2144A	4.97	1-30-2052	4,114,688	4,043,319
Service Experts Issuer LLC Series 2021-1A Class A144A	2.67	2-2-2032	3,213,261	3,124,783
Service Experts Issuer LLC Series 2021-1A Class B144A	3.28	2-2-2032	6,445,000	6,032,844
Service Experts Issuer LLC Series 2024-1A Class A144A	6.39	11-20-2035	10,533,879	10,776,630
ServiceMaster Funding LLC Series 2020-1 Class A2II144A	3.34	1-30-2051	2,753,501	2,414,279
SESAC Finance LLC Series 2024-1 Class A2144A	6.42	1-25-2054	2,326,500	2,352,917
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	5.74	12-17-2068	2,698,875	2,702,388
Sotheby’s Artfi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	10,600,000	10,747,682
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class BR (U.S. SOFR 3 Month+1.81%)144A±	6.11	4-15-2030	10,340,000	10,361,412
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 9

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97%	9-25-2037	$1,487,565	$1,385,405
Stack Infrastructure Issuer LLC Series 2024-1A Class A2144A	5.90	3-25-2049	1,500,000	1,529,988
Starwood Ltd. Series 2022-FL3 Class A (30 Day Average U.S. SOFR+1.35%)144A±	5.69	11-15-2038	924,808	922,496
Store Master Funding I-VII XIV XIX XX XXIV Series 2023-1A Class A1144A	6.19	6-20-2053	6,938,750	7,047,209
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	8,478,750	8,445,874
Subway Funding LLC Series 2024-3A Class A23144A	5.91	7-30-2054	2,194,500	2,234,633
Switch ABS Issuer LLC Series 2024-1A Class A2144A	6.28	3-25-2054	4,890,000	5,009,016
Switch ABS Issuer LLC Series 2024-2A Class A2144A	5.44	6-25-2054	13,115,000	13,113,528
Taco Bell Funding LLC Series 2021-1A Class A23144A	2.54	8-25-2051	491,250	419,408
TierPoint Issuer LLC Series 2023-1A Class A2144A	6.00	6-25-2053	20,340,000	20,379,757
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	2,769,000	2,813,219
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	5.96	2-15-2039	1,216,429	1,216,457
TSC SPV Funding LLC Series 2024-1A Class A2144A	6.29	8-20-2054	7,157,063	7,196,887
Vantage Data Centers Issuer LLC Series 2020-1A Class A2144A	1.65	9-15-2045	2,340,000	2,297,941
Venture 44 CLO Ltd. Series 2021-44A Class A1NR (U.S. SOFR 3 Month+1.14%)144A±	5.43	10-20-2034	4,650,000	4,656,975
Venture CLO Ltd. Series 2017-30A Class B (U.S. SOFR 3 Month+1.86%)144A±	6.16	1-15-2031	250,000	250,517
Vertical Bridge Holdings LLC Series 2020-2A Class B144A	3.23	9-15-2050	5,000,000	4,923,390
Wendy’s Funding LLC Series 2021-1A Class A2II144A	2.78	6-15-2051	530,748	465,471
Westgate Resorts LLC Series 2022-1A Class C144A	2.49	8-20-2036	4,195,046	4,125,726
Wingstop Funding LLC Series 2024-1A Class A2144A	5.86	12-5-2054	9,500,000	9,710,438
Zais CLO 6 Ltd. Series 2017-1A Class CR (U.S. SOFR 3 Month+2.91%)144A±	7.21	7-15-2029	4,654,934	4,663,038
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	4,747,800	4,391,616
Ziply Fiber Issuer LLC Series 2024-1A Class A2144A	6.64	4-20-2054	35,125,000	36,254,423
Total asset-backed securities (Cost $941,353,302)				949,935,705

	Shares
Common stocks: 0.00%
Financials: 0.00%
Financial services: 0.00%
Unifin Financiera SAB de CV♦†	305,668	0
Total common stocks (Cost $0)		0
The accompanying notes are an integral part of these financial statements.
10 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 19.30%
Basic materials: 0.37%
Chemicals: 0.32%
LYB International Finance III LLC	5.50%	3-1-2034	$7,130,000	$7,154,786
Solvay Finance America LLC144A	5.85	6-4-2034	19,750,000	20,362,211
Westlake Corp.	1.63	7-17-2029	2,750,000	2,666,900
				30,183,897
Mining: 0.05%
Glencore Funding LLC144A	3.38	9-23-2051	6,715,000	4,544,344
Communications: 1.28%
Internet: 0.14%
Booking Holdings, Inc.	4.13	5-12-2033	2,500,000	2,744,257
MercadoLibre, Inc.	3.13	1-14-2031	12,050,000	10,591,372
				13,335,629
Media: 0.94%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	17,600,000	14,753,552
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	9,860,000	6,137,191
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	8,910,000	5,918,627
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	12-1-2061	19,550,000	13,474,050
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	13,853,000	14,307,149
News Corp.144A	3.88	5-15-2029	24,905,000	23,550,781
Time Warner Cable LLC	5.50	9-1-2041	10,605,000	9,377,526
				87,518,876
Telecommunications: 0.20%
AT&T, Inc.	3.55	9-15-2055	12,565,000	8,713,027
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	9,925,500	9,986,235
				18,699,262
Consumer, cyclical: 3.43%
Airlines: 0.95%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	14,381,691	13,975,531
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	8,260,000	8,214,236
British Airways Pass-Through Trust Series 2020-1 Class A144A	4.25	11-15-2032	4,657,851	4,516,952
Delta Air Lines Pass-Through Trust Series 2020-1 Class AA	2.00	6-10-2028	2,868,890	2,686,125
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	32,175,000	31,966,682
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	12,514,000	12,599,646
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 11

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines(continued)
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88%	1-15-2026	$11,683,200	$11,637,944
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	2,861,165	2,931,625
				88,528,741
Auto manufacturers: 0.95%
BMW U.S. Capital LLC144A	4.85	8-13-2031	11,165,000	11,155,146
Ford Motor Co.	3.25	2-12-2032	18,765,000	15,662,427
Ford Motor Co.	6.10	8-19-2032	9,740,000	9,640,199
Ford Motor Credit Co. LLC	4.00	11-13-2030	13,000,000	11,834,909
General Motors Financial Co., Inc.	5.45	9-6-2034	14,500,000	14,181,972
General Motors Financial Co., Inc.	5.85	4-6-2030	15,005,000	15,373,253
Hyundai Capital America144A	1.30	1-8-2026	4,405,000	4,283,411
Hyundai Capital America144A	5.30	3-19-2027	3,965,000	4,007,122
Hyundai Capital America144A	5.65	6-26-2026	2,285,000	2,312,585
				88,451,024
Entertainment: 0.41%
Cinemark USA, Inc.144A	5.25	7-15-2028	700,000	685,337
Warnermedia Holdings, Inc.	4.28	3-15-2032	14,345,000	12,886,549
Warnermedia Holdings, Inc.	5.14	3-15-2052	32,280,000	24,915,081
				38,486,967
Leisure time: 0.17%
Sabre Global, Inc.144A	10.75	11-15-2029	15,358,000	16,367,275
Lodging: 0.17%
Las Vegas Sands Corp.	6.20	8-15-2034	9,370,000	9,617,649
Marriott International, Inc.	5.50	4-15-2037	6,300,000	6,325,138
				15,942,787
Retail: 0.32%
Group 1 Automotive, Inc.144A	6.38	1-15-2030	2,235,000	2,275,031
Kohl’s Corp.	4.63	5-1-2031	5,025,000	3,918,284
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	10,250,000	9,939,092
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	4,145,000	3,935,749
Sonic Automotive, Inc.144A	4.63	11-15-2029	6,710,000	6,316,577
Victra Holdings LLC/Victra Finance Corp.144A	8.75	9-15-2029	3,050,000	3,241,252
				29,625,985
Toys/games/hobbies: 0.46%
Hasbro, Inc.	6.05	5-14-2034	15,755,000	16,228,757
Mattel, Inc.144A	5.88	12-15-2027	26,340,000	26,450,549
				42,679,306
Consumer, non-cyclical: 1.46%
Agriculture: 0.11%
Altria Group, Inc.	1.70	6-15-2025	2,000,000	2,067,347
The accompanying notes are an integral part of these financial statements.
12 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agriculture(continued)
BAT Capital Corp.	4.76%	9-6-2049	$9,570,000	$8,035,420
Reynolds American, Inc.	7.00	8-4-2041	465,000	496,846
				10,599,613
Commercial services: 0.51%
Ashtead Capital, Inc.144A	5.55	5-30-2033	12,205,000	12,255,104
CoreCivic, Inc.	8.25	4-15-2029	2,000,000	2,120,186
GEO Group, Inc.	8.63	4-15-2029	2,190,000	2,318,329
GEO Group, Inc.	10.25	4-15-2031	1,135,000	1,243,574
Global Payments, Inc.	5.95	8-15-2052	17,225,000	17,202,530
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2026	5,630,000	5,290,775
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2027	1,050,000	926,243
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2028	1,150,000	951,412
Upbound Group, Inc.144A	6.38	2-15-2029	5,750,000	5,623,116
				47,931,269
Food: 0.11%
Kroger Co.	5.65	9-15-2064	10,225,000	9,937,800
Healthcare-products: 0.06%
Danaher Corp.	2.50	3-30-2030	5,000,000	5,094,010
Healthcare-services: 0.45%
DaVita, Inc.144A	6.88	9-1-2032	10,500,000	10,666,278
HCA, Inc.	5.25	3-1-2030	7,905,000	8,012,806
HCA, Inc.	5.95	9-15-2054	10,465,000	10,270,179
Highmark, Inc.144A	2.55	5-10-2031	10,000,000	8,343,950
UnitedHealth Group, Inc.	5.63	7-15-2054	4,860,000	4,850,598
				42,143,811
Pharmaceuticals: 0.22%
Viatris, Inc.	4.00	6-22-2050	29,407,000	20,238,897
Energy: 2.18%
Oil & gas: 1.53%
APA Corp.144A	5.25	2-1-2042	5,921,000	5,089,796
BP Capital Markets America, Inc.	5.23	11-17-2034	36,000,000	36,327,589
ConocoPhillips Co.	5.50	1-15-2055	21,010,000	20,592,351
ConocoPhillips Co.	5.65	1-15-2065	3,975,000	3,896,673
Coterra Energy, Inc.	5.40	2-15-2035	11,360,000	11,251,743
Coterra Energy, Inc.	5.90	2-15-2055	7,375,000	7,194,467
Devon Energy Corp.	5.25	10-15-2027	1,672,000	1,674,272
EOG Resources, Inc.	5.65	12-1-2054	18,140,000	18,294,886
Expand Energy Corp.	5.38	3-15-2030	24,810,000	24,662,036
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 13

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Occidental Petroleum Corp.	6.05%	10-1-2054	$6,820,000	$6,591,578
Occidental Petroleum Corp.	6.13	1-1-2031	6,849,000	7,108,687
				142,684,078
Pipelines: 0.65%
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	3,575,000	3,801,258
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	6,325,000	6,334,443
Enterprise Products Operating LLC	5.55	2-16-2055	10,505,000	10,421,073
Harvest Midstream I LP144A	7.50	5-15-2032	1,415,000	1,483,141
Prairie Acquiror LP144A	9.00	8-1-2029	5,050,000	5,233,633
Rockies Express Pipeline LLC144A	6.88	4-15-2040	1,000,000	986,129
South Bow USA Infrastructure Holdings LLC144A	5.03	10-1-2029	16,250,000	16,161,897
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	12,345,000	11,980,536
Venture Global LNG, Inc.144A	9.50	2-1-2029	4,520,000	4,991,445
				61,393,555
Financial: 7.43%
Banks: 3.32%
Bank of America Corp. (U.S. SOFR+1.31%)±	5.51	1-24-2036	16,570,000	16,931,663
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52	10-25-2035	10,765,000	10,654,817
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	16,330,000	16,124,747
Bank of America Corp. (U.S. SOFR 3 Month+1.84%)±	3.82	1-20-2028	6,200,000	6,112,261
Goldman Sachs Group, Inc. (U.S. SOFR+1.25%)±	2.38	7-21-2032	5,720,000	4,906,095
Goldman Sachs Group, Inc. (U.S. SOFR+1.55%)±	5.33	7-23-2035	8,785,000	8,789,916
HSBC USA, Inc.	5.63	3-17-2025	3,695,000	3,695,972
JPMorgan Chase & Co. (U.S. SOFR+1.02%)±	2.07	6-1-2029	14,465,000	13,348,273
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	13,975,000	14,125,434
JPMorgan Chase & Co. (U.S. SOFR+1.45%)±	5.30	7-24-2029	5,170,000	5,267,335
JPMorgan Chase & Co. (U.S. SOFR+1.75%)±	4.57	6-14-2030	17,530,000	17,397,896
JPMorgan Chase & Co. (U.S. SOFR+1.85%)±	5.35	6-1-2034	9,360,000	9,530,498
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.70%)±	1.04	2-4-2027	8,275,000	8,016,349
Morgan Stanley (U.S. SOFR+1.20%)±	2.51	10-20-2032	12,080,000	10,391,370
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	7,235,000	7,292,850
Morgan Stanley (U.S. SOFR+1.36%)±	2.48	9-16-2036	17,525,000	14,576,386
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	8,265,000	8,369,704
Morgan Stanley (U.S. SOFR+1.71%)±	5.52	11-19-2055	12,570,000	12,551,945
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	9,225,000	9,344,045
Morgan Stanley (U.S. SOFR+1.83%)±	6.41	11-1-2029	14,845,000	15,663,070
Morgan Stanley (U.S. SOFR+1.99%)±	2.19	4-28-2026	17,265,000	17,197,656
National Securities Clearing Corp.144A	5.00	5-30-2028	5,165,000	5,243,090
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	19,355,000	21,572,638
U.S. Bancorp (U.S. SOFR+1.86%)±	5.68	1-23-2035	5,605,000	5,760,445
U.S. Bancorp (U.S. SOFR+2.26%)±	5.84	6-12-2034	17,850,000	18,545,153
Wells Fargo & Co. (U.S. SOFR+1.11%)±	5.24	1-24-2031	10,410,000	10,580,519
The accompanying notes are an integral part of these financial statements.
14 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Wells Fargo & Co. (U.S. SOFR+1.50%)±	3.35%	3-2-2033	$8,085,000	$7,262,920
Wells Fargo & Co. (U.S. SOFR 3 Month+4.50%)±	5.01	4-4-2051	11,530,000	10,648,251
				309,901,298
Diversified financial services: 0.98%
Aircastle Ltd.144A	5.95	2-15-2029	25,850,000	26,637,314
Aircastle Ltd./Aircastle Ireland DAC144A	5.25	3-15-2030	4,795,000	4,816,331
Charles Schwab Corp. (U.S. SOFR+2.01%)±	6.14	8-24-2034	28,710,000	30,703,939
Citadel Finance LLC144A	3.38	3-9-2026	13,500,000	13,247,977
Citadel Finance LLC144A	5.90	2-10-2030	9,500,000	9,537,639
Computershare U.S., Inc.	1.13	10-7-2031	7,450,000	6,691,433
				91,634,633
Insurance: 1.63%
200 Park Funding Trust144A%%	5.74	2-15-2055	9,675,000	9,779,140
Arthur J Gallagher & Co.	5.75	7-15-2054	4,700,000	4,750,197
Athene Global Funding	0.37	9-10-2026	600,000	599,599
Cincinnati Financial Corp.	6.13	11-1-2034	6,850,000	7,288,083
CNO Financial Group, Inc.	6.45	6-15-2034	21,026,000	22,254,014
Essent Group Ltd.	6.25	7-1-2029	12,910,000	13,326,011
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	13,670,000	12,017,264
MetLife, Inc. Series G (5 Year Treasury Constant Maturity+3.58%)ʊ±	3.85	9-15-2025	12,859,000	12,736,033
National Life Insurance Co. (3 Month LIBOR+3.31%)144A±	5.25	7-19-2068	1,668,000	1,415,128
NMI Holdings, Inc.	6.00	8-15-2029	10,445,000	10,619,067
Northwestern Mutual Life Insurance Co.144A	3.63	9-30-2059	17,534,000	12,214,076
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	12,310,000	11,408,953
Pine Street Trust III144A	6.22	5-15-2054	16,645,000	17,454,644
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.16%)±	5.13	3-1-2052	3,720,000	3,540,712
Transatlantic Holdings, Inc.	8.00	11-30-2039	6,994,000	8,766,426
Unum Group144A	4.05	8-15-2041	4,513,000	3,679,211
				151,848,558
Investment Companies: 0.09%
Ares Capital Corp. BDC	2.88	6-15-2028	8,835,000	8,254,474
REITs: 1.41%
Brandywine Operating Partnership LP	8.30	3-15-2028	7,370,000	7,796,023
EPR Properties	3.60	11-15-2031	10,560,000	9,486,921
Essential Properties LP	2.95	7-15-2031	27,848,000	24,144,224
Iron Mountain, Inc.144A	4.50	2-15-2031	3,760,000	3,487,842
Mid-America Apartments LP	4.95	3-1-2035	6,830,000	6,753,196
Omega Healthcare Investors, Inc.	3.63	10-1-2029	13,750,000	12,900,504
Piedmont Operating Partnership LP	2.75	4-1-2032	4,390,000	3,561,420
Piedmont Operating Partnership LP	9.25	7-20-2028	11,353,000	12,542,250
Realty Income Corp.	5.13	7-6-2034	7,700,000	8,883,945
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 15

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
Sabra Health Care LP	5.13%	8-15-2026	$21,040,000	$21,125,037
SBA Tower Trust144A	1.63	11-15-2026	6,595,000	6,240,971
Starwood Property Trust, Inc.144A	6.50	7-1-2030	7,055,000	7,157,516
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	4.75	9-17-2044	9,557,000	8,099,719
				132,179,568
Industrial: 0.60%
Aerospace/defense: 0.16%
Boeing Co.	5.81	5-1-2050	10,850,000	10,465,662
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	3,745,000	4,146,146
				14,611,808
Building materials: 0.05%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	5,000,000	4,740,015
Electronics: 0.05%
Sensata Technologies, Inc.144A	6.63	7-15-2032	4,125,000	4,194,906
Packaging & containers: 0.07%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	6,950,000	6,915,906
Trucking & leasing: 0.27%
Fortress Transportation & Infrastructure Investors LLC144A	7.00	6-15-2032	24,680,000	25,254,921
Technology: 0.82%
Computers: 0.07%
Kyndryl Holdings, Inc.	2.05	10-15-2026	6,473,000	6,209,008
Semiconductors: 0.58%
Entegris, Inc.144A	4.75	4-15-2029	11,500,000	11,113,767
Foundry JV Holdco LLC144A	6.20	1-25-2037	29,865,000	31,369,052
Foundry JV Holdco LLC144A	6.30	1-25-2039	5,475,000	5,809,208
Intel Corp.	5.60	2-21-2054	6,795,000	6,308,196
				54,600,223
Software: 0.17%
Cloud Software Group, Inc.144A	8.25	6-30-2032	10,000,000	10,369,130
Oracle Corp.	3.85	4-1-2060	7,235,000	5,093,301
				15,462,431
Utilities: 1.73%
Electric: 1.57%
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055	15,560,000	15,705,523
Duke Energy Corp.	3.10	6-15-2028	2,600,000	2,716,866
Duke Energy Corp.	3.85	6-15-2034	7,400,000	7,747,971
Duke Energy Indiana LLC	5.40	4-1-2053	8,165,000	7,936,955
The accompanying notes are an integral part of these financial statements.
16 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric(continued)
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63%	12-15-2054		$11,345,000	$11,867,154
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055		14,445,000	14,430,436
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055		12,235,000	12,092,030
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055		16,845,000	16,612,876
Southern California Edison Co.	3.65	2-1-2050		1,655,000	1,173,506
Southern California Edison Co.	5.75	4-15-2054		9,175,000	8,820,618
Southern California Edison Co.	5.90	3-1-2055		14,670,000	14,551,885
Southwestern Public Service Co.	6.00	6-1-2054		5,485,000	5,665,281
Vistra Operations Co. LLC144A	3.70	1-30-2027		27,750,000	27,150,921
					146,472,022
Gas: 0.16%
Brooklyn Union Gas Co.144A	6.39	9-15-2033		14,390,000	15,315,592
Total corporate bonds and notes (Cost $1,790,015,719)					1,801,982,489
Foreign corporate bonds and notes: 4.13%
Communications: 0.96%
Internet: 0.07%
United Group BV144A	6.50	10-31-2031	EUR	6,500,000	6,928,200
Media: 0.06%
Tele Columbus AG (PIK at 10.00%)144A¥	10.00	1-1-2029	EUR	3,469,883	3,104,589
Ziggo Bond Co. BV144A	3.38	2-28-2030	EUR	2,500,000	2,301,620
					5,406,209
Telecommunications: 0.83%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	6,110,000	8,281,414
Eutelsat SA	1.50	10-13-2028	EUR	5,600,000	4,147,013
Fibercop SpA	1.63	1-18-2029	EUR	5,824,000	5,534,490
Koninklijke KPN NV	3.88	7-3-2031	EUR	4,600,000	4,998,585
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	6,626,000	6,888,574
SES SA (EURIBOR ICE Swap Rate 11:00am+3.19%)ʊ±	2.88	5-27-2026	EUR	2,800,000	2,748,458
Tele2 AB	0.75	3-23-2031	EUR	15,400,000	14,154,638
Telecom Italia SpA	1.63	1-18-2029	EUR	3,376,000	3,256,946
Telefonaktiebolaget LM Ericsson	1.00	5-26-2029	EUR	1,550,000	1,473,566
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	7,000,000	7,842,364
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	6,500,000	6,817,618
Vodafone Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.48%)±	3.00	8-27-2080	EUR	4,535,000	4,468,080
Zegona Finance PLC144A	6.75	7-15-2029	EUR	6,230,000	6,884,057
					77,495,803
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 17

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Consumer, cyclical: 0.56%
Auto manufacturers: 0.02%
Stellantis NV	2.00%	3-20-2025	EUR	1,800,000	$1,866,602
Auto parts & equipment: 0.04%
Forvia SE	7.25	6-15-2026	EUR	3,262,000	3,471,747
Entertainment: 0.31%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	6,990,000	7,426,493
Allwyn Entertainment Financing U.K. PLC144A	7.25	4-30-2030	EUR	2,000,000	2,219,929
Banijay Entertainment SASU144A	7.00	5-1-2029	EUR	5,640,000	6,150,662
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	6,885,000	7,546,556
International Game Technology PLC144A	3.50	6-15-2026	EUR	1,500,000	1,554,469
Universal Music Group NV	4.00	6-13-2031	EUR	3,800,000	4,126,490
					29,024,599
Leisure time: 0.13%
TUI AG	5.88	3-15-2029	EUR	5,030,000	5,441,507
TUI Cruises GmbH144A	5.00	5-15-2030	EUR	6,027,000	6,414,980
					11,856,487
Lodging: 0.06%
AccorInvest Group SA	5.50	11-15-2031	EUR	5,400,000	5,784,786
Consumer, non-cyclical: 0.61%
Agriculture: 0.06%
BAT International Finance PLC	2.25	1-16-2030	EUR	5,250,000	5,234,038
Beverages: 0.04%
Anheuser-Busch InBev SA	1.13	7-1-2027	EUR	4,000,000	4,016,535
Commercial services: 0.22%
Nexi SpA	2.13	4-30-2029	EUR	6,000,000	5,967,666
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	3,000,000	3,176,935
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	3,000,000	3,281,242
Verisure Holding AB	5.50	5-15-2030	EUR	5,445,000	5,886,008
Verisure Holding AB144A	9.25	10-15-2027	EUR	2,020,000	2,201,057
					20,512,908
Food: 0.18%
Iceland Bondco PLC	10.88	12-15-2027	GBP	6,930,000	9,339,612
Market Bidco Finco PLC	5.50	11-4-2027	GBP	5,400,000	6,622,841
Sigma Holdco BV144A	5.75	5-15-2026	EUR	409,860	423,788
					16,386,241
Healthcare-services: 0.06%
Ephios Subco 3 Sarl	7.88	1-31-2031	EUR	5,000,000	5,634,770
Pharmaceuticals: 0.05%
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.11%)±	3.13	11-12-2079	EUR	5,000,000	4,979,435
The accompanying notes are an integral part of these financial statements.
18 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Energy: 0.11%
Oil & gas: 0.11%
Aker BP ASA	1.13%	5-12-2029	EUR	1,200,000	$1,151,901
Repsol International Finance BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.77%)ʊ±	2.50	12-22-2026	EUR	2,000,000	2,036,193
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	7,700,000	7,561,192
					10,749,286
Financial: 0.95%
Banks: 0.76%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	5,700,000	5,875,938
Banco de Sabadell SA (EURIBOR ICE Swap Rate 11:00am+2.40%)±	5.50	9-8-2029	EUR	5,100,000	5,702,866
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	5,400,000	5,857,311
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	2,800,000	3,128,011
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	4,700,000	5,247,328
Deutsche Bank AG (3 Month EURIBOR+1.50%)±	4.13	4-4-2030	EUR	5,000,000	5,354,162
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	3,500,000	3,882,388
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	5,800,000	6,670,937
Nordea Bank Abp (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.00%)ʊ±	3.50	3-12-2025	EUR	11,000,000	11,410,939
Nykredit Realkredit AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.57%)ʊ±	4.13	4-15-2026	EUR	5,400,000	5,611,105
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	5,900,000	6,666,949
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+4.95%)±	7.75	3-1-2029	EUR	4,700,000	5,541,836
					70,949,770
Diversified financial services: 0.08%
Sherwood Financing PLC	4.50	11-15-2026	EUR	7,338,000	7,602,558
Insurance: 0.03%
AXA SA	3.63	1-10-2033	EUR	2,950,000	3,203,080
Real estate: 0.08%
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	6,850,000	6,963,729
Government securities: 0.10%
Multi-national: 0.10%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	10,350,000	9,267,550
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 19

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Industrial: 0.16%
Engineering & construction: 0.05%
Infrastrutture Wireless Italiane SpA	1.75%	4-19-2031	EUR	4,800,000	$4,638,656
Machinery-diversified: 0.04%
Nova Alexandre III SAS (3 Month EURIBOR+5.25%)144A±	8.04	7-15-2029	EUR	3,625,000	3,759,491
Packaging & containers: 0.07%
OI European Group BV	6.25	5-15-2028	EUR	5,750,000	6,176,773
Technology: 0.19%
Computers: 0.19%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	6,025,000	6,430,908
Teleperformance SE	5.75	11-22-2031	EUR	10,300,000	11,548,625
					17,979,533
Utilities: 0.49%
Electric: 0.30%
Enel Finance International NVøø	0.75	6-17-2030	EUR	2,100,000	1,942,051
Enel Finance International NV	4.00	2-20-2031	EUR	8,000,000	8,745,074
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	3,180,000	3,450,516
RWE AG	2.75	5-24-2030	EUR	8,330,000	8,608,201
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	4,713,000	5,328,370
					28,074,212
Gas: 0.09%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	8,250,000	8,053,291
Water: 0.10%
Holding d’Infrastructures des Metiers de l’Environnement	4.50	4-6-2027	EUR	1,400,000	1,474,947
Holding d’Infrastructures des Metiers de l’Environnement	4.88	10-24-2029	EUR	7,317,000	7,830,430
					9,305,377
Total foreign corporate bonds and notes (Cost $387,473,204)					385,321,666
Foreign government bonds: 2.88%
Australia: 0.30%
Australia	2.75	11-21-2028	AUD	46,200,000	27,662,024
Brazil: 0.67%
Brazil	10.00	1-1-2027	BRL	400,000,000	62,936,812
Indonesia: 0.23%
Indonesia	6.88	4-15-2029	IDR	355,000,000,000	21,446,971
The accompanying notes are an integral part of these financial statements.
20 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Malaysia: 0.24%
Malaysia	3.50%	5-31-2027	MYR	30,000,000	$6,731,361
Malaysia	3.88	3-14-2025	MYR	69,575,000	15,593,999
					22,325,360
South Africa: 0.24%
Republic of South Africa	8.00	1-31-2030	ZAR	446,075,000	22,785,778
United Kingdom: 1.20%
U.K. Gilts	3.25	1-31-2033	GBP	48,195,000	56,144,891
U.K. Gilts	4.13	7-22-2029	GBP	44,140,000	55,450,052
					111,594,943
Total foreign government bonds (Cost $273,699,000)					268,751,888

	Shares
Investment companies: 0.08%
Exchange-traded funds: 0.08%
SPDR Portfolio High Yield Bond ETF	319,925	7,627,012
Total investment companies (Cost $7,259,098)		7,627,012

			Principal
Loans: 0.21%
Communications: 0.00%
Media: 0.00%
DirecTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	9.55	8-2-2027	$447,772	447,893
Consumer, cyclical: 0.02%
Airlines: 0.01%
American Airlines, Inc. (U.S. SOFR 3 Month+4.75%)±	9.30	4-20-2028	1,028,950	1,049,786
Retail: 0.01%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.84	3-3-2028	900,000	828,846
Consumer, non-cyclical: 0.08%
Healthcare-services: 0.08%
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.08	7-1-2031	7,499,812	5,968,576
Modivcare, Inc. (U.S. SOFR 3 Month+8.50%)‡±	12.79	1-9-2026	1,294,283	1,242,511
				7,211,087
Financial: 0.11%
Insurance: 0.11%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.69	12-23-2026	9,829,003	9,817,798
Total loans (Cost $20,695,691)				19,355,410
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 21

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 0.04%
Illinois: 0.02%
Housing revenue: 0.02%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B (AGM Insured)¤	0.00%	6-15-2026	$1,975,000	$1,899,822
Tax revenue: 0.00%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B CAB¤	0.00	12-15-2051	765,000	210,479
				2,110,301
Pennsylvania: 0.02%
Housing revenue: 0.02%
Commonwealth Financing Authority Pennsylvania Series A	4.14	6-1-2038	1,995,000	1,866,368
Total municipal obligations (Cost $3,970,219)				3,976,669
Non-agency mortgage-backed securities: 5.76%
A&D Mortgage Trust Series 2024-NQM4 Class A1144A	5.46	8-25-2069	2,971,254	2,968,495
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	1,857,446	1,865,013
A&D Mortgage Trust Series 2024-NQM6 Class A2144A±±	5.92	1-25-2070	739,921	742,735
Agate Bay Mortgage Trust Series 2015-3 Class B3144A±±	3.46	4-25-2045	461,065	394,039
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	2,747,772	2,400,435
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	581,848	551,979
Angel Oak Mortgage Trust Series 2024-10 Class A1144A±±	5.35	10-25-2069	10,327,299	10,326,569
BAHA Trust Series 2024-MAR Class B144A±±	7.07	12-10-2041	20,000,000	20,994,350
Bank Series 2022-BNK44 Class A5±±	5.74	11-15-2055	1,085,000	1,144,468
BBCMS Mortgage Trust Series 2024-5C25 Class AS±±	6.36	3-15-2057	14,415,000	15,034,937
Benchmark Mortgage Trust Series 2022-B33 Class A5	3.46	3-15-2055	14,391,000	13,016,749
Benchmark Mortgage Trust Series 2022-B35 Class A5±±	4.44	5-15-2055	21,565,000	20,647,170
BMO Mortgage Trust Series 2023-C4 Class A5±±	5.12	2-15-2056	7,705,000	7,815,551
BMO Mortgage Trust Series 2024-C8 Class AS±±	5.91	3-15-2057	10,685,000	11,187,326
BPR Trust Series 2022-OANA Class A (U.S. SOFR 1 Month+1.90%)144A±	6.21	4-15-2037	5,000,000	5,006,244
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A±±	2.72	11-25-2059	274,066	270,842
BX Commercial Mortgage Trust Series 2023-VLT3 Class B (U.S. SOFR 1 Month+2.69%)144A±	7.00	11-15-2028	13,250,000	13,051,250
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	4,975,000	4,619,573
BX Trust Series 2021-ARIA Class A (U.S. SOFR 1 Month+1.01%)144A±	5.33	10-15-2036	5,322,000	5,318,674
The accompanying notes are an integral part of these financial statements.
22 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	6.32%	10-15-2036	$9,836,000	$9,823,705
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	1,000,000	973,259
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	6.95	2-15-2041	10,995,000	10,843,819
CD Mortgage Trust Series 2017-CD6 Class A5	3.46	11-13-2050	1,035,000	997,426
CHNGE Mortgage Trust Series 2022-1 Class A1144A±±	3.01	1-25-2067	5,016,414	4,712,355
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	3.76	3-25-2067	1,093,018	1,049,818
CHNGE Mortgage Trust Series 2023-3 Class A1144A±±	7.10	7-25-2058	1,259,415	1,274,850
CHNGE Mortgage Trust Series 2023-4 Class A1144A±±	7.57	9-25-2058	4,437,121	4,515,758
COLT Mortgage Loan Trust Series 2022-7 Class A1144A±±	5.16	4-25-2067	4,741,800	4,711,698
COMM Mortgage Trust Series 2024-277P Class C144A±±	7.00	8-10-2044	5,000,000	5,224,258
CRSO Trust Series 2023±±	7.12	7-10-2040	17,995,000	18,878,326
CSMC Trust Series 2013-IVR2 Class B4144A±±	3.39	4-25-2043	480,586	433,325
CSMC Trust Series 2014-IVR2 Class A2144A±±	3.82	4-25-2044	1,060,061	997,052
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057	2,045,748	1,967,467
CSMC Trust Series 2021-AFC1 Class A2144A±±	1.07	3-25-2056	4,352,567	3,586,058
CSMLT Trust Series 2015-1 Class B4144A±±	3.81	5-25-2045	2,093,489	1,961,298
DBSG Mortgage Trust Series 2024-ALTA Class A144A±±	5.95	6-10-2037	13,810,000	14,034,034
DBSG Mortgage Trust Series 2024-ALTA Class B144A±±	6.38	6-10-2037	3,015,000	3,064,874
Deephaven Residential Mortgage Trust Series 2021-3 Class A2144A±±	1.40	8-25-2066	2,254,531	1,973,688
Finance of America Structured Securities Trust Series 2024-S2 Class A1144A±±	3.50	4-25-2074	24,736,786	23,762,577
Finance of America Structured Securities Trust Series 2024-S4 Class A1144A	3.50	11-25-2074	11,845,775	11,213,602
Financial Asset Securitization, Inc. Series 1997-NAM2 Class B2†±±	8.00	7-25-2027	15,908	2
Fontainebleau Miami Beach Mortgage Trust Series 2024- FBLU Class D (U.S. SOFR 1 Month+2.60%)144A±	6.91	12-15-2039	3,175,000	3,190,875
FREMF Mortgage Trust Series 2020-KF76 Class B (30 Day Average U.S. SOFR+2.86%)144A±	7.19	1-25-2030	4,186,165	4,097,095
GCAT Trust Series 2019-RPL1 Class A1144A±±	2.65	10-25-2068	1,225,197	1,182,840
GCAT Trust Series 2022-NQM3 Class A1144A±±	4.35	4-25-2067	1,033,330	1,016,743
GS Mortgage Securities Trust Series 2017-GS7 Class A3	3.17	8-10-2050	990,000	959,336
GS Mortgage Securities Trust Series 2019-GSA1 Class C±±	3.80	11-10-2052	500,000	457,247
GS Mortgage-Backed Securities Corp. Trust Series 2019- PJ2 Class A4144A±±	4.00	11-25-2049	141,718	133,389
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1144A±±	3.75	7-25-2061	12,516,877	12,082,063
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1144A±±	3.90	9-25-2061	488,365	474,097
Harvest Commercial Capital Loan Trust Series 2024-1 Class A	6.16	10-25-2056	9,627,214	9,947,017
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1144A±±	1.38	10-25-2055	568,650	528,976
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 23

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07%	6-25-2056	$1,143,469	$987,632
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A2144A±±	1.36	9-25-2056	3,725,020	3,123,442
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.43	5-25-2067	17,223,000	15,049,635
JPMBB Commercial Mortgage Securities Trust Series 2013-C15 Class D144A±±	4.75	11-15-2045	2,944,915	2,493,227
JPMorgan Mortgage Trust Series 2013-3 Class B4144A±±	3.34	7-25-2043	3,616,907	2,792,555
JPMorgan Mortgage Trust Series 2014-2 Class B4144A±±	3.41	6-25-2029	1,215,000	1,126,929
JPMorgan Mortgage Trust Series 2020-1 Class A15144A±±	3.50	6-25-2050	1,026,107	922,491
JPMorgan Mortgage Trust Series 2025-CES1 Class A3144A±±	6.07	5-25-2055	500,000	505,373
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	590,262	553,335
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	2,650,000	2,383,634
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	1,209,163	1,124,096
MFA Trust Series 2021-NQM1 Class A2144A±±	1.38	4-25-2065	1,951,725	1,815,001
MFA Trust Series 2022-NQM2 Class A1144A±±	4.00	5-25-2067	5,809,737	5,610,199
Mill City Mortgage Loan Trust Series 2019-GS1 Class M2144A±±	3.25	7-25-2059	4,592,000	4,102,547
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B2144A±±	2.50	11-25-2060	5,731,000	4,394,460
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B±±	3.31	9-15-2049	4,610,000	4,248,487
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	6,695,000	6,025,500
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1144A±±	3.25	7-25-2059	10,800,000	9,671,025
NYMT Loan Trust Series 2024-CP1 Class A1144A±±	3.75	2-25-2068	2,687,395	2,512,743
OBX Trust Series 2020-INV1 Class A21144A±±	3.50	12-25-2049	1,389,442	1,249,987
OBX Trust Series 2022-NQM7 Class A1144A±±	5.11	8-25-2062	4,270,617	4,255,022
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	5.38	1-15-2036	8,160,000	7,915,200
OPG Trust Series 2021-PORT Class A (U.S. SOFR 1 Month+0.60%)144A±	4.91	10-15-2036	1,840,188	1,830,987
PRPM LLC Series 2024-2 Class A1144A±±	7.03	3-25-2029	11,364,866	11,463,362
PRPM LLC Series 2024-NQM3 Class A1144A±±	5.23	8-25-2069	13,272,193	13,215,883
RCKT Mortgage Trust Series 2023-CES2 Class A1A144A±±	6.81	9-25-2043	7,845,636	7,964,642
RCKT Mortgage Trust Series 2024-CES9 Class A1A144A±±	5.58	12-25-2044	7,131,365	7,184,214
Residential Mortgage Loan Trust Series 2020-1 Class M1144A±±	3.24	1-26-2060	5,000,000	4,802,725
Residential Mortgage Loan Trust Series 2021-1R Class A2144A±±	1.10	1-25-2065	455,825	434,849
ROCK Trust Series 2024-CNTR Class B144A	5.93	11-13-2041	15,445,000	15,799,382
The accompanying notes are an integral part of these financial statements.
24 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Saluda Grade Alternative Mortgage Trust Series 2024- CES1 Class A1144A±±	6.31%	3-25-2054	$6,174,953	$6,296,740
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class A2B144A±±	4.14	1-5-2043	3,000,000	2,688,714
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class D144A±±	4.39	1-5-2043	1,927,000	1,579,353
SG Residential Mortgage Trust Series 2021-1 Class A2144A±±	1.36	7-25-2061	5,275,817	4,276,422
Shellpoint Co-Originator Trust Series 2016-1 Class B2144A±±	3.54	11-25-2046	4,111,652	3,771,692
SHER Trust Series 2024-DAL Class B (U.S. SOFR 1 Month+2.24%)144A±	6.55	4-15-2037	8,860,000	8,865,537
SHR Trust Series 2024-LXRY Class A (U.S. SOFR 1 Month+1.95%)144A±	6.26	10-15-2041	6,460,000	6,486,278
Starwood Mortgage Residential Trust Series 2021-6 Class A1144A±±	1.92	11-25-2066	1,744,141	1,527,694
SWCH Commercial Mortgage Trust Series 2025-DATA Class C (U.S. SOFR 1 Month+2.09%)144A±	6.40	3-15-2042	7,960,000	7,930,150
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	440,942	428,658
Towd Point Mortgage Trust Series 2019-4 Class M1144A±±	3.50	10-25-2059	4,000,000	3,533,334
Towd Point Mortgage Trust Series 2019-4 Class M2144A±±	3.75	10-25-2059	3,680,000	3,189,146
Towd Point Mortgage Trust Series 2020-1 Class A1144A±±	2.71	1-25-2060	6,154,254	5,875,127
Towd Point Mortgage Trust Series 2023-CES1 Class A1A144A±±	6.75	7-25-2063	9,544,703	9,659,060
Towd Point Mortgage Trust Series 2024-CES6 Class M1144A±±	6.10	11-25-2064	6,375,000	6,458,782
TRK Trust Series 2021-INV1 Class A2144A±±	1.41	7-25-2056	1,745,933	1,537,836
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,087,465
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (U.S. SOFR 1 Month+0.90%)144A±	5.21	2-15-2032	1,967,590	1,967,092
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	6,712,897	6,294,059
Verus Securitization Trust Series 2022-4 Class A1144A±±	4.47	4-25-2067	3,440,866	3,435,177
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	1,659,000	1,665,778
VM Master Issuer LLC Series 2022-1 Class B144A±±	6.88	5-24-2025	6,642,518	6,446,782
Total non-agency mortgage-backed securities (Cost $544,181,195)				537,984,766
U.S. Treasury securities: 15.14%
U.S. Treasury Bonds	2.25	8-15-2049	70,315,000	46,050,832
U.S. Treasury Bonds	2.88	5-15-2043	45,210,000	35,920,758
U.S. Treasury Bonds	3.00	2-15-2049	32,945,000	25,262,123
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 25

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	3.13%	5-15-2048	$65,580,000	$51,695,484
U.S. Treasury Bonds	3.88	5-15-2043	42,200,000	38,840,484
U.S. Treasury Bonds	4.00	11-15-2052	13,110,000	12,016,646
U.S. Treasury Bonds	4.13	8-15-2044	22,960,000	21,715,137
U.S. Treasury Bonds	4.25	8-15-2054	55,525,000	53,356,055
U.S. Treasury Bonds	4.38	8-15-2043	60,825,000	59,779,570
U.S. Treasury Bonds	4.50	11-15-2054	47,355,000	47,480,787
U.S. Treasury Bonds	4.63	5-15-2044	106,485,000	107,757,828
U.S. Treasury Bonds	4.63	11-15-2044	19,570,000	19,784,047
U.S. Treasury Bonds##	4.63	5-15-2054	137,060,000	139,977,878
U.S. Treasury Notes	3.75	8-15-2027	61,055,000	60,728,260
U.S. Treasury Notes	4.13	10-31-2029	125,690,000	126,279,172
U.S. Treasury Notes	4.13	11-30-2031	48,095,000	48,164,512
U.S. Treasury Notes	4.25	12-31-2026	68,020,000	68,301,645
U.S. Treasury Notes	4.25	1-15-2028	17,580,000	17,710,477
U.S. Treasury Notes##	4.25	1-31-2030	211,525,000	213,739,402
U.S. Treasury Notes	4.25	11-15-2034	129,220,000	129,724,766
U.S. Treasury Notes	4.38	12-31-2029	6,305,000	6,403,516
U.S. Treasury Notes	4.63	2-15-2035	65,895,000	68,170,437
U.S. Treasury STRIPS¤	0.00	5-15-2040	20,515,000	10,196,761
U.S. Treasury STRIPS¤	0.00	5-15-2044	12,985,000	5,257,710
Total U.S. Treasury securities (Cost $1,424,348,574)				1,414,314,287
Yankee corporate bonds and notes: 8.25%
Basic materials: 0.13%
Chemicals: 0.07%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	7,175,000	6,681,488
Mining: 0.06%
Glencore Finance Canada Ltd.144A	6.90	11-15-2037	5,165,000	5,724,437
Communications: 0.09%
Telecommunications: 0.09%
Colombia Telecomunicaciones SA ESP144A	4.95	7-17-2030	4,095,000	3,530,601
Nokia Oyj	6.63	5-15-2039	4,845,000	5,027,075
				8,557,676
Consumer, cyclical: 0.65%
Airlines: 0.10%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	4,000,000	4,260,000
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	4,750,000	4,749,432
				9,009,432
Auto manufacturers: 0.10%
Nissan Motor Co. Ltd.144A	3.52	9-17-2025	10,000,000	9,874,702
The accompanying notes are an integral part of these financial statements.
26 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Entertainment: 0.12%
GENM Capital Labuan Ltd.144A	3.88%	4-19-2031	$12,170,000	$10,880,166
Leisure time: 0.33%
Carnival Corp.144A	6.13	2-15-2033	27,365,000	27,558,679
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	3,655,000	3,696,177
				31,254,856
Consumer, non-cyclical: 0.42%
Agriculture: 0.09%
Viterra Finance BV144A	4.90	4-21-2027	7,870,000	7,851,225
Cosmetics/Personal Care: 0.01%
Perrigo Finance Unlimited Co.	4.90	12-15-2044	1,500,000	1,175,011
Pharmaceuticals: 0.32%
Pfizer Investment Enterprises Pte. Ltd.	5.30	5-19-2053	31,285,000	30,249,926
Energy: 1.39%
Oil & gas: 1.05%
Aker BP ASA144A	5.13	10-1-2034	20,815,000	19,965,160
BP Capital Markets PLC (5 Year Treasury Constant Maturity+2.15%)ʊ±	6.45	12-1-2033	10,060,000	10,275,254
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	8,115,000	7,792,081
Eni SpA144A	5.95	5-15-2054	17,465,000	17,273,358
TotalEnergies Capital SA	5.43	9-10-2064	17,835,000	17,042,023
Woodside Finance Ltd.144A	3.65	3-5-2025	9,880,000	9,879,033
Woodside Finance Ltd.	5.70	9-12-2054	15,815,000	15,175,844
				97,402,753
Pipelines: 0.34%
Enbridge, Inc.	5.95	4-5-2054	10,025,000	10,176,593
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	13,950,000	13,599,703
Northriver Midstream Finance LP144A	6.75	7-15-2032	8,080,000	8,247,829
				32,024,125
Financial: 4.47%
Banks: 3.00%
ABN AMRO Bank NV144A	4.75	7-28-2025	1,855,000	1,851,900
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	6,100,000	6,054,250
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	5,000,000	4,978,750
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	9,050,000	8,799,210
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	3,050,000	2,865,475
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 27

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 Year Treasury Constant Maturity+3.00%)144A±	7.53%	10-1-2028	$1,900,000	$1,979,171
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	6,040,000	6,361,177
Bank of Ireland Group PLC (U.S. SOFR+1.62%)144A±	5.60	3-20-2030	8,625,000	8,817,652
Banque Federative du Credit Mutuel SA144A	5.19	2-16-2028	18,705,000	18,954,548
Barclays PLC (U.S. SOFR+1.23%)±	5.37	2-25-2031	15,900,000	16,085,039
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	1,800,000	1,730,716
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	5,165,000	5,442,918
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	5,580,000	5,791,248
BNP Paribas SA (U.S. SOFR+1.92%)144A±	5.91	11-19-2035	31,510,000	31,412,190
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	14,365,000	14,794,570
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	24,800,000	24,621,921
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	9,550,000	9,580,016
Macquarie Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.05	3-3-2036	15,000,000	13,181,656
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	16,365,000	14,427,914
NatWest Group PLC (1 Year Treasury Constant Maturity+1.50%)±	5.78	3-1-2035	22,735,000	23,374,001
NatWest Markets PLC144A	1.60	9-29-2026	4,135,000	3,952,200
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	16,330,000	15,612,544
UBS Group AG (1 Year Treasury Constant Maturity+2.05%)144A±	4.70	8-5-2027	9,625,000	9,629,710
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	3,940,000	3,822,939
UBS Group AG (U.S. SOFR+1.73%)144A±	3.09	5-14-2032	8,985,000	8,029,908
UBS Group AG (U.S. SOFR+3.70%)144A±	6.44	8-11-2028	4,340,000	4,504,594
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	13,000,000	13,032,500
				279,688,717
Diversified financial services: 0.50%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45	10-29-2026	11,380,000	10,973,548
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	6,870,000	7,080,030
Avolon Holdings Funding Ltd.144A	4.25	4-15-2026	5,935,000	5,897,357
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	11,300,000	11,268,568
Avolon Holdings Funding Ltd.144A	5.75	3-1-2029	10,335,000	10,549,792
The accompanying notes are an integral part of these financial statements.
28 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Macquarie Airfinance Holdings Ltd.144A	6.50%	3-26-2031	$1,000,000	$1,044,594
Unifin Financiera SAB de CV144A	9.88	1-28-2029	2,350,000	155,687
				46,969,576
Insurance: 0.97%
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	21,185,000	22,133,918
Dai-ichi Life Insurance Co. Ltd. (5 Year Treasury Constant Maturity+2.52%)144Aʊ±	6.20	1-16-2035	27,415,000	28,043,379
Intact Financial Corp.144A	5.46	9-22-2032	15,224,000	15,493,452
Nippon Life Insurance Co. (5 Year Treasury Constant Maturity+2.59%)144A±	5.95	4-16-2054	9,500,000	9,728,852
Nippon Life Insurance Co. (5 Year Treasury Constant Maturity+2.60%)144A±	2.90	9-16-2051	2,200,000	1,891,670
RenaissanceRe Holdings Ltd.	5.75	6-5-2033	6,065,000	6,209,095
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	5,790,000	5,961,205
Sompo International Holdings Ltd.	7.00	7-15-2034	1,375,000	1,539,356
				91,000,927
Government securities: 0.11%
Multi-national: 0.11%
African Export-Import Bank144A	3.80	5-17-2031	2,800,000	2,482,348
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	7,760,000	7,616,440
				10,098,788
Industrial: 0.13%
Engineering & construction: 0.07%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	5,820,000	6,243,611
Trucking & leasing: 0.06%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	5,445,000	5,543,738
Technology: 0.39%
Semiconductors: 0.39%
Renesas Electronics Corp.144A	2.17	11-25-2026	18,155,000	17,401,597
SK Hynix, Inc.144A	5.50	1-16-2027	18,900,000	19,176,866
				36,578,463
Utilities: 0.47%
Electric: 0.47%
Comision Federal de Electricidad144A	3.35	2-9-2031	17,085,000	14,427,408
Comision Federal de Electricidad144A	3.88	7-26-2033	11,350,000	9,277,492
Electricite de France SA144A	5.75	1-13-2035	19,355,000	19,667,825
				43,372,725
Total yankee corporate bonds and notes (Cost $771,441,417)				770,182,342
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 29

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 1.15%
Argentina: 0.03%
Argentinaøø	0.75%	7-9-2030	$1,499,503	$1,091,608
Argentina	1.00	7-9-2029	185,679	141,877
Argentinaøø	4.13	7-9-2035	1,817,118	1,149,327
Provincia de Cordoba144Aøø	6.88	12-10-2025	593,782	586,360
				2,969,172
Bermuda: 0.05%
Bermuda144A	3.38	8-20-2050	7,259,000	4,936,120
Colombia: 0.12%
Colombia	8.00	11-14-2035	10,500,000	10,726,898
Dominican Republic: 0.06%
Dominican Republic144A	4.50	1-30-2030	1,000,000	932,160
Dominican Republic144A	4.88	9-23-2032	3,300,000	3,014,583
Dominican Republic144A	7.05	2-3-2031	1,665,000	1,732,349
				5,679,092
Israel: 0.16%
Israel	5.75	3-12-2054	16,120,000	15,178,995
Ivory Coast: 0.10%
Ivory Coast144A	8.25	1-30-2037	9,720,000	9,448,812
Mexico: 0.27%
Mexico	6.00	5-7-2036	12,495,000	12,126,020
Mexico	6.35	2-9-2035	13,090,000	13,168,420
				25,294,440
Oman: 0.02%
Oman144A	6.25	1-25-2031	1,700,000	1,772,532
Panama: 0.34%
Panama	4.50	1-19-2063	35,140,000	21,714,581
Panama	6.40	2-14-2035	10,110,000	9,551,184
				31,265,765
Total yankee government bonds (Cost $112,319,651)				107,271,826

	Yield	Shares
Short-term investments: 4.83%
Investment companies: 2.37%
Allspring Government Money Market Fund Select Class♠∞##	4.29	221,493,795	221,493,795
The accompanying notes are an integral part of these financial statements.
30 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2025 (unaudited)

		Yield	Maturity date	Principal	Value
U.S. Treasury securities: 2.46%
U.S. Treasury Bills☼		3.10%	3-11-2025	$230,000,000	$229,781,245
Total short-term investments (Cost $451,276,292)					451,275,040
Total investments in securities (Cost $9,665,357,991)	103.24%				9,640,978,109
Other assets and liabilities, net	(3.24)				(302,388,092)
Total net assets	100.00%				$9,338,590,017

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
‡	Security is valued using significant unobservable inputs.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
†	Non-income-earning security
¤	The security is issued in zero coupon form with no periodic interest payments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
AGM	Assured Guaranty Municipal
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CAB	Capital appreciation bond
CLO	Collateralized loan obligation
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
NPFGC	National Public Finance Guarantee Corporation
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority
ZAR	South African rand
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 31

Portfolio of investments—February 28, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$303,365,722	$2,737,331,009	$(2,819,202,936)	$0	$0	$221,493,795	221,493,795	$6,573,137
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	25,482,280	AUD	40,000,000	Morgan Stanley, Inc.	3-31-2025	$657,154	$0
USD	17,608,159	BRL	110,500,000	Morgan Stanley, Inc.	3-31-2025	0	(1,053,902)
USD	20,810,417	BRL	130,165,000	Morgan Stanley, Inc.	3-31-2025	0	(1,172,814)
USD	21,477,294	BRL	125,000,000	Morgan Stanley, Inc.	3-31-2025	366,366	0
USD	7,466,937	BRL	43,000,000	Morgan Stanley, Inc.	3-31-2025	204,778	0
USD	554,614,789	EUR	525,497,000	Citibank N.A.	3-31-2025	8,747,045	0
EUR	42,000,000	USD	43,765,499	Citibank N.A.	3-31-2025	0	(137,381)
USD	11,632,444	EUR	11,250,000	Citibank N.A.	3-31-2025	0	(53,659)
USD	9,395,415	EUR	9,000,000	Citibank N.A.	3-31-2025	46,533	0
EUR	34,000,000	USD	35,201,033	Citibank N.A.	3-31-2025	116,967	0
USD	130,770,463	GBP	103,132,500	Citibank N.A.	3-31-2025	1,047,694	0
USD	11,254,230	GBP	9,000,000	Citibank N.A.	3-31-2025	0	(66,207)
USD	31,290,499	ZAR	573,195,000	Morgan Stanley, Inc.	3-31-2025	722,474	0
ZAR	140,000,000	USD	7,533,322	Morgan Stanley, Inc.	3-31-2025	0	(67,235)
USD	15,274,195	MYR	68,100,000	Morgan Stanley, Inc.	4-2-2025	0	(949)
USD	7,430,926	MYR	33,000,000	Morgan Stanley, Inc.	4-2-2025	28,874	0
						$11,937,885	$(2,552,147)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra Long Term U.S. Treasury Bond	636	6-18-2025	$78,412,839	$78,943,500	$530,661	$0
2-Year U.S. Treasury Notes	3,797	6-30-2025	784,057,795	785,860,344	1,802,549	0
5-Year U.S. Treasury Notes	6,508	6-30-2025	699,980,671	702,457,250	2,476,579	0
Short
10-Year Euro BUND Index	(647)	3-6-2025	(91,499,026)	(89,392,507)	2,106,519	0
2-Year Euro SCHATZ	(357)	3-6-2025	(39,727,048)	(39,599,801)	127,247	0
5-Year Euro-BOBL Futures	(1,770)	3-6-2025	(217,289,613)	(216,477,264)	812,349	0
Ultra 10-Year U.S. Treasury Notes	(463)	6-18-2025	(52,619,106)	(52,897,750)	0	(278,644)
					$7,855,904	$(278,644)
The accompanying notes are an integral part of these financial statements.
32 | Allspring Core Plus Bond Fund

Statement of assets and liabilities—February 28, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $9,443,864,196)	$9,419,484,314
Investments in affiliated securities, at value (cost $221,493,795)	221,493,795
Cash	38,235,078
Cash at broker segregated for futures contracts	21,686,000
Foreign currency, at value (cost $1,057,866)	1,045,454
Receivable for investments sold	115,027,364
Receivable for interest	76,041,423
Receivable for Fund shares sold	23,249,236
Unrealized gains on forward foreign currency contracts	11,937,885
Receivable for daily variation margin on open futures contracts	3,713,998
Prepaid expenses and other assets	394,904
Total assets	9,932,309,451
Liabilities
Payable for when-issued transactions	440,265,574
Payable for investments purchased	76,692,221
Payable for Fund shares redeemed	63,642,198
Cash collateral due to broker for forward foreign currency contracts	5,490,000
Unrealized losses on forward foreign currency contracts	2,552,147
Management fee payable	1,909,072
Cash due to broker	1,470,000
Payable for daily variation margin on open futures contracts	719,376
Administration fees payable	609,976
Shareholder servicing fees payable	317,405
Distribution fee payable	33,399
Contingent tax liability	1,345
Accrued expenses and other liabilities	16,721
Total liabilities	593,719,434
Total net assets	$9,338,590,017
Net assets consist of
Paid-in capital	$9,687,374,245
Total distributable loss	(348,784,228)
Total net assets	$9,338,590,017
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 33

Statement of assets and liabilities—February 28, 2025 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$367,331,430
Shares outstanding–Class A1	32,500,559
Net asset value per share–Class A	$11.30
Maximum offering price per share – Class A2	$11.83
Net assets–Class C	$54,431,622
Shares outstanding–Class C1	4,818,657
Net asset value per share–Class C	$11.30
Net assets–Class R6	$1,028,746,538
Shares outstanding–Class R6[1]	90,872,907
Net asset value per share–Class R6	$11.32
Net assets–Administrator Class	$1,139,582,263
Shares outstanding–Administrator Class[1]	100,994,733
Net asset value per share–Administrator Class	$11.28
Net assets–Institutional Class	$6,748,498,164
Shares outstanding–Institutional Class[1]	596,365,780
Net asset value per share–Institutional Class	$11.32
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
34 | Allspring Core Plus Bond Fund

Statement of operations—six months ended February 28, 2025 (unaudited)
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $40,783)	$220,864,412
Income from affiliated securities	6,573,137
Dividends	690,967
Total investment income	228,128,516
Expenses
Management fee	16,034,019
Administration fees
Class A	261,173
Class C	39,614
Class R6	129,978
Administrator Class	503,786
Institutional Class	2,527,199
Shareholder servicing fees
Class A	435,289
Class C	66,023
Administrator Class	1,259,464
Distribution fee
Class C	198,068
Custody and accounting fees	154,450
Professional fees	50,332
Registration fees	210,446
Shareholder report expenses	173,837
Trustees’ fees and expenses	24,274
Other fees and expenses	225,954
Total expenses	22,293,906
Less: Fee waivers and/or expense reimbursements
Fund-level	(5,124,928)
Class A	(11,748)
Administrator Class	(93,746)
Net expenses	17,063,484
Net investment income	211,065,032
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 35

Statement of operations—six months ended February 28, 2025 (unaudited)
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	$(37,595,331)
Foreign currency and foreign currency translations	(786,454)
Forward foreign currency contracts	19,039,055
Futures contracts	(31,413,230)
Net realized losses on investments	(50,755,960)
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $1,345)	(78,330,573)
Foreign currency and foreign currency translations	(275,487)
Forward foreign currency contracts	22,053,796
Futures contracts	16,497,160
Net change in unrealized gains (losses) on investments	(40,055,104)
Net realized and unrealized gains (losses) on investments	(90,811,064)
Net increase in net assets resulting from operations	$120,253,968
The accompanying notes are an integral part of these financial statements.
36 | Allspring Core Plus Bond Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 28, 2025 (unaudited)		Year ended August 31, 2024
Operations
Net investment income		$211,065,032		$278,042,768
Net realized losses on investments		(50,755,960)		(48,791,284)
Net change in unrealized gains (losses) on investments		(40,055,104)		252,699,043
Net increase in net assets resulting from operations		120,253,968		481,950,527
Distributions to shareholders from
Net investment income and net realized gains
Class A		(7,710,784)		(14,808,255)
Class C		(969,302)		(1,595,785)
Class R6		(21,144,583)		(22,595,529)
Administrator Class		(23,475,080)		(4,120,509)
Institutional Class		(150,979,678)		(236,781,656)
Total distributions to shareholders		(204,279,427)		(279,901,734)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	6,877,804	77,571,875	11,463,242	127,504,687
Class C	1,129,093	12,847,217	1,695,380	18,837,745
Class R6	48,541,286	546,374,157	45,199,085	504,088,429
Administrator Class	59,816,239	677,977,093	52,002,498	593,958,290
Institutional Class	200,838,281	2,270,640,059	323,378,137	3,595,069,621
		3,585,410,401		4,839,458,772
Reinvestment of distributions
Class A	594,667	6,673,709	1,184,625	13,100,628
Class C	83,452	935,994	137,770	1,523,115
Class R6	1,423,175	15,980,315	1,600,930	17,775,473
Administrator Class	2,097,029	23,471,995	375,102	4,115,626
Institutional Class	12,124,499	136,227,106	19,321,657	214,283,316
		183,289,119		250,798,158
Payment for shares redeemed
Class A	(4,993,320)	(56,193,546)	(9,332,929)	(103,407,277)
Class C	(559,014)	(6,272,220)	(999,257)	(11,051,364)
Class R6	(18,039,836)	(203,074,886)	(11,034,362)	(122,904,613)
Administrator Class	(14,210,246)	(159,330,088)	(11,545,326)	(127,486,153)
Institutional Class	(111,573,953)	(1,252,593,388)	(177,896,465)	(1,981,042,848)
		(1,677,464,128)		(2,345,892,255)
Net increase in net assets resulting from capital share transactions		2,091,235,392		2,744,364,675
Total increase in net assets		2,007,209,933		2,946,413,468
Net assets
Beginning of period		7,331,380,084		4,384,966,616
End of period		$9,338,590,017		$7,331,380,084
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 37

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.42	$11.07	$11.57	$13.52	$13.77	$13.09
Net investment income	0.26 [1]	0.51 [1]	0.43 [1]	0.26	0.24	0.34
Net realized and unrealized gains (losses) on investments	(0.13)	0.35	(0.51)	(1.88)	0.16	0.77
Total from investment operations	0.13	0.86	(0.08)	(1.62)	0.40	1.11
Distributions to shareholders from
Net investment income	(0.25)	(0.51)	(0.42)	(0.22)	(0.27)	(0.36)
Net realized gains	0.00	0.00	0.00	(0.11)	(0.38)	(0.07)
Total distributions to shareholders	(0.25)	(0.51)	(0.42)	(0.33)	(0.65)	(0.43)
Net asset value, end of period	$11.30	$11.42	$11.07	$11.57	$13.52	$13.77
Total return[2]	1.14%	8.05%	(0.65)%	(12.21)%	3.00%	8.72%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.81%	0.84%	0.85%	0.85%	0.88%
Net expenses	0.66%	0.67%	0.68%	0.69%	0.72%	0.72%
Net investment income	4.59%	4.62%	3.84%	2.03%	1.90%	2.60%
Supplemental data
Portfolio turnover rate	83%	168%	254%	288%	194%	130%
Net assets, end of period (000s omitted)	$367,331	$342,820	$295,536	$250,553	$308,270	$264,366

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
38 | Allspring Core Plus Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.41	$11.06	$11.56	$13.51	$13.77	$13.09
Net investment income	0.22 [1]	0.43 [1]	0.34 [1]	0.16	0.14	0.23
Net realized and unrealized gains (losses) on investments	(0.13)	0.35	(0.51)	(1.88)	0.15	0.78
Total from investment operations	0.09	0.78	(0.17)	(1.72)	0.29	1.01
Distributions to shareholders from
Net investment income	(0.20)	(0.43)	(0.33)	(0.12)	(0.17)	(0.26)
Net realized gains	0.00	0.00	0.00	(0.11)	(0.38)	(0.07)
Total distributions to shareholders	(0.20)	(0.43)	(0.33)	(0.23)	(0.55)	(0.33)
Net asset value, end of period	$11.30	$11.41	$11.06	$11.56	$13.51	$13.77
Total return[2]	0.85%	7.25%	(1.44)%	(12.89)%	2.16%	7.85%
Ratios to average net assets (annualized)
Gross expenses	1.53%	1.56%	1.59%	1.60%	1.60%	1.63%
Net expenses	1.42%	1.42%	1.43%	1.45%	1.48%	1.48%
Net investment income	3.84%	3.87%	3.08%	1.28%	1.13%	1.85%
Supplemental data
Portfolio turnover rate	83%	168%	254%	288%	194%	130%
Net assets, end of period (000s omitted)	$54,432	$47,536	$36,849	$32,889	$39,628	$28,342

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 39

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.44	$11.08	$11.58	$13.54	$13.79	$13.11
Net investment income	0.28 [1]	0.56 [1]	0.48 [1]	0.30	0.30	0.39 [1]
Net realized and unrealized gains (losses) on investments	(0.13)	0.35	(0.52)	(1.89)	0.15	0.77
Total from investment operations	0.15	0.91	(0.04)	(1.59)	0.45	1.16
Distributions to shareholders from
Net investment income	(0.27)	(0.55)	(0.46)	(0.26)	(0.32)	(0.41)
Net realized gains	0.00	0.00	0.00	(0.11)	(0.38)	(0.07)
Total distributions to shareholders	(0.27)	(0.55)	(0.46)	(0.37)	(0.70)	(0.48)
Net asset value, end of period	$11.32	$11.44	$11.08	$11.58	$13.54	$13.79
Total return[2]	1.32%	8.53%	(0.27)%	(11.95)%	3.37%	9.10%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.44%	0.46%	0.47%	0.47%	0.50%
Net expenses	0.30%	0.30%	0.30%	0.31%	0.35%	0.35%
Net investment income	4.97%	5.00%	4.25%	2.50%	2.28%	2.98%
Supplemental data
Portfolio turnover rate	83%	168%	254%	288%	194%	130%
Net assets, end of period (000s omitted)	$1,028,747	$674,249	$256,948	$141,833	$89,048	$83,260

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
40 | Allspring Core Plus Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.40	$11.05	$11.54	$13.49	$13.75	$13.07
Net investment income	0.26 [1]	0.52 [1]	0.44 [1]	0.26	0.26	0.35
Net realized and unrealized gains (losses) on investments	(0.13)	0.34	(0.50)	(1.87)	0.14	0.77
Total from investment operations	0.13	0.86	(0.06)	(1.61)	0.40	1.12
Distributions to shareholders from
Net investment income	(0.25)	(0.51)	(0.43)	(0.23)	(0.28)	(0.37)
Net realized gains	0.00	0.00	0.00	(0.11)	(0.38)	(0.07)
Total distributions to shareholders	(0.25)	(0.51)	(0.43)	(0.34)	(0.66)	(0.44)
Net asset value, end of period	$11.28	$11.40	$11.05	$11.54	$13.49	$13.75
Total return[2]	1.16%	8.08%	(0.50)%	(12.18)%	3.04%	8.85%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.76%	0.78%	0.79%	0.79%	0.82%
Net expenses	0.60%	0.60%	0.60%	0.61%	0.62%	0.62%
Net investment income	4.64%	4.66%	3.89%	2.09%	1.95%	2.71%
Supplemental data
Portfolio turnover rate	83%	168%	254%	288%	194%	130%
Net assets, end of period (000s omitted)	$1,139,582	$607,546	$137,624	$140,779	$278,294	$80,099

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 41

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.43	$11.08	$11.58	$13.53	$13.79	$13.11
Net investment income	0.28 [1]	0.55 [1]	0.47 [1]	0.29	0.29	0.38
Net realized and unrealized gains (losses) on investments	(0.13)	0.35	(0.51)	(1.87)	0.14	0.77
Total from investment operations	0.15	0.90	(0.04)	(1.58)	0.43	1.15
Distributions to shareholders from
Net investment income	(0.26)	(0.55)	(0.46)	(0.26)	(0.31)	(0.40)
Net realized gains	0.00	0.00	0.00	(0.11)	(0.38)	(0.07)
Total distributions to shareholders	(0.26)	(0.55)	(0.46)	(0.37)	(0.69)	(0.47)
Net asset value, end of period	$11.32	$11.43	$11.08	$11.58	$13.53	$13.79
Total return[2]	1.38%	8.38%	(0.32)%	(11.92)%	3.24%	9.05%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.49%	0.51%	0.52%	0.52%	0.55%
Net expenses	0.35%	0.35%	0.35%	0.37%	0.40%	0.40%
Net investment income	4.90%	4.95%	4.21%	2.40%	2.19%	2.92%
Supplemental data
Portfolio turnover rate	83%	168%	254%	288%	194%	130%
Net assets, end of period (000s omitted)	$6,748,498	$5,659,229	$3,658,011	$1,965,302	$1,774,619	$836,162

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
42 | Allspring Core Plus Bond Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Core Plus Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2025, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from
Allspring Core Plus Bond Fund | 43

Notes to financial statements (unaudited)
changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as daily variation margin receivable (or payable) on centrally cleared swaps in the Statement of assets and liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of operations when the contract is closed.
44 | Allspring Core Plus Bond Fund

Notes to financial statements (unaudited)
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring Core Plus Bond Fund | 45

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2025, the aggregate cost of all investments for federal income tax purposes was $9,657,017,231 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$129,753,127
Gross unrealized losses	(128,829,251)
Net unrealized gains	$923,876
As of August 31, 2024, the Fund had capital loss carryforwards which consisted of $176,901,764 in short-term capital losses and $138,904,531 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
46 | Allspring Core Plus Bond Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$2,922,999,009	$0	$2,922,999,009
Asset-backed securities	0	943,162,521	6,773,184	949,935,705
Common stocks
Financials	0	0	0	0
Corporate bonds and notes	0	1,801,982,489	0	1,801,982,489
Foreign corporate bonds and notes	0	385,321,666	0	385,321,666
Foreign government bonds	0	268,751,888	0	268,751,888
Investment companies	7,627,012	0	0	7,627,012
Loans	0	18,112,899	1,242,511	19,355,410
Municipal obligations	0	3,976,669	0	3,976,669
Non-agency mortgage-backed securities	0	537,984,766	0	537,984,766
U.S. Treasury securities	1,398,859,816	15,454,471	0	1,414,314,287
Yankee corporate bonds and notes	0	770,182,342	0	770,182,342
Yankee government bonds	0	107,271,826	0	107,271,826
Short-term investments
Investment companies	221,493,795	0	0	221,493,795
U.S. Treasury securities	229,781,245	0	0	229,781,245
	1,857,761,868	7,775,200,546	8,015,695	9,640,978,109
Forward foreign currency contracts	0	11,937,885	0	11,937,885
Futures contracts	7,855,904	0	0	7,855,904
Total assets	$1,865,617,772	$7,787,138,431	$8,015,695	$9,660,771,898
Liabilities
Forward foreign currency contracts	$0	$2,552,147	$0	$2,552,147
Futures contracts	278,644	0	0	278,644
Total liabilities	$278,644	$2,552,147	$0	$2,830,791
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At February 28, 2025, the Fund had no material transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.450%
Next $500 million	0.425
Next $2 billion	0.400
Next $2 billion	0.375
Next $5 billion	0.340
Over $10 billion	0.320
Allspring Core Plus Bond Fund | 47

Notes to financial statements (unaudited)
For the six months ended February 28, 2025, the management fee was equivalent to an annual rate of 0.37% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of February 28, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.67%
Class C	1.42
Class R6	0.30
Administrator Class	0.60
Institutional Class	0.35
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2025, Allspring Funds Distributor received $12,982 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended February 28, 2025.
48 | Allspring Core Plus Bond Fund

Notes to financial statements (unaudited)
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2025 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$6,769,274,545	$2,512,060,925	$5,424,260,911	$1,581,029,357
6.
DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2025, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund also entered into forward foreign currency contracts for economic hedging purposes.
The volume of the Fund’s derivative activity during the six months ended February 28, 2025 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$36,545,862
Average contract amounts to sell	698,157,149
Futures contracts
Average notional balance on long futures	$1,602,040,960
Average notional balance on short futures	385,028,683
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of February 28, 2025 by primary risk type was as follows for the Fund:
	Interest rate risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$11,937,885	$11,937,885
Futures contracts	7,855,904 *	0	7,855,904
	$7,855,904	$11,937,885	$19,793,789
Liability derivatives
Forward foreign currency contracts	$0	$2,552,147	$2,552,147
Futures contracts	278,644 *	0	278,644
	$278,644	$2,552,147	$2,830,791

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts, only the current day’s variation margin as of February 28, 2025 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the six months ended February 28, 2025 was as follows:
	INTEREST RATE RISK	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$19,039,055	$19,039,055
Futures contracts	(31,413,230)	0	(31,413,230)
	$(31,413,230)	$19,039,055	$(12,374,175)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$22,053,796	$22,053,796
Futures contracts	16,497,160	0	16,497,160
	$16,497,160	$22,053,796	$38,550,956
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of
Allspring Core Plus Bond Fund | 49

Notes to financial statements (unaudited)
investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Citibank N.A.	$9,958,239	$(257,247)	$0	$9,700,992
Morgan Stanley, Inc.	1,979,646	(1,979,646)	0	0

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Citibank N.A.	$257,247	$(257,247)	$0	$0
Morgan Stanley, Inc.	2,294,900	(1,979,646)	(315,254)	0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Exchange-Traded Funds Trust, Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended February 28, 2025, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
50 | Allspring Core Plus Bond Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Core Plus Bond Fund | 51

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

52 | Allspring Core Plus Bond Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0059 02-25

Allspring Short Duration Government Bond Fund
Long Form Financial Statements
Semi-Annual Report
February 28, 2025

Allspring Short Duration Government Bond Fund | 1

Portfolio of investments—February 28, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 68.40%
FHLMC (30 Day Average U.S. SOFR+2.13%)±	4.28%	6-1-2052	$3,403,959	$3,321,698
FHLMC (RFUCCT1Y+1.62%)±	3.11	2-1-2050	4,788,182	4,732,190
FHLMC (RFUCCT1Y+1.63%)±	3.01	11-1-2048	10,215,077	9,935,672
FHLMC (RFUCCT1Y+1.63%)±	3.16	7-1-2050	6,554,994	6,314,918
FHLMC Series 4184 Class FN (30 Day Average U.S. SOFR+0.46%)±	4.80	3-15-2043	1,802,725	1,780,442
FHLMC Series 4272 Class FD (30 Day Average U.S. SOFR+0.46%)±	4.80	11-15-2043	4,433,697	4,395,787
FHLMC Series 4273 Class PF (30 Day Average U.S. SOFR+0.51%)±	4.85	11-15-2043	1,587,626	1,572,898
FHLMC Series 4281 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.85	12-15-2043	1,640,678	1,628,442
FHLMC Series 4303 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.80	2-15-2044	2,551,550	2,521,579
FHLMC Series 5335 Class FB (30 Day Average U.S. SOFR+0.81%)±	5.15	10-15-2039	2,497,521	2,509,751
FHLMC Series 5399 Class FB (30 Day Average U.S. SOFR+0.90%)±	5.25	4-25-2054	5,062,256	5,049,737
FNMA	3.50	7-1-2043	2,594,003	2,483,649
FNMA	4.00	3-1-2031	893,507	888,666
FNMA (1 Year Treasury Constant Maturity+2.05%)±	4.22	3-1-2049	1,953,803	1,985,520
FNMA (RFUCCT1Y+1.61%)±	3.43	7-1-2049	15,567,278	15,156,808
FNMA Series 2008-7 Class FA (30 Day Average U.S. SOFR+0.56%)±	4.92	2-25-2038	306,373	306,228
FNMA Series 2010-111 Class KF (30 Day Average U.S. SOFR+0.51%)±	4.87	10-25-2040	3,466,812	3,464,127
FNMA Series 2011-47 Class GF (30 Day Average U.S. SOFR+0.68%)±	5.04	6-25-2041	5,848,865	5,831,642
FNMA Series 2011-55 Class FH (30 Day Average U.S. SOFR+0.55%)±	4.91	6-25-2041	1,895,653	1,885,979
FNMA Series 2011-58 Class F (30 Day Average U.S. SOFR+0.58%)±	4.94	7-25-2041	4,427,862	4,411,714
FNMA Series 2012-9 Class CF (30 Day Average U.S. SOFR+0.56%)±	4.92	2-25-2042	6,205,151	6,174,712
FNMA Series 2012-98 Class BA	1.50	1-25-2042	1,902,820	1,819,267
FNMA Series 2016-10 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.82	3-25-2046	1,128,967	1,120,190
FNMA Series 2016-61 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.87	9-25-2046	1,661,876	1,653,536
FNMA Series 2016-64 Class BC	1.75	9-25-2046	5,965,479	5,478,162
FNMA Series 2016-69 Class DF (30 Day Average U.S. SOFR+0.51%)±	4.87	10-25-2046	898,301	893,955
FNMA Series 2016-81 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.82	11-25-2046	1,265,119	1,256,850
FNMA Series 2016-90 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.87	12-25-2046	2,957,172	2,931,028
FNMA Series 2017-11 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.87	3-25-2047	1,857,830	1,845,672
FNMA Series 2017-113 Class FB (30 Day Average U.S. SOFR+0.36%)±	4.72	1-25-2048	1,775,616	1,755,511
FNMA Series 2017-35 Class MC	2.63	12-25-2044	4,858,430	4,688,484
FNMA Series 2017-82 Class FE (30 Day Average U.S. SOFR+0.36%)±	4.72	10-25-2047	4,006,793	3,969,147
FNMA Series 2017-9 Class EF (30 Day Average U.S. SOFR+0.51%)±	4.87	3-25-2047	1,960,389	1,947,451
FNMA Series 2018-1 Class FA (30 Day Average U.S. SOFR+0.36%)±	4.72	2-25-2048	2,057,634	2,028,198
FNMA Series 2018-1 Class FB (30 Day Average U.S. SOFR+0.36%)±	4.72	2-25-2048	6,400,349	6,317,866
FNMA Series 2018-38 Class FA (30 Day Average U.S. SOFR+0.41%)±	4.77	6-25-2048	1,455,688	1,418,249
FNMA Series 2023-38 Class FC (30 Day Average U.S. SOFR+0.66%)±	5.02	6-25-2040	1,761,387	1,760,011
FNMA Series 2023-38 Class FD (30 Day Average U.S. SOFR+0.86%)±	5.22	10-25-2039	3,524,759	3,425,185
GNMA Series 2014-100 Class LP	2.50	10-16-2043	2,053,519	1,959,500
GNMA Series 2014-76 Class BP	2.25	1-20-2040	3,693,296	3,475,306
GNMA Series 2016-167 Class AC	2.25	3-20-2039	1,839,333	1,722,660
Total agency securities (Cost $138,678,129)				137,818,387
Asset-backed securities: 6.54%
American Express Credit Account Master Trust Series 2025-1 Class A	4.56	12-25-2029	1,034,000	1,041,349
The accompanying notes are an integral part of these financial statements.
2 | Allspring Short Duration Government Bond Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Ford Credit Floorplan Master Owner Trust A Series 2024-3 Class A1144A	4.30%	9-15-2029	$1,328,000	$1,324,372
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1144A	4.73	11-15-2029	1,006,000	1,014,226
Hyundai Auto Lease Securitization Trust Series 2023-C Class A4144A	5.84	9-15-2027	1,079,000	1,093,612
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	761,691	705,866
Nelnet Student Loan Trust Series 2004-4 Class A5 (90 Day Average U.S. SOFR+0.42%)±	4.98	1-25-2037	596,265	593,633
SBNA Auto Receivables Trust Series 2024-A Class A3144A	5.32	12-15-2028	1,060,000	1,065,146
SFS Auto Receivables Securitization Trust Series 2024-1A Class A4144A	4.94	1-21-2031	1,055,000	1,067,190
Synchrony Card Funding LLC Series 2024-A1 Class A	5.04	3-15-2030	1,054,000	1,067,747
T-Mobile U.S. Trust Series 2024-1A Class A144A	5.05	9-20-2029	1,048,000	1,057,091
T-Mobile U.S. Trust Series 2025-1A Class A144A	4.74	11-20-2029	1,036,000	1,036,648
WF Card Issuance Trust Series 2024-A1 Class A	4.94	2-15-2029	1,060,000	1,073,962
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47	2-15-2031	1,026,000	1,047,768
Total asset-backed securities (Cost $13,141,770)				13,188,610
Non-agency mortgage-backed securities: 1.45%
Angel Oak Mortgage Trust Series 2020-5 Class A1144A±±	1.37	5-25-2065	351,129	334,539
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A±±	2.88	7-25-2049	260,220	252,719
BX Commercial Mortgage Trust Series 2021-VOLT Class A (U.S. SOFR 1 Month+0.81%)144A±	5.13	9-15-2036	1,489,000	1,479,694
Verus Securitization Trust Series 2019-INV3 Class A1144A±±	3.69	11-25-2059	176,354	173,988
Verus Securitization Trust Series 2021-3 Class A1144A±±	1.05	6-25-2066	794,405	684,582
Total non-agency mortgage-backed securities (Cost $3,071,110)				2,925,522
U.S. Treasury securities: 22.58%
U.S. Treasury Notes	2.75	4-30-2027	916,000	892,706
U.S. Treasury Notes	3.50	9-30-2026	5,609,000	5,563,646
U.S. Treasury Notes	3.75	8-15-2027	160,000	159,144
U.S. Treasury Notes	4.13	1-31-2027	14,231,000	14,262,130
U.S. Treasury Notes	4.13	11-15-2027	481,000	482,785
U.S. Treasury Notes	4.25	1-15-2028	17,034,000	17,160,424
U.S. Treasury Notes	4.25	2-15-2028	6,656,000	6,708,520
U.S. Treasury Notes	4.63	2-28-2026	267,000	268,204
Total U.S. Treasury securities (Cost $45,356,179)				45,497,559
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 3

Portfolio of investments—February 28, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 4.02%
Investment companies: 4.02%
Allspring Government Money Market Fund Select Class♠∞		4.29%	8,090,264	$8,090,264
Total short-term investments (Cost $8,090,264)				8,090,264
Total investments in securities (Cost $208,337,452)	102.99%			207,520,342
Other assets and liabilities, net	(2.99)			(6,018,976)
Total net assets	100.00%			$201,501,366

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$8,081,778	$87,997,754	$(87,989,268)	$0	$0	$8,090,264	8,090,264	$140,038
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	358	6-30-2025	$73,978,393	$74,094,813	$116,420	$0
Short
Ultra 10-Year U.S. Treasury Notes	(47)	6-18-2025	(5,341,894)	(5,369,750)	0	(27,856)
5-Year U.S. Treasury Notes	(114)	6-30-2025	(12,259,279)	(12,304,875)	0	(45,596)
					$116,420	$(73,452)
The accompanying notes are an integral part of these financial statements.
4 | Allspring Short Duration Government Bond Fund

Statement of assets and liabilities—February 28, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $200,247,188)	$199,430,078
Investments in affiliated securities, at value (cost $8,090,264)	8,090,264
Cash	699
Cash at broker segregated for futures contracts	1,174,000
Receivable for investments sold	12,694,834
Receivable for interest	661,136
Principal paydown receivable	333,142
Receivable for Fund shares sold	159,437
Receivable for daily variation margin on open futures contracts	110,064
Prepaid expenses and other assets	102,874
Total assets	222,756,528
Liabilities
Payable for investments purchased	20,618,086
Payable for Fund shares redeemed	324,047
Dividends payable	134,455
Payable for daily variation margin on open futures contracts	61,797
Management fee payable	34,468
Administration fees payable	13,176
Shareholder servicing fees payable	8,019
Trustees’ fees and expenses payable	7,529
Distribution fee payable	596
Accrued expenses and other liabilities	52,989
Total liabilities	21,255,162
Total net assets	$201,501,366
Net assets consist of
Paid-in capital	$331,260,008
Total distributable loss	(129,758,642)
Total net assets	$201,501,366
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 5

Statement of assets and liabilities—February 28, 2025 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$20,878,107
Shares outstanding–Class A1	2,335,249
Net asset value per share–Class A	$8.94
Maximum offering price per share – Class A2	$9.12
Net assets–Class C	$937,186
Shares outstanding–Class C1	104,672
Net asset value per share–Class C	$8.95
Net assets–Class R6	$36,846,794
Shares outstanding–Class R6[1]	4,107,332
Net asset value per share–Class R6	$8.97
Net assets–Administrator Class	$17,609,773
Shares outstanding–Administrator Class[1]	1,965,863
Net asset value per share–Administrator Class	$8.96
Net assets–Institutional Class	$125,229,506
Shares outstanding–Institutional Class[1]	13,988,864
Net asset value per share–Institutional Class	$8.95
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Short Duration Government Bond Fund

Statement of operations—six months ended February 28, 2025 (unaudited)
Statement of operations
Investment income
Interest	$4,544,352
Income from affiliated securities	140,038
Total investment income	4,684,390
Expenses
Management fee	326,636
Administration fees
Class A	15,676
Class C	774
Class R6	5,237
Administrator Class	8,736
Institutional Class	44,932
Shareholder servicing fees
Class A	26,127
Class C	1,290
Administrator Class	21,705
Distribution fee
Class C	3,869
Custody and accounting fees	6,144
Professional fees	26,222
Registration fees	49,787
Shareholder report expenses	16,762
Trustees’ fees and expenses	7,897
Other fees and expenses	12,795
Total expenses	574,589
Less: Fee waivers and/or expense reimbursements
Fund-level	(94,183)
Class A	(574)
Class R6	(5,237)
Administrator Class	(11,165)
Institutional Class	(18,806)
Net expenses	444,624
Net investment income	4,239,766
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(362,075)
Futures contracts	(270,308)
Net realized losses on investments	(632,383)
Net change in unrealized gains (losses) on
Unaffiliated securities	483,635
Futures contracts	42,491
Net change in unrealized gains (losses) on investments	526,126
Net realized and unrealized gains (losses) on investments	(106,257)
Net increase in net assets resulting from operations	$4,133,509
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 28, 2025 (unaudited)		Year ended August 31, 2024
Operations
Net investment income		$4,239,766		$9,000,404
Net realized losses on investments		(632,383)		(503,208)
Net change in unrealized gains (losses) on investments		526,126		4,854,613
Net increase in net assets resulting from operations		4,133,509		13,351,809
Distributions to shareholders from
Net investment income and net realized gains
Class A		(450,946)		(1,020,743)
Class C		(18,365)		(44,738)
Class R6		(822,399)		(1,608,568)
Administrator Class		(391,891)		(829,934)
Institutional Class		(2,620,140)		(6,084,825)
Total distributions to shareholders		(4,303,741)		(9,588,808)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	105,690	941,362	261,142	2,303,848
Class C	8,918	80,000	5,147	45,487
Class R6	722,619	6,475,697	337,857	3,008,147
Administrator Class	3,089	27,560	19,931	176,330
Institutional Class	3,757,203	33,497,785	3,383,619	30,011,790
		41,022,404		35,545,602
Reinvestment of distributions
Class A	47,486	423,974	110,384	975,888
Class C	2,027	18,116	5,062	44,738
Class R6	85,479	765,580	158,965	1,410,127
Administrator Class	43,059	385,232	93,268	826,113
Institutional Class	239,152	2,137,427	538,647	4,768,526
		3,730,329		8,025,392
Payment for shares redeemed
Class A	(237,396)	(2,116,355)	(601,660)	(5,332,995)
Class C	(21,358)	(190,500)	(61,491)	(543,013)
Class R6	(387,256)	(3,465,912)	(914,635)	(8,103,128)
Administrator Class	(57,743)	(516,578)	(253,920)	(2,243,776)
Institutional Class	(1,956,434)	(17,487,188)	(7,604,549)	(67,339,672)
		(23,776,533)		(83,562,584)
Net increase (decrease) in net assets resulting from capital share transactions		20,976,200		(39,991,590)
Total increase (decrease) in net assets		20,805,968		(36,228,589)
Net assets
Beginning of period		180,695,398		216,923,987
End of period		$201,501,366		$180,695,398
The accompanying notes are an integral part of these financial statements.
8 | Allspring Short Duration Government Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.95	$8.78	$9.04	$9.71	$9.85	$9.73
Net investment income	0.19 [1]	0.37 [1]	0.22 [1]	0.04 [1]	0.00 [1,2]	0.15
Net realized and unrealized gains (losses) on investments	(0.01)	0.20	(0.22)	(0.59)	(0.04)	0.18
Total from investment operations	0.18	0.57	0.00	(0.55)	(0.04)	0.33
Distributions to shareholders from
Net investment income	(0.19)	(0.40)	(0.26)	(0.12)	(0.10)	(0.21)
Net asset value, end of period	$8.94	$8.95	$8.78	$9.04	$9.71	$9.85
Total return[3]	2.02%	6.57%	0.02%	(5.65)%	(0.45)%	3.41%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.86%	0.83%	0.79%	0.79%	0.81%
Net expenses	0.76%	0.77%	0.78%	0.78%	0.78%	0.78%
Net investment income	4.20%	4.17%	2.53%	0.38%	0.01%	1.32%
Supplemental data
Portfolio turnover rate	94%	200%	350%	367%	294%	395%
Net assets, end of period (000s omitted)	$20,878	$21,664	$23,260	$30,817	$67,959	$60,425

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.97	$8.79	$9.06	$9.72	$9.87	$9.75
Net investment income (loss)	0.15 [1]	0.30 [1]	0.16 [1]	(0.03)[1]	(0.07)[1]	0.07
Net realized and unrealized gains (losses) on investments	(0.01)	0.21	(0.24)	(0.58)	(0.06)	0.18
Total from investment operations	0.14	0.51	(0.08)	(0.61)	(0.13)	0.25
Distributions to shareholders from
Net investment income	(0.16)	(0.33)	(0.19)	(0.05)	(0.02)	(0.13)
Net asset value, end of period	$8.95	$8.97	$8.79	$9.06	$9.72	$9.87
Total return[2]	1.52%	5.89%	(0.84)%	(6.26)%	(1.29)%	2.64%
Ratios to average net assets (annualized)
Gross expenses	1.61%	1.61%	1.57%	1.53%	1.54%	1.56%
Net expenses	1.52%	1.52%	1.53%	1.52%	1.53%	1.53%
Net investment income (loss)	3.45%	3.39%	1.75%	(0.34)%	(0.69)%	0.61%
Supplemental data
Portfolio turnover rate	94%	200%	350%	367%	294%	395%
Net assets, end of period (000s omitted)	$937	$1,032	$1,463	$2,602	$4,963	$8,868

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Short Duration Government Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.98	$8.81	$9.07	$9.74	$9.89	$9.77
Net investment income	0.21 [1]	0.40 [1]	0.26 [1]	0.09	0.04	0.19
Net realized and unrealized gains (losses) on investments	(0.01)	0.20	(0.22)	(0.60)	(0.05)	0.18
Total from investment operations	0.20	0.60	0.04	(0.51)	(0.01)	0.37
Distributions to shareholders from
Net investment income	(0.21)	(0.43)	(0.30)	(0.16)	(0.14)	(0.25)
Net asset value, end of period	$8.97	$8.98	$8.81	$9.07	$9.74	$9.89
Total return[2]	2.22%	6.99%	0.43%	(5.24)%	(0.13)%	3.83%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.49%	0.45%	0.42%	0.41%	0.43%
Net expenses	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	4.59%	4.56%	2.95%	0.93%	0.42%	1.77%
Supplemental data
Portfolio turnover rate	94%	200%	350%	367%	294%	395%
Net assets, end of period (000s omitted)	$36,847	$33,122	$36,155	$43,142	$47,471	$48,371

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.97	$8.80	$9.06	$9.73	$9.87	$9.75
Net investment income	0.20 [1]	0.38 [1]	0.24 [1]	0.06	0.02 [1]	0.16 [1]
Net realized and unrealized gains (losses) on investments	(0.01)	0.20	(0.22)	(0.59)	(0.05)	0.19
Total from investment operations	0.19	0.58	0.02	(0.53)	(0.03)	0.35
Distributions to shareholders from
Net investment income	(0.20)	(0.41)	(0.28)	(0.14)	(0.11)	(0.23)
Net asset value, end of period	$8.96	$8.97	$8.80	$9.06	$9.73	$9.87
Total return[2]	2.10%	6.75%	0.20%	(5.47)%	(0.26)%	3.60%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.81%	0.76%	0.73%	0.73%	0.75%
Net expenses	0.59%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	4.37%	4.33%	2.67%	0.68%	0.20%	1.54%
Supplemental data
Portfolio turnover rate	94%	200%	350%	367%	294%	395%
Net assets, end of period (000s omitted)	$17,610	$17,741	$18,632	$27,229	$32,375	$36,262

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Short Duration Government Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.97	$8.79	$9.06	$9.72	$9.87	$9.75
Net investment income	0.20 [1]	0.40 [1]	0.25 [1]	0.07 [1]	0.04 [1]	0.17
Net realized and unrealized gains (losses) on investments	(0.02)	0.21	(0.23)	(0.57)	(0.06)	0.19
Total from investment operations	0.18	0.61	0.02	(0.50)	(0.02)	0.36
Distributions to shareholders from
Net investment income	(0.20)	(0.43)	(0.29)	(0.16)	(0.13)	(0.24)
Net asset value, end of period	$8.95	$8.97	$8.79	$9.06	$9.72	$9.87
Total return[2]	2.08%	7.06%	0.27%	(5.20)%	(0.19)%	3.78%
Ratios to average net assets (annualized)
Gross expenses	0.55%	0.54%	0.49%	0.46%	0.46%	0.48%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	4.55%	4.51%	2.81%	0.79%	0.37%	1.72%
Supplemental data
Portfolio turnover rate	94%	200%	350%	367%	294%	395%
Net assets, end of period (000s omitted)	$125,230	$107,137	$137,415	$334,060	$570,276	$451,715

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 13

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short Duration Government Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are
14 | Allspring Short Duration Government Bond Fund

Notes to financial statements (unaudited)
repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2025, the aggregate cost of all investments for federal income tax purposes was $208,441,724 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$673,857
Gross unrealized losses	(1,552,271)
Net unrealized losses	$(878,414)
As of August 31, 2024, the Fund had capital loss carryforwards which consisted of $59,741,463 in short-term capital losses and $68,442,673 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Short Duration Government Bond Fund | 15

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$137,818,387	$0	$137,818,387
Asset-backed securities	0	13,188,610	0	13,188,610
Non-agency mortgage-backed securities	0	2,925,522	0	2,925,522
U.S. Treasury securities	45,497,559	0	0	45,497,559
Short-term investments
Investment companies	8,090,264	0	0	8,090,264
	53,587,823	153,932,519	0	207,520,342
Futures contracts	116,420	0	0	116,420
Total assets	$53,704,243	$153,932,519	$0	$207,636,762
Liabilities
Futures contracts	$73,452	$0	$0	$73,452
Total liabilities	$73,452	$0	$0	$73,452
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At February 28, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the six months ended February 28, 2025, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
16 | Allspring Short Duration Government Bond Fund

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of February 28, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.77%
Class C	1.52
Class R6	0.37
Administrator Class	0.60
Institutional Class	0.42
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2025, Allspring Funds Distributor received $122 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended February 28, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2025 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$199,909,236	$5,350,023	$169,862,467	$3,421,392
Allspring Short Duration Government Bond Fund | 17

Notes to financial statements (unaudited)
6.
DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2025, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund had an average notional amount of $81,537,767 in long futures contracts and $19,108,576 in short futures contracts during the six months ended February 28, 2025.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Exchange-Traded Funds Trust, Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended February 28, 2025, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
18 | Allspring Short Duration Government Bond Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Short Duration Government Bond Fund | 19

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

20 | Allspring Short Duration Government Bond Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0932 02-25

Allspring Short-Term Bond Plus Fund
Long Form Financial Statements
Semi-Annual Report
February 28, 2025

Allspring Short-Term Bond Plus Fund | 1

Portfolio of investments—February 28, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 10.73%
FHLMC	4.00%	5-1-2025	$7,246	$7,229
FHLMC Multifamily Structured Pass-Through Certificates Series Q004 Class AFL (12 Month Treasury Average+0.74%)±	5.38	5-25-2044	221,292	221,391
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	171,670	195,608
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.90	7-25-2043	40,556	39,204
FHLMC Structured Pass-Through Certificates Series T-59 Class 2A1±±	4.01	10-25-2043	406,620	332,280
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.59	4-1-2038	55,613	57,472
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.13	4-1-2032	9,185	9,370
FHLMC (RFUCCT1Y+1.91%)±	7.41	9-1-2031	1,359	1,389
FHLMC Series 2597 Class AE	5.50	4-15-2033	3,298	3,306
FHLMC Series 3735 Class KL	3.50	10-15-2025	12,668	12,607
FNMA	5.00	10-1-2039	5,473,229	5,508,331
FNMA	6.00	3-1-2033	28,692	29,156
FNMA	6.50	8-1-2031	77,250	79,589
FNMA%%	6.50	3-15-2055	6,085,000	6,268,121
FNMA (1 Year Treasury Constant Maturity+1.27%)±	5.52	8-1-2034	26,041	25,973
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.72	11-1-2031	11,577	11,776
FNMA (1 Year Treasury Constant Maturity+2.29%)±	7.01	8-1-2036	241,950	250,791
FNMA (RFUCCT1Y+1.77%)±	7.14	7-1-2044	166,385	171,257
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	9,101	9,925
FNMA Series 2002-T12 Class A4	9.50	5-25-2042	261,947	272,266
FNMA Series 2003-W11 Class A1±±	7.89	6-25-2033	3,217	3,259
FNMA Series 2003-W6 Class 6A±±	4.71	8-25-2042	166,130	162,963
FNMA Series 2003-W6 Class PT4±±	8.19	10-25-2042	24,754	26,473
FNMA Series 2005-84 Class MB	5.75	10-25-2035	46,858	47,945
FNMA Series 2006-W1 Class 2AF2 (30 Day Average U.S. SOFR+0.30%)±	4.66	2-25-2046	707,005	700,068
FNMA Series 2011-48 Class CN±±	4.00	6-25-2026	24,732	24,561
GNMA	5.00	11-20-2054	6,256,486	6,182,948
GNMA	5.50	6-20-2054	9,203,559	9,235,630
GNMA	5.50	8-20-2054	6,198,905	6,221,142
GNMA%%	6.00	3-15-2055	12,315,000	12,481,225
GNMA%%	6.50	3-15-2055	29,485,000	30,081,611
GNMA Series 2005-27 Class PA	4.50	4-20-2035	10,568	10,487
Total agency securities (Cost $78,574,575)				78,685,353
Asset-backed securities: 16.20%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	1,311,665	1,344,735
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	3,500,000	3,494,690
American Credit Acceptance Receivables Trust Series 2024-4 Class B144A	4.80	11-13-2028	2,715,000	2,720,783
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	944,015	879,495
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A Class B144A	2.68	8-20-2026	2,220,000	2,208,503
The accompanying notes are an integral part of these financial statements.
2 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
BDS LLC Series 2025-FL14 Class A (U.S. SOFR 1 Month+1.28%)144A±%%	5.58%	10-21-2042	$3,370,000	$3,363,933
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	537,043	525,858
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	1,335,000	1,282,508
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class A2144A	5.05	3-15-2029	4,061,057	4,073,965
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	2,200,000	2,215,982
BRAVO Residential Funding Trust Series 2021-HE2 Class A1 (30 Day Average U.S. SOFR+0.75%)144A±	5.10	11-25-2069	837,978	835,513
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	970,000	941,124
Carvana Auto Receivables Trust Series 2021-P3 Class A3	0.70	11-10-2026	673,512	670,255
Carvana Auto Receivables Trust Series 2023-P1 Class A3144A	5.98	12-10-2027	598,466	602,390
Carvana Auto Receivables Trust Series 2024-P3 Class A2	4.61	11-10-2027	2,037,293	2,037,789
CFMT LLC Series 2021-AL1 Class B144A	1.39	9-22-2031	280,172	275,800
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	2,625,000	2,669,327
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	915,000	953,321
Commonbond Student Loan Trust Series 2018-BGS Class A1144A	3.56	9-25-2045	524,568	500,855
Contimortgage Home Equity Loan Trust Series 1996-2 Class IOƒ±±	0.00	7-15-2027	339,859	4,434
CPS Auto Receivables Trust Series 2021-A Class D144A	1.16	12-15-2026	281,662	281,167
Credit Acceptance Auto Loan Trust Series 2023-2A Class A144A	5.92	5-16-2033	350,000	352,536
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	2,760,000	2,745,785
Domino’s Pizza Master Issuer LLC Series 2015-1A Class A2II144A	4.47	10-25-2045	3,060,750	3,052,951
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (U.S. SOFR 1 Month+1.24%)±	5.55	9-25-2033	66,950	66,078
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	1,117,410	1,138,316
FIGRE Trust Series 2025-HE1 Class C144A±±	6.03	1-25-2055	1,881,830	1,902,929
Finance of America HECM Buyout Series 2024-HB1 Class A1A144A±±	4.00	10-1-2034	2,602,488	2,588,974
FirstKey Homes Trust Series 2021-SFR1 Class C144A	1.89	8-17-2038	1,835,000	1,761,562
FirstKey Homes Trust Series 2021-SFR2 Class B144A	1.61	9-17-2038	2,235,000	2,127,931
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	613,462	641,648
FREED Mortgage Trust Series 2022-HE1 Class A144A±±	7.00	10-25-2037	1,280,159	1,302,823
FS Rialto Issuer LLC Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	6.23	11-16-2036	2,000,000	1,989,788
FS Rialto Issuer LLC Series 2025-FL10 Class AS (U.S. SOFR 1 Month+1.59%)144A±	5.89	8-1-2030	3,000,000	2,993,428
Gracie Point International Funding LLC Series 2023-2A Class A (90 Day Average U.S. SOFR+2.25%)144A±	6.67	3-1-2027	257,368	257,845
Harley-Davidson Motorcycle Trust Series 2023-B Class A3	5.69	8-15-2028	1,120,000	1,134,686
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	2,454,000	2,556,142
HGI CRE CLO Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.16%)144A±	5.48	6-16-2036	251,847	250,006
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 3

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
HGI CRE CLO Ltd. Series 2021-FL2 Class C (U.S. SOFR 1 Month+1.91%)144A±	6.23%	9-17-2036	$1,000,000	$998,577
Hyundai Auto Receivables Trust Series 2024-A Class B	5.14	1-15-2031	2,500,000	2,546,976
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	1,759,935	1,771,692
Lendbuzz Securitization Trust Series 2024-3A Class A2144A	4.97	10-15-2029	3,700,000	3,705,998
Lendmark Funding Trust Series 2024-2A Class A144A	4.47	2-21-2034	3,000,000	2,976,816
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	5.51	10-16-2036	162,658	162,411
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.66	2-19-2037	3,168,815	3,166,524
MF1 Multifamily Housing Mortgage Loan Trust Series 2021- FL5 Class A (U.S. SOFR 1 Month+0.96%)144A±	5.28	7-15-2036	178,065	177,860
Mission Lane Credit Card Master Trust Series 2024-B Class A144A	5.88	1-15-2030	3,720,000	3,748,287
MNR ABS Issuer I LLC‡	8.12	12-15-2038	767,185	776,775
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	1,613,515	1,430,768
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	2,169,100	2,231,761
Octane Receivables Trust Series 2022-2A Class A144A	5.11	2-22-2028	211,883	212,113
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	182,111	182,910
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	645,000	652,739
OneMain Financial Issuance Trust Series 2023-2A Class A2 (30 Day Average U.S. SOFR+1.50%)144A±	5.84	9-15-2036	200,000	203,457
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A144A	1.22	1-16-2029	185,032	183,365
Pagaya AI Debt Trust Series 2023-8 Class A144A	7.30	6-16-2031	1,744,779	1,772,801
Pagaya AI Debt Trust Series 2024-4 Class A144A	6.49	8-15-2031	2,121,277	2,128,710
Prestige Auto Receivables Trust Series 2024-2A Class B144A	4.56	2-15-2029	1,745,000	1,741,198
Prodigy Finance DAC Series 2021-1A Class A (U.S. SOFR 1 Month+1.36%)144A±	5.68	7-25-2051	691,661	691,069
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	1,487,206	1,518,419
RR 5 Ltd. Series 2018-5A Class A1R (U.S. SOFR 3 Month+1.50%)144A±	5.80	7-15-2039	2,500,000	2,512,675
Santander Bank Auto Credit-Linked Notes Series 2022-A Class D144A	9.97	5-15-2032	4,700,000	4,797,630
SBNA Auto Lease Trust Series 2025-A Class A3144A	4.83	4-20-2028	3,500,000	3,508,410
Service Experts Issuer LLC Series 2021-1A Class A144A	2.67	2-2-2032	1,030,993	1,002,604
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	5.74	12-17-2068	1,349,438	1,351,194
SLM Student Loan Trust Series 2013-1 Class A3 (30 Day Average U.S. SOFR+0.66%)±	5.02	5-26-2055	446,002	440,874
Sotheby’s Artfi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	3,400,000	3,447,370
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class AR (U.S. SOFR 3 Month+1.34%)144A±	5.64	4-15-2030	45,199	45,264
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class BR (U.S. SOFR 3 Month+1.81%)144A±	6.11	4-15-2030	2,660,000	2,665,508
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	484,324	451,062
The accompanying notes are an integral part of these financial statements.
4 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Store Master Funding I-VII Series 2018-1A Class A2144A	4.29%	10-20-2048	$942,804	$926,368
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	2,992,500	2,980,897
THL Credit Wind River CLO Ltd. Series 2013-2A Class AR2 (U.S. SOFR 3 Month+1.26%)144A±	5.55	10-18-2030	476,694	476,808
Venture XXIX CLO Ltd. Series 2017-29A Class AR (U.S. SOFR 3 Month+1.25%)144A±	5.57	9-7-2030	961,275	963,559
VR Funding LLC Series 2020-1A Class B144A	4.22	11-15-2050	289,333	283,569
Zais CLO 6 Ltd. Series 2017-1A Class CR (U.S. SOFR 3 Month+2.91%)144A±	7.21	7-15-2029	1,280,888	1,283,118
Total asset-backed securities (Cost $118,986,147)				118,863,991
Corporate bonds and notes: 28.93%
Basic materials: 1.16%
Chemicals: 0.82%
International Flavors & Fragrances, Inc.144A	1.23	10-1-2025	3,000,000	2,937,637
Solvay Finance America LLC144A	5.65	6-4-2029	3,000,000	3,077,850
				6,015,487
Mining: 0.34%
Glencore Funding LLC144A	5.40	5-8-2028	2,465,000	2,508,874
Communications: 1.51%
Media: 0.91%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	3,740,000	3,862,610
News Corp.144A	3.88	5-15-2029	3,000,000	2,836,874
				6,699,484
Telecommunications: 0.60%
Frontier California, Inc. Series F	6.75	5-15-2027	1,975,000	2,009,562
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	2,367,300	2,381,786
				4,391,348
Consumer, cyclical: 4.69%
Airlines: 1.36%
Alaska Airlines Pass-Through Trust Series 2020-1 Class A144A	4.80	8-15-2027	1,925,577	1,924,810
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	2,967,109	2,883,314
American Airlines Series 2017-2 Class B	3.70	10-15-2025	1,028,429	1,018,910
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.50	10-20-2025	613,750	612,523
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	1,740,000	1,728,734
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	1,500,000	1,510,266
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88	1-15-2026	311,040	309,835
				9,988,392
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 5

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Apparel: 0.11%
Tapestry, Inc.	5.10%	3-11-2030	$795,000	$797,942
Auto manufacturers: 1.63%
BMW U.S. Capital LLC144A	4.65	8-13-2026	3,495,000	3,504,204
Ford Motor Credit Co. LLC	4.39	1-8-2026	1,500,000	1,489,933
General Motors Financial Co., Inc.	5.55	7-15-2029	1,260,000	1,279,620
Hyundai Capital America144A	1.30	1-8-2026	1,115,000	1,084,223
Hyundai Capital America144A	5.65	6-26-2026	1,080,000	1,093,038
Volkswagen Group of America Finance LLC144A	4.90	8-14-2026	3,495,000	3,498,443
				11,949,461
Entertainment: 0.34%
Warnermedia Holdings, Inc.	3.64	3-15-2025	1,000,000	999,477
Warnermedia Holdings, Inc.	3.76	3-15-2027	1,500,000	1,464,203
				2,463,680
Housewares: 0.19%
Newell Brands, Inc.	5.70	4-1-2026	1,407,000	1,405,947
Lodging: 0.31%
Las Vegas Sands Corp.	6.00	8-15-2029	2,200,000	2,260,420
Retail: 0.34%
Advance Auto Parts, Inc.	5.95	3-9-2028	2,500,000	2,517,753
Toys/games/hobbies: 0.41%
Mattel, Inc.144A	3.38	4-1-2026	1,045,000	1,029,179
Mattel, Inc.144A	5.88	12-15-2027	1,985,000	1,993,331
				3,022,510
Consumer, non-cyclical: 1.31%
Agriculture: 0.21%
Altria Group, Inc.	1.70	6-15-2025	1,515,000	1,566,015
Commercial services: 0.69%
Global Payments, Inc.	4.80	4-1-2026	3,695,000	3,697,524
UL Solutions, Inc.144A	6.50	10-20-2028	1,275,000	1,337,196
				5,034,720
Healthcare-services: 0.41%
HCA, Inc.	5.00	3-1-2028	3,000,000	3,024,287
Energy: 3.00%
Oil & gas: 2.57%
Chevron USA, Inc.	4.48	2-26-2028	3,430,000	3,446,826
ConocoPhillips Co.	4.70	1-15-2030	3,765,000	3,786,662
CrownRock LP/CrownRock Finance, Inc.144A	5.00	5-1-2029	4,549,000	4,619,673
Expand Energy Corp.	5.38	3-15-2030	2,515,000	2,500,001
The accompanying notes are an integral part of these financial statements.
6 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
HF Sinclair Corp.	5.75%	1-15-2031	$2,145,000	$2,182,383
HF Sinclair Corp.	6.38	4-15-2027	2,293,000	2,325,778
				18,861,323
Pipelines: 0.43%
South Bow USA Infrastructure Holdings LLC144A	4.91	9-1-2027	3,150,000	3,152,600
Financial: 12.30%
Banks: 5.09%
Bank of America Corp. (U.S. SOFR+0.83%)±	4.98	1-24-2029	3,000,000	3,026,591
Bank of America Corp. Series N (U.S. SOFR+0.91%)±	1.66	3-11-2027	2,370,000	2,301,209
Citibank NA	4.93	8-6-2026	3,455,000	3,479,663
Goldman Sachs Group, Inc. (U.S. SOFR+0.91%)±	1.95	10-21-2027	3,000,000	2,873,733
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	3,175,000	3,209,177
JPMorgan Chase & Co. (U.S. SOFR+1.33%)±	6.07	10-22-2027	3,000,000	3,071,812
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.70%)±	1.04	2-4-2027	835,000	808,901
Morgan Stanley (U.S. SOFR+1.11%)±	5.23	1-15-2031	1,795,000	1,822,680
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	1,500,000	1,511,994
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	2,035,000	2,061,261
Morgan Stanley (U.S. SOFR+1.99%)±	2.19	4-28-2026	2,305,000	2,296,009
PNC Financial Services Group, Inc. (U.S. SOFR+1.07%)±	5.22	1-29-2031	2,085,000	2,121,851
Santander Holdings USA, Inc. (U.S. SOFR+2.33%)±	5.81	9-9-2026	1,250,000	1,256,748
Truist Financial Corp. (U.S. SOFR+2.05%)±	6.05	6-8-2027	1,000,000	1,017,428
U.S. Bancorp (U.S. SOFR+1.06%)±	5.05	2-12-2031	1,705,000	1,717,539
Wells Fargo & Co. (U.S. SOFR+1.11%)±	5.24	1-24-2031	1,795,000	1,824,403
Wells Fargo & Co. (U.S. SOFR+1.51%)±	3.53	3-24-2028	3,000,000	2,933,531
				37,334,530
Diversified financial services: 1.04%
Aircastle Ltd.144A	6.50	7-18-2028	2,650,000	2,767,662
Aviation Capital Group LLC144A	6.75	10-25-2028	1,000,000	1,059,221
Blackstone Holdings Finance Co. LLC144A	5.90	11-3-2027	2,145,000	2,215,204
Citadel LP144A	6.00	1-23-2030	1,565,000	1,594,330
				7,636,417
Insurance: 3.18%
Athene Global Funding	0.37	9-10-2026	2,000,000	1,998,662
Athene Global Funding144A	2.72	1-7-2029	1,150,000	1,060,538
CNO Global Funding144A	5.88	6-4-2027	1,500,000	1,537,399
Equitable Financial Life Global Funding144A	5.50	12-2-2025	2,080,000	2,093,929
Equitable Holdings, Inc.144A	4.57	2-15-2029	860,000	849,290
Guardian Life Global Funding144A	5.55	10-28-2027	2,815,000	2,888,833
Minnesota Life Insurance Co.144A	8.25	9-15-2025	3,000,000	3,046,349
NMI Holdings, Inc.	6.00	8-15-2029	1,405,000	1,428,415
Northwestern Mutual Global Funding144A	4.90	6-12-2028	3,000,000	3,033,609
Protective Life Global Funding144A	1.62	4-15-2026	2,370,000	2,295,401
RGA Global Funding144A	5.45	5-24-2029	3,000,000	3,080,885
				23,313,310
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 7

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Investment Companies: 0.63%
Ares Capital Corp. BDC	5.88%	3-1-2029	$1,490,000	$1,522,377
Blackstone Secured Lending Fund BDC	5.35	4-13-2028	1,900,000	1,903,666
Golub Capital Private Credit Fund BDC144A	5.88	5-1-2030	1,180,000	1,180,165
				4,606,208
REITs: 2.36%
Brandywine Operating Partnership LP	8.30	3-15-2028	1,140,000	1,205,898
Crown Castle, Inc.	4.90	9-1-2029	3,000,000	3,004,548
EPR Properties	4.50	4-1-2025	1,500,000	1,499,514
Piedmont Operating Partnership LP	9.25	7-20-2028	980,000	1,082,657
Sabra Health Care LP	5.13	8-15-2026	1,490,000	1,496,022
SBA Tower Trust144A	6.60	1-15-2028	2,525,000	2,596,011
Tanger Properties LP	3.13	9-1-2026	3,109,000	3,038,550
VICI Properties LP	4.38	5-15-2025	1,835,000	1,830,730
WEA Finance LLC144A	2.88	1-15-2027	1,612,000	1,550,354
				17,304,284
Industrial: 1.07%
Aerospace/defense: 0.05%
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	315,000	348,741
Engineering & construction: 0.61%
GTP Acquisition Partners I LLC Series 2015-2 Class A144A	3.48	6-16-2025	1,900,000	1,892,069
MasTec, Inc.144A	4.50	8-15-2028	2,620,000	2,565,806
				4,457,875
Transportation: 0.41%
TTX Co.144A	5.50	9-25-2026	3,000,000	3,045,049
Technology: 1.27%
Computers: 0.46%
Kyndryl Holdings, Inc.	2.05	10-15-2026	3,465,000	3,323,685
Semiconductors: 0.81%
Entegris, Inc.144A	4.75	4-15-2029	3,000,000	2,899,244
Foundry JV Holdco LLC144A	5.50	1-25-2031	3,000,000	3,054,658
				5,953,902
Utilities: 2.62%
Electric: 2.62%
Alliant Energy Finance LLC144A	5.40	6-6-2027	2,665,000	2,691,029
DTE Energy Co.	5.20	4-1-2030	4,005,000	4,061,785
Duke Energy Corp.	3.10	6-15-2028	2,840,000	2,967,653
Emera U.S. Finance LP	3.55	6-15-2026	1,485,000	1,462,046
National Rural Utilities Cooperative Finance Corp.	4.95	2-7-2030	1,945,000	1,969,226
Southern California Edison Co.	5.35	3-1-2026	2,000,000	2,008,866
The accompanying notes are an integral part of these financial statements.
8 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric(continued)
Vistra Operations Co. LLC144A	3.70%	1-30-2027		$3,195,000	$3,126,025
XPLR Infrastructure Operating Partners LP144A	3.88	10-15-2026		1,000,000	960,048
					19,246,678
Total corporate bonds and notes (Cost $210,650,744)					212,230,922
Foreign corporate bonds and notes: 2.66%
Communications: 0.46%
Telecommunications: 0.46%
Eutelsat SA	1.50	10-13-2028	EUR	500,000	370,269
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	1,380,000	1,434,686
SES SA (EURIBOR ICE Swap Rate 11:00am+3.19%)ʊ±	2.88	5-27-2026	EUR	1,625,000	1,595,088
					3,400,043
Consumer, cyclical: 0.73%
Auto manufacturers: 0.17%
Volkswagen Leasing GmbH	0.38	7-20-2026	EUR	1,200,000	1,205,826
Auto parts & equipment: 0.14%
Forvia SE	7.25	6-15-2026	EUR	364,000	387,405
Valeo SE	5.88	4-12-2029	EUR	600,000	657,066
					1,044,471
Entertainment: 0.20%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	290,000	308,109
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	1,035,000	1,134,450
					1,442,559
Leisure time: 0.22%
TUI AG	5.88	3-15-2029	EUR	1,500,000	1,622,716
Consumer, non-cyclical: 0.90%
Commercial services: 0.76%
Amber Finco PLC	6.63	7-15-2029	EUR	700,000	768,806
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	2,350,000	2,488,599
Verisure Holding AB	5.50	5-15-2030	EUR	369,000	398,886
Verisure Holding AB144A	9.25	10-15-2027	EUR	240,000	261,512
Worldline SA	4.13	9-12-2028	EUR	1,600,000	1,655,919
					5,573,722
Food: 0.05%
Iceland Bondco PLC	10.88	12-15-2027	GBP	295,000	397,574
Pharmaceuticals: 0.09%
Bayer AG (EURIBOR ICE Swap Rate 11:00am+2.65%)±	2.38	11-12-2079	EUR	600,000	620,555
Financial: 0.27%
Diversified financial services: 0.06%
Sherwood Financing PLC	4.50	11-15-2026	EUR	445,000	461,043
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 9

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Real estate: 0.21%
Aedas Homes Opco SL144A	4.00%	8-15-2026	EUR	1,500,000	$1,550,929
Industrial: 0.06%
Machinery-diversified: 0.06%
Nova Alexandre III SAS (3 Month EURIBOR+5.25%)144A±	8.04	7-15-2029	EUR	400,000	414,840
Utilities: 0.24%
Water: 0.24%
Holding d’Infrastructures des Metiers de l’Environnement	4.50	4-6-2027	EUR	1,650,000	1,738,330
Total foreign corporate bonds and notes (Cost $20,190,300)					19,472,608
Foreign government bonds: 1.59%
Australia: 0.33%
Australia	2.75	11-21-2028	AUD	3,965,000	2,374,024
Brazil: 0.34%
Brazil¤	0.00	10-1-2025	BRL	10,000,000	1,568,852
Brazil	10.00	1-1-2027	BRL	6,000,000	944,052
					2,512,904
Indonesia: 0.10%
Indonesia	6.88	4-15-2029	IDR	12,000,000,000	724,968
Malaysia: 0.10%
Malaysia	3.88	3-14-2025	MYR	3,300,000	739,636
South Africa: 0.12%
Republic of South Africa	8.00	1-31-2030	ZAR	17,605,000	899,274
United Kingdom: 0.60%
U.K. Gilts	1.63	10-22-2028	GBP	2,100,000	2,434,384
U.K. Gilts	4.13	7-22-2029	GBP	1,560,000	1,959,721
					4,394,105
Total foreign government bonds (Cost $12,364,071)					11,644,911

	Shares
Investment companies: 0.78%
Exchange-traded funds: 0.78%
iShares 0-5 Year High Yield Corporate Bond ETF	132,628	5,740,140
Total investment companies (Cost $5,514,810)		5,740,140
The accompanying notes are an integral part of these financial statements.
10 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 0.06%
Indiana: 0.06%
Education revenue: 0.06%
Indiana Secondary Market for Education Loans, Inc. (U.S. SOFR 1 Month+0.80%)±	5.23%	2-25-2044	$464,625	$463,615
Total municipal obligations (Cost $460,756)				463,615
Non-agency mortgage-backed securities: 11.80%
A&D Mortgage Trust Series 2024-NQM3 Class A1144A±±	6.45	7-25-2069	2,832,914	2,872,908
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	2,502,258	2,512,452
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	2,556,067	2,232,963
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	232,739	220,792
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	860,978	814,458
Angel Oak Mortgage Trust Series 2024-8 Class A1144A±±	5.34	5-27-2069	2,778,611	2,775,086
BAHA Trust Series 2024-MAR Class B144A±±	7.07	12-10-2041	3,500,000	3,674,011
Brean Asset-Backed Securities Trust Series 2021-RM2 Class A144A±±	1.75	10-25-2061	1,530,532	1,448,128
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A±±	2.72	11-25-2059	109,565	108,276
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	6.32	10-15-2036	2,165,000	2,162,294
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	6.95	2-15-2041	3,010,000	2,968,613
BX Trust Series 2025-VLT6 Class B (U.S. SOFR 1 Month+1.89%)144A±%%	6.21	3-15-2030	2,995,000	2,988,446
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±±	6.31	6-19-2031	44,118	43,502
COMM Mortgage Trust Series 2014-CR14 Class B±±	3.77	2-10-2047	379,908	364,149
CSAIL Commercial Mortgage Trust Series 2016-C5 Class A4	3.49	11-15-2048	302,214	299,991
CSMC Trust Series 2020-AFC1 Class A3144A±±	3.51	2-25-2050	469,228	447,026
CSMC Trust Series 2021-AFC1 Class A2144A±±	1.07	3-25-2056	1,120,648	923,296
Finance of America Structured Securities Trust Series 2024-S2 Class A1144A±±	3.50	4-25-2074	2,498,713	2,400,306
Finance of America Structured Securities Trust Series 2025-S1 Class A1144A♦	3.50	2-25-2075	2,545,000	2,394,707
GCAT Trust Series 2021-NQM1 Class A1144A±±	0.87	1-25-2066	865,816	751,918
GS Mortgage Securities Corp. Trust Series 2018-LUAU Class A (U.S. SOFR 1 Month+1.30%)144A±	5.61	11-15-2032	2,770,000	2,763,075
GS Mortgage Securities Corp. Trust Series 2021-DM Class A (U.S. SOFR 1 Month+1.00%)144A±	5.31	11-15-2036	2,518,000	2,502,283
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	5.95	8-25-2054	2,422,588	2,422,583
GSMPS Mortgage Loan Trust Series 1998-1 Class A144A±±	8.00	9-19-2027	87,951	84,797
Hudson’s Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	2,215,000	2,176,414
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1144A±±	1.60	11-25-2056	2,147,233	1,841,582
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.43	5-25-2067	4,005,000	3,499,610
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 11

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (U.S. SOFR 1 Month+1.26%)144A±	5.57%	6-15-2035	$566,915	$497,032
JPMorgan Mortgage Trust Series 2020-2 Class A7144A±±	3.50	7-25-2050	818,655	735,602
MASTR Adjustable Rate Mortgages Trust Series 2002-3 Class 4A1±±	6.75	10-25-2032	637	633
Merrill Lynch Golden National MTGE Asset Backed Certificates Series 1998-GN1 Class M2	8.02	2-25-2027	34,322	33,968
MFA Trust Series 2020-NQM1 Class A2144A±±	2.79	8-25-2049	309,235	295,152
MFA Trust Series 2021-NQM1 Class A2144A±±	1.38	4-25-2065	539,431	501,643
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	2,530,000	2,277,000
New Residential Mortgage Loan Trust Series 2018-5A Class A1A144A±±	4.25	12-25-2057	1,216,462	1,185,741
New Residential Mortgage Loan Trust Series 2019-6A Class A1B144A±±	3.50	9-25-2059	806,018	760,160
NYMT Loan Trust Series 2022-CP1 Class A1144A	2.04	7-25-2061	1,906,766	1,766,420
OBX Trust Series 2019-EXP1 Class 1A3144A±±	4.00	1-25-2059	282,823	278,834
OPG Trust Series 2021-PORT Class B (U.S. SOFR 1 Month+0.83%)144A±	5.14	10-15-2036	2,990,000	2,975,050
PKHL Commercial Mortgage Trust Series 2021-MF Class B (U.S. SOFR 1 Month+1.29%)144A±	5.61	7-15-2038	3,342,000	2,966,306
PRPM LLC Series 2024-2 Class A1144A±±	7.03	3-25-2029	1,142,089	1,151,987
RCKT Mortgage Trust Series 2023-CES2 Class A1A144A±±	6.81	9-25-2043	952,784	967,236
Residential Mortgage Loan Trust Series 2021-1R Class A2144A±±	1.10	1-25-2065	130,236	124,242
ROCK Trust Series 2024-CNTR Class B144A	5.93	11-13-2041	4,205,000	4,301,483
Saluda Grade Alternative Mortgage Trust Series 2024-CES1 Class A1144A±±	6.31	3-25-2054	2,427,127	2,474,996
SHER Trust Series 2024-DAL Class B (U.S. SOFR 1 Month+2.24%)144A±	6.55	4-15-2037	3,100,000	3,101,938
SHR Trust Series 2024-LXRY Class A (U.S. SOFR 1 Month+1.95%)144A±	6.26	10-15-2041	3,370,000	3,383,709
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050	1,103,307	1,052,580
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	205,563	199,836
Towd Point Mortgage Trust Series 2019-4 Class A1144A±±	2.90	10-25-2059	631,692	602,887
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (U.S. SOFR 1 Month+0.90%)144A±	5.21	2-15-2032	1,128,174	1,127,889
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	3,675,696	3,244,393
Verus Securitization Trust Series 2021-8 Class A2144A±±	2.29	11-25-2066	1,612,329	1,432,043
Verus Securitization Trust Series 2021-R1 Class A2144A±±	1.06	10-25-2063	62,012	58,728
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	647,130	606,754
VM Master Issuer LLC Series 2022-1 Class B144A±±	6.88	5-24-2025	673,741	653,888
Wilshire Funding Corp. Series 1996-3 Class M2±±	7.64	8-25-2032	44,187	44,738
The accompanying notes are an integral part of these financial statements.
12 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Wilshire Funding Corp. Series 1996-3 Class M3±±	7.64%	8-25-2032	$21,116	$21,015
Wilshire Funding Corp. Series 1998-WFC2 Class M1 (12 Month Treasury Average+2.00%)±	6.83	12-28-2037	2,361	2,340
Total non-agency mortgage-backed securities (Cost $89,089,615)				86,519,889
U.S. Treasury securities: 14.00%
U.S. Treasury Notes	0.38	12-31-2025	7,510,000	7,280,593
U.S. Treasury Notes	3.75	8-15-2027	19,760,000	19,654,253
U.S. Treasury Notes##	4.25	12-31-2026	43,000,000	43,178,046
U.S. Treasury Notes	4.25	1-15-2028	1,570,000	1,581,652
U.S. Treasury Notes	4.38	7-31-2026	30,885,000	31,021,328
Total U.S. Treasury securities (Cost $102,461,782)				102,715,872
Yankee corporate bonds and notes: 11.46%
Basic materials: 0.14%
Chemicals: 0.14%
Braskem Netherlands Finance BV144A	4.50	1-10-2028	1,125,000	1,045,099
Communications: 0.45%
Media: 0.45%
Videotron Ltd.144A	3.63	6-15-2029	3,515,000	3,305,683
Consumer, non-cyclical: 0.73%
Agriculture: 0.27%
Viterra Finance BV144A	4.90	4-21-2027	2,000,000	1,995,229
Household products/wares: 0.46%
Reckitt Benckiser Treasury Services PLC144A	3.00	6-26-2027	3,430,000	3,315,882
Energy: 0.84%
Oil & gas: 0.84%
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.04%)ʊ±	4.38	6-22-2025	3,000,000	2,982,633
Woodside Finance Ltd.144A	3.65	3-5-2025	1,750,000	1,749,829
Woodside Finance Ltd.144A	3.70	3-15-2028	1,500,000	1,450,818
				6,183,280
Financial: 6.86%
Banks: 5.21%
Bank of Ireland Group PLC (U.S. SOFR+1.62%)144A±	5.60	3-20-2030	3,000,000	3,067,009
Banque Federative du Credit Mutuel SA144A	4.52	7-13-2025	3,000,000	2,998,671
Barclays PLC (U.S. SOFR+0.96%)±	5.09	2-25-2029	3,745,000	3,768,326
BNP Paribas SA (U.S. SOFR+1.00%)144A±	1.32	1-13-2027	1,545,000	1,501,798
DNB Bank ASA (U.S. SOFR+1.05%)144A±	4.85	11-5-2030	3,000,000	3,009,014
Federation des Caisses Desjardins du Quebec144A	5.25	4-26-2029	2,000,000	2,037,132
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+1.70%)±	5.87	3-6-2029	3,650,000	3,762,043
Macquarie Group Ltd. (U.S. SOFR+1.07%)144A±	1.34	1-12-2027	1,885,000	1,832,911
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 13

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
NatWest Group PLC (1 Year Treasury Constant Maturity+1.10%)±	5.58%	3-1-2028	$3,200,000	$3,253,454
Skandinaviska Enskilda Banken AB144A	5.38	3-5-2029	3,000,000	3,073,050
Sumitomo Mitsui Financial Group, Inc.	5.24	4-15-2030	3,000,000	3,059,980
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	2,000,000	1,912,130
UBS Group AG (1 Year Treasury Constant Maturity+1.08%)144A±	1.36	1-30-2027	2,000,000	1,942,491
UBS Group AG (U.S. SOFR+2.04%)144A±	2.19	6-5-2026	3,000,000	2,980,818
				38,198,827
Diversified financial services: 0.61%
Avolon Holdings Funding Ltd.144A	4.25	4-15-2026	975,000	968,816
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	2,500,000	2,493,046
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	1,000,000	1,021,241
				4,483,103
Insurance: 0.41%
RenaissanceRe Holdings Ltd.	3.60	4-15-2029	3,175,000	3,021,926
Real estate: 0.36%
Ontario Teachers’ Cadillac Fairview Properties Trust144A	3.88	3-20-2027	2,687,000	2,640,196
REITs: 0.27%
Scentre Group Trust 1/Scentre Group Trust 2144A	3.63	1-28-2026	2,000,000	1,980,899
Government securities: 1.02%
Multi-national: 1.02%
African Export-Import Bank144A	2.63	5-17-2026	2,185,000	2,108,525
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	3,000,000	2,944,500
Central American Bank for Economic Integration144A	1.14	2-9-2026	2,500,000	2,420,845
				7,473,870
Industrial: 0.56%
Electronics: 0.42%
Flex Ltd.	4.88	6-15-2029	3,080,000	3,072,065
Trucking & leasing: 0.14%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	1,005,000	1,023,224
Technology: 0.39%
Semiconductors: 0.39%
SK Hynix, Inc.144A	5.50	1-16-2027	2,825,000	2,866,384
The accompanying notes are an integral part of these financial statements.
14 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 0.47%
Electric: 0.47%
Comision Federal de Electricidad144A	5.70%	1-24-2030	$1,500,000	$1,459,287
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	2,000,000	2,015,984
				3,475,271
Total yankee corporate bonds and notes (Cost $83,621,764)				84,080,938
Yankee government bonds: 1.39%
Israel: 0.26%
Israel	5.38	2-19-2030	1,910,000	1,926,353
Mexico: 0.26%
Mexico	6.00	5-13-2030	1,890,000	1,926,727
Panama: 0.39%
Panama	3.88	3-17-2028	3,000,000	2,826,302
Saudi Arabia: 0.48%
Saudi Arabia144A	5.13	1-13-2028	3,455,000	3,494,111
Total yankee government bonds (Cost $10,062,990)				10,173,493

	Yield	Shares
Short-term investments: 6.39%
Investment companies: 2.31%
Allspring Government Money Market Fund Select Class♠∞##	4.29	16,918,463	16,918,463

				Principal
U.S. Treasury securities: 4.08%
U.S. Treasury Bills☼		3.10	3-11-2025	$20,000,000	19,980,978
U.S. Treasury Bills☼		3.79	3-27-2025	10,000,000	9,971,867
					29,952,845
Total short-term investments (Cost $46,871,180)					46,871,308
Total investments in securities (Cost $778,848,734)	105.99%				777,463,040
Other assets and liabilities, net	(5.99)				(43,938,414)
Total net assets	100.00%				$733,524,626

The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 15

Portfolio of investments—February 28, 2025 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

‡	Security is valued using significant unobservable inputs.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¤	The security is issued in zero coupon form with no periodic interest payments.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CLO	Collateralized loan obligation
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$15,547,457	$254,432,616	$(253,061,610)	$0	$0	$16,918,463	16,918,463	$674,864
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	2,420,816	AUD	3,800,000	Morgan Stanley Inc.	3-31-2025	$62,430	$0
USD	733,009	BRL	4,600,000	Morgan Stanley Inc.	3-31-2025	0	(43,873)
USD	753,821	BRL	4,715,000	Morgan Stanley Inc.	3-31-2025	0	(42,483)
USD	859,092	BRL	5,000,000	Morgan Stanley Inc.	3-31-2025	14,655	0
USD	26,390,896	EUR	24,995,000	Morgan Stanley Inc.	3-31-2025	426,971	0
EUR	1,650,000	USD	1,718,756	Morgan Stanley Inc.	3-31-2025	0	(4,794)
USD	621,636	EUR	600,000	Morgan Stanley Inc.	3-31-2025	0	(1,623)
The accompanying notes are an integral part of these financial statements.
16 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2025 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	1,007,424	EUR	975,000	Morgan Stanley Inc.	3-31-2025	$0	$(5,372)
USD	2,730,979	EUR	2,650,000	Morgan Stanley Inc.	3-31-2025	0	(21,748)
USD	428,199	EUR	410,000	Morgan Stanley Inc.	3-31-2025	2,306	0
EUR	2,550,000	USD	2,640,795	Morgan Stanley Inc.	3-31-2025	8,055	0
USD	800,608	EUR	765,000	Morgan Stanley Inc.	3-31-2025	5,953	0
USD	4,714,898	GBP	3,717,500	Morgan Stanley Inc.	3-31-2025	38,929	0
USD	1,246,827	ZAR	22,840,000	Morgan Stanley Inc.	3-31-2025	28,788	0
USD	708,758	MYR	3,160,000	Morgan Stanley Inc.	4-2-2025	0	(44)
						$588,087	$(119,937)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	921	6-30-2025	$190,180,984	$190,618,219	$437,235	$0
Short
2-Year Euro SCHATZ	(45)	3-6-2025	(5,007,611)	(4,991,572)	16,039	0
5-Year Euro-BOBL Futures	(61)	3-6-2025	(7,524,338)	(7,460,516)	63,822	0
10-Year U.S. Treasury Notes	(42)	6-18-2025	(4,642,199)	(4,665,937)	0	(23,738)
5-Year U.S. Treasury Notes	(822)	6-30-2025	(88,370,048)	(88,724,625)	0	(354,577)
					$517,096	$(378,315)
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 17

Statement of assets and liabilities—February 28, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $761,930,271)	$760,544,577
Investments in affiliated securities, at value (cost $16,918,463)	16,918,463
Cash	44,038
Cash at broker segregated for futures contracts	1,835,000
Foreign currency, at value (cost $1,107,911)	1,104,874
Receivable for interest	5,707,013
Receivable for Fund shares sold	3,115,651
Unrealized gains on forward foreign currency contracts	588,087
Receivable for daily variation margin on open futures contracts	302,203
Principal paydown receivable	1,204
Prepaid expenses and other assets	122,129
Total assets	790,283,239
Liabilities
Payable for when-issued transactions	55,144,097
Payable for Fund shares redeemed	528,169
Payable for daily variation margin on open futures contracts	306,059
Cash collateral due to broker for forward foreign currency contracts	277,604
Unrealized losses on forward foreign currency contracts	119,937
Management fee payable	97,742
Administration fees payable	54,413
Shareholder servicing fees payable	26,059
Trustees’ fees and expenses payable	5,541
Distribution fee payable	1,710
Contingent tax liability	64
Accrued expenses and other liabilities	197,218
Total liabilities	56,758,613
Total net assets	$733,524,626
Net assets consist of
Paid-in capital	$750,662,107
Total distributable loss	(17,137,481)
Total net assets	$733,524,626
The accompanying notes are an integral part of these financial statements.
18 | Allspring Short-Term Bond Plus Fund

Statement of assets and liabilities—February 28, 2025 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$125,035,619
Shares outstanding–Class A1	14,576,681
Net asset value per share–Class A	$8.58
Maximum offering price per share – Class A2	$8.76
Net assets–Class C	$2,741,937
Shares outstanding–Class C1	320,123
Net asset value per share–Class C	$8.57
Net assets–Class R6	$15,419,021
Shares outstanding–Class R6[1]	1,798,480
Net asset value per share–Class R6	$8.57
Net assets–Institutional Class	$590,328,049
Shares outstanding–Institutional Class[1]	68,805,274
Net asset value per share–Institutional Class	$8.58
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 19

Statement of operations—six months ended February 28, 2025 (unaudited)
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $1,276)	$16,298,647
Income from affiliated securities	674,864
Dividends	201,307
Total investment income	17,174,818
Expenses
Management fee	1,207,201
Administration fees
Class A	93,522
Class C	2,191
Class R6	2,274
Institutional Class	218,821
Shareholder servicing fees
Class A	155,858
Class C	3,650
Distribution fee
Class C	10,952
Custody and accounting fees	16,171
Professional fees	36,350
Registration fees	51,628
Shareholder report expenses	22,960
Trustees’ fees and expenses	8,379
Other fees and expenses	28,017
Total expenses	1,857,974
Less: Fee waivers and/or expense reimbursements
Fund-level	(634,375)
Class A	(4,065)
Net expenses	1,219,534
Net investment income	15,955,284
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	15,804
Foreign currency and foreign currency translations	(39,205)
Forward foreign currency contracts	939,240
Futures contracts	(528,945)
Net realized gains on investments	386,894
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $64)	(495,843)
Foreign currency and foreign currency translations	(20,774)
Forward foreign currency contracts	1,171,526
Futures contracts	274,469
Net change in unrealized gains (losses) on investments	929,378
Net realized and unrealized gains (losses) on investments	1,316,272
Net increase in net assets resulting from operations	$17,271,556
The accompanying notes are an integral part of these financial statements.
20 | Allspring Short-Term Bond Plus Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 28, 2025 (unaudited)		Year ended August 31, 2024
Operations
Net investment income		$15,955,284		$26,325,396
Net realized gains (losses) on investments		386,894		(1,229,682)
Net change in unrealized gains (losses) on investments		929,378		18,336,623
Net increase in net assets resulting from operations		17,271,556		43,432,337
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,691,298)		(5,228,689)
Class C		(51,254)		(103,219)
Class R6		(357,382)		(649,929)
Institutional Class		(12,787,619)		(20,935,941)
Total distributions to shareholders		(15,887,553)		(26,917,778)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	922,388	7,911,398	1,181,690	9,972,798
Class C	42,772	364,757	157,285	1,322,674
Class R6	360,242	3,082,723	1,141,353	9,542,449
Institutional Class	19,389,355	166,155,866	24,592,662	207,234,368
		177,514,744		228,072,289
Reinvestment of distributions
Class A	299,234	2,555,389	590,223	4,959,139
Class C	5,984	51,041	12,261	102,957
Class R6	33,281	283,966	47,028	395,832
Institutional Class	1,179,765	10,075,987	1,862,172	15,659,643
		12,966,383		21,117,571
Payment for shares redeemed
Class A	(1,346,763)	(11,518,976)	(2,564,798)	(21,575,359)
Class C	(118,884)	(1,017,849)	(152,996)	(1,282,324)
Class R6	(284,515)	(2,432,028)	(956,866)	(8,047,260)
Institutional Class	(8,912,963)	(76,310,730)	(21,131,465)	(178,076,171)
		(91,279,583)		(208,981,114)
Net increase in net assets resulting from capital share transactions		99,201,544		40,208,746
Total increase in net assets		100,585,547		56,723,305
Net assets
Beginning of period		632,939,079		576,215,774
End of period		$733,524,626		$632,939,079
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 21

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.56	$8.33	$8.41	$9.02	$9.09	$8.84
Net investment income	0.19 [1]	0.34 [1]	0.27	0.11 [1]	0.14	0.19
Net realized and unrealized gains (losses) on investments	0.01	0.24	(0.09)	(0.54)	0.02	0.24
Total from investment operations	0.20	0.58	0.18	(0.43)	0.16	0.43
Distributions to shareholders from
Net investment income	(0.18)	(0.35)	(0.26)	(0.11)	(0.13)	(0.18)
Net realized gains	0.00	0.00	0.00	(0.07)	(0.10)	0.00
Total distributions to shareholders	(0.18)	(0.35)	(0.26)	(0.18)	(0.23)	(0.18)
Net asset value, end of period	$8.58	$8.56	$8.33	$8.41	$9.02	$9.09
Total return[2]	2.41%	7.12%	2.16%	(4.83)%	1.76%	4.96%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.80%	0.81%	0.81%	0.81%	0.82%
Net expenses	0.60%	0.61%	0.68%	0.70%	0.70%	0.71%
Net investment income	4.33%	4.06%	3.13%	1.30%	1.48%	2.10%
Supplemental data
Portfolio turnover rate	98%	131%	79%	65%	65%	88%
Net assets, end of period (000s omitted)	$125,036	$125,839	$129,076	$141,782	$175,111	$170,975

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
22 | Allspring Short-Term Bond Plus Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.55	$8.32	$8.40	$9.01	$9.07	$8.83
Net investment income	0.15 [1]	0.28 [1]	0.21	0.05	0.06	0.12
Net realized and unrealized gains (losses) on investments	0.02	0.24	(0.10)	(0.55)	0.04	0.24
Total from investment operations	0.17	0.52	0.11	(0.50)	0.10	0.36
Distributions to shareholders from
Net investment income	(0.15)	(0.29)	(0.19)	(0.04)	(0.06)	(0.12)
Net realized gains	0.00	0.00	0.00	(0.07)	(0.10)	0.00
Total distributions to shareholders	(0.15)	(0.29)	(0.19)	(0.11)	(0.16)	(0.12)
Net asset value, end of period	$8.57	$8.55	$8.32	$8.40	$9.01	$9.07
Total return[2]	2.02%	6.32%	1.38%	(5.57)%	1.10%	4.10%
Ratios to average net assets (annualized)
Gross expenses	1.53%	1.55%	1.56%	1.55%	1.56%	1.56%
Net expenses	1.36%	1.36%	1.43%	1.47%	1.47%	1.47%
Net investment income	3.57%	3.30%	2.35%	0.53%	0.71%	1.36%
Supplemental data
Portfolio turnover rate	98%	131%	79%	65%	65%	88%
Net assets, end of period (000s omitted)	$2,742	$3,336	$3,109	$4,225	$5,286	$5,773

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.56	$8.33	$8.40	$9.02	$9.08	$8.83
Net investment income	0.20 [1]	0.37 [1]	0.32	0.14 [1]	0.16	0.21
Net realized and unrealized gains (losses) on investments	0.01	0.24	(0.10)	(0.56)	0.03	0.25
Total from investment operations	0.21	0.61	0.22	(0.42)	0.19	0.46
Distributions to shareholders from
Net investment income	(0.20)	(0.38)	(0.29)	(0.13)	(0.15)	(0.21)
Net realized gains	0.00	0.00	0.00	(0.07)	(0.10)	0.00
Total distributions to shareholders	(0.20)	(0.38)	(0.29)	(0.20)	(0.25)	(0.21)
Net asset value, end of period	$8.57	$8.56	$8.33	$8.40	$9.02	$9.08
Total return[2]	2.48%	7.52%	2.63%	(4.65)%	2.18%	5.28%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.43%	0.43%	0.43%	0.43%	0.44%
Net expenses	0.24%	0.24%	0.35%	0.40%	0.40%	0.40%
Net investment income	4.68%	4.43%	3.43%	1.55%	1.79%	2.41%
Supplemental data
Portfolio turnover rate	98%	131%	79%	65%	65%	88%
Net assets, end of period (000s omitted)	$15,419	$14,455	$12,141	$16,575	$32,131	$35,301

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Short-Term Bond Plus Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.56	$8.33	$8.41	$9.03	$9.09	$8.84
Net investment income	0.20 [1]	0.37 [1]	0.29	0.13	0.15	0.21
Net realized and unrealized gains (losses) on investments	0.02	0.24	(0.09)	(0.55)	0.04	0.24
Total from investment operations	0.22	0.61	0.20	(0.42)	0.19	0.45
Distributions to shareholders from
Net investment income	(0.20)	(0.38)	(0.28)	(0.13)	(0.15)	(0.20)
Net realized gains	0.00	0.00	0.00	(0.07)	(0.10)	0.00
Total distributions to shareholders	(0.20)	(0.38)	(0.28)	(0.20)	(0.25)	(0.20)
Net asset value, end of period	$8.58	$8.56	$8.33	$8.41	$9.03	$9.09
Total return[2]	2.57%	7.46%	2.45%	(4.69)%	2.13%	5.23%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.48%	0.48%	0.48%	0.48%	0.49%
Net expenses	0.29%	0.29%	0.39%	0.45%	0.45%	0.45%
Net investment income	4.63%	4.38%	3.43%	1.57%	1.69%	2.37%
Supplemental data
Portfolio turnover rate	98%	131%	79%	65%	65%	88%
Net assets, end of period (000s omitted)	$590,328	$489,309	$431,890	$446,610	$406,333	$251,480

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 25

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short-Term Bond Plus Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the
26 | Allspring Short-Term Bond Plus Fund

Notes to financial statements (unaudited)
risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Allspring Short-Term Bond Plus Fund | 27

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2025, the aggregate cost of all investments for federal income tax purposes was $778,092,980 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$7,331,130
Gross unrealized losses	(7,354,139)
Net unrealized losses	$(23,009)
As of August 31, 2024, the Fund had capital loss carryforwards which consisted of $8,555,987 in short-term capital losses and $10,085,179 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
28 | Allspring Short-Term Bond Plus Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$78,685,353	$0	$78,685,353
Asset-backed securities	0	118,087,216	776,775	118,863,991
Corporate bonds and notes	0	212,230,922	0	212,230,922
Foreign corporate bonds and notes	0	19,472,608	0	19,472,608
Foreign government bonds	0	11,644,911	0	11,644,911
Investment companies	5,740,140	0	0	5,740,140
Municipal obligations	0	463,615	0	463,615
Non-agency mortgage-backed securities	0	86,519,889	0	86,519,889
U.S. Treasury securities	102,715,872	0	0	102,715,872
Yankee corporate bonds and notes	0	84,080,938	0	84,080,938
Yankee government bonds	0	10,173,493	0	10,173,493
Short-term investments
Investment companies	16,918,463	0	0	16,918,463
U.S. Treasury securities	29,952,845	0	0	29,952,845
	155,327,320	621,358,945	776,775	777,463,040
Forward foreign currency contracts	0	588,087	0	588,087
Futures contracts	517,096	0	0	517,096
Total assets	$155,844,416	$621,947,032	$776,775	$778,568,223
Liabilities
Forward foreign currency contracts	$0	$119,937	$0	$119,937
Futures contracts	378,315	0	0	378,315
Total liabilities	$378,315	$119,937	$0	$498,252
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At February 28, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the six months ended February 28, 2025, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned
Allspring Short-Term Bond Plus Fund | 29

Notes to financial statements (unaudited)
subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of February 28, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.61%
Class C	1.36
Class R6	0.24
Institutional Class	0.29
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2025, Allspring Funds Distributor received $234 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended February 28, 2025.
30 | Allspring Short-Term Bond Plus Fund

Notes to financial statements (unaudited)
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2025 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$507,496,433	$274,250,009	$518,129,737	$175,393,156
6.
DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2025 the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund also entered into forward foreign currency contracts for economic hedging purposes.
The volume of the Fund’s derivative activity during the six months ended February 28, 2025 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$2,700,235
Average contract amounts to sell	36,168,795
Futures contracts
Average notional balance on long futures	$197,282,965
Average notional balance on short futures	105,667,296
The fair value of derivative instruments as of February 28, 2025 by primary risk type was as follows for the Fund:
	Interest rate risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$588,087	$588,087
Futures contracts	517,096 *	0	517,096
	$517,096	$588,087	$1,105,183
Liability derivatives
Forward foreign currency contracts	$0	$119,937	$119,937
Futures contracts	378,315 *	0	378,315
	$378,315	$119,937	$498,252

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts, only the current day’s variation margin as of February 28, 2025 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the six months ended February 28, 2025 was as follows:
	INTEREST RATE RISK	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$939,240	$939,240
Futures contracts	(528,945)	0	(528,945)
	$(528,945)	$939,240	$410,295
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$1,171,526	$1,171,526
Futures contracts	274,469	0	274,469
	$274,469	$1,171,526	$1,445,995
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of
Allspring Short-Term Bond Plus Fund | 31

Notes to financial statements (unaudited)
investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Morgan Stanley Inc.	$588,087	$(119,937)	$0	$468,150

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Morgan Stanley Inc.	$119,937	$(119,937)	$0	$0
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Exchange-Traded Funds Trust, Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended February 28, 2025, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
32 | Allspring Short-Term Bond Plus Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Short-Term Bond Plus Fund | 33

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

34 | Allspring Short-Term Bond Plus Fund

This page is intentionally left blank.

This page is intentionally left blank.

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3005 02-25

Allspring Short-Term High Income Fund
Long Form Financial Statements
Semi-Annual Report
February 28, 2025

Allspring Short-Term High Income Fund | 1

Portfolio of investments—February 28, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.08%
Flexential Issuer Series 2021-1A Class B144A	3.72%	11-27-2051	$1,925,000	$1,837,388
Total asset-backed securities (Cost $1,829,833)				1,837,388
Corporate bonds and notes: 78.47%
Basic materials: 3.12%
Chemicals: 1.59%
Celanese U.S. Holdings LLC	6.05	3-15-2025	29,775,000	29,781,106
Chemours Co.	5.38	5-15-2027	4,870,000	4,791,209
				34,572,315
Iron/steel: 0.80%
Cleveland-Cliffs, Inc.144A	6.88	11-1-2029	17,430,000	17,520,444
Mining: 0.73%
Kaiser Aluminum Corp.144A	4.63	3-1-2028	16,425,000	15,849,705
Communications: 7.67%
Advertising: 0.63%
Clear Channel Outdoor Holdings, Inc.144A	5.13	8-15-2027	10,370,000	10,138,383
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	3,760,000	3,684,343
				13,822,726
Internet: 1.84%
Arches Buyer, Inc.144A	4.25	6-1-2028	19,130,000	17,940,448
Gen Digital, Inc.144A	6.75	9-30-2027	21,650,000	22,043,857
				39,984,305
Media: 4.71%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	39,665,000	39,118,472
Directv Financing LLC/Directv Financing Co-Obligor, Inc.144A	5.88	8-15-2027	15,005,000	14,769,016
Nexstar Media, Inc.144A	5.63	7-15-2027	14,125,000	13,972,365
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	10,805,000	10,395,824
Sirius XM Radio LLC144A	5.00	8-1-2027	24,710,000	24,370,734
				102,626,411
Telecommunications: 0.49%
Frontier California, Inc. Series F	6.75	5-15-2027	5,650,000	5,748,875
Viasat, Inc.144A	5.63	4-15-2027	5,175,000	4,999,339
				10,748,214
Consumer, cyclical: 16.35%
Airlines: 1.97%
American Airlines, Inc.144A	7.25	2-15-2028	4,600,000	4,703,633
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	20,866,667	20,844,914
Delta Air Lines, Inc.	7.38	1-15-2026	2,600,000	2,648,625
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class 1A	3.90	1-15-2026	2,197,775	2,163,370
The accompanying notes are an integral part of these financial statements.
2 | Allspring Short-Term High Income Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines(continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50%	6-20-2027	$2,780,000	$2,799,026
United Airlines, Inc.144A	4.38	4-15-2026	10,000,000	9,873,534
				43,033,102
Apparel: 0.56%
Hanesbrands, Inc.144A	4.88	5-15-2026	12,170,000	12,160,226
Auto manufacturers: 0.58%
Ford Motor Credit Co. LLC	4.13	8-17-2027	8,900,000	8,595,723
Ford Motor Credit Co. LLC	5.13	6-16-2025	3,955,000	3,955,612
				12,551,335
Auto parts & equipment: 1.59%
Adient Global Holdings Ltd.144A	4.88	8-15-2026	15,605,000	15,605,000
American Axle & Manufacturing, Inc.	6.50	4-1-2027	6,270,000	6,247,364
Clarios Global LP/Clarios U.S. Finance Co.144A	6.25	5-15-2026	2,925,000	2,924,856
Dana, Inc.	5.63	6-15-2028	9,815,000	9,778,350
				34,555,570
Entertainment: 4.69%
CCM Merger, Inc.144A	6.38	5-1-2026	11,755,000	11,751,883
Churchill Downs, Inc.144A	5.50	4-1-2027	29,540,000	29,405,891
Cinemark USA, Inc.144A	5.25	7-15-2028	13,725,000	13,437,494
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	21,600,000	21,950,223
Six Flags Entertainment Corp.144A	5.50	4-15-2027	18,975,000	18,908,145
Six Flags Entertainment Corp.144A	7.00	7-1-2025	6,699,000	6,703,783
				102,157,419
Home builders: 0.55%
LGI Homes, Inc.144A	8.75	12-15-2028	8,790,000	9,288,200
Taylor Morrison Communities, Inc.144A	5.75	1-15-2028	2,733,000	2,733,598
				12,021,798
Housewares: 0.55%
Newell Brands, Inc.	5.70	4-1-2026	12,078,000	12,068,962
Leisure time: 1.99%
NCL Corp. Ltd.144A	5.88	2-15-2027	3,060,000	3,067,656
NCL Corp. Ltd.144A	8.13	1-15-2029	6,270,000	6,651,141
Sabre Global, Inc.144A	10.75	11-15-2029	12,259,000	13,064,620
Viking Cruises Ltd.144A	5.88	9-15-2027	11,230,000	11,216,884
VOC Escrow Ltd.144A	5.00	2-15-2028	9,630,000	9,447,811
				43,448,112
Lodging: 0.81%
Hilton Domestic Operating Co., Inc.144A	5.38	5-1-2025	17,777,000	17,716,707
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 3

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail: 3.01%
Advance Auto Parts, Inc.	1.75%	10-1-2027	$2,620,000	$2,358,673
Gap, Inc.144A	3.63	10-1-2029	8,860,000	8,095,364
Group 1 Automotive, Inc.144A	6.38	1-15-2030	4,840,000	4,926,689
Lithia Motors, Inc.144A	4.63	12-15-2027	4,710,000	4,591,008
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	9,865,000	9,645,267
Penske Automotive Group, Inc.	3.50	9-1-2025	375,000	371,888
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	13,935,000	13,231,522
Raising Cane’s Restaurants LLC144A	9.38	5-1-2029	15,140,000	16,165,114
Victra Holdings LLC/Victra Finance Corp.144A	8.75	9-15-2029	1,780,000	1,891,616
Walgreens Boots Alliance, Inc.	3.45	6-1-2026	4,350,000	4,252,173
				65,529,314
Toys/games/hobbies: 0.05%
Mattel, Inc.144A	3.38	4-1-2026	1,150,000	1,132,589
Consumer, non-cyclical: 5.27%
Commercial services: 2.93%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl144A	4.63	6-1-2028	6,440,000	6,138,803
Block, Inc.	2.75	6-1-2026	1,760,000	1,707,033
CoreCivic, Inc.	8.25	4-15-2029	15,210,000	16,124,015
GEO Group, Inc.	8.63	4-15-2029	24,860,000	26,316,734
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	5.75	4-15-2026	8,925,000	8,964,913
Upbound Group, Inc.144A	6.38	2-15-2029	4,743,000	4,638,337
				63,889,835
Cosmetics/Personal Care: 0.48%
Edgewell Personal Care Co.144A	5.50	6-1-2028	10,500,000	10,369,272
Food: 0.59%
B&G Foods, Inc.144A	8.00	9-15-2028	12,635,000	12,910,936
Healthcare-services: 0.91%
IQVIA, Inc.144A	5.00	10-15-2026	9,540,000	9,483,170
Star Parent, Inc.144A	9.00	10-1-2030	4,855,000	5,081,783
Tenet Healthcare Corp.	4.63	6-15-2028	5,575,000	5,386,439
				19,951,392
Pharmaceuticals: 0.36%
AdaptHealth LLC144A	6.13	8-1-2028	7,825,000	7,785,532
Energy: 15.65%
Energy-alternate sources: 0.66%
TerraForm Power Operating LLC144A	5.00	1-31-2028	14,815,000	14,329,397
Oil & gas: 3.34%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	9,730,000	10,030,801
Antero Resources Corp.144A	7.63	2-1-2029	12,500,000	12,842,400
Antero Resources Corp.144A	8.38	7-15-2026	6,395,000	6,533,111
The accompanying notes are an integral part of these financial statements.
4 | Allspring Short-Term High Income Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Civitas Resources, Inc.144A	8.38%	7-1-2028	$11,295,000	$11,754,695
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	5,575,000	5,712,440
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	10,785,000	10,769,982
Kraken Oil & Gas Partners LLC144A	7.63	8-15-2029	2,660,000	2,607,628
Nabors Industries, Inc.144A	7.38	5-15-2027	10,525,000	10,544,061
Range Resources Corp.	8.25	1-15-2029	1,910,000	1,966,620
				72,761,738
Oil & gas services: 2.75%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.88	4-1-2027	16,935,000	16,927,544
Bristow Group, Inc.144A	6.88	3-1-2028	11,418,000	11,453,304
Oceaneering International, Inc.	6.00	2-1-2028	21,595,000	21,400,932
USA Compression Partners LP/USA Compression Finance Corp.	6.88	9-1-2027	5,655,000	5,685,113
USA Compression Partners LP/USA Compression Finance Corp.144A	7.13	3-15-2029	4,400,000	4,522,030
				59,988,923
Pipelines: 8.90%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	1-15-2028	8,670,000	8,674,656
Buckeye Partners LP144A	6.88	7-1-2029	13,950,000	14,308,055
DCP Midstream Operating LP	5.38	7-15-2025	4,200,000	4,202,294
Energy Transfer LP Series F (5 Year Treasury Constant Maturity+5.13%)ʊ±	6.75	5-15-2025	4,115,000	4,107,973
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	2,010,000	2,013,001
EnLink Midstream Partners LP	4.15	6-1-2025	5,917,000	5,897,757
Harvest Midstream I LP144A	7.50	9-1-2028	22,330,000	22,803,463
Hess Midstream Operations LP144A	5.63	2-15-2026	9,850,000	9,848,607
Hess Midstream Operations LP144A	5.88	3-1-2028	25,855,000	26,042,569
Hess Midstream Operations LP144A	6.50	6-1-2029	1,580,000	1,613,681
Kinetik Holdings LP144A	6.63	12-15-2028	24,690,000	25,257,845
Rockies Express Pipeline LLC144A	3.60	5-15-2025	21,475,000	21,349,300
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	5.50	1-15-2028	5,070,000	4,976,298
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	3-1-2027	24,230,000	24,221,127
Venture Global LNG, Inc.144A	8.13	6-1-2028	17,830,000	18,573,190
				193,889,816
Financial: 13.33%
Banks: 0.08%
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	1,837,000	1,793,206
Diversified financial services: 7.23%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	11,535,000	11,347,549
Discover Financial Services Series C (U.S. SOFR 3 Month+3.34%)ʊ±	5.50	10-30-2027	15,945,000	15,573,244
Encore Capital Group, Inc.144A	9.25	4-1-2029	9,250,000	9,846,079
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 5

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Nationstar Mortgage Holdings, Inc.144A	6.00%	1-15-2027	$13,165,000	$13,140,659
Nationstar Mortgage Holdings, Inc.144A	6.50	8-1-2029	7,345,000	7,394,292
Navient Corp.	4.88	3-15-2028	7,350,000	7,121,309
Navient Corp.	5.00	3-15-2027	9,235,000	9,088,934
Navient Corp.	6.75	6-25-2025	1,780,000	1,785,796
OneMain Finance Corp.	7.13	3-15-2026	23,950,000	24,424,828
PRA Group, Inc.144A	8.38	2-1-2028	18,815,000	19,485,322
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	2.88	10-15-2026	11,865,000	11,381,984
United Wholesale Mortgage LLC144A	5.50	11-15-2025	17,745,000	17,708,051
United Wholesale Mortgage LLC144A	5.75	6-15-2027	9,240,000	9,152,091
				157,450,138
Insurance: 0.87%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	6.75	4-15-2028	12,145,000	12,286,635
AmWINS Group, Inc.144A	6.38	2-15-2029	6,625,000	6,700,081
				18,986,716
Investment Companies: 0.43%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	5-15-2027	3,890,000	3,781,498
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	5-15-2026	5,631,000	5,618,366
				9,399,864
REITs: 4.72%
Blackstone Mortgage Trust, Inc.144A	3.75	1-15-2027	5,106,000	4,908,196
Boston Properties LP	3.65	2-1-2026	1,750,000	1,729,348
Brandywine Operating Partnership LP	3.95	11-15-2027	5,180,000	4,954,336
Iron Mountain, Inc.144A	5.25	3-15-2028	24,240,000	23,920,626
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.75	6-15-2029	11,195,000	10,801,103
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	7,505,000	7,488,593
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	5.88	10-1-2028	10,385,000	10,307,424
Service Properties Trust	5.25	2-15-2026	9,770,000	9,637,918
Service Properties Trust144A	8.63	11-15-2031	4,570,000	4,895,105
Starwood Property Trust, Inc.144A	3.63	7-15-2026	19,790,000	19,257,954
Starwood Property Trust, Inc.	4.75	3-15-2025	5,060,000	5,052,556
				102,953,159
Industrial: 9.90%
Aerospace/defense: 2.26%
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	13,643,000	14,653,687
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	7,530,000	8,336,576
TransDigm, Inc.144A	6.38	3-1-2029	25,950,000	26,291,977
				49,282,240
The accompanying notes are an integral part of these financial statements.
6 | Allspring Short-Term High Income Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Building materials: 0.80%
JELD-WEN, Inc.144A	4.88%	12-15-2027	$7,739,000	$7,296,094
Standard Industries, Inc.144A	5.00	2-15-2027	10,305,000	10,207,984
				17,504,078
Electrical components & equipment: 1.45%
Energizer Holdings, Inc.144A	4.75	6-15-2028	14,755,000	14,220,934
Energizer Holdings, Inc.144A	6.50	12-31-2027	3,754,000	3,801,364
WESCO Distribution, Inc.144A	6.38	3-15-2029	13,275,000	13,504,771
				31,527,069
Machinery-diversified: 0.83%
Chart Industries, Inc.144A	7.50	1-1-2030	700,000	731,367
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	17,430,000	17,256,254
				17,987,621
Packaging & containers: 2.60%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	17,170,000	17,085,771
Berry Global, Inc.144A	4.50	2-15-2026	1,000,000	991,581
Berry Global, Inc.144A	4.88	7-15-2026	1,750,000	1,746,735
Berry Global, Inc.144A	5.63	7-15-2027	14,640,000	14,636,971
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	2,625,000	2,674,138
Mauser Packaging Solutions Holding Co.144A	7.88	4-15-2027	9,410,000	9,552,697
Owens-Brockway Glass Container, Inc.144A	6.63	5-13-2027	9,965,000	9,955,283
				56,643,176
Trucking & leasing: 1.96%
AerCap Global Aviation Trust (U.S. SOFR 3 Month+4.56%)144A±	6.50	6-15-2045	7,940,000	7,954,522
DAE Funding LLC144A	2.63	3-20-2025	5,910,000	5,905,620
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	29,355,000	28,958,044
				42,818,186
Technology: 3.14%
Computers: 1.49%
Seagate HDD Cayman	8.25	12-15-2029	9,615,000	10,300,722
Western Digital Corp.	4.75	2-15-2026	22,383,000	22,146,131
				32,446,853
Semiconductors: 0.24%
Entegris, Inc.144A	4.38	4-15-2028	4,700,000	4,529,263
ON Semiconductor Corp.144A	3.88	9-1-2028	795,000	752,033
				5,281,296
Software: 1.41%
Ellucian Holdings, Inc.144A	6.50	12-1-2029	3,140,000	3,159,820
SS&C Technologies, Inc.144A	5.50	9-30-2027	27,700,000	27,581,548
				30,741,368
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 7

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 4.04%
Electric: 4.04%
Edison International Series B (5 Year Treasury Constant Maturity+3.90%)ʊ±	5.00%	12-15-2026	$4,365,000	$3,991,975
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	17,588,000	16,666,134
PG&E Corp.	5.00	7-1-2028	7,950,000	7,744,555
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	5,350,000	5,438,034
Vistra Operations Co. LLC144A	5.63	2-15-2027	23,400,000	23,403,744
XPLR Infrastructure Operating Partners LP144A	3.88	10-15-2026	5,685,000	5,457,875
XPLR Infrastructure Operating Partners LP144A	4.50	9-15-2027	19,370,000	18,505,910
XPLR Infrastructure Operating Partners LP144A	7.25	1-15-2029	6,980,000	6,933,360
				88,141,587
Total corporate bonds and notes (Cost $1,689,615,643)				1,710,332,652

	Shares
Investment companies: 0.48%
Exchange-traded funds: 0.48%
SPDR Bloomberg Short Term High Yield Bond ETF	405,000	10,384,200
Total investment companies (Cost $9,938,700)		10,384,200

			Principal
Loans: 5.75%
Communications: 0.22%
Media: 0.22%
DirecTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	9.55	8-2-2027	$1,088,204	1,088,498
DirecTV Financing LLC (U.S. SOFR 3 Month+5.25%)±	9.80	8-2-2029	3,575,000	3,549,403
				4,637,901
Consumer, cyclical: 1.55%
Airlines: 0.32%
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	8.04	10-20-2027	6,878,009	6,966,598
Auto parts & equipment: 0.78%
Clarios Global LP (U.S. SOFR 1 Month+2.75%)±	7.08	1-28-2032	7,685,000	7,665,788
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	9.55	3-30-2027	9,831,399	9,413,564
				17,079,352
Retail: 0.45%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.84	3-3-2028	7,395,000	6,810,351
PetSmart, Inc. (U.S. SOFR 1 Month+3.75%)±	8.17	2-11-2028	2,976,864	2,960,908
				9,771,259
Consumer, non-cyclical: 0.88%
Commercial services: 0.49%
Avis Budget Car Rental LLC (U.S. SOFR 1 Month+1.75%)±	6.19	8-6-2027	10,795,000	10,680,357
The accompanying notes are an integral part of these financial statements.
8 | Allspring Short-Term High Income Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services: 0.39%
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.08%	7-1-2031	$8,889,778	$7,074,752
Modivcare, Inc. (U.S. SOFR 3 Month+8.50%)‡±	12.79	1-9-2026	1,534,313	1,472,941
				8,547,693
Energy: 0.61%
Oil & gas: 0.32%
Hilcorp Energy I LP (U.S. SOFR 1 Month+2.00%)‡±	6.32	2-11-2030	7,000,000	7,000,000
Pipelines: 0.29%
Prairie ECI Acquiror LP (U.S. SOFR 1 Month+4.25%)±	8.57	8-1-2029	6,292,529	6,344,443
Financial: 0.78%
Insurance: 0.78%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.69	12-23-2026	6,978,043	6,970,088
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.69	7-31-2027	10,078,821	10,064,006
				17,034,094
Industrial: 0.74%
Building materials: 0.74%
Quikrete Holdings, Inc. (U.S. SOFR 1 Month+2.25%)±	6.57	3-19-2029	16,106,561	16,089,488
Technology: 0.71%
Computers: 0.46%
McAfee LLC (U.S. SOFR 1 Month+3.00%)±	7.31	3-1-2029	10,000,000	9,965,000
Software: 0.25%
Rocket Software, Inc. (U.S. SOFR 1 Month+4.25%)±	8.57	11-28-2028	5,409,057	5,422,579
Utilities: 0.26%
Electric: 0.26%
Constellation Renewables LLC (U.S. SOFR 3 Month+2.25%)±	6.56	12-15-2027	5,685,844	5,683,455
Total loans (Cost $127,248,989)				125,222,219
Non-agency mortgage-backed securities: 0.37%
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	5.95	8-25-2054	8,075,293	8,075,277
Total non-agency mortgage-backed securities (Cost $8,075,293)				8,075,277
Yankee corporate bonds and notes: 10.23%
Communications: 1.17%
Internet: 0.92%
Rakuten Group, Inc.144A	11.25	2-15-2027	18,325,000	20,087,127
Media: 0.25%
Virgin Media Vendor Financing Notes IV DAC144A	5.00	7-15-2028	5,620,000	5,386,907
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 9

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 3.48%
Airlines: 2.09%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50%	7-15-2026	$22,234,000	$23,679,210
Latam Airlines Group SA144A	13.38	10-15-2029	19,270,000	21,887,059
				45,566,269
Leisure time: 1.39%
Carnival Corp.144A	7.63	3-1-2026	8,485,000	8,499,382
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	21,690,000	21,728,239
				30,227,621
Consumer, non-cyclical: 0.48%
Healthcare-products: 0.48%
Bausch & Lomb Corp.144A	8.38	10-1-2028	10,108,000	10,537,590
Energy: 0.51%
Oil & gas: 0.51%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	11,223,902	11,156,554
Financial: 1.43%
Banks: 0.39%
Intesa Sanpaolo SpA (5 Year USD Swap Rate+5.46%)144Aʊ±	7.70	9-17-2025	8,550,000	8,541,475
Diversified financial services: 1.04%
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	7,185,000	7,381,352
Macquarie Airfinance Holdings Ltd.144A	6.40	3-26-2029	2,650,000	2,744,814
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	11,845,000	12,387,702
				22,513,868
Industrial: 1.48%
Aerospace/defense: 0.52%
Bombardier, Inc.144A	6.00	2-15-2028	4,890,000	4,874,640
Bombardier, Inc.144A	7.88	4-15-2027	6,440,000	6,469,064
				11,343,704
Electronics: 0.25%
Sensata Technologies BV144A	4.00	4-15-2029	5,815,000	5,406,795
Packaging & containers: 0.71%
Trivium Packaging Finance BV144A	5.50	8-15-2026	15,670,000	15,557,127
Technology: 0.09%
Software: 0.09%
Open Text Corp.144A	6.90	12-1-2027	1,800,000	1,860,572
The accompanying notes are an integral part of these financial statements.
10 | Allspring Short-Term High Income Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 1.59%
Electric: 1.59%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75%	1-18-2082	$6,145,000	$5,886,508
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	28,595,000	28,823,531
				34,710,039
Total yankee corporate bonds and notes (Cost $219,826,585)				222,895,648

		Yield	Shares
Short-term investments: 3.91%
Investment companies: 3.91%
Allspring Government Money Market Fund Select Class♠∞		4.29	85,244,552	85,244,552
Total short-term investments (Cost $85,244,552)				85,244,552
Total investments in securities (Cost $2,141,779,595)	99.29%			2,163,991,936
Other assets and liabilities, net	0.71			15,527,315
Total net assets	100.00%			$2,179,519,251

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$83,556,803	$425,811,384	$(424,123,635)	$0	$0	$85,244,552	85,244,552	$1,768,485
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 11

Statement of assets and liabilities—February 28, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $2,056,535,043)	$2,078,747,384
Investments in affiliated securities, at value (cost $85,244,552)	85,244,552
Cash	382,821
Receivable for interest	34,102,111
Receivable for investments sold	5,395,905
Receivable for Fund shares sold	4,777,473
Prepaid expenses and other assets	272,257
Total assets	2,208,922,503
Liabilities
Payable for investments purchased	23,250,244
Payable for Fund shares redeemed	4,367,698
Dividends payable	834,303
Management fee payable	680,902
Administration fees payable	150,589
Shareholder servicing fees payable	41,781
Distribution fee payable	14,942
Trustees’ fees and expenses payable	587
Accrued expenses and other liabilities	62,206
Total liabilities	29,403,252
Total net assets	$2,179,519,251
Net assets consist of
Paid-in capital	$2,242,729,882
Total distributable loss	(63,210,631)
Total net assets	$2,179,519,251
Computation of net asset value and offering price per share
Net assets–Class A	$157,761,422
Shares outstanding–Class A1	19,973,312
Net asset value per share–Class A	$7.90
Maximum offering price per share – Class A2	$8.14
Net assets–Class C	$24,882,729
Shares outstanding–Class C1	3,149,203
Net asset value per share–Class C	$7.90
Net assets–Administrator Class	$29,059,454
Shares outstanding–Administrator Class[1]	3,679,741
Net asset value per share–Administrator Class	$7.90
Net assets–Institutional Class	$1,967,815,646
Shares outstanding–Institutional Class[1]	249,501,016
Net asset value per share–Institutional Class	$7.89
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Short-Term High Income Fund

Statement of operations—six months ended February 28, 2025 (unaudited)
Statement of operations
Investment income
Interest	$64,261,820
Income from affiliated securities	1,768,485
Dividends	379,066
Total investment income	66,409,371
Expenses
Management fee	4,648,301
Administration fees
Class A	97,762
Class C	17,691
Administrator Class	15,133
Institutional Class	719,624
Shareholder servicing fees
Class A	162,938
Class C	29,484
Administrator Class	37,607
Distribution fee
Class C	88,453
Custody and accounting fees	36,075
Professional fees	30,453
Registration fees	87,996
Shareholder report expenses	47,791
Trustees’ fees and expenses	11,647
Other fees and expenses	84,683
Total expenses	6,115,638
Less: Fee waivers and/or expense reimbursements
Fund-level	(723,418)
Class A	(13,279)
Class C	(1,522)
Administrator Class	(18,218)
Net expenses	5,359,201
Net investment income	61,050,170
Realized and unrealized gains (losses) on investments
Net realized gains on investments	2,229,915
Net change in unrealized gains (losses) on investments	(7,225,242)
Net realized and unrealized gains (losses) on investments	(4,995,327)
Net increase in net assets resulting from operations	$56,054,843
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 13

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 28, 2025 (unaudited)		Year ended August 31, 2024
Operations
Net investment income		$61,050,170		$109,889,909
Net realized gains (losses) on investments		2,229,915		(23,420,511)
Net change in unrealized gains (losses) on investments		(7,225,242)		53,003,364
Net increase in net assets resulting from operations		56,054,843		139,472,762
Distributions to shareholders from
Net investment income and net realized gains
Class A		(3,830,247)		(6,737,558)
Class C		(602,464)		(1,189,235)
Administrator Class		(909,547)		(2,552,660)
Institutional Class		(55,528,411)		(100,957,797)
Total distributions to shareholders		(60,870,669)		(111,437,250)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	6,250,305	49,354,126	4,585,763	35,880,692
Class C	654,833	5,174,467	1,070,558	8,359,736
Administrator Class	163,713	1,292,995	962,875	7,506,278
Institutional Class	62,482,841	492,783,314	110,741,310	862,942,002
		548,604,902		914,688,708
Reinvestment of distributions
Class A	470,857	3,719,794	846,483	6,614,832
Class C	75,184	593,953	152,363	1,189,235
Administrator Class	113,109	893,429	325,912	2,544,551
Institutional Class	6,894,519	54,385,666	12,766,167	99,616,729
		59,592,842		109,965,347
Payment for shares redeemed
Class A	(2,657,202)	(20,988,209)	(3,902,406)	(30,472,398)
Class C	(554,576)	(4,384,288)	(1,112,082)	(8,687,743)
Administrator Class	(765,801)	(6,054,694)	(2,995,847)	(23,422,224)
Institutional Class	(42,013,952)	(331,362,821)	(95,263,542)	(742,155,983)
		(362,790,012)		(804,738,348)
Net increase in net assets resulting from capital share transactions		245,407,732		219,915,707
Total increase in net assets		240,591,906		247,951,219
Net assets
Beginning of period		1,938,927,345		1,690,976,126
End of period		$2,179,519,251		$1,938,927,345
The accompanying notes are an integral part of these financial statements.
14 | Allspring Short-Term High Income Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.92	$7.80	$7.72	$8.25	$8.09	$8.07
Net investment income	0.23 [1]	0.45 [1]	0.40	0.29	0.28	0.26
Net realized and unrealized gains (losses) on investments	(0.02)	0.13	0.08	(0.51)	0.18	0.02
Total from investment operations	0.21	0.58	0.48	(0.22)	0.46	0.28
Distributions to shareholders from
Net investment income	(0.23)	(0.46)	(0.40)	(0.31)	(0.30)	(0.26)
Net asset value, end of period	$7.90	$7.92	$7.80	$7.72	$8.25	$8.09
Total return[2]	2.65%	7.67%	6.33%	(2.73)%	5.73%	3.61%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.89%	0.90%	0.92%	0.93%	0.94%
Net expenses	0.80%	0.81%	0.81%	0.81%	0.80%	0.81%
Net investment income	5.83%	5.80%	5.08%	3.65%	3.46%	3.19%
Supplemental data
Portfolio turnover rate	14%	47%	27%	43%	63%	78%
Net assets, end of period (000s omitted)	$157,761	$125,978	$112,193	$99,828	$123,375	$97,985

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.92	$7.81	$7.72	$8.26	$8.09	$8.07
Net investment income	0.20 [1]	0.39 [1]	0.33	0.24	0.24	0.20
Net realized and unrealized gains (losses) on investments	(0.02)	0.12	0.10	(0.53)	0.17	0.02
Total from investment operations	0.18	0.51	0.43	(0.29)	0.41	0.22
Distributions to shareholders from
Net investment income	(0.20)	(0.40)	(0.34)	(0.25)	(0.24)	(0.20)
Net asset value, end of period	$7.90	$7.92	$7.81	$7.72	$8.26	$8.09
Total return[2]	2.27%	6.74%	5.67%	(3.58)%	5.06%	2.84%
Ratios to average net assets (annualized)
Gross expenses	1.63%	1.64%	1.65%	1.67%	1.68%	1.69%
Net expenses	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%
Net investment income	5.07%	5.05%	4.33%	2.88%	2.73%	2.43%
Supplemental data
Portfolio turnover rate	14%	47%	27%	43%	63%	78%
Net assets, end of period (000s omitted)	$24,883	$23,555	$22,345	$19,567	$29,136	$46,066

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
16 | Allspring Short-Term High Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.92	$7.80	$7.72	$8.25	$8.09	$8.06
Net investment income	0.24 [1]	0.46 [1]	0.41	0.30	0.30 [1]	0.27
Net realized and unrealized gains (losses) on investments	(0.03)	0.13	0.08	(0.51)	0.17	0.03
Total from investment operations	0.21	0.59	0.49	(0.21)	0.47	0.30
Distributions to shareholders from
Net investment income	(0.23)	(0.47)	(0.41)	(0.32)	(0.31)	(0.27)
Net asset value, end of period	$7.90	$7.92	$7.80	$7.72	$8.25	$8.09
Total return[2]	2.72%	7.84%	6.50%	(2.58)%	5.90%	3.90%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.84%	0.84%	0.86%	0.87%	0.88%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	5.96%	5.96%	5.17%	3.80%	3.63%	3.29%
Supplemental data
Portfolio turnover rate	14%	47%	27%	43%	63%	78%
Net assets, end of period (000s omitted)	$29,059	$33,004	$45,839	$60,460	$82,124	$52,406

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.91	$7.79	$7.71	$8.24	$8.08	$8.05
Net investment income	0.24 [1]	0.48 [1]	0.41	0.32	0.31 [1]	0.29
Net realized and unrealized gains (losses) on investments	(0.02)	0.13	0.09	(0.52)	0.17	0.03
Total from investment operations	0.22	0.61	0.50	(0.20)	0.48	0.32
Distributions to shareholders from
Net investment income	(0.24)	(0.49)	(0.42)	(0.33)	(0.32)	(0.29)
Net asset value, end of period	$7.89	$7.91	$7.79	$7.71	$8.24	$8.08
Total return[2]	2.80%	8.01%	6.66%	(2.44)%	6.06%	4.06%
Ratios to average net assets (annualized)
Gross expenses	0.57%	0.57%	0.57%	0.59%	0.60%	0.61%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	6.12%	6.11%	5.42%	3.99%	3.78%	3.47%
Supplemental data
Portfolio turnover rate	14%	47%	27%	43%	63%	78%
Net assets, end of period (000s omitted)	$1,967,816	$1,756,390	$1,510,599	$984,201	$823,568	$554,044

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Short-Term High Income Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short-Term High Income Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Allspring Short-Term High Income Fund | 19

Notes to financial statements (unaudited)
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2025, the aggregate cost of all investments for federal income tax purposes was $2,142,934,897 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$26,254,148
Gross unrealized losses	(5,197,109)
Net unrealized gains	$21,057,039
As of August 31, 2024, the Fund had capital loss carryforwards which consisted of $18,672,616 in short-term capital losses and $67,957,730 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
20 | Allspring Short-Term High Income Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$1,837,388	$0	$1,837,388
Corporate bonds and notes	0	1,710,332,652	0	1,710,332,652
Investment companies	10,384,200	0	0	10,384,200
Loans	0	116,749,278	8,472,941	125,222,219
Non-agency mortgage-backed securities	0	8,075,277	0	8,075,277
Yankee corporate bonds and notes	0	222,895,648	0	222,895,648
Short-term investments
Investment companies	85,244,552	0	0	85,244,552
Total assets	$95,628,752	$2,059,890,243	$8,472,941	$2,163,991,936
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At February 28, 2025, the Fund had no material transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.500%
Next $500 million	0.475
Next $2 billion	0.450
Next $2 billion	0.425
Next $5 billion	0.390
Over $10 billion	0.380
For the six months ended February 28, 2025, the management fee was equivalent to an annual rate of 0.47% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Allspring Short-Term High Income Fund | 21

Notes to financial statements (unaudited)
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of February 28, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.81%
Class C	1.56
Administrator Class	0.65
Institutional Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2025, Allspring Funds Distributor received $8,609 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any material interfund transactions during the six months ended February 28, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2025 were $546,901,588 and $275,412,125, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Exchange-Traded Funds Trust, Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended February 28, 2025, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
22 | Allspring Short-Term High Income Fund

Notes to financial statements (unaudited)
8.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Short-Term High Income Fund | 23

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

24 | Allspring Short-Term High Income Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Short-Term High Income Fund | 25

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3017 02-25

Allspring Ultra Short-Term Income Fund
Long Form Financial Statements
Semi-Annual Report
February 28, 2025

Allspring Ultra Short-Term Income Fund | 1

Portfolio of investments—February 28, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 1.07%
FHLMC	4.50%	9-1-2026	$11,717	$11,727
FHLMC	7.00	6-1-2031	104,793	109,949
FHLMC Multifamily Structured Pass-Through Certificates Series Q004 Class AFL (12 Month Treasury Average+0.74%)±	5.38	5-25-2044	693,613	693,924
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	330,135	376,169
FHLMC (1 Year Treasury Constant Maturity+2.21%)±	6.62	5-1-2035	53,410	54,861
FHLMC (1 Year Treasury Constant Maturity+2.22%)±	7.08	3-1-2035	193,175	199,641
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.59	4-1-2038	167,620	173,224
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.77	9-1-2038	360,362	372,062
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.03	10-1-2038	155,343	159,122
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.13	4-1-2032	21,814	22,253
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.25	6-1-2032	166	169
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.29	11-1-2035	370,584	380,729
FHLMC Series 3924 Class MF (30 Day Average U.S. SOFR+0.61%)±	4.95	9-15-2041	438,010	433,277
FHLMC Series 4889 Class CD	3.00	4-15-2049	530,602	471,512
FHLMC Series 4938 Class BF (30 Day Average U.S. SOFR+0.61%)±	4.97	12-25-2049	2,560,217	2,508,171
FNMA	4.50	1-1-2027	35,746	35,690
FNMA	6.50	8-1-2031	124,286	128,048
FNMA (1 Year Treasury Constant Maturity+2.02%)±	6.68	12-1-2034	71,233	73,387
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.90	12-1-2040	798,655	825,546
FNMA (1 Year Treasury Constant Maturity+2.21%)±	7.06	10-1-2034	2,286	2,355
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.72	11-1-2031	16,639	16,925
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.02	9-1-2035	77,841	80,243
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.22	6-1-2032	43,617	44,606
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.22	6-1-2034	290,018	298,837
FNMA (1 Year Treasury Constant Maturity+2.23%)±	7.04	7-1-2038	669,785	694,725
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.81	11-1-2038	195,915	203,499
FNMA (1 Year Treasury Constant Maturity+2.25%)±	7.11	12-1-2040	59,731	60,865
FNMA (1 Year Treasury Constant Maturity+2.26%)±	6.76	11-1-2035	33,168	34,272
FNMA (1 Year Treasury Constant Maturity+2.29%)±	7.01	8-1-2036	411,315	426,345
FNMA (1 Year Treasury Constant Maturity+2.31%)±	7.15	5-1-2036	140,496	145,708
FNMA (1 Year Treasury Constant Maturity+2.36%)±	7.04	11-1-2034	200,058	207,706
FNMA (12 Month Treasury Average+2.05%)±	6.80	8-1-2045	116,526	120,975
FNMA (RFUCCT1Y+1.77%)±	7.14	7-1-2044	499,154	513,772
FNMA (RFUCCT6M+1.38%)±	7.13	10-1-2031	28,563	28,642
FNMA (RFUCCT6M+1.50%)±	6.52	9-1-2037	141,319	143,867
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	134,379	134,159
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	185,158	192,556
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	168,111	175,275
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	169,787	185,151
FNMA Series 2002-W4 Class A6±±	4.92	5-25-2042	228,788	225,902
FNMA Series 2003-W11 Class A1±±	7.89	6-25-2033	8,294	8,403
FNMA Series 2003-W3 Class 1A4±±	4.80	8-25-2042	14,775	14,202
FNMA Series 2007-W2 Class 1A1 (30 Day Average U.S. SOFR+0.43%)±	4.79	3-25-2037	159,259	157,655
FNMA Series 2013-23 Class LF (30 Day Average U.S. SOFR+0.46%)±	5.00	3-25-2043	1,684,636	1,673,084
The accompanying notes are an integral part of these financial statements.
2 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2014-19 Class HA	2.00%	6-25-2040	$51,158	$49,777
GNMA	7.00	6-15-2033	146,885	154,091
Total agency securities (Cost $12,899,017)				13,023,058
Asset-backed securities: 19.14%
ACM Auto Trust Series 2024-1A Class A144A	7.71	1-21-2031	884,176	886,637
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A (U.S. SOFR 1 Month+1.51%)144A±	5.83	1-15-2037	1,677,631	1,670,851
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	5,000,000	4,992,414
Ally Auto Receivables Trust Series 2024-2 Class A3	4.14	7-16-2029	4,000,000	3,987,627
American Credit Acceptance Receivables Trust Series 2024-4 Class B144A	4.80	11-13-2028	4,685,000	4,694,980
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	3,368,559	3,138,330
Barings Equipment Finance LLC Series 2025-A Class A2144A	4.64	10-13-2028	5,750,000	5,769,509
BDS LLC Series 2025-FL14 Class A (U.S. SOFR 1 Month+1.28%)144A±%%	5.58	10-21-2042	5,630,000	5,619,865
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	910,861	891,890
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class A2144A	5.05	3-15-2029	6,433,260	6,453,708
BRAVO Residential Funding Trust Series 2021-HE2 Class A1 (30 Day Average U.S. SOFR+0.75%)144A±	5.10	11-25-2069	2,423,068	2,415,943
Brex Commercial Charge Card Master Trust Series 2024-1 Class A1144A	6.05	7-15-2027	2,715,000	2,747,446
Carlyle C17 CLO Ltd. Series C17A Class A1AR (U.S. SOFR 3 Month+1.29%)144A±	5.58	4-30-2031	1,012,544	1,014,668
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3 (U.S. SOFR 3 Month+1.24%)144A±	5.53	7-20-2031	4,939,264	4,948,208
Carvana Auto Receivables Trust Series 2024-P3 Class A2	4.61	11-10-2027	3,771,689	3,772,608
CCG Receivables Trust Series 2022-1 Class A2144A	3.91	7-16-2029	820,273	818,309
CFMT LLC Series 2021-AL1 Class B144A	1.39	9-22-2031	1,400,858	1,379,001
ClickLease Equipment Receivables Trust Series 2024-1 Class A144A	6.86	2-15-2030	1,327,837	1,331,660
Commonbond Student Loan Trust Series 2018-BGS Class A1144A	3.56	9-25-2045	1,597,045	1,524,852
Domino’s Pizza Master Issuer LLC Series 2015-1A Class A2II144A	4.47	10-25-2045	15,767,500	15,727,324
Dryden 30 Senior Loan Fund Series 2013-30A Class AR (U.S. SOFR 3 Month+1.08%)144A±	5.40	11-15-2028	418,443	419,047
Dryden 80 CLO Ltd. Series 2019-80A Class AR (U.S. SOFR 3 Month+1.25%)144A±	5.55	1-17-2033	11,000,000	11,015,510
ECMC Group Student Loan Trust Series 2020-2A Class A (30 Day Average U.S. SOFR+1.26%)144A±	5.62	11-25-2069	3,495,662	3,521,565
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (U.S. SOFR 1 Month+1.24%)±	5.55	9-25-2033	88,649	87,494
Finance of America HECM Buyout Series 2024-HB1 Class A1A144A±±	4.00	10-1-2034	2,602,488	2,588,974
First Investors Auto Owner Trust Series 2023-1A Class A144A	6.44	10-16-2028	688,535	696,860
Flagship Credit Auto Trust Series 2020-3 Class E144A	4.98	12-15-2027	4,690,000	4,683,045
FREED ABS Trust Series 2022-3FP Class D144A	7.36	8-20-2029	2,275,695	2,291,084
HGI CRE CLO Ltd. Series 2021-FL2 Class A (U.S. SOFR 1 Month+1.11%)144A±	5.43	9-17-2036	3,186,129	3,170,522
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 3

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Lendbuzz Securitization Trust Series 2024-3A Class A2144A	4.97%	10-15-2029	$6,200,000	$6,210,051
Lendmark Funding Trust Series 2024-2A Class A144A	4.47	2-21-2034	4,620,000	4,584,297
M&T Bank Auto Receivables Trust Series 2024-1A Class A3144A	5.22	2-17-2032	3,715,000	3,762,994
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	5.51	10-16-2036	10,635,298	10,619,147
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.66	2-19-2037	10,861,532	10,853,677
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5 Class A (U.S. SOFR 1 Month+0.96%)144A±	5.28	7-15-2036	949,679	948,585
Mission Lane Credit Card Master Trust Series 2024-B Class A144A	5.88	1-15-2030	6,280,000	6,327,753
MNR ABS Issuer I LLC‡	8.12	12-15-2038	2,050,606	2,076,239
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	861,735	764,134
Navient Student Loan Trust Series 2017-3A Class A3 (30 Day Average U.S. SOFR+1.16%)144A±	5.52	7-26-2066	4,009,714	4,037,968
OneMain Direct Auto Receivables Trust Series 2021-1A Class A144A	0.87	7-14-2028	2,704,277	2,672,987
Pagaya AI Debt Trust Series 2023-5 Class B144A	7.63	4-15-2031	2,000,780	2,006,524
Pagaya AI Debt Trust Series 2023-8 Class A144A	7.30	6-16-2031	2,941,610	2,988,855
Pagaya AI Debt Trust Series 2024-4 Class A144A	6.49	8-15-2031	3,580,820	3,593,367
Prestige Auto Receivables Trust Series 2024-2A Class B144A	4.56	2-15-2029	3,255,000	3,247,907
RCKT Mortgage Trust Series 2023-CES3 Class A1B144A±±	7.46	11-25-2043	2,690,424	2,751,452
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A Class A144A	5.38	11-25-2030	3,414,977	3,418,575
RFS Asset Securitization II LLC Series 2024-1 Class A144A	6.55	7-15-2031	4,190,000	4,260,518
Santander Bank Auto Credit-Linked Notes Series 2023-A Class B144A	6.49	6-15-2033	571,772	575,604
SBNA Auto Lease Trust Series 2025-A Class A3144A	4.83	4-20-2028	1,500,000	1,503,605
SLM Private Education Loan Trust Series 2010-C Class A5 (U.S. SOFR 1 Month+4.86%)144A±	9.18	10-15-2041	2,422,240	2,546,632
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	5.74	12-17-2068	10,274,617	10,287,993
SLM Student Loan Trust Series 2013-1 Class A3 (30 Day Average U.S. SOFR+0.66%)±	5.02	5-26-2055	2,404,693	2,377,046
Sotheby’s Artfi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	5,800,000	5,880,807
Sotheby’s Artfi Master Trust Series 2024-1A Class B144A	6.58	12-22-2031	2,000,000	2,019,832
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class AR (U.S. SOFR 3 Month+1.34%)144A±	5.64	4-15-2030	634,051	634,958
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	1,487,565	1,385,405
TCI-Symphony CLO Ltd. Series 2016-1A Class AR2 (U.S. SOFR 3 Month+1.28%)144A±	5.57	10-13-2032	4,823,439	4,836,971
THL Credit Wind River CLO Ltd. Series 2013-2A Class AR2 (U.S. SOFR 3 Month+1.26%)144A±	5.55	10-18-2030	2,014,029	2,014,512
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	5.96	2-15-2039	14,481,295	14,481,636
U.S. Bank NA Series 2023-1 Class B144A	6.79	8-25-2032	1,219,253	1,237,718
Voya CLO Ltd. Series 2017-1A Class A1R (U.S. SOFR 3 Month+1.21%)144A±	5.51	4-17-2030	1,180,211	1,180,604
Westlake Flooring Master Trust Series 2024-1A Class B144A	6.07	2-15-2028	390,000	394,447
The accompanying notes are an integral part of these financial statements.
4 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1144A	4.87%	6-21-2039	$1,967,000	$1,976,793
World Omni Select Auto Trust Series 2021-A Class B	0.85	8-16-2027	1,311,434	1,307,211
Total asset-backed securities (Cost $232,280,956)				232,026,735
Corporate bonds and notes: 27.14%
Basic materials: 0.71%
Chemicals: 0.71%
Celanese U.S. Holdings LLC	6.05	3-15-2025	1,515,000	1,515,311
International Flavors & Fragrances, Inc.144A	1.23	10-1-2025	7,238,000	7,087,538
				8,602,849
Communications: 1.55%
Internet: 0.16%
MercadoLibre, Inc.	2.38	1-14-2026	2,000,000	1,950,032
Media: 0.67%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15	11-10-2026	8,000,000	8,165,978
Telecommunications: 0.72%
Frontier California, Inc. Series F	6.75	5-15-2027	3,405,000	3,464,587
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	5,219,500	5,251,439
				8,716,026
Consumer, cyclical: 6.11%
Airlines: 1.24%
Alaska Airlines Pass-Through Trust Series 2020-1 Class A144A	4.80	8-15-2027	3,645,975	3,644,522
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	5,246,877	5,098,698
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.50	10-20-2025	2,500,001	2,495,004
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	3,500,000	3,523,954
U.S. Airways Pass-Through Trust Series 2013-1 Class A	3.95	11-15-2025	277,604	275,489
				15,037,667
Auto manufacturers: 3.20%
American Honda Finance Corp.	4.90	7-9-2027	5,000,000	5,048,054
BMW U.S. Capital LLC144A	4.65	8-13-2026	6,505,000	6,522,130
Daimler Truck Finance North America LLC144A	4.95	1-13-2028	6,305,000	6,357,207
General Motors Financial Co., Inc.	5.35	7-15-2027	2,185,000	2,209,010
General Motors Financial Co., Inc.	5.40	4-6-2026	5,000,000	5,029,389
Hyundai Capital America144A	5.25	1-8-2027	7,000,000	7,070,379
Volkswagen Group of America Finance LLC144A	4.90	8-14-2026	6,505,000	6,511,410
				38,747,579
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 5

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Entertainment: 0.77%
Live Nation Entertainment, Inc.144A	6.50%	5-15-2027	$3,400,000	$3,455,128
Warnermedia Holdings, Inc.	3.76	3-15-2027	6,000,000	5,856,811
				9,311,939
Lodging: 0.42%
Las Vegas Sands Corp.	5.90	6-1-2027	5,000,000	5,098,221
Toys/games/hobbies: 0.48%
Mattel, Inc.144A	3.38	4-1-2026	5,921,000	5,831,357
Consumer, non-cyclical: 3.38%
Agriculture: 0.58%
Philip Morris International, Inc.	4.75	2-12-2027	7,000,000	7,044,301
Commercial services: 1.50%
Ashtead Capital, Inc.144A	1.50	8-12-2026	2,628,000	2,507,594
Ashtead Capital, Inc.144A	4.38	8-15-2027	2,850,000	2,821,948
Global Payments, Inc.	4.80	4-1-2026	6,305,000	6,309,308
Quanta Services, Inc.	4.75	8-9-2027	6,505,000	6,515,381
				18,154,231
Healthcare-services: 0.41%
HCA, Inc.	5.38	9-1-2026	5,000,000	5,031,369
Pharmaceuticals: 0.89%
Bayer U.S. Finance LLC144A	6.13	11-21-2026	2,500,000	2,550,550
Cencora, Inc.	4.63	12-15-2027	3,140,000	3,145,603
Eli Lilly & Co.	4.55	2-12-2028	5,000,000	5,037,796
				10,733,949
Energy: 2.16%
Oil & gas: 1.68%
Chevron USA, Inc.	4.48	2-26-2028	5,730,000	5,758,108
CrownRock LP/CrownRock Finance, Inc.144A	5.00	5-1-2029	8,475,000	8,606,667
HF Sinclair Corp.	6.38	4-15-2027	3,916,000	3,971,979
Ovintiv, Inc.	5.65	5-15-2025	2,000,000	2,002,066
				20,338,820
Pipelines: 0.48%
South Bow USA Infrastructure Holdings LLC144A	4.91	9-1-2027	5,850,000	5,854,830
Financial: 7.68%
Banks: 4.09%
Bank of America Corp. (U.S. SOFR+0.83%)±	4.98	1-24-2029	5,000,000	5,044,319
Citibank NA	4.93	8-6-2026	6,545,000	6,591,721
Citigroup, Inc. (U.S. SOFR+0.87%)±%%	4.79	3-4-2029	5,000,000	5,013,828
Fifth Third Bank NA (U.S. SOFR+0.81%)±	4.97	1-28-2028	3,000,000	3,018,148
JPMorgan Chase & Co. (U.S. SOFR+0.86%)±	4.51	10-22-2028	2,000,000	1,994,491
Morgan Stanley Bank NA (U.S. SOFR+0.87%)±	5.50	5-26-2028	3,600,000	3,662,696
The accompanying notes are an integral part of these financial statements.
6 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Morgan Stanley Bank NA (U.S. SOFR+0.91%)±	5.02%	1-12-2029	$5,000,000	$5,046,931
National Securities Clearing Corp.144A	5.15	5-30-2025	4,000,000	4,005,709
State Street Corp.	4.54	2-28-2028	5,000,000	5,016,703
U.S. Bancorp (U.S. SOFR+1.88%)±	6.79	10-26-2027	7,000,000	7,242,930
Wells Fargo & Co. Series W (U.S. SOFR+0.78%)±	4.90	1-24-2028	3,000,000	3,015,131
				49,652,607
Diversified financial services: 0.24%
Citadel Finance LLC144A	3.38	3-9-2026	3,000,000	2,943,995
Insurance: 2.02%
CNO Global Funding144A	5.88	6-4-2027	3,500,000	3,587,265
Equitable Financial Life Global Funding144A	5.50	12-2-2025	10,615,000	10,686,085
Jackson National Life Global Funding144A	5.55	7-2-2027	5,000,000	5,095,553
Metropolitan Life Global Funding I144A	5.05	6-11-2027	5,000,000	5,065,270
				24,434,173
Investment Companies: 0.09%
Ares Capital Corp. BDC	3.25	7-15-2025	1,040,000	1,033,168
REITs: 1.24%
EPR Properties	4.75	12-15-2026	3,000,000	2,985,482
SBA Tower Trust144A	6.60	1-15-2028	5,099,000	5,242,401
Tanger Properties LP	3.13	9-1-2026	6,975,000	6,816,947
				15,044,830
Industrial: 1.27%
Hand/machine tools: 0.44%
Regal Rexnord Corp.	6.05	2-15-2026	5,255,000	5,299,315
Trucking & leasing: 0.83%
GATX Corp.	5.40	3-15-2027	5,000,000	5,063,921
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	5.75	5-24-2026	5,000,000	5,058,954
				10,122,875
Technology: 1.94%
Computers: 1.04%
Hewlett Packard Enterprise Co.	4.45	9-25-2026	7,000,000	6,991,095
Kyndryl Holdings, Inc.	2.05	10-15-2026	5,919,000	5,677,602
				12,668,697
Semiconductors: 0.44%
Intel Corp.	3.75	8-5-2027	5,407,000	5,297,623
Software: 0.46%
Cadence Design Systems, Inc.	4.20	9-10-2027	3,000,000	2,979,233
Oracle Corp.	2.95	5-15-2025	2,647,000	2,637,669
				5,616,902
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 7

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 2.34%
Electric: 2.34%
Alliant Energy Finance LLC144A	5.40%	6-6-2027	$5,610,000	$5,664,793
Emera U.S. Finance LP	3.55	6-15-2026	4,695,000	4,622,428
National Rural Utilities Cooperative Finance Corp.	4.75	2-7-2028	5,000,000	5,041,447
Southern California Edison Co.	5.35	3-1-2026	5,000,000	5,022,165
Vistra Operations Co. LLC144A	3.70	1-30-2027	6,195,000	6,061,260
XPLR Infrastructure Operating Partners LP144A	3.88	10-15-2026	2,000,000	1,920,097
				28,332,190
Total corporate bonds and notes (Cost $326,531,931)				329,065,523

	Shares
Investment companies: 1.12%
Exchange-traded funds: 1.12%
iShares 0-5 Year High Yield Corporate Bond ETF	314,900	13,628,872
Total investment companies (Cost $14,331,099)		13,628,872

			Principal
Municipal obligations: 0.09%
Indiana: 0.09%
Education revenue: 0.09%
Indiana Secondary Market for Education Loans, Inc. (U.S. SOFR 1 Month+0.80%)±	5.23	2-25-2044	$1,034,165	1,031,916
Total municipal obligations (Cost $1,025,554)				1,031,916
Non-agency mortgage-backed securities: 14.14%
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	4,234,591	4,251,842
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	465,478	441,583
Angel Oak Mortgage Trust Series 2020-5 Class A2144A±±	1.58	5-25-2065	351,130	335,189
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	1,282,067	1,212,796
Angel Oak Mortgage Trust Series 2024-8 Class A1144A±±	5.34	5-27-2069	833,583	832,526
BRAVO Residential Funding Trust Series 2020-RPL1 Class A1144A±±	2.50	5-26-2059	476,516	464,839
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A±±	2.88	7-25-2049	612,254	594,606
BX Trust Series 2025-VLT6 Class B (U.S. SOFR 1 Month+1.89%)144A±%%	6.21	3-15-2030	5,005,000	4,994,048
BXP Trust Series 2017-CQHP Class A (U.S. SOFR 1 Month+0.90%)144A±	5.21	11-15-2034	2,410,378	2,356,252
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±±	6.31	6-19-2031	37,666	37,140
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1±±	6.75	6-19-2031	60,609	60,045
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	3.76	3-25-2067	10,151,865	9,750,635
COLT Mortgage Loan Trust Series 2021-HX1 Class A1144A±±	1.11	10-25-2066	9,245,148	7,936,763
COLT Pass-Through Certificates Series 2021-1R Class A1144A±±	0.86	5-25-2065	2,050,319	1,783,474
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A2	4.14	8-15-2051	552,108	549,590
CSMC Trust Series 2020-AFC1 Class A3144A±±	3.51	2-25-2050	1,150,800	1,096,347
CSMC Trust Series 2021-NQM2 Class A1144A±±	1.18	2-25-2066	3,290,159	2,966,966
CSMC Trust Series 2022-NQM1 Class A1144A±±	2.27	11-25-2066	5,486,050	4,903,182
The accompanying notes are an integral part of these financial statements.
8 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Ellington Financial Mortgage Trust Series 2020-1 Class A1144A±±	2.01%	5-25-2065	$99,561	$98,353
Ellington Financial Mortgage Trust Series 2021-1 Class A1144A±±	0.80	2-25-2066	520,427	447,815
Finance of America Structured Securities Trust Series 2022-S6 Class A1144A	3.00	7-25-2061	3,900,838	3,825,956
Finance of America Structured Securities Trust Series 2025-S1 Class A1144A♦	3.50	2-25-2075	4,205,000	3,956,677
GCAT Trust Series 2022-HX1 Class A1144A±±	2.89	12-27-2066	11,222,270	10,359,875
GS Mortgage Securities Corp. Trust Series 2018-LUAU Class A (U.S. SOFR 1 Month+1.30%)144A±	5.61	11-15-2032	4,675,000	4,663,312
GS Mortgage Securities Corp. Trust Series 2021-DM Class A (U.S. SOFR 1 Month+1.00%)144A±	5.31	11-15-2036	1,000,000	993,758
GS Mortgage-Backed Securities Trust Series 2020-NQM1 Class A1144A±±	1.38	9-27-2060	749,994	705,131
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	5.95	8-25-2054	5,652,705	5,652,694
GSMPS Mortgage Loan Trust Series 1998-1 Class A144A±±	8.00	9-19-2027	20,229	19,503
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1144A±±	1.38	10-25-2055	1,693,852	1,575,673
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	1,537,844	1,328,259
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1144A±±	1.60	11-25-2056	3,257,352	2,793,679
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A1144A±±	4.38	5-25-2067	10,825,637	10,698,790
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (U.S. SOFR 1 Month+1.26%)144A±	5.57	6-15-2035	3,571,081	3,130,880
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1144A±±	3.00	9-25-2059	5,702,437	5,451,611
MASTR Adjustable Rate Mortgages Trust Series 2002-3 Class 4A1±±	6.75	10-25-2032	1,273	1,266
MFA Trust Series 2020-NQM1 Class A1144A±±	2.48	3-25-2065	677,256	650,389
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	665,114	623,504
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	2,347,425	2,182,278
Mill City Mortgage Loan Trust Series 2018-2 Class A1144A±±	3.50	5-25-2058	80,129	79,778
New Residential Mortgage Loan Trust Series 2021-INV1 Class A6144A±±	2.50	6-25-2051	4,663,781	4,170,256
OBX Trust Series 2020-EXP1 Class 1A8144A±±	3.50	2-25-2060	571,445	511,140
OBX Trust Series 2021-NQM3 Class A1144A±±	1.05	7-25-2061	3,437,234	2,838,897
OPG Trust Series 2021-PORT Class A (U.S. SOFR 1 Month+0.60%)144A±	4.91	10-15-2036	14,421,536	14,349,428
Residential Mortgage Loan Trust Series 2021-1R Class A1144A±±	0.86	1-25-2065	1,302,357	1,241,854
SPGN Mortgage Trust Series 2022-TFLM Class A (U.S. SOFR 1 Month+1.55%)144A±	5.86	2-15-2039	20,000,000	19,725,000
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050	2,359,852	2,251,352
Starwood Mortgage Residential Trust Series 2021-2 Class A1144A±±	0.94	5-25-2065	1,618,996	1,504,578
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	507,248	493,117
Towd Point Mortgage Trust Series 2017-6 Class A1144A±±	2.75	10-25-2057	502,276	490,676
Towd Point Mortgage Trust Series 2018-2 Class A1144A±±	3.25	3-25-2058	709,202	697,060
Towd Point Mortgage Trust Series 2018-3 Class A1144A±±	3.75	5-25-2058	2,218,854	2,166,244
TRK Trust Series 2021-INV2 Class A1144A±±	1.97	11-25-2056	9,473,143	8,311,469
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (U.S. SOFR 1 Month+0.90%)144A±	5.21	2-15-2032	2,763,356	2,762,656
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 9

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Verus Securitization Trust Series 2019-INV3 Class A1144A±±	3.69%	11-25-2059	$538,163	$530,943
Verus Securitization Trust Series 2021-1 Class A2144A±±	1.05	1-25-2066	2,352,848	2,079,903
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	1,352,469	1,193,771
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	2,274,663	2,132,740
Wilshire Funding Corp. Series 1996-3 Class M2±±	7.64	8-25-2032	73,036	73,946
Wilshire Funding Corp. Series 1996-3 Class M3±±	7.64	8-25-2032	30,769	30,622
Wilshire Funding Corp. Series 1998-WFC2 Class M1 (12 Month Treasury Average+2.00%)±	6.83	12-28-2037	45,091	44,686
Total non-agency mortgage-backed securities (Cost $181,085,657)				171,407,342
U.S. Treasury securities: 16.53%
U.S. Treasury Notes	3.75	8-31-2026	97,835,000	97,410,793
U.S. Treasury Notes	4.13	10-31-2026	25,000,000	25,039,063
U.S. Treasury Notes	4.25	1-31-2026	20,285,000	20,296,252
U.S. Treasury Notes	4.25	11-30-2026	39,150,000	39,299,871
U.S. Treasury Notes	5.00	9-30-2025	18,295,000	18,370,324
Total U.S. Treasury securities (Cost $200,567,082)				200,416,303
Yankee corporate bonds and notes: 10.85%
Basic materials: 0.56%
Chemicals: 0.15%
Braskem Netherlands Finance BV144A	4.50	1-10-2028	1,875,000	1,741,832
Iron/steel: 0.41%
Gerdau Trade, Inc.144A	4.88	10-24-2027	5,000,000	5,006,075
Communications: 0.42%
Telecommunications: 0.42%
NTT Finance Corp.144A	5.10	7-2-2027	5,000,000	5,072,129
Consumer, cyclical: 0.28%
Leisure time: 0.28%
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	3,400,000	3,405,994
Consumer, non-cyclical: 0.52%
Household products/wares: 0.52%
Reckitt Benckiser Treasury Services PLC144A	3.00	6-26-2027	6,570,000	6,351,412
Energy: 0.52%
Oil & gas: 0.52%
Woodside Finance Ltd.144A	3.65	3-5-2025	6,250,000	6,249,388
Financial: 7.85%
Banks: 6.04%
Australia & New Zealand Banking Group Ltd.	4.90	7-16-2027	5,000,000	5,069,098
Banque Federative du Credit Mutuel SA144A	4.94	1-26-2026	5,000,000	5,019,937
Barclays PLC (U.S. SOFR+0.96%)±	5.09	2-25-2029	6,255,000	6,293,961
Federation des Caisses Desjardins du Quebec144A	4.40	8-23-2025	12,000,000	11,987,625
The accompanying notes are an integral part of these financial statements.
10 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+1.70%)±	5.87%	3-6-2029	$6,150,000	$6,338,784
Macquarie Bank Ltd.144A	5.27	7-2-2027	5,000,000	5,108,056
National Australia Bank Ltd.	4.50	10-26-2027	7,000,000	7,032,755
National Bank of Canada (U.S. SOFR+0.80%)±	4.95	2-1-2028	4,000,000	4,021,922
NatWest Markets PLC144A	5.42	5-17-2027	5,000,000	5,092,674
Sumitomo Mitsui Financial Group, Inc.	5.46	1-13-2026	10,000,000	10,081,817
UBS Group AG (1 Year Treasury Constant Maturity+1.60%)144A±	6.33	12-22-2027	7,000,000	7,201,195
				73,247,824
Diversified financial services: 1.33%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.88	4-1-2028	5,000,000	5,020,661
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	6,100,000	6,083,032
Nomura Holdings, Inc.	5.59	7-2-2027	5,000,000	5,093,889
				16,197,582
Real estate: 0.48%
Ontario Teachers’ Cadillac Fairview Properties Trust144A	3.88	3-20-2027	5,875,000	5,772,665
Government securities: 0.24%
Multi-national: 0.24%
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	3,000,000	2,944,500
Technology: 0.34%
Semiconductors: 0.34%
SK Hynix, Inc.144A	5.50	1-16-2027	4,035,000	4,094,109
Utilities: 0.12%
Electric: 0.12%
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	1,500,000	1,511,988
Total yankee corporate bonds and notes (Cost $130,332,123)				131,595,498
Yankee government bonds: 0.87%
Panama: 0.39%
Panama	3.88	3-17-2028	5,000,000	4,710,504
Saudi Arabia: 0.48%
Saudi Arabia144A	5.13	1-13-2028	5,820,000	5,885,882
Total yankee government bonds (Cost $10,543,778)				10,596,386

	Yield	Shares
Short-term investments: 9.58%
Investment companies: 3.50%
Allspring Government Money Market Fund Select Class♠∞##	4.29	42,408,052	42,408,052
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 11

Portfolio of investments—February 28, 2025 (unaudited)

		Yield	Maturity date	Principal	Value
U.S. Treasury securities: 6.08%
U.S. Treasury Bills☼		3.10%	3-11-2025	$12,000,000	$11,988,587
U.S. Treasury Bills☼		3.79	3-27-2025	12,000,000	11,966,240
U.S. Treasury Bills☼		3.90	4-3-2025	25,000,000	24,908,830
U.S. Treasury Bills☼		3.92	4-8-2025	25,000,000	24,894,144
					73,757,801
Total short-term investments (Cost $116,165,340)					116,165,853
Total investments in securities (Cost $1,225,762,537)	100.53%				1,218,957,486
Other assets and liabilities, net	(0.53)				(6,416,646)
Total net assets	100.00%				$1,212,540,840

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
‡	Security is valued using significant unobservable inputs.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
BDC	Business Development Company
CLO	Collateralized loan obligation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$49,165,220	$390,908,170	$(397,665,338)	$0	$0	$42,408,052	42,408,052	$1,305,358
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(355)	6-18-2025	$(39,237,639)	$(39,438,281)	$0	$(200,642)
The accompanying notes are an integral part of these financial statements.
12 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2025 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short (continued)
2-Year U.S. Treasury Notes	(1,393)	6-30-2025	$(287,654,339)	$(288,307,469)	$0	$(653,130)
5-Year U.S. Treasury Notes	(113)	6-30-2025	(12,148,194)	(12,196,938)	0	(48,744)
					$0	$(902,516)
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 13

Statement of assets and liabilities—February 28, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,183,354,485)	$1,176,549,434
Investments in affiliated securities, at value (cost $42,408,052)	42,408,052
Cash	102,632
Cash at broker segregated for futures contracts	2,919,000
Receivable for interest	7,874,635
Receivable for investments sold	5,025,450
Receivable for Fund shares sold	3,257,102
Principal paydown receivable	16,399
Prepaid expenses and other assets	72,627
Total assets	1,238,225,331
Liabilities
Payable for when-issued transactions	15,608,413
Payable for investments purchased	4,996,950
Payable for Fund shares redeemed	2,418,353
Dividends payable	1,536,805
Payable for daily variation margin on open futures contracts	655,897
Management fee payable	127,283
Administration fees payable	92,441
Shareholder servicing fees payable	43,873
Distribution fee payable	2,221
Trustees’ fees and expenses payable	2,121
Accrued expenses and other liabilities	200,134
Total liabilities	25,684,491
Total net assets	$1,212,540,840
Net assets consist of
Paid-in capital	$1,243,600,382
Total distributable loss	(31,059,542)
Total net assets	$1,212,540,840
The accompanying notes are an integral part of these financial statements.
14 | Allspring Ultra Short-Term Income Fund

Statement of assets and liabilities—February 28, 2025 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$159,362,229
Shares outstanding–Class A1	18,034,080
Net asset value per share–Class A	$8.84
Maximum offering price per share – Class A2	$9.02
Net assets–Class A2	$66,864,663
Shares outstanding–Class A2[1]	7,572,118
Net asset value per share–Class A2	$8.83
Net assets–Class C	$3,460,138
Shares outstanding–Class C1	392,012
Net asset value per share–Class C	$8.83
Net assets–Administrator Class	$13,678,905
Shares outstanding–Administrator Class[1]	1,555,193
Net asset value per share–Administrator Class	$8.80
Net assets–Institutional Class	$969,174,905
Shares outstanding–Institutional Class[1]	109,752,276
Net asset value per share–Institutional Class	$8.83
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 15

Statement of operations—six months ended February 28, 2025 (unaudited)
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $5,289)	$26,309,868
Income from affiliated securities	1,305,358
Dividends	583,048
Total investment income	28,198,274
Expenses
Management fee	1,427,594
Administration fees
Class A	120,507
Class A2	41,216
Class C	2,987
Administrator Class	5,657
Institutional Class	371,139
Shareholder servicing fees
Class A	200,609
Class A2	41,216
Class C	4,968
Administrator Class	14,050
Distribution fee
Class C	14,905
Custody and accounting fees	23,719
Professional fees	40,517
Registration fees	49,073
Shareholder report expenses	29,727
Trustees’ fees and expenses	10,145
Other fees and expenses	50,050
Total expenses	2,448,079
Less: Fee waivers and/or expense reimbursements
Fund-level	(629,637)
Class A	(59,753)
Class A2	(18,860)
Class C	(1,325)
Administrator Class	(1,004)
Net expenses	1,737,500
Net investment income	26,460,774
The accompanying notes are an integral part of these financial statements.
16 | Allspring Ultra Short-Term Income Fund

Statement of operations—six months ended February 28, 2025 (unaudited)
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	$(35,122)
Futures contracts	3,938,743
Net realized gains on investments	3,903,621
Net change in unrealized gains (losses) on
Unaffiliated securities	3,759,344
Futures contracts	(1,286,836)
Net change in unrealized gains (losses) on investments	2,472,508
Net realized and unrealized gains (losses) on investments	6,376,129
Net increase in net assets resulting from operations	$32,836,903
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 17

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 28, 2025 (unaudited)		Year ended August 31, 2024
Operations
Net investment income		$26,460,774		$51,793,922
Net realized gains (losses) on investments		3,903,621		(3,330,395)
Net change in unrealized gains (losses) on investments		2,472,508		36,237,353
Net increase in net assets resulting from operations		32,836,903		84,700,880
Distributions to shareholders from
Net investment income and net realized gains
Class A		(3,507,801)		(6,702,651)
Class A2		(1,228,857)		(1,868,457)
Class C		(71,826)		(131,132)
Administrator Class		(246,688)		(421,095)
Institutional Class		(21,399,059)		(42,540,824)
Total distributions to shareholders		(26,454,231)		(51,664,159)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,119,246	9,867,191	2,316,160	20,140,548
Class A2	3,038,847	26,763,636	2,664,495	23,069,751
Class C	77,177	678,872	151,651	1,309,662
Administrator Class	370,060	3,249,102	247,604	2,146,448
Institutional Class	27,397,786	241,307,399	43,597,219	377,798,785
		281,866,200		424,465,194
Reinvestment of distributions
Class A	358,241	3,159,604	705,626	6,133,806
Class A2	137,565	1,212,307	215,258	1,867,697
Class C	6,973	61,426	13,083	113,593
Administrator Class	27,641	242,694	48,611	420,566
Institutional Class	1,550,354	13,661,585	3,047,517	26,457,467
		18,337,616		34,993,129
Payment for shares redeemed
Class A	(2,715,407)	(23,926,460)	(4,154,360)	(36,067,052)
Class A2	(1,046,890)	(9,217,488)	(3,096,390)	(26,783,375)
Class C	(131,140)	(1,155,022)	(204,123)	(1,770,503)
Administrator Class	(119,572)	(1,049,479)	(508,007)	(4,359,207)
Institutional Class	(23,117,233)	(203,639,199)	(81,740,781)	(707,566,553)
		(238,987,648)		(776,546,690)
Net increase (decrease) in net assets resulting from capital share transactions		61,216,168		(317,088,367)
Total increase (decrease) in net assets		67,598,840		(284,051,646)
Net assets
Beginning of period		1,144,942,000		1,428,993,646
End of period		$1,212,540,840		$1,144,942,000
The accompanying notes are an integral part of these financial statements.
18 | Allspring Ultra Short-Term Income Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.79	$8.56	$8.41	$8.61	$8.60	$8.54
Net investment income	0.19 [1]	0.34 [1]	0.22	0.07	0.07	0.16
Net realized and unrealized gains (losses) on investments	0.05	0.23	0.15	(0.20)	0.01	0.06
Total from investment operations	0.24	0.57	0.37	(0.13)	0.08	0.22
Distributions to shareholders from
Net investment income	(0.19)	(0.34)	(0.22)	(0.07)	(0.07)	(0.16)
Net asset value, end of period	$8.84	$8.79	$8.56	$8.41	$8.61	$8.60
Total return[2]	2.74%	6.77%	4.50%	(1.51)%	0.99%	2.62%
Ratios to average net assets (annualized)
Gross expenses	0.67%	0.68%	0.68%	0.65%	0.66%	0.77%
Net expenses	0.49%	0.50%	0.50%	0.49%	0.49%	0.64%
Net investment income	4.32%	3.91%	2.61%	0.79%	0.84%	1.92%
Supplemental data
Portfolio turnover rate	29%	48%	25%	77%	106%	68%
Net assets, end of period (000s omitted)	$159,362	$169,378	$174,660	$244,894	$287,697	$232,660

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Class A2		2024	2023	2022	2021	2020[1]
Net asset value, beginning of period	$8.78	$8.55	$8.40	$8.60	$8.59	$8.52
Net investment income	0.20 [2]	0.35 [2]	0.23	0.07	0.07	0.03
Net realized and unrealized gains (losses) on investments	0.04	0.23	0.15	(0.20)	0.01	0.07
Total from investment operations	0.24	0.58	0.38	(0.13)	0.08	0.10
Distributions to shareholders from
Net investment income	(0.19)	(0.35)	(0.23)	(0.07)	(0.07)	(0.03)
Net asset value, end of period	$8.83	$8.78	$8.55	$8.40	$8.60	$8.59
Total return[3]	2.79%	6.88%	4.61%	(1.49)%	0.97%	1.22%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.58%	0.58%	0.62%	0.65%	0.66%
Net expenses	0.40%	0.40%	0.40%	0.47%	0.50%	0.50%
Net investment income	4.42%	4.01%	2.63%	0.75%	0.73%	1.38%
Supplemental data
Portfolio turnover rate	29%	48%	25%	77%	106%	68%
Net assets, end of period (000s omitted)	$66,865	$47,801	$48,414	$99,902	$181,131	$29,971

[1]	For the period from May 29, 2020 (commencement of class operations) to August 31, 2020
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Ultra Short-Term Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.78	$8.55	$8.40	$8.60	$8.59	$8.54
Net investment income	0.16 [1]	0.27 [1]	0.15	0.01	0.01 [1]	0.10
Net realized and unrealized gains (losses) on investments	0.05	0.24	0.16	(0.19)	0.01	0.05
Total from investment operations	0.21	0.51	0.31	(0.18)	0.02	0.15
Distributions to shareholders from
Net investment income	(0.16)	(0.28)	(0.16)	(0.02)	(0.01)	(0.10)
Net asset value, end of period	$8.83	$8.78	$8.55	$8.40	$8.60	$8.59
Total return[2]	2.36%	5.98%	3.72%	(2.13)%	0.28%	1.73%
Ratios to average net assets (annualized)
Gross expenses	1.41%	1.43%	1.43%	1.38%	1.40%	1.51%
Net expenses	1.25%	1.25%	1.25%	1.11%*	1.19%*	1.40%
Net investment income	3.57%	3.15%	1.86%	0.18%	0.13%	1.16%
Supplemental data
Portfolio turnover rate	29%	48%	25%	77%	106%	68%
Net assets, end of period (000s omitted)	$3,460	$3,854	$4,090	$5,219	$6,230	$5,187

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended August 31, 2022	0.14%
Year ended August 31, 2021	0.06%

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.75	$8.52	$8.37	$8.57	$8.56	$8.51
Net investment income	0.19 [1]	0.34 [1]	0.21	0.07 [1]	0.07 [1]	0.17
Net realized and unrealized gains (losses) on investments	0.05	0.23	0.16	(0.20)	0.01	0.05
Total from investment operations	0.24	0.57	0.37	(0.13)	0.08	0.22
Distributions to shareholders from
Net investment income	(0.19)	(0.34)	(0.22)	(0.07)	(0.07)	(0.17)
Net asset value, end of period	$8.80	$8.75	$8.52	$8.37	$8.57	$8.56
Total return[2]	2.74%	6.78%	4.51%	(1.53)%	0.98%	2.61%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.63%	0.62%	0.59%	0.60%	0.71%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.54%
Net investment income	4.31%	3.90%	2.64%	0.77%	0.82%	2.03%
Supplemental data
Portfolio turnover rate	29%	48%	25%	77%	106%	68%
Net assets, end of period (000s omitted)	$13,679	$11,173	$12,686	$14,740	$21,336	$15,359

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
22 | Allspring Ultra Short-Term Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.78	$8.55	$8.40	$8.60	$8.59	$8.54
Net investment income	0.20 [1]	0.36 [1]	0.24	0.09	0.09	0.19
Net realized and unrealized gains (losses) on investments	0.05	0.23	0.15	(0.20)	0.02	0.05
Total from investment operations	0.25	0.59	0.39	(0.11)	0.11	0.24
Distributions to shareholders from
Net investment income	(0.20)	(0.36)	(0.24)	(0.09)	(0.10)	(0.19)
Net asset value, end of period	$8.83	$8.78	$8.55	$8.40	$8.60	$8.59
Total return[2]	2.86%	7.04%	4.76%	(1.28)%	1.23%	2.83%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.35%	0.32%	0.33%	0.44%
Net expenses	0.25%	0.25%	0.25%	0.25%	0.25%	0.32%
Net investment income	4.56%	4.14%	2.83%	1.01%	1.03%	2.25%
Supplemental data
Portfolio turnover rate	29%	48%	25%	77%	106%	68%
Net assets, end of period (000s omitted)	$969,175	$912,737	$1,189,143	$1,857,572	$2,706,735	$1,004,777

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 23

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Ultra Short-Term Income Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to
24 | Allspring Ultra Short-Term Income Fund

Notes to financial statements (unaudited)
repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2025, the aggregate cost of all investments for federal income tax purposes was $1,226,286,213 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$5,356,611
Gross unrealized losses	(13,587,854)
Net unrealized losses	$(8,231,243)
As of August 31, 2024, the Fund had capital loss carryforwards which consisted of $1,287,374 in short-term capital losses and $25,465,802 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
Allspring Ultra Short-Term Income Fund | 25

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$13,023,058	$0	$13,023,058
Asset-backed securities	0	229,950,496	2,076,239	232,026,735
Corporate bonds and notes	0	329,065,523	0	329,065,523
Investment companies	13,628,872	0	0	13,628,872
Municipal obligations	0	1,031,916	0	1,031,916
Non-agency mortgage-backed securities	0	171,407,342	0	171,407,342
U.S. Treasury securities	200,416,303	0	0	200,416,303
Yankee corporate bonds and notes	0	131,595,498	0	131,595,498
Yankee government bonds	0	10,596,386	0	10,596,386
Short-term investments
Investment companies	42,408,052	0	0	42,408,052
U.S. Treasury securities	73,757,801	0	0	73,757,801
Total assets	$330,211,028	$886,670,219	$2,076,239	$1,218,957,486
Liabilities
Futures contracts	$902,516	$0	$0	$902,516
Total liabilities	$902,516	$0	$0	$902,516
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At February 28, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
26 | Allspring Ultra Short-Term Income Fund

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.250%
Next $4 billion	0.225
Next $5 billion	0.190
Over $10 billion	0.180
For the six months ended February 28, 2025, the management fee was equivalent to an annual rate of 0.24% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class A2	0.15
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of February 28, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.50%
Class A2	0.40
Class C	1.25
Administrator Class	0.50
Institutional Class	0.25
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2025, Allspring Funds Distributor received $369 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2025.
Allspring Ultra Short-Term Income Fund | 27

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. Class A2 shares are charged a fee at an annual rate up to 0.15% of its average daily net assets. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended February 28, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2025 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$177,113,276	$358,338,607	$20,001,148	$287,063,090
6.
DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2025, the Fund entered into futures contracts . The Fund had an average notional amount of $1,615,611 in long futures contracts and $310,081,972 in short futures contracts during the six months ended February 28, 2025.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Exchange-Traded Funds Trust, Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended February 28, 2025, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation
28 | Allspring Ultra Short-Term Income Fund

Notes to financial statements (unaudited)
decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Ultra Short-Term Income Fund | 29

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

30 | Allspring Ultra Short-Term Income Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Ultra Short-Term Income Fund | 31

This page is intentionally left blank.

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3006 02-25

Allspring Managed Account
Allspring Managed Account CoreBuilder® Shares – Series CP
Long Form Financial Statements
Semi-Annual Report
February 28, 2025

Allspring Managed Account | 1

Portfolio of investments—February 28, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 11.87%
FHLB	5.63%	3-14-2036	$500,000	$549,883
FNMA%%	2.00	3-15-2055	315,000	251,939
FNMA%%	4.00	3-15-2040	265,000	258,182
FNMA%%	5.00	3-1-2054	4,150,000	4,082,269
FNMA%%	5.50	3-15-2055	6,450,000	6,458,042
FNMA%%	6.00	3-15-2055	13,825,000	14,050,862
FNMA%%	6.50	3-15-2055	2,535,000	2,611,288
GNMA%%	2.00	3-15-2055	455,000	373,652
GNMA%%	2.50	3-20-2055	1,030,000	882,664
GNMA%%	3.00	3-15-2055	2,545,000	2,264,056
GNMA%%	3.50	3-15-2055	1,575,000	1,445,032
GNMA%%	4.00	3-15-2055	250,000	235,575
GNMA%%	5.00	3-15-2055	19,200,000	18,959,284
GNMA%%	5.50	3-15-2055	13,620,000	13,653,518
GNMA%%	6.00	3-15-2055	12,585,000	12,754,870
GNMA%%	6.50	3-15-2055	3,235,000	3,300,458
TVA	5.25	2-1-2055	2,695,000	2,761,101
Total agency securities (Cost $83,962,244)				84,892,675
Asset-backed securities: 19.43%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	279,693	286,745
ACHM Trust Series 2024-HE2 Class A144A	5.35	10-25-2039	3,265,904	3,257,174
ACREC LLC Series 2025-FL3 Class A (U.S. SOFR 1 Month+1.31%)144A±	5.76	8-18-2042	1,000,000	999,408
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	2,000,000	1,996,966
ALLO Issuer LLC Series 2024-1A Class A2144A	5.94	7-20-2054	1,500,000	1,524,723
American Credit Acceptance Receivables Trust Series 2024-4 Class B144A	4.80	11-13-2028	3,600,000	3,607,669
Avis Budget Rental Car Funding AESOP LLC Series 2023-6A Class A144A	5.81	12-20-2029	260,000	269,840
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	625,000	600,425
Blue Bridge Funding LLC Series 2023-1A Class A144A	7.37	11-15-2030	50,660	51,231
Blue Bridge Funding LLC Series 2023-1A Class B144A	9.48	11-15-2030	100,000	101,809
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class C144A	6.38	1-15-2031	1,700,000	1,738,492
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	5,500,000	5,539,956
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	179,450	174,108
Carvana Auto Receivables Trust Series 2024-P2 Class A3	5.33	7-10-2029	1,230,000	1,247,001
CCAS LLC Series 2024-1A Class A144A	7.12	6-16-2031	1,315,000	1,333,770
Centersquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	1,500,000	1,465,288
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	1,000,000	1,016,886
Cloud Capital Holdco LP Series 2024-1A Class A2144A	5.78	11-22-2049	1,000,000	1,021,256
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	2,320,000	2,417,164
Cologix Data Centers U.S. Issuer LLC Series 2021-1A Class B144A	3.79	12-26-2051	1,350,000	1,274,927
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A144A	6.05	1-20-2031	1,957,715	1,985,156
The accompanying notes are an integral part of these financial statements.
2 | Allspring Managed Account

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
CyrusOne Data Centers Issuer I LLC Series 2023-2A Class A2144A	5.56%	11-20-2048	$1,025,000	$1,034,680
DataBank Issuer LLC Series 2021-1A Class B144A	2.65	2-27-2051	250,000	241,244
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	6,620,000	6,585,906
DB Master Finance LLC Series 2021-1A Class A23144A	2.79	11-20-2051	295,087	257,628
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	1,000,000	997,475
Driven Brands Funding LLC Series 2021-1A Class A2144A	2.79	10-20-2051	981,856	904,258
Edgeconnex Data Centers Issuer LLC Series 2024-1 Class A2144A	6.00	7-27-2054	1,058,037	1,063,603
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	125,263	126,279
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	11-25-2053	401,448	412,718
FIGRE Trust Series 2024-HE2 Class A144A±±	6.38	5-25-2054	1,681,676	1,722,966
FIGRE Trust Series 2024-HE5 Class A144A±±	5.44	10-25-2054	4,001,437	4,024,797
First National Master Note Trust Series 2024-1 Class A	5.34	5-15-2030	840,000	856,286
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	4,039,875	4,225,489
Flexential Issuer Series 2021-1A Class A2144A	3.25	11-27-2051	1,615,000	1,547,396
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class B144A	5.31	5-15-2028	1,335,000	1,344,663
FREED Mortgage Trust Series 2022-HE1 Class B144A±±	7.00	10-25-2037	2,105,000	2,193,493
Frontier Issuer LLC Series 2024-1 Class A2144A	6.19	6-20-2054	1,000,000	1,037,046
Golub Capital Partners ABS Funding Series 2024-1A Class A2144A	6.89	1-25-2034	270,000	272,363
Gracie Point International Funding LLC Series 2023-1A Class B (90 Day Average U.S. SOFR+2.60%)144A±	7.02	9-1-2026	275,000	276,577
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	3,115,000	3,244,655
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	4,150,044	4,097,397
Home Partners of America Trust Series 2021-1 Class D144A	2.48	9-17-2041	401,137	349,615
Hotwire Funding LLC Series 2021-1 Class A2144A	2.31	11-20-2051	1,050,000	1,003,109
Jack in the Box Funding LLC Series 2022-1A Class A2II144A	4.14	2-26-2052	2,632,000	2,375,900
Jimmy Johns Funding LLC Series 2017-1A Class A2II144A	4.85	7-30-2047	160,875	159,279
Lendbuzz Securitization Trust Series 2024-3A Class A2144A	4.97	10-15-2029	2,100,000	2,103,404
Lyra Music Assets Delaware LP Series 2024-2A Class A2144A	5.76	12-22-2064	4,992,834	5,032,477
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	5.51	10-16-2036	256,498	256,109
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	7.23	10-16-2036	3,300,000	3,221,217
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.66	2-19-2037	479,492	479,145
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	6.51	2-19-2037	250,000	244,992
MNR ABS Issuer I LLC‡	8.12	12-15-2038	311,893	315,792
Monroe Capital ABS Funding II Ltd. Series 2023-1A Class A1R144A	6.77	7-22-2034	555,000	555,647
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	850,725	875,301
Neighborly Issuer LLC Series 2021-1A Class A2144A	3.58	4-30-2051	72,187	67,088
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	1,250,000	1,136,378
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 3

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
NextGear Floorplan Master Owner Trust Series 2024-2A Class A2144A	4.42%	9-15-2029	$3,600,000	$3,600,071
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3144A	2.80	1-20-2051	248,646	239,202
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	23,052	23,153
Oportun Issuance Trust Series 2022-2 Class C144A	9.36	10-9-2029	88,185	88,307
OWN Equipment Fund I LLC Series 2024-2M Class A144A	5.70	12-20-2032	2,442,490	2,472,299
Oxford Finance Credit Fund III LP Series 2024-A Class A2144A	6.68	1-14-2032	325,000	327,544
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A144A	1.22	1-16-2029	44,099	43,702
Pagaya AI Debt Trust Series 2023-6 Class B144A	7.46	6-16-2031	696,775	699,160
PFS Financing Corp. Series 2024-B Class A144A	4.95	2-15-2029	335,000	337,986
PRET LLC Series 2024-NPL3 Class A1144A±±	7.52	4-27-2054	431,000	436,421
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	2,653,056	2,708,738
RCKT Mortgage Trust Series 2023-CES3 Class A1B144A±±	7.46	11-25-2043	2,540,956	2,598,594
RCKT Mortgage Trust Series 2024-CES2 Class A1A144A±±	6.14	4-25-2044	521,137	526,679
Retained Vantage Data Centers Issuer LLC Series 2023-1A Class A2A144A	5.00	9-15-2048	660,000	654,511
Retained Vantage Data Centers Issuer LLC Series 2024-1A Class A2144A	4.99	9-15-2049	2,100,000	2,074,892
RR 5 Ltd. Series 2018-5A Class A1R (U.S. SOFR 3 Month+1.50%)144A±	5.80	7-15-2039	2,500,000	2,512,675
Saluda Grade Alternative Mortgage Trust Series 2023-FIG3 Class A144A±±	7.07	8-25-2053	1,230,747	1,279,919
SEB Funding LLC Series 2021-1A Class A2144A	4.97	1-30-2052	3,017,437	2,965,101
SEB Funding LLC Series 2024-1A Class A2144A	7.39	4-30-2054	500,000	519,057
Service Experts Issuer LLC Series 2021-1A Class B144A	3.28	2-2-2032	330,000	308,897
Service Experts Issuer LLC Series 2024-1A Class A144A	6.39	11-20-2035	426,818	436,654
ServiceMaster Funding LLC Series 2020-1 Class A2II144A	3.34	1-30-2051	117,550	103,069
SESAC Finance LLC Series 2024-1 Class A2144A	6.42	1-25-2054	445,500	450,559
Sotheby’s Artfi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	3,500,000	3,548,763
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	1,995,000	1,987,264
Subway Funding LLC Series 2024-3A Class A23144A	5.91	7-30-2054	2,793,000	2,844,079
Switch ABS Issuer LLC Series 2024-2A Class A2144A	5.44	6-25-2054	2,010,000	2,009,774
Taco Bell Funding LLC Series 2021-1A Class A23144A	2.54	8-25-2051	505,987	431,991
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	1,370,000	1,391,878
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	5.96	2-15-2039	965,420	965,442
TSC SPV Funding LLC Series 2024-1A Class A2144A	6.29	8-20-2054	708,225	712,166
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	5,395,000	5,523,863
Wendy’s Funding LLC Series 2021-1A Class A2II144A	2.78	6-15-2051	241,249	211,578
Westlake Automobile Receivables Trust Series 2024-2A Class A3144A	5.56	2-15-2028	615,000	622,250
Wingstop Funding LLC Series 2024-1A Class A2144A	5.86	12-5-2054	3,000,000	3,066,454
The accompanying notes are an integral part of these financial statements.
4 | Allspring Managed Account

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24%	7-30-2051	$1,606,725	$1,486,187
Ziply Fiber Issuer LLC Series 2024-1A Class A2144A	6.64	4-20-2054	2,160,000	2,229,453
Total asset-backed securities (Cost $137,769,749)				138,990,698

	Shares
Common stocks: 0.00%
Financials: 0.00%
Financial services: 0.00%
Unifin Financiera SAB de CV♦†	32,517	0
Total common stocks (Cost $0)		0

			Principal
Corporate bonds and notes: 18.58%
Basic materials: 0.42%
Chemicals: 0.23%
Solvay Finance America LLC144A	5.85	6-4-2034	$1,500,000	1,546,497
Westlake Corp.	1.63	7-17-2029	100,000	96,978
				1,643,475
Mining: 0.19%
Glencore Funding LLC144A	3.38	9-23-2051	2,000,000	1,353,491
Communications: 1.49%
Advertising: 0.04%
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	310,000	289,955
Internet: 0.19%
MercadoLibre, Inc.	3.13	1-14-2031	1,550,000	1,362,376
Media: 1.07%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	2,340,000	1,961,552
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	750,000	686,294
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	1,440,000	896,304
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	230,000	152,782
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	12-1-2061	1,450,000	999,354
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	590,000	609,342
News Corp.144A	3.88	5-15-2029	1,770,000	1,673,756
Time Warner Cable LLC	5.50	9-1-2041	750,000	663,191
				7,642,575
Telecommunications: 0.19%
AT&T, Inc.	3.55	9-15-2055	2,000,000	1,386,872
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 5

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 3.40%
Airlines: 0.92%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38%	5-1-2027	$1,991,190	$1,934,956
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	41,667	41,623
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	505,000	502,202
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	2,000,000	1,987,051
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88	1-15-2026	1,493,760	1,487,974
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	95,531	97,884
United Airlines Pass-Through Trust Series 2024-1 Class A	5.88	2-15-2037	495,649	506,108
				6,557,798
Auto manufacturers: 0.42%
Ford Motor Co.	3.25	2-12-2032	1,375,000	1,147,660
Ford Motor Co.	6.10	8-19-2032	680,000	673,032
General Motors Financial Co., Inc.	4.90	10-6-2029	1,000,000	987,885
Toyota Motor Credit Corp.	3.85	7-24-2030	200,000	216,603
				3,025,180
Entertainment: 0.42%
Cinemark USA, Inc.144A	5.25	7-15-2028	510,000	499,317
Warnermedia Holdings, Inc.	4.28	3-15-2032	1,225,000	1,100,454
Warnermedia Holdings, Inc.	5.14	3-15-2052	1,850,000	1,427,909
				3,027,680
Home builders: 0.04%
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	290,000	281,730
Leisure time: 0.40%
NCL Corp. Ltd.144A	6.75	2-1-2032	305,000	311,776
Sabre Global, Inc.144A	8.63	6-1-2027	802,000	824,648
Sabre Global, Inc.144A	10.75	11-15-2029	1,612,000	1,717,935
				2,854,359
Lodging: 0.18%
Las Vegas Sands Corp.	6.20	8-15-2034	800,000	821,144
Marriott International, Inc.	5.50	4-15-2037	450,000	451,796
				1,272,940
Retail: 0.57%
Group 1 Automotive, Inc.144A	6.38	1-15-2030	650,000	661,642
Kohl’s Corp.	4.63	5-1-2031	615,000	479,551
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	1,130,000	1,095,724
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	110,000	104,930
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	710,000	674,157
Sonic Automotive, Inc.144A	4.63	11-15-2029	825,000	776,629
Victra Holdings LLC/Victra Finance Corp.144A	8.75	9-15-2029	310,000	329,439
				4,122,072
The accompanying notes are an integral part of these financial statements.
6 | Allspring Managed Account

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Toys/games/hobbies: 0.45%
Hasbro, Inc.	6.05%	5-14-2034	$2,125,000	$2,188,899
Mattel, Inc.144A	5.88	12-15-2027	1,000,000	1,004,197
				3,193,096
Consumer, non-cyclical: 1.78%
Agriculture: 0.07%
BAT Capital Corp.	4.76	9-6-2049	600,000	503,788
Commercial services: 0.58%
CoreCivic, Inc.	8.25	4-15-2029	250,000	265,023
GEO Group, Inc.	8.63	4-15-2029	425,000	449,904
GEO Group, Inc.	10.25	4-15-2031	100,000	109,566
Global Payments, Inc.	4.88	3-17-2031	1,000,000	1,103,853
Global Payments, Inc.	5.95	8-15-2052	1,020,000	1,018,669
Upbound Group, Inc.144A	6.38	2-15-2029	1,205,000	1,178,410
				4,125,425
Food: 0.22%
Kroger Co.	5.65	9-15-2064	1,600,000	1,555,059
Healthcare-products: 0.17%
Danaher Corp.	2.50	3-30-2030	1,200,000	1,222,563
Healthcare-services: 0.54%
DaVita, Inc.144A	6.88	9-1-2032	1,655,000	1,681,208
Elevance Health, Inc.	4.95	11-1-2031	910,000	910,821
HCA, Inc.	5.25	3-1-2030	580,000	587,910
HCA, Inc.	5.95	9-15-2054	690,000	677,155
				3,857,094
Pharmaceuticals: 0.20%
Viatris, Inc.	4.00	6-22-2050	2,090,000	1,438,409
Energy: 2.57%
Oil & gas: 1.63%
APA Corp.144A	5.35	7-1-2049	1,500,000	1,274,864
BP Capital Markets America, Inc.	5.23	11-17-2034	5,395,000	5,444,093
Coterra Energy, Inc.	5.90	2-15-2055	1,140,000	1,112,094
EOG Resources, Inc.	5.65	12-1-2054	500,000	504,269
Expand Energy Corp.	5.38	3-15-2030	2,245,000	2,231,611
Occidental Petroleum Corp.	6.05	10-1-2054	1,085,000	1,048,660
				11,615,591
Pipelines: 0.94%
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	740,000	786,834
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	470,000	470,702
Harvest Midstream I LP144A	7.50	5-15-2032	110,000	115,297
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 7

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Kinetik Holdings LP144A	6.63%	12-15-2028	$1,000,000	$1,022,999
Prairie Acquiror LP144A	9.00	8-1-2029	650,000	673,636
South Bow USA Infrastructure Holdings LLC144A	5.03	10-1-2029	1,410,000	1,402,355
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,595,000	1,547,911
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	100,000	102,322
Venture Global LNG, Inc.144A	9.50	2-1-2029	375,000	414,113
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	200,000	203,422
				6,739,591
Financial: 4.33%
Banks: 0.89%
Morgan Stanley (U.S. SOFR+1.36%)±	2.48	9-16-2036	110,000	91,492
Morgan Stanley (U.S. SOFR+1.71%)±	5.52	11-19-2055	1,550,000	1,547,774
Santander Holdings USA, Inc. (U.S. SOFR+1.94%)±	5.35	9-6-2030	1,000,000	1,005,723
Wells Fargo & Co. (3 Month EURIBOR+1.85%)±	1.74	5-4-2030	2,500,000	2,466,792
Wells Fargo & Co. (U.S. SOFR+1.11%)±	5.24	1-24-2031	1,235,000	1,255,230
				6,367,011
Diversified financial services: 1.04%
Aircastle Ltd.144A	5.95	2-15-2029	900,000	927,411
Aircastle Ltd./Aircastle Ireland DAC144A	5.25	3-15-2030	2,000,000	2,008,897
Charles Schwab Corp. (U.S. SOFR+2.01%)±	6.14	8-24-2034	2,250,000	2,406,265
Citadel Finance LLC144A	5.90	2-10-2030	1,000,000	1,003,962
Computershare U.S., Inc.	1.13	10-7-2031	700,000	628,725
PRA Group, Inc.144A	5.00	10-1-2029	500,000	466,495
				7,441,755
Insurance: 1.06%
200 Park Funding Trust144A%%	5.74	2-15-2055	720,000	727,750
AssuredPartners, Inc.144A	5.63	1-15-2029	285,000	288,169
Athene Global Funding	0.37	9-10-2026	100,000	99,933
CNO Financial Group, Inc.	6.45	6-15-2034	2,685,000	2,841,816
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	210,000	184,611
MetLife, Inc. Series G (5 Year Treasury Constant Maturity+3.58%)ʊ±	3.85	9-15-2025	750,000	742,828
National Life Insurance Co. (3 Month LIBOR+3.31%)144A±	5.25	7-19-2068	40,000	33,936
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	380,000	352,185
Pine Street Trust III144A	6.22	5-15-2054	1,020,000	1,069,615
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.16%)±	5.13	3-1-2052	750,000	713,853
Transatlantic Holdings, Inc.	8.00	11-30-2039	443,000	555,266
				7,609,962
REITs: 1.34%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	400,000	416,152
The accompanying notes are an integral part of these financial statements.
8 | Allspring Managed Account

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
Brandywine Operating Partnership LP	8.30%	3-15-2028	$1,555,000	$1,644,887
EPR Properties	3.75	8-15-2029	1,035,000	971,697
Essential Properties LP	2.95	7-15-2031	1,512,000	1,310,904
Iron Mountain, Inc.144A	4.50	2-15-2031	700,000	649,332
Mid-America Apartments LP	4.95	3-1-2035	435,000	430,108
Omega Healthcare Investors, Inc.	3.63	10-1-2029	550,000	516,020
Realty Income Corp.	5.13	7-6-2034	1,600,000	1,846,015
Starwood Property Trust, Inc.144A	6.50	7-1-2030	815,000	826,843
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	4.75	9-17-2044	1,100,000	932,269
				9,544,227
Industrial: 1.27%
Aerospace/defense: 0.45%
Boeing Co.	5.81	5-1-2050	1,525,000	1,470,980
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	1,590,000	1,760,313
				3,231,293
Building materials: 0.16%
Builders FirstSource, Inc.144A	6.38	3-1-2034	650,000	657,901
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	510,000	483,481
				1,141,382
Electronics: 0.06%
Sensata Technologies, Inc.144A	6.63	7-15-2032	410,000	416,948
Packaging & containers: 0.11%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	810,000	806,027
Trucking & leasing: 0.49%
Fortress Transportation & Infrastructure Investors LLC144A	7.00	6-15-2032	3,415,000	3,494,552
Technology: 1.08%
Computers: 0.13%
Leidos, Inc.	5.40	3-15-2032	900,000	911,234
Semiconductors: 0.63%
Foundry JV Holdco LLC144A	6.20	1-25-2037	3,515,000	3,692,021
Foundry JV Holdco LLC144A	6.30	1-25-2039	800,000	848,834
				4,540,855
Software: 0.32%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	335,000	325,030
Cloud Software Group, Inc.144A	8.25	6-30-2032	1,340,000	1,389,463
Rocket Software, Inc.144A	9.00	11-28-2028	550,000	569,741
				2,284,234
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 9

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Utilities: 2.24%
Electric: 2.16%
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63%	5-15-2055		$1,775,000	$1,791,600
Duke Energy Corp.	3.10	6-15-2028		1,200,000	1,253,938
Duke Energy Corp.	3.85	6-15-2034		1,300,000	1,361,130
Duke Energy Indiana LLC	5.40	4-1-2053		400,000	388,828
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053		830,000	817,737
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054		1,630,000	1,705,021
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055		1,825,000	1,823,160
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055		1,730,000	1,709,784
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055		1,565,000	1,543,434
Southern California Edison Co.	3.65	2-1-2050		150,000	106,360
Southern California Edison Co.	5.75	4-15-2054		340,000	326,868
Southern California Edison Co.	5.90	3-1-2055		1,165,000	1,155,620
Southwestern Public Service Co.	6.00	6-1-2054		500,000	516,434
Vistra Operations Co. LLC144A	3.70	1-30-2027		570,000	557,695
Vistra Operations Co. LLC144A	7.75	10-15-2031		350,000	369,548
					15,427,157
Gas: 0.08%
Brooklyn Union Gas Co.144A	6.39	9-15-2033		550,000	585,377
Total corporate bonds and notes (Cost $132,405,024)					132,873,133
Foreign corporate bonds and notes: 8.46%
Communications: 1.62%
Internet: 0.17%
United Group BV144A	6.50	10-31-2031	EUR	1,170,000	1,247,076
Media: 0.12%
Tele Columbus AG (PIK at 10.00%)144A¥	10.00	1-1-2029	EUR	106,459	95,252
Ziggo Bond Co. BV144A	3.38	2-28-2030	EUR	800,000	736,518
					831,770
Telecommunications: 1.33%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	600,000	813,232
Chorus Ltd.	3.63	9-7-2029	EUR	500,000	530,428
Eutelsat SA	1.50	10-13-2028	EUR	200,000	148,108
Fibercop SpA	1.63	1-18-2029	EUR	300,000	285,087
Koninklijke KPN NV	3.88	7-3-2031	EUR	400,000	434,659
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	1,218,000	1,266,267
SES SA (EURIBOR ICE Swap Rate 11:00am+3.19%)ʊ±	2.88	5-27-2026	EUR	100,000	98,159
Tele2 AB	0.75	3-23-2031	EUR	1,450,000	1,332,742
Telefonaktiebolaget LM Ericsson	1.00	5-26-2029	EUR	250,000	237,672
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	1,400,000	1,568,473
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	810,000	849,580
The accompanying notes are an integral part of these financial statements.
10 | Allspring Managed Account

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Telecommunications(continued)
Vodafone Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.48%)±	3.00%	8-27-2080	EUR	840,000	$827,605
Zegona Finance PLC144A	6.75	7-15-2029	EUR	1,000,000	1,104,985
					9,496,997
Consumer, cyclical: 1.26%
Auto manufacturers: 0.01%
Stellantis NV	2.00	3-20-2025	EUR	100,000	103,700
Auto parts & equipment: 0.07%
Forvia SE	7.25	6-15-2026	EUR	500,000	532,150
Distribution/wholesale: 0.15%
SIG PLC144A	9.75	10-31-2029	EUR	1,000,000	1,055,503
Entertainment: 0.62%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	1,180,000	1,253,686
Allwyn Entertainment Financing U.K. PLC144A	7.25	4-30-2030	EUR	1,000,000	1,109,964
Banijay Entertainment SASU144A	7.00	5-1-2029	EUR	1,100,000	1,199,597
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	540,000	591,887
Universal Music Group NV	4.00	6-13-2031	EUR	250,000	271,480
					4,426,614
Leisure time: 0.29%
TUI AG	5.88	3-15-2029	EUR	1,165,000	1,260,310
TUI Cruises GmbH144A	5.00	5-15-2030	EUR	729,000	775,928
					2,036,238
Lodging: 0.12%
AccorInvest Group SA	5.50	11-15-2031	EUR	800,000	857,005
Consumer, non-cyclical: 1.53%
Agriculture: 0.19%
BAT International Finance PLC	2.25	1-16-2030	EUR	1,380,000	1,375,804
Commercial services: 0.93%
Amber Finco PLC	6.63	7-15-2029	EUR	1,560,000	1,713,339
Nexi SpA	2.13	4-30-2029	EUR	1,500,000	1,491,916
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	1,050,000	1,111,927
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	650,000	710,936
Verisure Holding AB	5.50	5-15-2030	EUR	860,000	929,654
Worldline SA	4.13	9-12-2028	EUR	700,000	724,465
					6,682,237
Food: 0.28%
Iceland Bondco PLC	10.88	12-15-2027	GBP	735,000	990,565
Market Bidco Finco PLC	5.50	11-4-2027	GBP	800,000	981,162
Sigma Holdco BV144A	5.75	5-15-2026	EUR	27,324	28,252
					1,999,979
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 11

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Healthcare-services: 0.10%
Ephios Subco 3 Sarl	7.88%	1-31-2031	EUR	600,000	$676,173
Pharmaceuticals: 0.03%
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.11%)±	3.13	11-12-2079	EUR	200,000	199,177
Energy: 0.51%
Oil & gas: 0.37%
Aker BP ASA	1.13	5-12-2029	EUR	250,000	239,979
Repsol International Finance BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.77%)ʊ±	2.50	12-22-2026	EUR	1,250,000	1,272,621
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	1,200,000	1,178,368
					2,690,968
Oil & gas services: 0.14%
OEG Finance PLC	7.25	9-27-2029	EUR	900,000	980,295
Financial: 1.68%
Banks: 1.11%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	1,200,000	1,237,040
Banco de Sabadell SA (EURIBOR ICE Swap Rate 11:00am+2.40%)±	5.50	9-8-2029	EUR	400,000	447,284
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	1,200,000	1,301,625
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	400,000	446,859
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	200,000	223,290
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	1,000,000	1,109,254
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	800,000	920,129
Nordea Bank Abp (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.00%)ʊ±	3.50	3-12-2025	EUR	400,000	414,943
Nykredit Realkredit AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.57%)ʊ±	4.13	4-15-2026	EUR	600,000	623,456
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	300,000	338,997
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+4.95%)±	7.75	3-1-2029	EUR	750,000	884,335
					7,947,212
Diversified financial services: 0.18%
Sherwood Financing PLC	4.50	11-15-2026	EUR	1,220,000	1,263,985
Insurance: 0.19%
Assicurazioni Generali SpA	2.43	7-14-2031	EUR	300,000	294,734
AXA SA	3.63	1-10-2033	EUR	1,000,000	1,085,790
					1,380,524
The accompanying notes are an integral part of these financial statements.
12 | Allspring Managed Account

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Real estate: 0.20%
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13%	12-2-2026	EUR	1,420,000	$1,443,576
Government securities: 0.20%
Multi-national: 0.20%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	1,570,000	1,405,802
Industrial: 0.51%
Engineering & construction: 0.15%
Bouygues SA	4.63	6-7-2032	EUR	500,000	564,308
Infrastrutture Wireless Italiane SpA	1.75	4-19-2031	EUR	500,000	483,193
					1,047,501
Machinery-diversified: 0.32%
John Deere Bank SA	2.50	9-14-2026	EUR	1,500,000	1,555,505
Nova Alexandre III SAS (3 Month EURIBOR+5.25%)144A±	8.04	7-15-2029	EUR	750,000	777,826
					2,333,331
Packaging & containers: 0.04%
OI European Group BV	6.25	5-15-2028	EUR	250,000	268,555
Technology: 0.30%
Computers: 0.30%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	729,000	778,113
Teleperformance SE	5.75	11-22-2031	EUR	1,200,000	1,345,471
					2,123,584
Utilities: 0.85%
Electric: 0.55%
Enel Finance International NVøø	0.75	6-17-2030	EUR	1,750,000	1,618,375
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	1,100,000	1,193,575
RWE AG	2.75	5-24-2030	EUR	200,000	206,680
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	800,000	904,455
					3,923,085
Gas: 0.16%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	1,200,000	1,171,388
Water: 0.14%
Holding d’Infrastructures des Metiers de l’Environnement	4.88	10-24-2029	EUR	945,000	1,011,310
Total foreign corporate bonds and notes (Cost $61,752,650)					60,511,539
Foreign government bonds: 5.64%
Australia: 0.63%
Australia	2.75	11-21-2028	AUD	7,530,000	4,508,551
Brazil: 1.26%
Brazil	10.00	1-1-2027	BRL	57,500,000	9,047,204
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 13

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Indonesia: 0.48%
Indonesia	6.63%	2-15-2034	IDR	6,000,000,000	$353,224
Indonesia	6.88	4-15-2029	IDR	51,300,000,000	3,099,238
					3,452,462
Malaysia: 0.44%
Malaysia	3.50	5-31-2027	MYR	5,500,000	1,234,083
Malaysia	3.88	3-14-2025	MYR	8,475,000	1,899,520
					3,133,603
South Africa: 0.46%
Republic of South Africa	8.00	1-31-2030	ZAR	63,775,000	3,257,665
United Kingdom: 2.37%
U.K. Gilts	3.25	1-31-2033	GBP	7,390,000	8,609,000
U.K. Gilts	4.13	7-22-2029	GBP	6,645,000	8,347,657
					16,956,657
Total foreign government bonds (Cost $41,518,986)					40,356,142
Loans: 0.41%
Consumer, cyclical: 0.09%
Airlines: 0.03%
American Airlines, Inc. (U.S. SOFR 3 Month+4.75%)±	9.30	4-20-2028		$180,556	184,212
Retail: 0.06%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.84	3-3-2028		500,000	460,470
Consumer, non-cyclical: 0.16%
Food: 0.10%
B&G Foods, Inc. (U.S. SOFR 1 Month+3.50%)±	7.82	10-10-2029		748,125	743,292
Healthcare-services: 0.06%
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.08	7-1-2031		404,990	322,303
Modivcare, Inc. (U.S. SOFR 3 Month+8.50%)‡±	12.79	1-9-2026		70,597	67,773
					390,076
Energy: 0.01%
Pipelines: 0.01%
Prairie ECI Acquiror LP (U.S. SOFR 1 Month+4.25%)±	8.57	8-1-2029		99,251	100,070
Financial: 0.15%
Insurance: 0.15%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.69	12-23-2026		1,078,104	1,076,875
Total loans (Cost $3,048,254)					2,954,995
Non-agency mortgage-backed securities: 11.32%
A&D Mortgage Trust Series 2024-NQM4 Class A1144A	5.46	8-25-2069		2,112,038	2,110,078
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053		729,387	689,978
The accompanying notes are an integral part of these financial statements.
14 | Allspring Managed Account

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Angel Oak Mortgage Trust Series 2024-10 Class A1144A±±	5.35%	10-25-2069	$4,150,223	$4,149,930
Angel Oak Mortgage Trust Series 2024-8 Class A1144A±±	5.34	5-27-2069	1,945,027	1,942,560
BAHA Trust Series 2024-MAR Class B144A±±	7.07	12-10-2041	2,240,000	2,351,367
Bank Series 2022-BNK44 Class A5±±	5.74	11-15-2055	3,835,000	4,045,194
BBCMS Mortgage Trust Series 2024-5C25 Class AS±±	6.36	3-15-2057	795,000	829,190
Benchmark Mortgage Trust Series 2022-B33 Class A5	3.46	3-15-2055	475,000	429,640
Benchmark Mortgage Trust Series 2022-B35 Class A5±±	4.44	5-15-2055	1,602,000	1,533,817
BMO Mortgage Trust Series 2023-C4 Class A5±±	5.12	2-15-2056	250,000	253,587
BMO Mortgage Trust Series 2024-C8 Class AS±±	5.91	3-15-2057	1,115,000	1,167,419
BRAVO Residential Funding Trust Series 2024-NQM1 Class A1144A±±	5.94	12-1-2063	5,203,836	5,237,255
BX Commercial Mortgage Trust Series 2023-VLT3 Class B (U.S. SOFR 1 Month+2.69%)144A±	7.00	11-15-2028	750,000	738,750
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	250,000	232,139
BX Trust Series 2021-ARIA Class A (U.S. SOFR 1 Month+1.01%)144A±	5.33	10-15-2036	1,500,000	1,499,062
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	6.32	10-15-2036	4,560,000	4,554,300
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	585,000	569,356
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	6.95	2-15-2041	750,000	739,687
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	3.76	3-25-2067	937,356	900,309
CHNGE Mortgage Trust Series 2023-4 Class A1144A±±	7.57	9-25-2058	229,256	233,319
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057	1,094,819	1,052,926
DBSG Mortgage Trust Series 2024-ALTA Class A144A±±	5.95	6-10-2037	1,615,000	1,641,199
Fontainebleau Miami Beach Mortgage Trust Series 2024- FBLU Class D (U.S. SOFR 1 Month+2.60%)144A±	6.91	12-15-2039	2,165,000	2,175,825
FREMF Mortgage Trust Series 2019-KF70 Class B (30 Day Average U.S. SOFR+2.41%)144A±	6.74	9-25-2029	65,831	62,024
FREMF Mortgage Trust Series 2020-KF76 Class B (30 Day Average U.S. SOFR+2.86%)144A±	7.19	1-25-2030	120,062	117,508
Harvest Commercial Capital Loan Trust Series 2024-1 Class A	6.16	10-25-2056	319,596	330,212
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	102,797	88,787
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A2144A±±	1.36	9-25-2056	447,205	374,983
JPMBB Commercial Mortgage Securities Trust Series 2013- C15 Class D144A±±	4.75	11-15-2045	142,452	120,603
JPMorgan Mortgage Trust Series 2020-1 Class A15144A±±	3.50	6-25-2050	72,044	64,769
MCR Mortgage Trust Series 2024-HF1 Class A (U.S. SOFR 1 Month+1.79%)144A±	6.10	12-15-2041	1,695,000	1,705,064
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	900,000	809,536
MFA Trust Series 2021-INV1 Class A2144A±±	1.06	1-25-2056	531,006	508,040
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	86,232	80,165
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B2144A±±	2.50	11-25-2060	1,980,000	1,518,240
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	3,200,000	2,880,000
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 15

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
New Residential Mortgage Loan Trust Series 2018-4A Class A1M (U.S. SOFR 1 Month+1.01%)144A±	5.33%	1-25-2048	$70,164	$68,608
New Residential Mortgage Loan Trust Series 2022-NQM1 Class A1144A±±	2.28	4-25-2061	362,303	321,257
OBX Trust Series 2022-NQM7 Class A1144A±±	5.11	8-25-2062	1,172,478	1,168,197
OPG Trust Series 2021-PORT Class A (U.S. SOFR 1 Month+0.60%)144A±	4.91	10-15-2036	1,153,723	1,147,954
OPG Trust Series 2021-PORT Class B (U.S. SOFR 1 Month+0.83%)144A±	5.14	10-15-2036	975,000	970,125
PRKCM Trust Series 2022-AFC1 Class A1A144A±±	4.10	4-25-2057	1,423,037	1,395,549
PRPM LLC Series 2024-2 Class A1144A±±	7.03	3-25-2029	422,358	426,018
PRPM LLC Series 2024-NQM3 Class A1144A±±	5.23	8-25-2069	2,844,041	2,831,975
RCKT Mortgage Trust Series 2025-CES1 Class A1A144A±±	5.65	1-25-2045	1,976,343	1,993,254
ROCK Trust Series 2024-CNTR Class B144A	5.93	11-13-2041	5,235,000	5,355,116
SG Residential Mortgage Trust Series 2021-1 Class A2144A±±	1.36	7-25-2061	1,554,129	1,259,731
SHR Trust Series 2024-LXRY Class A (U.S. SOFR 1 Month+1.95%)144A±	6.26	10-15-2041	3,325,000	3,338,525
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1144A±±	1.03	11-25-2055	46,041	43,603
SWCH Commercial Mortgage Trust Series 2025-DATA Class C (U.S. SOFR 1 Month+2.09%)144A±	6.40	3-15-2042	4,000,000	3,985,000
Towd Point Mortgage Trust Series 2019-HY3 Class A2 (U.S. SOFR 1 Month+1.41%)144A±	5.73	10-25-2059	150,000	152,529
Towd Point Mortgage Trust Series 2020-4 Class A2144A	2.50	10-25-2060	350,000	290,567
Towd Point Mortgage Trust Series 2023-CES1 Class A1A144A±±	6.75	7-25-2063	943,143	954,443
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	264,140	247,659
Verus Securitization Trust Series 2021-R3 Class A2144A±±	1.28	4-25-2064	55,655	52,248
Verus Securitization Trust Series 2024-4 Class A1144A±±	6.22	6-25-2069	2,201,115	2,224,119
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	5,000,000	5,020,429
Total non-agency mortgage-backed securities (Cost $80,600,348)				80,983,724
U.S. Treasury securities: 23.39%
U.S. Treasury Bonds	2.25	8-15-2049	945,000	618,901
U.S. Treasury Bonds	4.25	8-15-2054	14,135,000	13,582,852
U.S. Treasury Bonds	4.50	2-15-2044	135,000	134,557
U.S. Treasury Bonds	4.50	11-15-2054	10,240,000	10,267,200
U.S. Treasury Bonds	4.63	11-15-2044	470,000	475,141
U.S. Treasury Bonds	4.63	5-15-2054	11,975,000	12,229,936
U.S. Treasury Bonds	4.75	11-15-2043	2,265,000	2,333,038
U.S. Treasury Bonds	4.75	11-15-2053	580,000	602,860
U.S. Treasury Notes	3.63	8-31-2029	33,330,000	32,814,427
U.S. Treasury Notes	4.13	10-31-2029	17,665,000	17,747,805
U.S. Treasury Notes	4.13	11-30-2031	1,495,000	1,497,161
U.S. Treasury Notes	4.25	1-15-2028	1,580,000	1,591,727
U.S. Treasury Notes##	4.25	1-31-2030	62,915,000	63,573,641
The accompanying notes are an integral part of these financial statements.
16 | Allspring Managed Account

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	4.38%	7-31-2026	$9,125,000	$9,165,278
U.S. Treasury Notes	4.63	2-15-2035	685,000	708,654
Total U.S. Treasury securities (Cost $166,784,957)				167,343,178
Yankee corporate bonds and notes: 6.14%
Basic materials: 0.10%
Chemicals: 0.10%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	800,000	744,974
Communications: 0.18%
Media: 0.05%
VZ Secured Financing BV144A	5.00	1-15-2032	400,000	352,597
Telecommunications: 0.13%
Colombia Telecomunicaciones SA ESP144A	4.95	7-17-2030	525,000	452,641
Nokia Oyj	6.63	5-15-2039	160,000	166,013
Zegona Finance PLC144A	8.63	7-15-2029	275,000	292,188
				910,842
Consumer, cyclical: 0.67%
Airlines: 0.09%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	635,000	634,924
Leisure time: 0.58%
Carnival Corp.144A	6.13	2-15-2033	3,965,000	3,993,063
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	185,000	187,084
				4,180,147
Consumer, non-cyclical: 0.14%
Pharmaceuticals: 0.14%
Pfizer Investment Enterprises Pte. Ltd.	5.30	5-19-2053	1,055,000	1,020,095
Energy: 1.35%
Oil & gas: 0.83%
Aker BP ASA144A	5.13	10-1-2034	1,150,000	1,103,048
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	185,366	184,254
BP Capital Markets PLC (5 Year Treasury Constant Maturity+2.15%)ʊ±	6.45	12-1-2033	1,000,000	1,021,397
Eni SpA144A	5.95	5-15-2054	1,995,000	1,973,109
TotalEnergies Capital SA	5.43	9-10-2064	1,000,000	955,538
Woodside Finance Ltd.	5.70	9-12-2054	725,000	695,699
				5,933,045
Pipelines: 0.52%
Enbridge, Inc.	5.95	4-5-2054	680,000	690,282
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	300,000	314,313
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 17

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Northriver Midstream Finance LP144A	6.75%	7-15-2032	$1,665,000	$1,699,584
South Bow Canadian Infrastructure Holdings Ltd. (5 Year Treasury Constant Maturity+3.95%)144A±	7.63	3-1-2055	1,000,000	1,027,777
				3,731,956
Financial: 2.72%
Banks: 1.79%
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	150,000	148,875
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	700,000	697,025
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	1,200,000	1,166,746
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	1,200,000	1,127,400
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	576,000	606,629
Banque Federative du Credit Mutuel SA144A	5.19	2-16-2028	1,000,000	1,013,341
Barclays PLC (U.S. SOFR+1.23%)±	5.37	2-25-2031	1,180,000	1,193,733
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	700,000	673,056
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	500,000	526,904
BNP Paribas SA (U.S. SOFR+1.92%)144A±	5.91	11-19-2035	1,930,000	1,924,009
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	1,020,000	1,050,502
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	1,250,000	1,241,024
Macquarie Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.05	3-3-2036	400,000	351,511
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	610,000	591,876
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	500,000	501,250
				12,813,881
Diversified financial services: 0.08%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	520,000	535,897
Unifin Financiera SAB de CV144A	9.88	1-28-2029	250,000	16,563
				552,460
Insurance: 0.75%
Allianz SE (5 Year Treasury Constant Maturity+2.77%)144A±	5.60	9-3-2054	200,000	199,120
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	400,000	417,917
The accompanying notes are an integral part of these financial statements.
18 | Allspring Managed Account

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
Dai-ichi Life Insurance Co. Ltd. (5 Year Treasury Constant Maturity+2.52%)144Aʊ±	6.20%	1-16-2035	$1,815,000	$1,856,602
Intact Financial Corp.144A	5.46	9-22-2032	810,000	824,336
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	2,000,000	2,059,138
				5,357,113
Savings & loans: 0.10%
Nationwide Building Society144A	4.85	7-27-2027	700,000	705,455
Government securities: 0.08%
Multi-national: 0.08%
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	600,000	588,900
Industrial: 0.04%
Engineering & construction: 0.04%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	240,000	257,468
Technology: 0.11%
Semiconductors: 0.11%
SK Hynix, Inc.144A	5.50	1-16-2027	739,000	749,826
Utilities: 0.75%
Electric: 0.75%
Comision Federal de Electricidad144A	3.35	2-9-2031	1,000,000	844,449
Comision Federal de Electricidad144A	3.88	7-26-2033	2,300,000	1,880,021
Electricite de France SA144A	5.75	1-13-2035	2,600,000	2,642,022
				5,366,492
Total yankee corporate bonds and notes (Cost $43,957,813)				43,900,175
Yankee government bonds: 1.64%
Benin: 0.05%
Benin144A	7.96	2-13-2038	400,000	377,180
Bermuda: 0.08%
Bermuda144A	3.38	8-20-2050	800,000	544,000
Colombia: 0.20%
Colombia	8.00	11-14-2035	1,400,000	1,430,253
Dominican Republic: 0.19%
Dominican Republic144A	4.88	9-23-2032	380,000	347,134
Dominican Republic144A	7.05	2-3-2031	1,000,000	1,040,450
				1,387,584
Israel: 0.22%
Israel	5.75	3-12-2054	1,650,000	1,553,681
Ivory Coast: 0.15%
Ivory Coast144A	8.25	1-30-2037	1,100,000	1,069,310
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 19

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mexico: 0.18%
Mexico	6.35%	2-9-2035	$1,300,000	$1,307,788
Oman: 0.10%
Oman144A	6.25	1-25-2031	700,000	729,866
Panama: 0.47%
Panama	4.50	1-19-2063	4,000,000	2,471,779
Panama	6.40	2-14-2035	900,000	850,254
				3,322,033
Total yankee government bonds (Cost $12,057,602)				11,721,695

		Yield	Shares
Short-term investments: 2.87%
Investment companies: 2.87%
Allspring Government Money Market Fund Select Class♠∞##		4.29	20,507,340	20,507,340
Total short-term investments (Cost $20,507,340)				20,507,340
Total investments in securities (Cost $784,364,967)	109.75%			785,035,294
Other assets and liabilities, net	(9.75)			(69,741,084)
Total net assets	100.00%			$715,294,210

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
†	Non-income-earning security
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AUD	Australian dollar
BRL	Brazilian real
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TVA	Tennessee Valley Authority
ZAR	South African rand
The accompanying notes are an integral part of these financial statements.
20 | Allspring Managed Account

Portfolio of investments—February 28, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$13,123,011	$214,273,785	$(206,889,456)	$0	$0	$20,507,340	20,507,340	$302,284
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	3,370,032	AUD	5,290,000	Morgan Stanley, Inc.	3-31-2025	$86,909	$0
USD	297,781	AUD	480,000	Morgan Stanley, Inc.	3-31-2025	0	(121)
USD	491,469	AUD	775,000	Morgan Stanley, Inc.	3-31-2025	10,483	0
USD	2,039,678	BRL	12,800,000	Morgan Stanley, Inc.	3-31-2025	0	(122,081)
USD	2,594,807	BRL	16,230,000	Morgan Stanley, Inc.	3-31-2025	0	(146,236)
USD	4,123,640	BRL	24,000,000	Morgan Stanley, Inc.	3-31-2025	70,342	0
USD	1,041,898	BRL	6,000,000	Morgan Stanley, Inc.	3-31-2025	28,574	0
BRL	3,900,000	USD	677,083	Morgan Stanley, Inc.	3-31-2025	0	(18,422)
USD	75,578,966	EUR	71,611,000	Citibank N.A.	3-31-2025	1,191,985	0
EUR	400,000	USD	422,236	Citibank N.A.	3-31-2025	0	(6,730)
EUR	5,605,000	USD	5,840,610	Citibank N.A.	3-31-2025	0	(18,334)
EUR	290,000	USD	299,618	Citibank N.A.	3-31-2025	1,624	0
USD	3,877,481	EUR	3,750,000	Citibank N.A.	3-31-2025	0	(17,886)
USD	1,030,439	EUR	1,000,000	Citibank N.A.	3-31-2025	0	(8,326)
USD	1,390,062	EUR	1,350,000	Citibank N.A.	3-31-2025	0	(12,270)
USD	779,761	EUR	750,000	Citibank N.A.	3-31-2025	687	0
USD	3,236,198	EUR	3,100,000	Citibank N.A.	3-31-2025	16,028	0
EUR	3,600,000	USD	3,727,168	Citibank N.A.	3-31-2025	12,385	0
USD	2,355,034	EUR	2,250,000	Citibank N.A.	3-31-2025	17,813	0
USD	17,668,103	GBP	13,934,000	Citibank N.A.	3-31-2025	141,552	0
GBP	185,000	USD	232,459	Citibank N.A.	3-31-2025	239	0
USD	547,061	GBP	450,000	Citibank N.A.	3-31-2025	0	(18,961)
USD	647,840	GBP	525,000	Citibank N.A.	3-31-2025	0	(12,519)
USD	987,871	GBP	790,000	Citibank N.A.	3-31-2025	0	(5,811)
USD	835,806	GBP	660,000	Citibank N.A.	3-31-2025	5,640	0
USD	3,508,202	ZAR	64,265,000	Morgan Stanley, Inc.	3-31-2025	81,002	0
USD	1,908,714	MYR	8,510,000	Morgan Stanley, Inc.	4-2-2025	0	(119)
USD	1,215,297	MYR	5,400,000	Morgan Stanley, Inc.	4-2-2025	4,052	0
						$1,669,315	$(387,816)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra Long Term U.S. Treasury Bond	56	6-18-2025	$6,904,275	$6,951,000	$46,725	$0
2-Year U.S. Treasury Notes	412	6-30-2025	85,075,543	85,271,125	195,582	0
5-Year U.S. Treasury Notes	762	6-30-2025	82,092,471	82,248,375	155,904	0
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 21

Portfolio of investments—February 28, 2025 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year Euro BUND Index	(1)	3-6-2025	$(141,421)	$(138,165)	$3,256	$0
2-Year Euro SCHATZ	(2)	3-6-2025	(222,561)	(221,848)	713	0
5-Year Euro-BOBL Futures	(489)	3-6-2025	(60,045,927)	(59,806,430)	239,497	0
Ultra 10-Year U.S. Treasury Notes	(176)	6-18-2025	(20,002,079)	(20,108,000)	0	(105,921)
					$641,677	$(105,921)
The accompanying notes are an integral part of these financial statements.
22 | Allspring Managed Account

Statement of assets and liabilities—February 28, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $763,857,627)	$764,527,954
Investments in affiliated securities, at value (cost $20,507,340)	20,507,340
Cash	45,793
Cash at broker segregated for futures contracts	1,878,000
Foreign currency, at value (cost $1,514,005)	1,508,951
Receivable for investments sold	9,792,230
Receivable for interest	6,508,416
Unrealized gains on forward foreign currency contracts	1,669,315
Receivable for Fund shares sold	1,243,405
Receivable for daily variation margin on open futures contracts	299,183
Receivable from manager	36,459
Total assets	808,017,046
Liabilities
Payable for when-issued transactions	81,722,469
Payable for investments purchased	9,479,963
Cash collateral due to broker for forward foreign currency contracts	630,000
Unrealized losses on forward foreign currency contracts	387,816
Payable for Fund shares redeemed	276,563
Payable for daily variation margin on open futures contracts	164,463
Cash due to broker	50,000
Contingent tax liability	65
Accrued expenses and other liabilities	11,497
Total liabilities	92,722,836
Total net assets	$715,294,210
Net assets consist of
Paid-in capital	$716,445,261
Total distributable loss	(1,151,051)
Total net assets	$715,294,210
Computation of net asset value per share
Net assets	$715,294,210
Shares outstanding[1]	41,834,677
Net asset value per share	$17.10
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 23

Statement of operations—six months ended February 28, 2025 (unaudited)
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $6,477)	$13,918,277
Income from affiliated securities	302,284
Dividends	10,704
Total investment income	14,231,265
Expenses
Custody and accounting fees	54,617
Professional fees	7,595
Registration fees	73,074
Shareholder report expenses	6,341
Trustees’ fees and expenses	5,792
Other fees and expenses	9,924
Total expenses	157,343
Less: Fee waivers and/or expense reimbursements	(157,343)
Net expenses	0
Net investment income	14,231,265
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(4,962,304)
Foreign currency and foreign currency translations	(191,294)
Forward foreign currency contracts	3,166,132
Futures contracts	(223,753)
Net realized losses on investments	(2,211,219)
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $65)	(1,849,388)
Foreign currency and foreign currency translations	(61,054)
Forward foreign currency contracts	1,855,689
Futures contracts	600,668
Net change in unrealized gains (losses) on investments	545,915
Net realized and unrealized gains (losses) on investments	(1,665,304)
Net increase in net assets resulting from operations	$12,565,961
The accompanying notes are an integral part of these financial statements.
24 | Allspring Managed Account

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 28, 2025 (unaudited)		Year ended August 31, 2024
Operations
Net investment income		$14,231,265		$5,831,331
Net realized gains (losses) on investments		(2,211,219)		332,779
Net change in unrealized gains (losses) on investments		545,915		3,337,022
Net increase in net assets resulting from operations		12,565,961		9,501,132
Distributions to shareholders from
Net investment income and net realized gains		(13,984,946)		(4,894,270)
Capital share transactions	Shares		Shares
Proceeds from shares sold	32,685,816	558,707,560	12,210,521	205,895,895
Reinvestment of distributions	2,535	44,160	75,389	1,250,590
Payment for shares redeemed	(4,205,132)	(71,449,615)	(608,909)	(10,215,126)
Net increase in net assets resulting from capital share transactions		487,302,105		196,931,359
Total increase in net assets		485,883,120		201,538,221
Net assets
Beginning of period		229,411,090		27,872,869
End of period		$715,294,210		$229,411,090
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 25

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2025 (unaudited)	Year ended August 31
		2024	2023	2022	2021[1]
Net asset value, beginning of period	$17.18	$16.65	$17.22	$20.27	$20.00
Net investment income	0.47 [2]	0.99 [2]	0.76 [2]	0.57	0.14
Net realized and unrealized gains (losses) on investments	(0.12)	0.45	(0.62)	(2.86)	0.13
Total from investment operations	0.35	1.44	0.14	(2.29)	0.27
Distributions to shareholders from
Net investment income	(0.43)	(0.91)	(0.71)	(0.72)	0.00
Net realized gains	0.00	0.00	0.00	(0.04)	0.00
Total distributions to shareholders	(0.43)	(0.91)	(0.71)	(0.76)	0.00
Net asset value, end of period	$17.10	$17.18	$16.65	$17.22	$20.27
Total return[3]	2.10%	8.97%	0.95%	(11.59)%	1.35%
Ratios to average net assets (annualized)
Gross expenses	0.06%	0.16%	0.69%	0.96%	0.83%
Net expenses[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	5.45%	5.89%	4.53%	3.04%	2.75%
Supplemental data
Portfolio turnover rate	131%	291%	249%	125%	27%
Net assets, end of period (000s omitted)	$715,294	$229,411	$27,873	$22,642	$25,337

[1]	For the period from June 2, 2021 (commencement of operations) to August 31, 2021
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.
26 | Allspring Managed Account

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder Shares - Series CP (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose fund invested primarily in debt securities and is intended to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2025, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade
Allspring Managed Account | 27

Notes to financial statements (unaudited)
and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as daily variation margin receivable (or
28 | Allspring Managed Account

Notes to financial statements (unaudited)
payable) on centrally cleared swaps in the Statement of assets and liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring Managed Account | 29

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the period since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2025, the aggregate cost of all investments for federal income tax purposes was $784,050,435 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$8,946,003
Gross unrealized losses	(6,143,889)
Net unrealized gains	$2,802,114
As of August 31, 2024, the Fund had capital loss carryforwards which consisted of $311,505 in short-term capital losses and $2,182,470 in long-term capital losses.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
30 | Allspring Managed Account

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$84,892,675	$0	$84,892,675
Asset-backed securities	0	138,674,906	315,792	138,990,698
Common stocks
Financials	0	0	0	0
Corporate bonds and notes	0	132,873,133	0	132,873,133
Foreign corporate bonds and notes	0	60,511,539	0	60,511,539
Foreign government bonds	0	40,356,142	0	40,356,142
Loans	0	2,887,222	67,773	2,954,995
Non-agency mortgage-backed securities	0	80,983,724	0	80,983,724
U.S. Treasury securities	167,343,178	0	0	167,343,178
Yankee corporate bonds and notes	0	43,900,175	0	43,900,175
Yankee government bonds	0	11,721,695	0	11,721,695
Short-term investments
Investment companies	20,507,340	0	0	20,507,340
	187,850,518	596,801,211	383,565	785,035,294
Forward foreign currency contracts	0	1,669,315	0	1,669,315
Futures contracts	641,677	0	0	641,677
Total assets	$188,492,195	$598,470,526	$383,565	$787,346,286
Liabilities
Forward foreign currency contracts	$0	$387,816	$0	$387,816
Futures contracts	105,921	0	0	105,921
Total liabilities	$105,921	$387,816	$0	$493,737
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At February 28, 2025, the Fund had no material transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund including acquired fund fees and expenses, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended February 28, 2025.
Allspring Managed Account | 31

Notes to financial statements (unaudited)
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2025 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$814,986,364	$450,571,925	$632,773,465	$92,126,779
6.
DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2025, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund also entered into forward foreign currency contracts for economic hedging purposes.
The volume of the Fund’s derivative activity during the six months ended February 28, 2025 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$3,922,340
Average contract amounts to sell	83,279,348
Futures contracts
Average notional balance on long futures	$117,423,980
Average notional balance on short futures	48,135,962
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of February 28, 2025 by primary risk type was as follows for the Fund:
	Interest rate risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$1,669,315	$1,669,315
Futures contracts	641,677 *	0	641,677
	$641,677	$1,669,315	$2,310,992
Liability derivatives
Forward foreign currency contracts	$0	$387,816	$387,816
Futures contracts	105,921 *	0	105,921
	$105,921	$387,816	$493,737

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts, only the current day’s variation margin as of February 28, 2025 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the six months ended February 28, 2025 was as follows:
	INTEREST RATE RISK	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$3,166,132	$3,166,132
Futures contracts	(223,753)	0	(223,753)
	$(223,753)	$3,166,132	$2,942,379
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$1,855,689	$1,855,689
Futures contracts	600,668	0	600,668
	$600,668	$1,855,689	$2,456,357
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar
32 | Allspring Managed Account

Notes to financial statements (unaudited)
agreements, if any, are reported separately in the Statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Citibank N.A.	$1,387,953	$(100,837)	$0	$1,287,116
Morgan Stanley, Inc.	281,362	(281,362)	0	0

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Citibank N.A.	$100,837	$(100,837)	$0	$0
Morgan Stanley, Inc.	286,979	(281,362)	(5,617)	0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Managed Account | 33

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholder may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

34 | Allspring Managed Account

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Managed Account | 35

This page is intentionally left blank.

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
Attn:  Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275

This report and the financial statements contained herein are submitted for the general information of the shareholder of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4903 02-25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: April 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: April 24, 2025

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: April 24, 2025